Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Corporate Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the period ended February 28, 2022

Schedule of Investments (unaudited)

CONVERTIBLE FUND February 28, 2022

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 97.50%

COMMON STOCKS 1.44%

Banks 0.78%
Bank of America Corp.			210,810	$9,317,802

Biotechnology 0.66%
Mirati Therapeutics, Inc.*			51,660	4,561,062
Rocket Pharmaceuticals, Inc.*			190,630	3,395,120
Total				7,956,182
Total Common Stocks (cost $23,633,976)				17,273,984

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 83.64%

Airlines 3.10%
JetBlue Airways Corp.†	0.50%	4/1/2026	$26,250,000	25,331,250
Southwest Airlines Co.	1.25%	5/1/2025	8,785,000	11,774,096
Total				37,105,346

Auto Manufacturers 2.63%
Ford Motor Co.†	Zero Coupon	3/15/2026	16,745,000	20,517,388
Tesla, Inc.	2.00%	5/15/2024	785,000	11,000,833
Total				31,518,221

Beverages 1.43%
MGP Ingredients, Inc.†	1.875%	11/15/2041	15,685,000	17,183,873

Biotechnology 1.52%
Insmed, Inc.	0.75%	6/1/2028	18,525,000	18,191,550

Chemicals 0.42%
Danimer Scientific, Inc.†	3.25%	12/15/2026	6,740,000	5,001,080

Commercial Services 5.85%
Block, Inc.	Zero Coupon	5/1/2026	20,040,000	18,461,850
Block, Inc.	0.25%	11/1/2027	965,000	881,769
Chegg, Inc.	Zero Coupon	9/1/2026	50,225,000	41,184,500
Euronet Worldwide, Inc.	0.75%	3/15/2049	8,515,000	9,590,018
Total				70,118,137

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Computers 5.79%
Lumentum Holdings, Inc.	0.50%	12/15/2026	$15,175,000	$18,067,355
Rapid7, Inc.†	0.25%	3/15/2027	11,470,000	13,692,313
Western Digital Corp.	1.50%	2/1/2024	25,395,000	25,001,377
Zscaler, Inc.	0.125%	7/1/2025	7,420,000	12,669,650
Total				69,430,695

Energy-Alternate Sources 5.49%
Enphase Energy, Inc.	Zero Coupon	3/1/2028	27,690,000	26,470,809
Green Plains, Inc.	2.25%	3/15/2027	10,390,000	13,465,440
SunPower Corp.	4.00%	1/15/2023	6,550,000	7,150,561
Sunrun, Inc.	Zero Coupon	2/1/2026	23,575,000	18,718,692
Total				65,805,502

Engineering & Construction 0.61%
Granite Construction, Inc.	2.75%	11/1/2024	6,460,000	7,320,795

Entertainment 6.45%
DraftKings, Inc.†	Zero Coupon	3/15/2028	30,685,000	23,274,572
Live Nation Entertainment, Inc.	2.50%	3/15/2023	13,515,000	24,537,834
Marriott Vacations Worldwide Corp.	1.50%	9/15/2022	17,095,000	19,851,569
Penn National Gaming, Inc.	2.75%	5/15/2026	4,090,000	9,715,795
Total				77,379,770

Health Care-Products 3.02%
CONMED Corp.	2.625%	2/1/2024	9,795,000	16,715,168
Envista Holdings Corp.	2.375%	6/1/2025	4,010,000	9,473,625
Insulet Corp.	0.375%	9/1/2026	7,535,000	10,051,690
Total				36,240,483

Health Care-Services 1.57%
Teladoc Health, Inc.	1.25%	6/1/2027	21,340,000	18,843,220

Internet 17.95%
Airbnb, Inc.†	Zero Coupon	3/15/2026	34,205,000	32,202,107
Etsy, Inc.†	0.25%	6/15/2028	24,478,000	24,074,113
Expedia Group, Inc.	Zero Coupon	2/15/2026	22,070,000	26,759,875
fuboTV, Inc.†	3.25%	2/15/2026	13,220,000	10,033,980
Lyft, Inc.	1.50%	5/15/2025	7,855,000	9,881,590
MakeMyTrip Ltd. (India)(a)	Zero Coupon	2/15/2028	9,485,000	9,684,185
Palo Alto Networks, Inc.	0.375%	6/1/2025	21,530,000	43,630,545
RealReal, Inc. (The)†	1.00%	3/1/2028	13,040,000	9,930,308

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Internet (continued)
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025		$8,200,000	$7,966,300
Snap, Inc.†	Zero Coupon	5/1/2027		20,430,000	17,978,400
Snap, Inc.	0.75%	8/1/2026		1,650,000	3,143,662
Wayfair, Inc.	0.625%	10/1/2025		19,335,000	16,840,785
Wayfair, Inc.	1.00%	8/15/2026		2,480,000	3,056,600
Total					215,182,450

Leisure Time 3.12%
Royal Caribbean Cruises Ltd.	4.25%	6/15/2023		21,915,000	28,189,264
Virgin Galactic Holdings, Inc.†	2.50%	2/1/2027		9,520,000	9,163,000
Total					37,352,264

Machinery-Diversified 1.34%
Middleby Corp. (The)	1.00%	9/1/2025		10,895,000	16,063,316

Media 1.47%
Liberty Media Corp-Liberty Formula One	1.00%	1/30/2023		10,655,000	17,669,986

Mining 0.92%
Livent Corp.	4.125%	7/15/2025		3,910,000	11,082,895

Oil & Gas 1.68%
Pioneer Natural Resources Co.	0.25%	5/15/2025		8,795,000	20,148,921

Pharmaceuticals 5.56%
Canopy Growth Corp.†(b)	4.25%	7/15/2023	CAD	73,805,000	53,206,563
Dexcom, Inc.	0.75%	12/1/2023		$5,355,000	13,487,906
Total					66,694,469

Semiconductors 3.04%
ON Semiconductor Corp.†	Zero Coupon	5/1/2027		14,060,000	19,255,170
ON Semiconductor Corp.	1.625%	10/15/2023		1,725,000	5,222,438
Wolfspeed, Inc.	1.75%	5/1/2026		5,230,000	11,963,625
Total					36,441,233

Software 3.48%
Datadog, Inc.	0.125%	6/15/2025		2,965,000	5,531,207
MongoDB, Inc.	0.25%	1/15/2026		10,860,000	20,777,895
ServiceNow, Inc.	Zero Coupon	6/1/2022		3,580,000	15,390,420
Total					41,699,522

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Transportation 6.08%
Atlas Air Worldwide Holdings, Inc.	1.875%	6/1/2024	$7,075,000	$9,929,762
CryoPort, Inc.†	0.75%	12/1/2026	20,460,000	16,061,100
Scorpio Tankers, Inc. (Monaco)†(a)	3.00%	5/15/2025	44,558,000	46,882,717
Total				72,873,579

Trucking & Leasing 1.12%
Greenbrier Cos., Inc. (The)†	2.875%	4/15/2028	12,530,000	13,474,180
Total Convertible Bonds (cost $1,017,258,647)				1,002,821,487

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 11.56%

Commercial Banks 0.91%
Bank of America Corp.	7.25%		8,290	10,922,572

Diversified Financial Services 1.44%
2020 Mandatory Exchangeable Trust†	6.500%		5,570	6,175,459
KKR & Co., Inc.	6.000%		146,340	11,129,157
Total				17,304,616

Electric: Utilities 2.54%
NextEra Energy, Inc.	4.872%		530,811	30,404,854

Health Care Equipment & Supplies 2.13%
Danaher Corp.	4.75%		14,030	25,485,355

Media 0.91%
Paramount Global(c)	5.75%		205,960	10,969,430

Semiconductors & Semiconductor Equipment 3.63%
Broadcom, Inc.	8.00%		23,855	43,537,522
Total Convertible Preferred Stocks (cost $135,831,324)				138,624,349

	Interest Rate	Maturity Date	Principal Amount

CORPORATE BONDS 0.86%

Oil & Gas
Nabors Industries, Inc. (cost $9,664,620)	5.75%	2/1/2025	$10,757,000	10,315,963
Total Long-Term Investments (cost $1,186,388,567)				1,169,035,783

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.83%

Repurchase Agreements 0.12%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $1,531,700 of U.S. Treasury Note at 1.875% due 02/28/2029; value: $1,523,803; proceeds: $1,493,863 (cost $1,493,863)	$1,493,863	$1,493,863

	Shares

Money Market Funds 0.64%
Fidelity Government Portfolio(d) (cost $7,636,453)	7,636,453	7,636,453

Time Deposits 0.07%
CitiBank N.A.(d) (cost $848,495)	848,495	848,495
Total Short-Term Investments (cost $9,978,811)		9,978,811
Total Investments in Securities 98.33% (cost $1,196,367,378)		1,179,014,594
Other Assets and Liabilities – Net(e) 1.67%		19,985,493
Net Assets 100.00%		$1,199,000,087

CAD	Canadian Dollar.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2022, the total value of Rule 144A securities was $363,437,573, which represents 30.31% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2022

Open Forward Foreign Currency Exchange Contracts at February 28, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Goldman Sachs	4/20/2022	1,482,000	$1,155,539	$1,169,403	$13,864
Canadian dollar	Sell	State Street Bank and Trust	4/20/2022	67,650,000	54,128,661	53,380,631	748,030
Euro	Sell	Goldman Sachs	3/10/2022	6,713,000	7,592,306	7,529,231	63,075
Euro	Sell	Morgan Stanley	3/10/2022	16,069,000	18,278,279	18,022,822	255,457
Euro	Sell	Morgan Stanley	3/10/2022	8,410,000	9,555,292	9,432,568	122,724
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,203,150

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	3/10/2022	725,000	$824,958	$813,152	$(11,806)
Euro	Buy	Goldman Sachs	3/10/2022	15,518,000	17,539,246	17,404,826	(134,420)
Euro	Buy	Morgan Stanley	3/10/2022	14,066,000	16,008,906	15,776,279	(232,627)
Euro	Buy	Standard Chartered Bank	3/10/2022	550,000	620,547	616,874	(3,673)
Euro	Buy	State Street Bank and Trust	3/10/2022	333,000	376,285	373,489	(2,796)
Canadian dollar	Sell	Morgan Stanley	4/20/2022	1,588,000	1,247,933	1,253,044	(5,111)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(390,433)

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND February 28, 2022

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$17,273,984	$–	$–	$17,273,984
Convertible Bonds	–	1,002,821,487	–	1,002,821,487
Convertible Preferred Stocks	97,296,923	41,327,426	–	138,624,349
Corporate Bonds	–	10,315,963	–	10,315,963
Short-Term Investments
Repurchase Agreements	–	1,493,863	–	1,493,863
Money Market Funds	7,636,453	–	–	7,636,453
Time Deposits	–	848,495	–	848,495
Total	$122,207,360	$1,056,807,234	$–	$1,179,014,594
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,203,150	$–	$1,203,150
Liabilities	–	(390,433)	–	(390,433)
Total	$–	$812,717	$–	$812,717

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Convertible Bonds
Balance as of December 1, 2021	$55,464,245
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(55,464,245)
Balance as of February 28, 2022	$–
Change in unrealized appreciation/depreciation for the period ended February 28, 2022, related to Level 3 investments held at February 28, 2022	$–

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 107.81%

ASSET-BACKED SECURITIES 14.67%

Auto Floor Plan 0.04%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%		11/15/2030	$821,000	$891,964

Automobiles 2.75%
Avid Automobile Receivables Trust 2019-1 B†	2.82%		7/15/2026	466,501	469,259
Carmax Auto Owner Trust 2021-1 A2A	0.22%		2/15/2024	5,199,193	5,195,396
CPS Auto Receivables Trust 2018-B D†	4.26%		3/15/2024	395,024	398,491
Flagship Credit Auto Trust 2020-2 A†	1.49%		7/15/2024	191,535	191,664
Flagship Credit Auto Trust 2021-1 A†	0.31%		6/16/2025	2,485,675	2,473,291
Ford Credit Auto Lease Trust 2021-A A2	0.19%		7/15/2023	5,384,550	5,380,032
GM Financial Consumer Automobile Receivables Trust 2018-4 A3	3.21%		10/16/2023	446,837	448,483
Hertz Vehicle Financing III LP 2021-2A A†	1.68%		12/27/2027	13,526,000	12,994,598
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%		3/15/2023	3,417,548	3,416,067
OneMain Direct Auto Receivables Trust 2019-1A B†	3.95%		11/14/2028	3,150,000	3,281,895
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%		7/17/2023	6,875,670	6,870,393
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	1,285,000	1,299,962
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%		2/15/2024	1,380,454	1,380,862
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	3,875,000	3,851,081
World Omni Auto Receivables Trust 2018-B A3	2.87%		7/17/2023	40,955	40,998
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	5,533,725	5,528,583
Total					53,221,055

Credit Card 0.67%
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	9,100,000	8,929,836
Genesis Sales Finance Master Trust 2020-AA B†	2.24%		9/22/2025	4,000,000	3,990,107
Total					12,919,943

Other 11.02%
AMMC CLO Ltd. 2020-23A CR†	2.241% (3 Mo. LIBOR + 2.00%)	#	10/17/2031	3,200,000	3,179,844
AMMC CLO Ltd. 2021-24A B†	1.985% (3 Mo. LIBOR + 1.75%)	#	1/20/2035	4,250,000	4,250,251

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apidos CLO XXXV 2021-35A A†	1.304% (3 Mo. LIBOR + 1.05%)	#	4/20/2034	$2,250,000	$2,230,829
Aqua Finance Trust 2021-A C†	3.14%		7/17/2046	9,564,000	9,305,890
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 AS†	1.591% (1 Mo. LIBOR + 1.40%)	#	5/15/2036	5,760,000	5,668,128
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 D†	2.391% (1 Mo. LIBOR + 2.20%)	#	8/15/2034	3,805,000	3,781,335	(a)
Bain Capital Credit CLO 2019-2A AR†	1.341% (3 Mo. LIBOR + 1.10%)	#	10/17/2032	5,160,000	5,163,856
Barings CLO Ltd. 2019-3A BR†	1.854% (3 Mo. LIBOR + 1.60%)	#	4/20/2031	3,080,000	3,081,806
Carlyle Global Market Strategies CLO Ltd. 2014-5A A1RR	1.381% (3 Mo. LIBOR + 1.14%)	#	7/15/2031	8,699,007	8,665,026
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	1.234% (3 Mo. LIBOR + .98%)	#	7/20/2031	3,530,000	3,524,783
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	2.554% (3 Mo. LIBOR + 2.30%)	#	1/20/2032	2,400,000	2,403,309
CBAM Ltd. 2017-1A D†	4.004% (3 Mo. LIBOR + 3.75%)	#	7/20/2030	2,850,000	2,853,577
CIFC Funding I Ltd. 2021-1A A1†	1.368% (3 Mo. LIBOR + 1.11%)	#	4/25/2033	8,040,000	8,044,004
Dell Equipment Finance Trust 2019-2 A3†	1.91%		10/22/2024	1,903,437	1,898,944
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	294,644	294,929
Dryden 61 CLO Ltd. 2018-61A A1R†	1.231% (3 Mo. LIBOR + .99%)	#	1/17/2032	5,060,000	5,046,318
Dryden Senior Loan Fund 2017-47A BR†	1.711% (3 Mo. LIBOR + 1.47%)	#	4/15/2028	6,200,000	6,210,838
Eaton Vance CLO Ltd. 2013-1A A13R†	1.491% (3 Mo. LIBOR + 1.25%)	#	1/15/2034	4,510,000	4,520,944
Elmwood CLO VIII Ltd. 2021-1A A1†	1.494% (3 Mo. LIBOR + 1.24%)	#	1/20/2034	3,490,000	3,500,958
Encina Equipment Finance LLC 2021-1A D†	1.69%		11/15/2027	4,500,000	4,401,518
Galaxy XXI CLO Ltd. 2015-21A AR†	1.274% (3 Mo. LIBOR + 1.02%)	#	4/20/2031	485,000	485,291
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	691,689	717,675

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
HGI CRE CLO Ltd. 2021-FL2 B†	1.626% (1 Mo. LIBOR + 1.50%)	#	9/17/2036	$5,900,000	$5,856,197
Invesco CLO Ltd. 2021-3A B†	1.769% (3 Mo. LIBOR + 1.65%)	#	10/22/2034	1,890,000	1,891,182
KKR CLO Ltd.18 D†	3.841% (3 Mo. LIBOR + 3.60%)	#	7/18/2030	332,154	332,609
KKR CLO Ltd.-29A A†	1.441% (3 Mo. LIBOR + 1.20%)	#	1/15/2032	2,950,000	2,960,205
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	5,712,000	5,607,642
Lendmark Funding Trust 2021-1A C†	3.41%		11/20/2031	2,250,000	2,206,561
Lendmark Funding Trust 2021-2A B†	2.37%		4/20/2032	6,945,000	6,602,172
LoanCore Issuer Ltd. 2022-CRE7 A	1.599%	#	1/17/2037	4,080,000	4,080,020
Marble Point CLO XVII Ltd. 2020-1A A†	1.554% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	2,824,058	2,818,110
Mariner Finance Issuance Trust 2021-AA D†	3.83%		3/20/2036	2,600,000	2,577,649
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	5,750,000	5,908,878
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	5,488,663	5,700,870
Mountain View CLO LLC 2017-1A AR†	1.331% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	2,578,067	2,577,641
Mountain View CLO Ltd. 2014-1A CRR†	2.241% (3 Mo. LIBOR + 2.00%)	#	10/15/2026	1,700,000	1,706,451
Mountain View CLO X Ltd. 2015-10A AR†	1.064% (3 Mo. LIBOR + .82%)	#	10/13/2027	587,597	587,743
Oaktree CLO Ltd. 2019-4A CR†	2.504% (3 Mo. LIBOR + 2.25%)	#	10/20/2032	3,360,000	3,317,236
OCP CLO Ltd. 2019-16A AR†	1.231% (3 Mo. LIBOR + 1.00%)	#	4/10/2033	4,860,000	4,862,068
OCP CLO Ltd. 2019-17A A1R†	1.294% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	5,030,000	5,014,223
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.191% (3 Mo. LIBOR + .95%)	#	7/15/2029	3,868,000	3,843,919
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	5,645,000	5,748,692
Palmer Square CLO Ltd. 2021-2A A†	1.391% (3 Mo. LIBOR + 1.15%)	#	7/15/2034	5,340,000	5,345,957
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	1,393,560	1,391,237
Rad CLO 10 Ltd. 2021-10A A†	1.429% (3 Mo. LIBOR + 1.17%)	#	4/23/2034	6,640,000	6,647,175

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rad CLO 7 Ltd. 2020-7A A1†	1.441% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	$4,578,038	$4,582,107
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	3,285,000	3,294,212
SCF Equipment Leasing LLC 2021-1A C†	1.54%		10/21/2030	4,325,000	4,150,820
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	2,290,068	2,216,092
TCI-Flatiron CLO Ltd. 2017-1A AR†	1.429% (3 Mo. LIBOR + .96%)	#	11/18/2030	2,500,000	2,501,163
THL Credit Wind River Clo Ltd. 2017-3A DR†	4.091% (3 Mo. LIBOR + 3.85%)	#	4/15/2035	2,000,000	1,996,731
Upstart Securitization Trust 2021-2 B†	1.75%		6/20/2031	3,898,000	3,813,164
VERDE CLO Ltd. 2019-1A AR†	1.341% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	5,340,000	5,341,040
Voya CLO Ltd. 2019-3A BR†	1.891% (3 Mo. LIBOR + 1.65%)	#	10/17/2032	5,460,000	5,418,882
Wind River CLO Ltd. 2021-4A B†	1.866% (3 Mo. LIBOR + 1.65%)	#	1/20/2035	2,970,000	2,967,054
Total					213,095,755

Student Loan 0.19%
Massachusetts Educational Financing Authority 2008-1 A1	1.208% (3 Mo. LIBOR + .95%)	#	4/25/2038	667,028	667,799
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.528% (3 Mo. LIBOR + .27%)	#	4/25/2038	521,403	490,799
SLC Student Loan Trust 2008-1 A4A	1.803% (3 Mo. LIBOR + 1.60%)	#	12/15/2032	1,775,257	1,796,433
Towd Point Asset Trust 2018-SL1 A†	0.787% (1 Mo. LIBOR + .60%)	#	1/25/2046	689,453	687,870
Total					3,642,901
Total Asset-Backed Securities (cost $285,814,284)					283,771,618

CORPORATE BONDS 22.27%

Airlines 0.57%
Air Canada (Canada)†(b)	3.875%		8/15/2026	1,982,000	1,927,257
American Airlines 2021-1 Class A Pass Through Trust	2.875%		1/11/2036	5,602,000	5,412,977
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(b)	4.25%		5/15/2034	3,515,634	3,711,214
Total					11,051,448

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 0.44%
Ford Motor Co.	3.25%		2/12/2032	$4,121,000	$3,894,798
General Motors Co.	6.60%		4/1/2036	3,723,000	4,626,110
Total					8,520,908

Banks 7.00%
ABN AMRO Bank N.V. (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	2,600,000	2,431,242
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	14,182,000	13,652,754
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	4,807,000	4,969,138
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	5,798,000	6,067,377
Bank of America Corp.	4.00%		1/22/2025	1,716,000	1,783,345
Bank of America Corp.	4.45%		3/3/2026	5,231,000	5,577,832
BNP Paribas SA (France)†(b)	4.375% (5 Yr. Swap rate + 1.48%)	#	3/1/2033	4,783,000	4,929,907
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	9,393,000	9,065,777
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	7,031,000	7,348,434
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030	6,228,000	6,559,782
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	7,749,000	7,189,074
Goldman Sachs Group, Inc. (The)	3.102% (SOFR + 1.41%)	#	2/24/2033	2,980,000	2,935,929
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	1,071,000	1,409,028
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%)	#	4/22/2032	7,324,000	7,022,867
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	4,221,000	4,175,900
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%)	#	2/1/2028	12,969,000	13,552,568
Macquarie Bank Ltd. (Australia)†(b)	3.052% (5 Yr. Treasury CMT + 1.70%)	#	3/3/2036	4,585,000	4,276,073
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	3,121,000	3,365,620
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	4,126,000	3,801,655
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	3,165,000	2,876,262
Morgan Stanley	3.625%		1/20/2027	1,033,000	1,077,056
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	2,424,000	2,618,167

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
National Australia Bank Ltd. (Australia)†(b)	2.99%		5/21/2031	$2,374,000	$2,268,292
Santander Holdings USA, Inc.	4.40%		7/13/2027	3,813,000	4,019,533
UBS AG (Switzerland)(b)	5.125%		5/15/2024	1,694,000	1,763,872
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	4,058,000	4,113,260
Wells Fargo Bank NA	5.85%		2/1/2037	5,275,000	6,560,503
Total					135,411,247

Building Materials 0.10%
Builders FirstSource, Inc.†	4.25%		2/1/2032	2,032,000	1,954,378

Computers 0.51%
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	2,030,000	1,906,769
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	3,159,000	2,774,225
Dell International LLC/EMC Corp.	8.35%		7/15/2046	3,464,000	5,263,701
Total					9,944,695

Diversified Financial Services 1.96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.50%		1/15/2025	2,732,000	2,773,885
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.875%		1/23/2028	6,194,000	6,297,961
Aircastle Ltd.†	2.85%		1/26/2028	4,407,000	4,212,279
Ally Financial, Inc.	8.00%		11/1/2031	6,040,000	7,963,156
Aviation Capital Group LLC†	1.95%		1/30/2026	3,877,000	3,693,708
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	4,791,000	5,009,670
Navient Corp.	6.75%		6/15/2026	1,795,000	1,864,565
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	1,164,000	1,257,878
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	690,000	773,013
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	3,956,000	4,145,209
Total					37,991,324

Electric 1.94%
AES Corp. (The)†	3.95%		7/15/2030	2,586,000	2,643,422
Alfa Desarrollo S.p.A. (Chile)†(b)	4.55%		9/27/2051	2,892,000	2,452,257
American Transmission Systems, Inc.†	2.65%		1/15/2032	4,221,000	4,057,432
Calpine Corp.†	5.00%		2/1/2031	1,850,000	1,715,505
Constellation Energy Generation LLC	6.25%		10/1/2039	4,321,000	5,044,068
Emera US Finance LP	4.75%		6/15/2046	3,338,000	3,529,959
IPALCO Enterprises, Inc.	4.25%		5/1/2030	3,909,000	4,072,803
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030	3,750,000	3,682,725
Oglethorpe Power Corp.	5.95%		11/1/2039	3,719,000	4,600,482

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Ohio Edison Co.	8.25%	10/15/2038	$2,655,000	$3,969,853
Pennsylvania Electric Co.†	3.60%	6/1/2029	1,682,000	1,741,005
Total				37,509,511

Engineering & Construction 0.19%
Cellnex Finance Co. S.A. (Spain)†(b)	3.875%	7/7/2041	4,365,000	3,652,414

Food 0.05%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	938,000	943,279

Gas 0.38%
National Fuel Gas Co.	3.95%	9/15/2027	7,200,000	7,382,608

Health Care-Services 0.08%
Centene Corp.	2.45%	7/15/2028	1,541,000	1,453,964

Home Builders 0.24%
PulteGroup, Inc.	6.375%	5/15/2033	2,137,000	2,642,485
Toll Brothers Finance Corp.	3.80%	11/1/2029	1,916,000	1,926,222
Total				4,568,707

Insurance 0.21%
Assurant, Inc.	2.65%	1/15/2032	1,685,000	1,555,255
First American Financial Corp.	2.40%	8/15/2031	2,703,000	2,469,632
Total				4,024,887

Internet 1.03%
Baidu, Inc. (China)(b)	2.375%	8/23/2031	6,365,000	5,842,233
Netflix, Inc.	5.875%	11/15/2028	2,497,000	2,827,478
Netflix, Inc.	6.375%	5/15/2029	2,971,000	3,459,640
Prosus N.V. (Netherlands)†(b)	3.257%	1/19/2027	2,000,000	1,917,765
Tencent Holdings Ltd. (China)†(b)	2.39%	6/3/2030	6,300,000	5,860,788
Total				19,907,904

Investment Companies 0.11%
Owl Rock Capital Corp.	2.875%	6/11/2028	2,396,000	2,179,967

Leisure Time 0.10%
Carnival Corp.†	4.00%	8/1/2028	2,056,000	1,973,123

Machinery-Diversified 0.36%
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	6,513,000	7,000,437

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 0.46%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	$1,875,000	$1,844,531
FactSet Research Systems, Inc.	3.45%	3/1/2032	2,718,000	2,733,310
Time Warner Cable LLC	7.30%	7/1/2038	3,385,000	4,243,080
Total				8,820,921

Mining 0.81%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%	3/31/2029	1,986,000	1,994,426
Freeport-McMoRan, Inc.	4.25%	3/1/2030	1,940,000	1,963,406
Freeport-McMoRan, Inc.	4.625%	8/1/2030	5,044,000	5,214,866
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	3,084,000	3,559,738
Glencore Funding LLC†	2.85%	4/27/2031	3,165,000	2,975,306
Total				15,707,742

Oil & Gas 1.41%
Continental Resources, Inc.	4.90%	6/1/2044	5,167,000	5,216,319
Diamondback Energy, Inc.	3.50%	12/1/2029	5,851,000	5,923,839
Diamondback Energy, Inc.	4.75%	5/31/2025	3,700,000	3,939,924
Eni S.p.A. (Italy)†(b)	5.70%	10/1/2040	5,053,000	6,029,803
Helmerich & Payne, Inc.†	2.90%	9/29/2031	2,691,000	2,574,432
Occidental Petroleum Corp.	6.45%	9/15/2036	1,919,000	2,262,626
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%	8/15/2030	1,400,000	1,290,761
Total				27,237,704

Oil & Gas Services 0.85%
Halliburton Co.	5.00%	11/15/2045	3,601,000	4,012,141
Halliburton Co.	7.45%	9/15/2039	2,595,000	3,550,725
NOV, Inc.	3.60%	12/1/2029	8,885,000	8,918,043
Total				16,480,909

Pharmaceuticals 0.09%
Bayer Corp.†	6.65%	2/15/2028	1,425,000	1,682,437

Pipelines 1.14%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	3,460,000	3,800,962
Eastern Gas Transmission & Storage, Inc.†	3.00%	11/15/2029	4,411,000	4,359,918
EIG Pearl Holdings S.a.r.l. (Luxembourg)†(b)	3.545%	8/31/2036	4,235,000	4,136,600
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%	9/30/2040	4,400,000	4,081,313

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
NGPL PipeCo LLC†	3.25%	7/15/2031	$3,973,000	$3,814,007
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031	1,908,000	1,891,811
Total				22,084,611

REITS 0.74%
American Homes 4 Rent LP	2.375%	7/15/2031	2,457,000	2,261,018
EPR Properties	3.75%	8/15/2029	4,303,000	4,153,027
Invitation Homes Operating Partnership LP	2.00%	8/15/2031	5,218,000	4,651,991
Physicians Realty LP	2.625%	11/1/2031	3,349,000	3,143,869
Total				14,209,905

Retail 0.09%
Bath & Body Works, Inc.	6.875%	11/1/2035	1,600,000	1,770,864

Semiconductors 0.11%
TSMC Arizona Corp.	3.25%	10/25/2051	2,150,000	2,055,637

Software 1.04%
MSCI, Inc.†	3.25%	8/15/2033	2,034,000	1,927,296
Oracle Corp.	2.875%	3/25/2031	11,805,000	11,275,664
Oracle Corp.	5.375%	7/15/2040	432,000	476,263
Oracle Corp.	6.125%	7/8/2039	960,000	1,145,595
Twilio, Inc.	3.875%	3/15/2031	1,955,000	1,838,580
VMware, Inc.	4.70%	5/15/2030	3,076,000	3,380,498
Total				20,043,896

Telecommunications 0.26%
AT&T, Inc.	3.50%	9/15/2053	5,532,000	5,066,302
Total Corporate Bonds (cost $445,813,595)				430,631,729

FLOATING RATE LOANS(c) 5.06%

Advertising 0.37%
Lamar Media Corporation 2020 Term Loan B	1.637% (1 Mo. LIBOR + 1.50%)	2/5/2027	7,262,852	7,221,998

Chemicals 0.27%
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.936% (3 Mo. LIBOR + 1.63%)	1/17/2025	5,150,000	5,143,562

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 0.87%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	–	(d)	12/1/2027	$7,599,872	$7,563,925
Setanta Aircraft Leasing Designated Activity Company Term Loan B (Ireland)(b)	2.14% (3 Mo. LIBOR + 2.00%)		11/5/2028	9,232,087	9,190,266
Total					16,754,191

Entertainment 0.22%
Churchill Downs Incorporated 2021 Incremental Term Loan B1	2.21% (1 Mo. LIBOR + 2.00%)		3/17/2028	4,378,927	4,331,481

Food 0.39%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(b)	–	(d)	5/1/2026	7,599,497	7,560,550

Government 0.27%
Seminole Tribe of Florida 2018 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)		7/8/2024	5,163,120	5,150,212

Health Care Services 0.30%
Humana Inc. Term Loan	1.429% (1 Mo. SOFR + 1.13)		10/30/2023	6,000,000	5,906,250	(e)
Lodging 0.39%
Hilton Worldwide Finance, LLC 2019 Term Loan B2	–	(d)	6/22/2026	7,619,033	7,517,471

Media 0.54%
Charter Communications Operating, LLC 2019 Term Loan B1	1.96% (1 Mo. LIBOR + 1.75%)		4/30/2025	10,548,600	10,521,437

Oil & Gas 0.42%
Southwestern Energy Company 2021 Term Loan	3.00% (3 Mo. SOFR + 2.50%)		6/22/2027	8,057,451	8,037,348

Pharmaceuticals 0.21%
Horizon Therapeutics USA Inc. 2021 Term Loan B2	2.25% (1 Mo. LIBOR + 1.75%)		3/15/2028	4,080,186	4,031,734

Real Estate Investment Trusts 0.24%
American Tower Corporation 2021 Term Loan	1.313% (1 Mo. LIBOR + 1.00%)		12/7/2022	4,750,727	4,724,028	(e)

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.30%
Vmware, Inc. 3 Year Term Loan	0.86% (1 Mo. LIBOR + .75%)		11/1/2024	$5,714,298	$5,717,869

Transportation 0.27%
XPO Logistics, Inc. 2018 Term Loan B	1.858% (1 Mo. LIBOR + 1.75%)		2/24/2025	5,333,295	5,265,322
Total Floating Rate Loans (cost $98,488,803)					97,883,453

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.49%

Japan
Japan Finance Organization for Municipalities (cost $9,372,313)	2.00%		4/21/2022	9,350,000	9,368,162

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.07%
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.139%	#(f)	2/25/2032	11,238,468	1,115,081
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(f)	2/16/2053	175,408	175,767
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,321,307)					1,290,848

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.64%
Fannie Mae or Freddie Mac(g)	2.50%		TBA	19,500,000	19,195,766
Fannie Mae or Freddie Mac(g)	3.00%		TBA	129,176,000	130,195,280
Fannie Mae or Freddie Mac(g)	3.50%		TBA	17,281,000	17,758,252
Total Government Sponsored Enterprises Pass-Throughs (cost $166,702,354)					167,149,298

MUNICIPAL BONDS 1.09%

Miscellaneous
Bay Area Toll Authority	3.126%		4/1/2055	5,910,000	5,682,896
County of Miami-Dade FL	2.786%		10/1/2037	1,295,000	1,208,762
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	1,567,000	1,642,644
New Jersey Educational Facilities Authority	3.636%		9/1/2029	1,319,000	1,395,288
New Jersey Educational Facilities Authority	3.836%		9/1/2036	1,592,000	1,678,792
New York City Transitional Finance Authority Future Tax Secured Revenue	2.69%		5/1/2033	8,450,000	8,488,571
Regents of the University of California Medical Center	3.006%		5/15/2050	950,000	927,914
Total Municipal Bonds (cost $21,628,525)					21,024,867

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.82%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(f)	12/25/2059	$275,387	$275,153
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.141% (1 Mo. LIBOR + .95%)	#	6/15/2035	1,141,000	1,128,020
BBCMS Mortgage Trust 2019-BWAY A†	1.147% (1 Mo. LIBOR + .96%)	#	11/15/2034	1,510,000	1,497,902
BBCMS Mortgage Trust 2019-BWAY B†	1.501% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	664,000	655,684
BHMS 2018-ATLS A†	1.441% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	3,290,000	3,261,446
BX Trust 2018-GW A†	0.991% (1 Mo. LIBOR + .80%)	#	5/15/2035	5,060,000	5,009,417
BX Trust 2021-ARIA E†	2.436% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	4,120,000	4,028,587
CF Trust 2019-BOSS A1	4.75% (1 Mo. LIBOR + 3.25%)		12/15/2021	1,690,000	1,563,663
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.145%	#(f)	5/10/2047	14,935,091	314,859
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025,000	2,098,765
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(f)	4/15/2049	709,000	564,435
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.952%	#(f)	8/10/2047	2,686,145	51,294
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.712%	#(f)	8/10/2047	4,440,000	3,566,006
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.306%	#(f)	2/10/2048	3,741,365	3,152,627
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.319%	#(f)	7/10/2050	620,000	639,403
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.319%	#(f)	7/10/2050	3,385,000	3,406,863
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.319%	#(f)	7/10/2050	1,471,000	1,308,912
Connecticut Avenue Securities Trust 2021-R01 1M2†	1.599% (1 Mo. SOFR + 1.55%)	#	10/25/2041	2,570,000	2,527,084
Credit Suisse Mortgage Capital Certificates B†	1.692% (1 Mo. LIBOR + 1.50%)	#	11/15/2038	5,635,000	5,576,458
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	1,138,028	1,136,715

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(f)	2/25/2050	$985,753	$977,871
CSAIL Commercial Mortgage Trust 2015-C2 C	4.187%	#(f)	6/15/2057	325,000	302,837
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.382%	#(f)	11/15/2049	1,875,000	1,474,931
DBWF Mortgage Trust 2018-GLKS A†	1.192% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	2,000,000	1,983,111
Deephaven Residential Mortgage Trust 2020-2 A1†	1.692%		5/25/2065	640,993	641,451
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(f)	8/25/2066	4,556,288	4,430,273
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(f)	5/25/2065	1,195,898	1,197,320
Extended Stay America Trust 2021-ESH C†	1.892% (1 Mo. LIBOR + 1.70%)	#	7/15/2038	3,488,530	3,453,908
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	2.049% (1 Mo. SOFR + 2.00%)	#	11/25/2041	2,460,000	2,356,628
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	1.549% (1 Mo. SOFR + 1.50%)	#	10/25/2041	3,080,000	2,976,311
Freddie Mac STACR REMIC Trust 2021-HQA3 M2†	2.149% (1 Mo. SOFR + 2.10%)	#	9/25/2041	6,085,000	5,864,893
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	0.999% (1 Mo. SOFR + .95%)	#	12/25/2041	3,860,000	3,809,947
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M2†	1.849% (1 Mo. SOFR + 1.80%)	#	11/25/2041	3,100,000	2,995,320
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	174,245	174,674
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	1,470,846	1,462,242
Great Wolf Trust 2019-WOLF A†	1.225% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	6,000,000	5,927,495
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.141% (1 Mo. LIBOR + .95%)	#	7/15/2035	1,345,682	1,329,595
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(f)	7/10/2048	685,000	693,511
Hilton Orlando Trust 2018-ORL A†	1.111% (1 Mo. LIBOR + .92%)	#	12/15/2034	2,060,000	2,037,373
HONO Mortgage Trust 2021-LULU B†	1.641% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	1,490,000	1,468,430

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HONO Mortgage Trust 2021-LULU C†	2.041% (1 Mo. LIBOR + 1.85%)	#	10/15/2036	$916,000	$902,847
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410,000	2,164,814
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(f)	8/5/2034	2,231,000	1,667,881
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.263%	#(f)	7/15/2048	2,629,000	2,581,858
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.27% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	1,026,000	1,024,518
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.311% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	4,702,976	4,691,709
MF1 Ltd. 2020-FL3 B†	3.913% (1 Mo. SOFR + 3.86%)	#	7/15/2035	6,610,000	6,676,202
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(f)	1/26/2060	237,274	237,088
PFP Ltd. 2019-6 A†	1.176% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	494,871	492,877
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	685,089	679,082
ReadyCap Commercial Mortgage Trust 2022 FL8 A(h)	1.698% (1 Mo. SOFR + 1.65%)	#	1/25/2037	6,410,000	6,418,012
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(f)	1/26/2060	208,028	206,580
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(f)	2/25/2050	241,076	240,213
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(f)	4/25/2065	2,017,077	2,004,728
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	509,227	509,365
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	1,831,421	1,812,906
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(f)	3/25/2060	1,453,121	1,447,924
Vista Point Securitization Trust 2020-1 A1†	1.763%	#(f)	3/25/2065	1,037,453	1,037,561
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(f)	4/25/2065	1,443,058	1,424,867
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(f)	7/15/2048	2,139,000	2,087,716
WFRBS Commercial Mortgage Trust 2014-C23 XA IO	0.56%	#(f)	10/15/2057	19,714,990	241,925
ZH Trust 2021-2 A†	2.349%		10/17/2027	6,070,000	6,067,596
Total Non-Agency Commercial Mortgage-Backed Securities (cost $134,596,149)					131,939,683

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 48.70%
U.S. Treasury Bill	Zero Coupon	4/21/2022	$108,726,000	$108,699,045
U.S. Treasury Bill	Zero Coupon	7/28/2022	91,998,000	91,782,866
U.S. Treasury Bond	1.75%	8/15/2041	84,360,000	77,373,938
U.S. Treasury Bond	1.875%	11/15/2051	27,034,000	25,230,325
U.S. Treasury Bond	2.25%	2/15/2052	16,978,000	17,300,317
U.S. Treasury Note	0.75%	12/31/2023	95,061,000	93,885,734
U.S. Treasury Note	0.875%	1/31/2024	14,298,000	14,144,408
U.S. Treasury Note	1.50%	2/15/2025	109,369,000	108,941,777
U.S. Treasury Note	1.50%	1/31/2027	306,657,000	303,087,322
U.S. Treasury Note	1.875%	2/15/2032	101,059,000	101,445,866
Total U.S. Treasury Obligations (cost $946,013,159)				941,891,598
Total Long-Term Investments (cost $2,109,750,489)				2,084,951,256

SHORT-TERM INVESTMENT 1.32%

REPURCHASE AGREEMENTS 1.32%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $7,855,800 of U.S. Treasury Note at 1.875% due 02/28/2029; $20,404,800 of U.S. Treasury Note at 0.625% due 08/15/2030; value: $26,111,656; proceeds: $25,599,577 (cost $25,599,577)			25,599,577	25,599,577
Total Investments in Securities 109.13% (cost $2,135,350,066)				2,110,550,833
Other Assets and Liabilities – Net(i) (9.13)%				(176,643,301)
Net Assets 100.00%				$1,933,907,532

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2022, the total value of Rule 144A securities was $475,961,476, which represents 24.61% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2022.
(a)	Level 3 Investment as described in Note2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2022.
(d)	Interest rate to be determined.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Securities purchased on a when-issued basis.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at February 28, 2022(1):

Referenced Indexes	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX. NA.IG.37(4)(5)	Bank of America	1.00%	12/20/2026	$19,564,000	$(322,570)	$(290,363)	$32,207

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $32,207. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 28, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.678%	CPI Urban Consumer NSA	2/14/2032	$39,000,000	$960,163

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2022

Credit Default Swaps on Indexes - Sell Protection at February 28, 2022(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.10	Citibank	3.000%	11/17/2059	6,600,000	$(575,266)	$(206,852)	$(782,118)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	2,050,000	(179,111)	(11,517)	(190,628)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	2,050,000	(166,922)	(23,706)	(190,628)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	5,700,000	(457,314)	(72,724)	(530,038)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	4,100,000	(333,641)	(47,614)	(381,255)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	2,000,000	(159,061)	(26,917)	(185,978)
					$(1,871,315)	$(389,330)	$(2,260,645)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $389,330.
(4)	Includes upfront payments received.

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2022	826	Long	$177,197,351	$177,777,140	$ 579,789
U.S. 5-Year Treasury Note	June 2022	696	Long	81,743,274	82,323,750	580,476
U.S. Ultra Treasury Bond	June 2022	711	Long	130,941,855	132,201,563	1,259,708
Total Unrealized Appreciation on Open Futures Contracts						$2,419,973

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2022	280	Short	$(43,306,633)	$(43,872,500)	$(565,867)

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND February 28, 2022

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$209,314,420	$3,781,335	$213,095,755
Remaining Industries	–	70,675,863	–	70,675,863
Corporate Bonds	–	430,631,729	–	430,631,729
Floating Rate Loans
Health Care Services	–	–	5,906,250	5,906,250
Real Estate Investment Trusts	–	–	4,724,028	4,724,028
Remaining Industries	–	87,253,175	–	87,253,175
Foreign Government Obligations	–	9,368,162	–	9,368,162
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,290,848	–	1,290,848
Government Sponsored Enterprises Pass-Throughs	–	167,149,298	–	167,149,298
Municipal Bonds	–	21,024,867	–	21,024,867
Non-Agency Commercial Mortgage-Backed Securities	–	131,939,683	–	131,939,683
U.S. Treasury Obligations	–	941,891,598	–	941,891,598
Short-Term Investments
Repurchase Agreements	–	25,599,577	–	25,599,577
Total	$–	$2,096,139,220	$14,411,613	$2,110,550,833
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$32,207	$–	$32,207
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	960,163	–	960,163
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(2,260,645)	–	(2,260,645)
Futures Contracts
Assets	2,419,973	–	–	2,419,973
Liabilities	(565,867)	–	–	(565,867)
Total	$1,854,106	$(1,268,275)	$–	$585,831

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 105.90%

ASSET-BACKED SECURITIES 15.77%

Auto Floor Plan 0.02%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%	11/15/2030	$84,000	$91,261

Automobiles 5.09%
ACC Trust 2019-1 B†	4.47%	10/20/2022	2,300	2,304
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	357,199	359,310
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500,000	504,788
Avid Automobile Receivables Trust 2021-1 E†	3.39%	4/17/2028	950,000	925,886
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	762,548	761,991
Carvana Auto Receivables Trust 2021-P1†	2.16%	12/10/2027	32,696	32,696
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	243,034	243,703
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	203,921	204,503
CPS Auto Receivables Trust 2020-B D†	4.75%	4/15/2026	293,000	299,996
CPS Auto Receivables Trust 2020-B E†	7.38%	6/15/2027	1,300,000	1,394,573
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	757,206	769,370
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	162,392	163,025
Exeter Automobile Receivables Trust 2020-2A E†	7.19%	9/15/2027	1,300,000	1,406,989
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	6,050	6,054
Flagship Credit Auto Trust 2019-3 E†	3.84%	12/15/2026	800,000	802,788
Flagship Credit Auto Trust 2020-3 E†	4.98%	12/15/2027	422,000	435,217
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	355,096	353,327
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	781,628	780,972
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	880,000	845,427
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	496,096	495,881
OneMain Direct Auto Receivables Trust 2019-1A C†	4.19%	11/14/2028	1,487,000	1,552,485
Prestige Auto Receivables Trust 2017-1A D†	3.61%	10/16/2023	207,715	207,814
Prestige Auto Receivables Trust 2021-1A E†	3.47%	3/15/2029	1,620,000	1,581,356
Santander Consumer Auto Receivables Trust 2020-BA F†	7.03%	8/15/2028	1,738,000	1,849,259
Santander Consumer Auto Receivables Trust 2021-AA F†	5.79%	8/15/2028	750,000	771,941
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%	7/17/2023	977,583	976,833
Tricolor Auto Securitization Trust 2021-1A E†	3.23%	9/15/2026	500,000	490,319
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	57,000	57,664

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	$500,000	$496,914
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	1,100,000	1,072,894
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	795,699	794,960
Total					20,641,239

Credit Card 0.56%
Genesis Sales Finance Master Trust 2020-AA B†	2.24%		9/22/2025	1,000,000	997,527
Perimeter Master Note Business Trust 2019-2A C†	7.06%		5/15/2024	750,000	766,708
Perimeter Master Note Business Trust 2021-1A B†	4.17%		5/15/2024	500,000	493,065
Total					2,257,300

Other 10.09%
AMMC CLO Ltd. 2016-19A BR†	2.041% (3 Mo. LIBOR + 1.80%)	#	10/16/2028	500,000	500,287
AMMC CLO Ltd. 2016-19A CR†	2.791% (3 Mo. LIBOR + 2.55%)	#	10/16/2028	500,000	501,045
AMMC CLO Ltd. 2020-23A CR†	2.241% (3 Mo. LIBOR + 2.00%)	#	10/17/2031	610,000	606,158
AMMC CLO Ltd. 2021-24A B†	1.985% (3 Mo. LIBOR + 1.75%)	#	1/20/2035	840,000	840,050
Amur Equipment Finance Receivables IX LLC 2021-1A D†	2.30%		11/22/2027	1,000,000	974,897
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 D†	2.691% (1 Mo. LIBOR + 2.50%)	#	5/15/2036	510,000	505,356
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 E†	3.141% (1 Mo. LIBOR + 2.95%)	#	5/15/2036	130,000	128,328
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 D†	2.391% (1 Mo. LIBOR + 2.20%)	#	8/15/2034	630,000	626,082	(a)
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D†	3.091% (1 Mo. LIBOR + 2.90%)	#	11/15/2036	800,000	796,633
Avant Loans Funding Trust 2021-REV1 D†	4.30%		7/15/2030	825,000	814,535
Bain Capital Credit CLO 2018-2A A1†	1.328% (3 Mo. LIBOR + 1.08%)	#	7/19/2031	1,000,000	1,000,664
Bain Capital Credit CLO 2019-2A AR†	1.341% (3 Mo. LIBOR + 1.10%)	#	10/17/2032	870,000	870,650

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Barings CLO Ltd. 2018-3A D†	3.154% (3 Mo. LIBOR + 2.90%)	#	7/20/2029		$350,000	$334,386
Carlyle Global Market Strategies CLO Ltd. 2014-5A A1RR (Cayman Islands)†(b)	1.381% (3 Mo. LIBOR + 1.14%)	#	7/15/2031		1,778,774	1,771,826
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	1.234% (3 Mo. LIBOR + .98%)	#	7/20/2031		750,000	748,892
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	2.554% (3 Mo. LIBOR + 2.30%)	#	1/20/2032		400,000	400,551
CARLYLE US CLO Ltd. 2019-1A CR†	3.604% (3 Mo. LIBOR + 3.35%)	#	4/20/2031		440,000	438,333
CBAM Ltd. 2017-1A D†	4.004% (3 Mo. LIBOR + 3.75%)	#	7/20/2030		800,000	801,004
CIFC Funding V Ltd. 2014-5A A1R2†	1.441% (3 Mo. LIBOR + 1.20%)	#	10/17/2031		410,000	409,034
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051		47,854	48,169
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		14,695	14,710
Fairstone Financial Issuance Trust I 2020-1A D†(c)	6.873%		10/20/2039	CAD	781,000	642,428
GoodLeap Sustainable Home Solutions Trust 2022-1GS C†	3.50%		1/20/2049		$1,050,000	1,004,388
GreatAmerica Leasing Receivables Funding LLC Series 2019-1 A4†	3.21%		2/18/2025		110,000	111,000
HGI CRE CLO Ltd. 2021-FL2 B†	1.626% (1 Mo. LIBOR + 1.50%)	#	9/17/2036		980,000	972,724
Invesco CLO Ltd. 2021-3A B†	1.769% (3 Mo. LIBOR + 1.65%)	#	10/22/2034		360,000	360,225
Jamestown CLO VI-R Ltd. 2018-6RA A1†	1.408% (3 Mo. LIBOR + 1.15%)	#	4/25/2030		400,000	399,532
KKR CLO Ltd. 10 BR†	1.903% (3 Mo. LIBOR + 1.70%)	#	9/15/2029		1,250,000	1,250,496
KKR CLO Ltd. 30A CR†	2.241% (3 Mo. LIBOR + 2.00%)	#	10/17/2031		2,000,000	1,985,738
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031		630,000	668,191
Lendmark Funding Trust 2019-1A D†	5.34%		12/20/2027		675,000	681,315
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032		725,000	694,851
LoanCore Issuer Ltd. 2022-CRE7 A (Cayman Islands)†(b)	1.599% (1 Mo. SOFR + 1.55%)	#	1/17/2037		830,000	830,004

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
M360 LLC 2019-CRE2 AS†	2.013% (1 Mo. SOFR + 1.96%)	#	9/15/2034	$519,000	$519,649
M360 LLC 2019-CRE2 B†	2.413% (1 Mo. SOFR + 2.36%)	#	9/15/2034	258,000	258,324
Marble Point CLO XVII Ltd. 2020-1A A†	1.554% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	428,920	428,017
Mariner Finance Issuance Trust 2021-AA E†	5.40%		3/20/2036	550,000	568,229
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036	400,000	383,275
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	823,055	854,877
Mountain View CLO LLC 2017-1A BR†	1.991% (3 Mo. LIBOR + 1.75%)	#	10/16/2029	250,000	250,445
Neighborly Issuer 2022-1A A2†	3.695%		1/30/2052	850,000	830,343
Niagara Park Clo Ltd. 2019-1A BR†	1.841% (3 Mo. LIBOR + 1.60%)	#	7/17/2032	850,000	843,885
Oaktree CLO Ltd. 2019-4A CR†	2.504% (3 Mo. LIBOR + 2.25%)	#	10/20/2032	570,000	562,745
OCP CLO Ltd. 2019-17A BR†	1.854% (3 Mo. LIBOR + 1.60%)	#	7/20/2032	720,000	713,799
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100,000	101,837
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	14,675	14,683
OneMain Financial Issuance Trust 2020-2A D†	3.45%		9/14/2035	280,000	284,587
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	3,829	3,831
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	20,494	20,545
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	101,588	103,324
Rad CLO 7 Ltd. 2020-7A A1†	1.441% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	720,768	721,409
Rockford Tower CLO Ltd. 2018-1A A†	1.58% (3 Mo. LIBOR + 1.10%)	#	5/20/2031	980,022	974,142
Romark CLO Ltd. 2017-1A A2R†	1.909% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	830,000	827,695
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	402,000	403,127
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	2,252,000	2,228,208
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	940,000	926,030
Signal Peak CLO 2 LLC 2015-1A DR2†	3.104% (3 Mo. LIBOR + 2.85%)	#	4/20/2029	250,000	246,754
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	694,862	672,416
THL Credit Wind River Clo Ltd. 2017-3A DR†	4.091% (3 Mo. LIBOR + 3.85%)	#	4/15/2035	800,000	798,692
TRTX Issuer Ltd. 2019-FL3 C†	2.263% (1 Mo. SOFR + 2.21%)	#	10/15/2034	411,000	409,672

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Upstart Securitization Trust 2021-2 B†	1.75%		6/20/2031	$500,000	$489,118
VERDE CLO Ltd. 2019-1A AR†	1.341% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	1,040,000	1,040,203
Voya CLO Ltd. 2019-3A DR†	3.391% (3 Mo. LIBOR + 3.15%)	#	10/17/2032	1,120,000	1,106,761
Wind River CLO Ltd. 2021-4A B†	1.866% (3 Mo. LIBOR + 1.65%)	#	1/20/2035	590,000	589,415
Total					40,908,519

Student Loan 0.01%
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.528% (3 Mo. LIBOR + .27%)	#	4/25/2038	22,339	21,028
Total Asset-Backed Securities (cost $64,574,668)					63,919,347

CORPORATE BONDS 37.07%

Advertising 0.17%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	292,000	305,432
National CineMedia LLC†	5.875%		4/15/2028	431,000	382,987
Total					688,419

Aerospace/Defense 0.20%
Bombardier, Inc. (Canada)†(b)	6.00%		2/15/2028	597,000	570,869
TransDigm, Inc.	6.375%		6/15/2026	239,000	243,934
Total					814,803

Agriculture 0.23%
MHP Lux SA (Luxembourg)†(b)	6.25%		9/19/2029	400,000	180,000
MHP Lux SA (Luxembourg)†(b)	6.95%		4/3/2026	200,000	77,204
Viterra Finance BV (Netherlands)†(b)	3.20%		4/21/2031	708,000	683,082
Total					940,286

Airlines 0.81%
Air Canada (Canada)†(b)	3.875%		8/15/2026	348,000	338,388
American Airlines Group, Inc.†	3.75%		3/1/2025	297,000	276,953
American Airlines, Inc.†	11.75%		7/15/2025	458,000	555,985
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(b)	4.25%		5/15/2034	721,431	761,565
Delta Air Lines, Inc.†	7.00%		5/1/2025	517,000	574,676
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	247,000	253,663
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	251,000	262,001

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026	$249,000	$252,406
Total					3,275,637

Apparel 0.07%
Levi Strauss & Co.†	3.50%		3/1/2031	293,000	273,511

Auto Manufacturers 0.90%
Ford Motor Co.	3.25%		2/12/2032	1,817,000	1,717,265
General Motors Financial Co., Inc.	3.60%		6/21/2030	1,938,000	1,946,468
Total					3,663,733

Auto Parts & Equipment 0.10%
American Axle & Manufacturing, Inc.	5.00%		10/1/2029	417,000	396,067

Banks 6.61%
ABN AMRO Bank N.V. (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	400,000	374,037
AIB Group plc (Ireland)†(b)	4.75%		10/12/2023	1,050,000	1,087,997
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	609,000	576,413
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	1,032,000	993,488
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	1,956,000	2,021,975
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	1,014,000	1,061,111
BankUnited, Inc.	5.125%		6/11/2030	962,000	1,019,935
BNP Paribas SA (France)†(b)	4.375% (5 Yr. Swap rate + 1.48%)	#	3/1/2033	815,000	840,032
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	1,040,000	1,086,954
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030	1,539,000	1,620,986
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	200,000	210,776
Discover Bank	4.682% (5 Yr. Swap rate + 1.73%)	#	8/9/2028	750,000	769,038
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	1,451,000	1,346,154
Goldman Sachs Group, Inc. (The)	3.102% (SOFR + 1.41%)	#	2/24/2033	604,000	595,068
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	855,000	845,865
Macquarie Bank Ltd. (Australia)†(b)	3.624%		6/3/2030	696,000	690,034
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%)	#	6/23/2032	980,000	920,571

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029		$284,000	$306,260
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		579,000	533,485
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036		1,170,000	1,063,263
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030		1,046,000	1,129,786
Morgan Stanley	5.875% (3 Mo. LIBOR + 4.44%)	#	–	(d)	306,000	327,590
National Australia Bank Ltd. (Australia)†(b)	3.933% (5 Yr. Treasury CMT + 1.88%)	#	8/2/2034		925,000	937,333
Santander Holdings USA, Inc.	4.40%		7/13/2027		1,025,000	1,080,520
UBS AG (Switzerland)(b)	5.125%		5/15/2024		2,045,000	2,129,350
Wells Fargo & Co.(e)	3.35% (SOFR + 1.50%)	#	3/2/2033		857,000	868,670
Western Alliance Bancorp	3.00% (SOFR + 2.25%)	#	6/15/2031		215,000	213,899
Westpac Banking Corp. (Australia)(b)	2.894% (5 Yr. Treasury CMT + 1.35%)	#	2/4/2030		458,000	452,663
Westpac Banking Corp. (Australia)(b)	4.11% (5 Yr. Treasury CMT + 2.00%)	#	7/24/2034		550,000	568,437
Westpac Banking Corp. (Australia)(b)	4.322% (USD ICE 5 Yr. Swap rate + 2.24%)	#	11/23/2031		1,088,000	1,134,073
Total						26,805,763

Beverages 0.09%
Triton Water Holdings, Inc.†	6.25%		4/1/2029		408,000	376,662

Building Materials 0.10%
Cemex SAB de CV (Mexico)†(b)	5.45%		11/19/2029		410,000	408,094

Chemicals 0.60%
Ashland LLC	6.875%		5/15/2043		60,000	72,923
Braskem Netherlands Finance BV (Netherlands)†(b)	4.50%		1/31/2030		380,000	376,200
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		487,000	490,582
OCP SA (Malaysia)†(b)	3.75%		6/23/2031		590,000	521,142
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(b)	2.60%		9/16/2028		1,230,000	602,331
Unifrax Escrow Issuer Corp.†	7.50%		9/30/2029		408,000	372,971
Total						2,436,149

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Coal 0.15%
SunCoke Energy, Inc.†	4.875%		6/30/2029		$617,000	$592,777

Commercial Services 0.31%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%		3/1/2029		334,000	329,138
Hertz Corp. (The)†	5.00%		12/1/2029		411,000	383,901
United Rentals North America, Inc.	3.875%		11/15/2027		525,000	533,497
Total						1,246,536

Computers 0.54%
CA Magnum Holdings (Mauritius)†(b)	5.375%		10/31/2026		380,000	381,425
Condor Merger Sub, Inc.†	7.375%		2/15/2030		565,000	543,914
Dell International LLC/EMC Corp.†	3.375%		12/15/2041		623,000	547,117
Dell International LLC/EMC Corp.	8.35%		7/15/2046		477,000	724,823
Total						2,197,279

Cosmetics/Personal Care 0.10%
Coty, Inc.†	5.00%		4/15/2026		387,000	389,798

Diversified Financial Services 2.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.30%		1/30/2032		308,000	292,634
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024		1,050,000	1,090,370
Aircastle Ltd.†	2.85%		1/26/2028		1,191,000	1,138,376
Ally Financial, Inc.	4.70% (5 Yr. Treasury CMT + 3.87%)	#	–	(d)	263,000	251,691
Ally Financial, Inc.	8.00%		11/1/2031		1,282,000	1,690,193
Aviation Capital Group LLC†	1.95%		1/30/2026		315,000	300,108
Aviation Capital Group LLC†	5.50%		12/15/2024		1,177,000	1,252,665
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026		660,000	638,320
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%		7/1/2024		500,000	511,908
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026		729,000	749,608
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024		418,000	437,078
Coinbase Global, Inc.†	3.375%		10/1/2028		409,000	373,448
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(b)	6.50%		9/15/2024		411,743	379,505
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		269,000	268,597
Navient Corp.	6.75%		6/25/2025		879,000	918,010
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		20,000	21,613

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	$303,000	$339,453
OneMain Finance Corp.	5.375%	11/15/2029	345,000	347,588
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%	2/15/2024	382,000	400,271
Total				11,401,436

Electric 1.81%
Alfa Desarrollo S.p.A. (Chile)†(b)	4.55%	9/27/2051	469,000	397,686
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	772,000	830,131
Calpine Corp.†	5.125%	3/15/2028	400,000	386,000
Cikarang Listrindo Tbk PT (Indonesia)†(b)	4.95%	9/14/2026	550,000	552,063
Constellation Energy Generation LLC	6.25%	10/1/2039	876,000	1,022,588
FirstEnergy Corp.	4.40%	7/15/2027	556,000	576,764
IPALCO Enterprises, Inc.	4.25%	5/1/2030	779,000	811,643
NRG Energy, Inc.†	4.45%	6/15/2029	1,100,000	1,149,360
Oglethorpe Power Corp.	5.95%	11/1/2039	340,000	420,587
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	3.00%	6/30/2030	1,300,000	1,199,523
Total				7,346,345

Electronics 0.20%
Atkore, Inc.†	4.25%	6/1/2031	390,000	378,663
II-VI, Inc.†	5.00%	12/15/2029	415,000	415,294
Total				793,957

Energy-Alternate Sources 0.26%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(b)	5.625%	11/8/2028	400,000	388,852
Renewable Energy Group, Inc.†	5.875%	6/1/2028	375,000	405,405
TerraForm Power Operating LLC†	4.75%	1/15/2030	245,000	240,871
Total				1,035,128

Engineering & Construction 0.44%
Cellnex Finance Co. S.A. (Spain)†(b)	3.875%	7/7/2041	500,000	418,375
Fluor Corp.	4.25%	9/15/2028	1,015,000	995,177
IEA Energy Services LLC†	6.625%	8/15/2029	409,000	379,074
Total				1,792,626

Entertainment 0.68%
Affinity Gaming†	6.875%	12/15/2027	540,000	532,588
Caesars Entertainment, Inc.†	4.625%	10/15/2029	271,000	257,492

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment (continued)
Caesars Entertainment, Inc.†	8.125%	7/1/2027	$456,000	$492,047
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	404,000	388,741
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	590,000	596,608
Scientific Games International, Inc.†	7.25%	11/15/2029	336,000	357,336
Scientific Games International, Inc.†	8.25%	3/15/2026	145,000	151,602
Total				2,776,414

Environmental Control 0.13%
Madison IAQ LLC†	5.875%	6/30/2029	598,000	543,447

Food 0.26%
Agrosuper SA (Chile)†(b)	4.60%	1/20/2032	396,000	386,720
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	263,000	264,101
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028	375,000	386,728
Total				1,037,549

Forest Products & Paper 0.08%
Mercer International, Inc. (Canada)(b)	5.125%	2/1/2029	346,000	338,861

Gas 0.32%
National Fuel Gas Co.	3.95%	9/15/2027	689,000	706,475
National Fuel Gas Co.	5.50%	1/15/2026	558,000	605,018
Total				1,311,493

Health Care-Services 0.88%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029	253,000	250,158
Centene Corp.	2.45%	7/15/2028	218,000	205,687
Centene Corp.	4.25%	12/15/2027	1,297,000	1,329,263
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	331,000	311,977
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030	419,000	390,190
Radiology Partners, Inc.†	9.25%	2/1/2028	713,000	712,437
Tenet Healthcare Corp.†	6.25%	2/1/2027	223,000	229,587
Tenet Healthcare Corp.	6.75%	6/15/2023	140,000	145,750
Total				3,575,049

Home Builders 0.45%
Installed Building Products, Inc.†	5.75%	2/1/2028	382,000	383,475
PulteGroup, Inc.	6.375%	5/15/2033	597,000	738,214

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Home Builders (continued)
Toll Brothers Finance Corp.	3.80%	11/1/2029	$530,000	$532,827
Toll Brothers Finance Corp.	4.35%	2/15/2028	121,000	126,395
Toll Brothers Finance Corp.	4.875%	3/15/2027	43,000	45,880
Total				1,826,791

Housewares 0.15%
Newell Brands, Inc.	5.875%	4/1/2036	207,000	227,252
SWF Escrow Issuer Corp.†	6.50%	10/1/2029	421,000	378,138
Total				605,390

Insurance 0.36%
Assurant, Inc.	2.65%	1/15/2032	283,000	261,209
Assurant, Inc.	3.70%	2/22/2030	312,000	318,996
First American Financial Corp.	2.40%	8/15/2031	529,000	483,328
Protective Life Corp.	8.45%	10/15/2039	275,000	405,524
Total				1,469,057

Internet 1.06%
Baidu, Inc. (China)(b)	2.375%	8/23/2031	1,255,000	1,151,925
Netflix, Inc.	5.875%	11/15/2028	270,000	305,734
Netflix, Inc.	6.375%	5/15/2029	559,000	650,939
Prosus N.V. (Netherlands)†(b)	3.257%	1/19/2027	400,000	383,553
Tencent Holdings Ltd. (China)†(b)	2.39%	6/3/2030	1,250,000	1,162,855
Uber Technologies, Inc.†	4.50%	8/15/2029	351,000	336,688
Uber Technologies, Inc.†	8.00%	11/1/2026	270,000	287,276
Total				4,278,970

Investment Companies 0.11%
Owl Rock Capital Corp.	2.875%	6/11/2028	492,000	447,639

Iron-Steel 0.41%
Steel Dynamics, Inc.	5.00%	12/15/2026	990,000	1,016,740
United States Steel Corp.	6.875%	3/1/2029	631,000	649,125
Total				1,665,865

Leisure Time 0.47%
Carnival Corp.†	5.75%	3/1/2027	397,000	387,194
Life Time, Inc.†	5.75%	1/15/2026	589,000	586,659
NCL Finance Ltd.†	6.125%	3/15/2028	379,000	366,180
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	406,000	398,406
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	141,000	155,928
Total				1,894,367

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging 0.28%
Boyd Gaming Corp.	4.75%	12/1/2027	$162,000	$162,859
Boyd Gaming Corp.†	4.75%	6/15/2031	215,000	211,568
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	364,000	375,104
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	390,000	386,564
Total				1,136,095

Machinery: Construction & Mining 0.09%
Vertiv Group Corp.†	4.125%	11/15/2028	409,000	375,812

Machinery-Diversified 0.48%
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	1,279,000	1,374,721
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	582,000	576,887
Total				1,951,608

Media 0.98%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	413,000	406,289
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%	1/15/2029	1,925,000	1,779,566
FactSet Research Systems, Inc.(e)	3.45%	3/1/2032	556,000	559,132
Time Warner Cable LLC	7.30%	7/1/2038	981,000	1,229,678
Total				3,974,665

Mining 2.04%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%	3/31/2029	381,000	382,617
Alcoa Nederland Holding BV (Netherlands)†(b)	6.125%	5/15/2028	218,000	229,726
Anglo American Capital plc (United Kingdom)†(b)	4.00%	9/11/2027	1,250,000	1,312,501
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%	4/1/2031	438,000	425,747
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.50%	9/15/2027	320,000	321,440
Freeport-McMoRan, Inc.	4.125%	3/1/2028	673,000	681,301
Freeport-McMoRan, Inc.	4.625%	8/1/2030	1,475,000	1,524,966
Glencore Funding LLC†	2.85%	4/27/2031	621,000	583,780
Glencore Funding LLC†	4.875%	3/12/2029	2,071,000	2,242,271
Hecla Mining Co.	7.25%	2/15/2028	164,000	172,159
Novelis Corp.†	3.875%	8/15/2031	414,000	381,950
Total				8,258,458

Miscellaneous Manufacturing 0.17%
Amsted Industries, Inc.†	4.625%	5/15/2030	312,000	307,771
Hillenbrand, Inc.	3.75%	3/1/2031	408,000	390,125
Total				697,896

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 4.49%
Apache Corp.	4.375%	10/15/2028	$345,000	$349,896
Apache Corp.	4.625%	11/15/2025	273,000	282,169
California Resources Corp.†	7.125%	2/1/2026	296,000	308,183
Callon Petroleum Co.†	8.00%	8/1/2028	567,000	590,369
Civitas Resources, Inc.†	5.00%	10/15/2026	400,000	394,700
Colgate Energy Partners III LLC†	7.75%	2/15/2026	560,000	603,982
Comstock Resources, Inc.†	6.75%	3/1/2029	474,000	482,899
Continental Resources, Inc.†	5.75%	1/15/2031	1,455,000	1,624,980
Diamondback Energy, Inc.	3.50%	12/1/2029	1,838,000	1,860,881
Gulfport Energy Operating Corp.†	8.00%	5/17/2026	703,517	744,824
Helmerich & Payne, Inc.†	2.90%	9/29/2031	644,000	616,104
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	593,000	597,000
Laredo Petroleum, Inc.	9.50%	1/15/2025	920,000	948,175
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	585,000	592,196
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	715,000	746,624
Murphy Oil Corp.	5.875%	12/1/2027	436,000	444,735
Occidental Petroleum Corp.	5.55%	3/15/2026	1,715,000	1,845,280
Occidental Petroleum Corp.	6.125%	1/1/2031	788,000	897,240
Occidental Petroleum Corp.	6.625%	9/1/2030	306,000	356,560
Ovintiv, Inc.	6.50%	2/1/2038	459,000	544,822
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	408,000	415,932
Petroleos Mexicanos (Mexico)†(b)	6.70%	2/16/2032	633,000	611,823
Range Resources Corp.	8.25%	1/15/2029	595,000	652,763
SM Energy Co.	5.625%	6/1/2025	334,000	332,776
SM Energy Co.	6.75%	9/15/2026	178,000	180,006
Southwestern Energy Co.	7.75%	10/1/2027	340,000	359,091
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%	8/15/2030	450,000	414,887
Viper Energy Partners LP†	5.375%	11/1/2027	381,000	391,356
Total				18,190,253

Oil & Gas Services 0.20%
NOV, Inc.	3.60%	12/1/2029	416,000	417,547
Weatherford International Ltd.†	8.625%	4/30/2030	400,000	406,796
Total				824,343

Packaging & Containers 0.10%
Ball Corp.	2.875%	8/15/2030	424,000	388,119

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.80%
180 Medical, Inc.†	3.875%		10/15/2029	$616,000	$592,432
Bayer Corp.†	6.65%		2/15/2028	203,000	239,673
Bayer US Finance II LLC†	4.25%		12/15/2025	1,694,000	1,780,118
Becton Dickinson & Co.	1.21% (3 Mo. LIBOR + 1.03%)	#	6/6/2022	617,000	618,414
Total					3,230,637

Pipelines 1.05%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	361,000	301,886
CNX Midstream Partners LP†	4.75%		4/15/2030	396,000	383,344
EIG Pearl Holdings S.a.r.l. (Luxembourg)†(b)	3.545%		8/31/2036	860,000	840,018
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040	802,000	743,912
NGPL PipeCo LLC†	3.25%		7/15/2031	600,000	575,989
NGPL PipeCo LLC†	4.875%		8/15/2027	600,000	648,473
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	386,000	382,725
Western Midstream Operating LP	4.55%		2/1/2030	383,000	394,559
Total					4,270,906

Real Estate 0.07%
Country Garden Holdings Co. Ltd. (China)(b)	3.875%		10/22/2030	464,000	301,600

REITS 1.57%
American Homes 4 Rent LP	2.375%		7/15/2031	597,000	549,380
Blackstone Mortgage Trust, Inc.†	3.75%		1/15/2027	618,000	584,891
EPR Properties	3.75%		8/15/2029	748,000	721,930
EPR Properties	4.95%		4/15/2028	823,000	848,932
Goodman US Finance Three LLC†	3.70%		3/15/2028	941,000	985,912
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	937,000	835,361
Invitation Homes Operating Partnership LP	2.30%		11/15/2028	399,000	377,266
MPT Operating Partnership LP/MPT Finance Corp.	4.625%		8/1/2029	879,000	883,839
Physicians Realty LP	2.625%		11/1/2031	625,000	586,718
Total					6,374,229

Retail 0.94%
CEC Entertainment LLC†	6.75%		5/1/2026	569,000	542,433
L Brands, Inc.†	6.625%		10/1/2030	262,000	283,948
LBM Acquisition LLC†	6.25%		1/15/2029	399,000	370,402

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail (continued)
Macy’s Retail Holdings LLC	4.50%	12/15/2034	$400,000	$356,600
Murphy Oil USA, Inc.	4.75%	9/15/2029	375,000	376,599
Park River Holdings, Inc.†	5.625%	2/1/2029	416,000	359,472
Party City Holdings, Inc.†	8.75%	2/15/2026	506,000	507,265
SRS Distribution, Inc.†	6.00%	12/1/2029	407,000	385,144
Staples, Inc.†	7.50%	4/15/2026	395,000	390,999
Yum! Brands, Inc.†	7.75%	4/1/2025	235,000	245,005
Total				3,817,867

Semiconductors 0.33%
Entegris, Inc.†	3.625%	5/1/2029	353,000	331,479
Microchip Technology, Inc.	4.333%	6/1/2023	598,000	615,312
TSMC Arizona Corp.	3.25%	10/25/2051	410,000	392,005
Total				1,338,796

Software 1.04%
MSCI, Inc.†	3.625%	11/1/2031	397,000	387,662
Oracle Corp.	2.875%	3/25/2031	3,175,000	3,032,633
Twilio, Inc.	3.875%	3/15/2031	260,000	244,517
VMware, Inc.	4.70%	5/15/2030	504,000	553,892
Total				4,218,704

Telecommunications 0.28%
Frontier Communications Holdings LLC†	5.00%	5/1/2028	398,000	386,955
Frontier Communications Holdings LLC	5.875%	11/1/2029	397,000	365,959
Sprint Capital Corp.	6.875%	11/15/2028	324,000	385,264
Total				1,138,178

Toys/Games/Hobbies 0.04%
Mattel, Inc.	5.45%	11/1/2041	137,000	151,519

Transportation 0.16%
Seaspan Corp. (Hong Kong)†(b)	5.50%	8/1/2029	409,000	390,325
Watco Cos LLC/Watco Finance Corp.†	6.50%	6/15/2027	238,000	240,628
Total				630,953

Trucking & Leasing 0.10%
Fortress Transportation and Infrastructure Investors LLC†	5.50%	5/1/2028	415,000	397,070
Total Corporate Bonds (cost $156,468,106)				150,313,606

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(f) 5.53%

Advertising 0.63%
ABG Intermediate Holdings 2 LLC 2021 Delayed Draw Term Loan B2	–	(g)	12/8/2028	$456,305	$452,883
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1	–	(g)	12/21/2028	71,577	71,041
ABG Intermediate Holdings 2 LLC 2021 Delayed Draw Term Loan B3(h)	–	(g)	12/8/2028	71,577	71,040
Clear Channel Outdoor Holdings, Inc. Term Loan B	–	(g)	8/21/2026	600,000	589,710
Lamar Media Corporation 2020 Term Loan B	1.637% (1 Mo. LIBOR + 1.50%)		2/5/2027	1,397,283	1,389,423
Total					2,574,097

Airlines 0.13%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(b)	5.50% (3 Mo. LIBOR + 4.75%)		4/20/2028	515,000	525,622
Auto Parts & Equipment 0.14%
Truck Hero, Inc. 2021 Term Loan B	4.00% (1 Mo. LIBOR + 3.25%)		1/31/2028	598,492	589,072
Automobile Manufacturers 0.08%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)		3/3/2028	349,624	344,490
Building Materials 0.50%
DiversiTech Holdings, Inc. 2021 1st Lien Term Loan	–	(g)	12/16/2028	497,143	493,725
DiversiTech Holdings, Inc. 2021 Delayed Draw Term Loan(h)	–	(g)	12/16/2028	102,857	102,150
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	–	(g)	2/1/2027	615,000	605,200
Solis IV BV USD Term Loan B1 (Netherlands)(b)	–	(g)	2/9/2029	852,586	841,400
Total					2,042,475

Chemicals 0.05%
ASP Unifrax Holdings Inc. Term Loan B	3.974% (3 Mo. LIBOR + 3.75%)		12/12/2025	200,000	197,725

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.78%
Amentum Government Services Holdings LLC Term Loan B	3.709% (1 Mo. LIBOR + 3.50%)		1/29/2027	$600,000	$596,751
Belron Finance US LLC 2019 USD Term Loan B3	2.563% (3 Mo. LIBOR + 2.25%)		10/30/2026	600,000	593,628
Employbridge LLC 2021 Term Loan B	5.50% (3 Mo. LIBOR + 4.75%)		7/14/2028	731,910	725,901
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%)		2/21/2025	630,490	616,386
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.474% (3 Mo. LIBOR + 4.25%)		7/30/2025	303,563	294,963
Trans Union, LLC 2021 Term Loan B6	2.50% (1 Mo. LIBOR + 2.00%)		12/1/2028	320,159	317,090
Total					3,144,719

Diversified Financial Services 0.55%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	2.75% (1 Mo. LIBOR + 2.25%)		12/1/2027	1,006,416	1,001,656
Hudson River Trading LLC 2021 Term Loan	3.17% (1 Mo. SOFR + 3.00%)		3/20/2028	659,544	649,100
Jane Street Group, LLC 2021 Term Loan	–	(g)	1/26/2028	600,000	593,436
Total					2,244,192

Entertainment 0.52%
Scientific Games Holdings LP 2022 USD Term Loan B	–	(g)	2/4/2029	355,555	353,777
Scientific Games International, Inc. 2018 Term Loan B5	2.959% (1 Mo. LIBOR + 2.75%)		8/14/2024	787,953	783,722
SeaWorld Parks & Entertainment, Inc. 2021 Term Loan B	–	(g)	8/25/2028	600,000	592,437
Twin River Worldwide Holdings, Inc. 2021 Term Loan B	3.75% (6 Mo. LIBOR + 3.25%)		10/2/2028	400,000	397,926
Total					2,127,862

Environmental Control 0.15%
Madison IAQ LLC Term Loan	3.75% (6 Mo. LIBOR + 3.25%)		6/21/2028	598,496	590,126

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Government 0.24%
Seminole Tribe of Florida 2018 Term Loan B	–	(g)	7/8/2024		$978,412	$975,966

Housewares 0.10%
Springs Windows Fashions, LLC 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		10/6/2028		400,000	389,000
Insurance 0.29%
Acrisure, LLC 2020 Term Loan B	–	(g)	2/15/2027		600,000	591,690
Asurion LLC 2020 Term Loan B8	–	(g)	12/23/2026		600,000	590,532
Total						1,182,222

Internet 0.10%
PUG LLC USD Term Loan	3.709% (1 Mo. LIBOR + 3.50%)		2/12/2027		398,982	392,000
Miscellaneous Manufacture 0.09%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(c)	–	(g)	1/19/2029	EUR	327,000	363,288

Pipelines 0.25%
Brazos Delaware II, LLC Term Loan B	4.162% (1 Mo. LIBOR + 4.00%)		5/21/2025		$619,759	612,477
Oryx Midstream Services Permian Basin
LLC Term Loan B	3.75% (3 Mo. LIBOR + 3.25%)		10/5/2028		400,000	397,286
Total						1,009,763

Real Estate 0.15%
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	2.959% (1 Mo. LIBOR + 2.75%)		8/21/2025		600,000	595,689

Real Estate Investment Trusts 0.03%
Claros Mortgage Trust, Inc. 2021 Term Loan B	5.00% (1 Mo. SOFR + 4.50%)		8/9/2026		108,744	108,608

Retail 0.20%
CWGS Group, LLC 2021 Term Loan B	3.25% - 3.50% (1 Mo. LIBOR + 2.50%)		6/3/2028		400,000	394,958

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail (continued)
Foundation Building Materials Holding Company LLC 2021 Term Loan	3.75% (3 Mo. LIBOR + 3.25%)		2/3/2028	$4,482	$4,404
LBM Acquisition LLC Term Loan B	–	(g)	12/17/2027	400,000	394,502
Total					793,864

Semiconductors 0.15%
Altar Bidco, Inc. 2021 Term Loan	–	(g)	2/1/2029	600,000	594,975

Software 0.40%
Playtika Holding Corp 2021 Term Loan	2.959% (1 Mo. LIBOR + 2.75%)		3/13/2028	617,912	612,718
Polaris Newco LLC USD Term Loan B	4.50% (3 Mo. LIBOR + 4.00%)		6/2/2028	449,177	447,187
Red Planet Borrower, LLC Term Loan B	4.25% (3 Mo. LIBOR + 3.75%)		10/2/2028	588,525	584,297
Total					1,644,202
Total Floating Rate Loans (cost $22,544,354)					22,429,957

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.44%

Egypt 0.20%
Egypt Government International Bond†	5.80%		9/30/2027	930,000	820,666

Nigeria 0.19%
Nigeria Government International Bond†	7.143%		2/23/2030	800,000	752,182

Sri Lanka 0.05%
Sri Lanka Government International Bond†(i)	5.875%		7/25/2022	290,000	211,958
Total Foreign Government Obligations (cost $2,020,803)					1,784,806

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Assoc. 2017-76 AS (Cost $6,375)	2.65%		11/16/2050	6,423	6,385

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.60%
Fannie Mae or Freddie Mac(j)	2.50%		TBA	12,100,000	11,911,219
Fannie Mae or Freddie Mac(j)	3.00%		TBA	7,997,000	8,060,101
Fannie Mae or Freddie Mac(j)	3.50%		TBA	2,641,000	2,713,937
Total Government Sponsored Enterprises Pass-Throughs (cost $22,643,860)					22,685,257

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.37%

Miscellaneous
County of Miami-Dade FL	2.786%		10/1/2037	$315,000	$294,023
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	221,000	231,668
New Jersey Educational Facilities Authority	3.636%		9/1/2029	182,000	192,527
State of Illinois	5.10%		6/1/2033	710,000	783,777
Total Municipal Bonds (cost $1,491,208)					1,501,995

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.15%
1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	33,938	35,357
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(k)	12/25/2059	40,761	40,726
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.141% (1 Mo. LIBOR + .95%)	#	6/15/2035	450,000	444,881
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	1.791% (1 Mo. LIBOR + 1.60%)	#	3/15/2034	100,000	99,065
BBCMS Mortgage Trust 2018-TALL E†	2.628% (1 Mo. LIBOR + 2.44%)	#	3/15/2037	64,000	60,656
BBCMS Mortgage Trust 2019-BWAY A†	1.147% (1 Mo. LIBOR + .96%)	#	11/15/2034	311,000	308,508
BBCMS Mortgage Trust 2019-BWAY B†	1.501% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	87,000	85,910
BBCMS Mortgage Trust 2019-BWAY C†	1.801% (1 Mo. LIBOR + 1.61%)	#	11/15/2034	350,000	343,237
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	175,000	176,662
BFLD 2019-DPLO E†	2.431% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	650,000	636,544
BFLD 2019-DPLO F†	2.731% (1 Mo. LIBOR + 2.54%)	#	10/15/2034	410,000	392,514
BHMS 2018-ATLS A†	1.441% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	550,000	545,227
BHMS 2018-ATLS C†	2.091% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	2,000,000	1,968,870
BX Commercial Mortgage Trust 2019-XL C†	1.441% (1 Mo. LIBOR + 1.25%)	#	10/15/2036	127,500	126,428
BX Commercial Mortgage Trust 2019-XL D†	1.641% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	144,500	143,217
BX Commercial Mortgage Trust 2019-XL E†	1.991% (1 Mo. LIBOR + 1.80%)	#	10/15/2036	85,000	84,163

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust 2021-VOLT A†	0.891% (1 Mo. LIBOR + .70%)	#	9/15/2036	$690,000	$671,089
BX Trust 2018-GW A†	0.991% (1 Mo. LIBOR + .80%)	#	5/15/2035	55,000	54,450
BX Trust 2021-ARIA E†	2.436% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	2,000,000	1,955,625
BX Trust 2021-ARIA F†	2.785% (1 Mo. LIBOR + 2.59%)	#	10/15/2036	1,000,000	975,668
CF Trust 2019-BOSS A1	4.75%		12/15/2021	222,000	205,404
CHT Mortgage Trust 2017-CSMO F†	3.932% (1 Mo. LIBOR + 3.74%)	#	11/15/2036	1,000,000	997,599
CIM Retail Portfolio Trust 2021-RETL E†	3.942% (1 Mo. LIBOR + 3.75%)	#	8/15/2036	1,120,749	1,084,736
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%		2/10/2049	97,572	100,525
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	485,000	336,496
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(k)	4/15/2049	25,000	19,902
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100,000	99,201
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.712%	#(k)	8/10/2047	835,000	670,634
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(k)	12/10/2047	50,000	51,101
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.306%	#(k)	2/10/2048	707,000	595,747
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(k)	7/10/2050	53,000	55,056
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.319%)	#(k)	7/10/2050	50,000	51,565
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.319%)	#(k)	7/10/2050	10,000	10,065
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.319%	#(k)	7/10/2050	425,000	378,170
Connecticut Avenue Securities Trust 2021-R01 1B1†	3.149% (1 Mo. SOFR + 3.10%)	#	10/25/2041	400,000	377,695
Credit Suisse Commercial Mortgage Securities Corp. C†	2.192% (1 Mo. LIBOR + 2.00%)	#	11/15/2038	1,020,000	1,021,275

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	$159,565	$159,381
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(k)	2/25/2050	124,801	123,803
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	400,000	399,514	(a)
CS Master Trust 2021-BLUF A†	4.527% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	200,000	200,311
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.382%	#(k)	11/15/2049	1,250,000	983,287
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	214,129	214,871
DBWF Mortgage Trust 2018-GLKS A†	1.192% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	500,000	495,778
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(k)	8/25/2066	768,110	746,866
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(k)	10/25/2065	75,945	75,514
Extended Stay America Trust 2021-ESH C†	1.892% (1 Mo. LIBOR + 1.70%)	#	7/15/2038	487,003	482,169
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1†	3.349% (1 Mo. SOFR + 3.30%)	#	11/25/2041	400,000	376,382
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	613,902	615,902
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	600,000	599,080
Freddie Mac STACR REMIC Trust 2021-DNA6 B1†	3.449% (1 Mo. SOFR + 3.40%)	#	10/25/2041	790,000	760,390
Freddie Mac STACR REMIC Trust 2021-HQA3 M2†	2.149% (1 Mo. SOFR + 2.10%)	#	9/25/2041	1,070,000	1,031,296
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1†	3.699% (1 Mo. SOFR + 3.65%)	#	11/25/2041	680,000	658,493
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	27,462	27,530
Great Wolf Trust 2019-WOLF A†	1.225% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	512,000	505,813
GS Mortgage Securities Corp. II 2021-ARDN B†	1.841% (1 Mo. LIBOR + 1.65%)	#	11/15/2036	870,000	871,087

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.141% (1 Mo. LIBOR + .95%)	#	7/15/2035	$99,828	$98,635
GS Mortgage Securities Corp. Trust 2019-70P B†	1.511% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	812,724	797,519
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	Zero Coupon	#(k)	10/15/2036	86,776,000	1,735
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.691% (1 Mo. LIBOR + 1.50%)	#	8/15/2032	525,000	516,486
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	Zero Coupon	#(k)	8/15/2032	36,803,000	784
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(k)	4/10/2031	154,000	152,184
GS Mortgage Securities Trust 2014-GC26 C	4.524%	#(k)	11/10/2047	50,000	47,548
HONO Mortgage Trust 2021-LULU B†	1.641% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	250,000	246,381
HONO Mortgage Trust 2021-LULU C†	2.041% (1 Mo. LIBOR + 1.85%)	#	10/15/2036	150,000	147,846
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	2.441% (1 Mo. LIBOR + 2.25%)	#	12/15/2036	1,000,000	946,095
JPMorgan Chase Commercial Mortgage Securities Trust	1.941%		9/15/2029	237,656	237,002
JPMorgan Chase Commercial Mortgage Securities Trust	2.841%		9/15/2029	325,000	324,100
JPMorgan Chase Commercial Mortgage Securities Trust	3.541%		9/15/2029	325,000	323,714
JPMorgan Chase Commercial Mortgage Securities Trust	4.541%		9/15/2029	325,000	323,315
JPMorgan Chase Commercial Mortgage Securities Trust	5.541%		9/15/2029	325,000	322,513
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(k)	6/10/2027	100,000	6,825
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.263%	#(k)	7/15/2048	10,000	9,821
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	275,000	275,329
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.791% (1 Mo. LIBOR + 1.60%)	#	6/15/2032	11,124	11,091

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.27% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	$10,000	$9,986
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.60% (1 Mo. LIBOR + 1.60%)	#	11/15/2035	10,000	9,486
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.311% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	9,679	9,656
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.611% (1 Mo. LIBOR + 1.50%)	#	7/5/2033	26,000	25,934
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10,000	10,210
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10,000	10,204
KIND Trust 2021-KIND D†	2.491% (1 Mo. LIBOR + 2.30%)	#	8/15/2038	470,000	459,838
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(k)	11/15/2032	50,000	50,181
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(k)	11/15/2032	50,000	50,076
Natixis Commercial Mortgage Securities Trust 2019-1776 XCP†	Zero Coupon	#(k)	10/15/2036	36,272,031	3,446
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(k)	1/26/2060	34,713	34,685
PFP Ltd. 2019-6 C†	2.226% (1 Mo. LIBOR + 2.10%)	#	4/14/2037	332,000	331,220
Prima Capital CRE Securitization Ltd. 2019-RK1 AG†	4.00%		4/15/2038	164,588	164,291	(a)
Prima Capital CRE Securitization Ltd. 2019-RK1 AT†	4.45%		4/15/2038	100,000	95,220
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	11,475	11,518
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	475,523	471,354
ReadyCap Commercial Mortgage Trust 2022 FL8 A†(e)	1.698% (1 Mo. SOFR + 1.65%)	#	1/25/2037	1,350,000	1,351,687
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(k)	1/26/2060	35,625	35,377
SG Commercial Mortgage Securities Trust 2019-787E X†	0.305%	#(k)	2/15/2041	1,217,000	27,036

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(k)	2/25/2050	$36,615	$36,484
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	72,309	72,329
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	339,000	334,467
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(k)	4/25/2065	202,483	199,931
VMC Finance LLC 2019-FL3 A†	1.22% (1 Mo. LIBOR + 1.10%)	#	9/15/2036	685,708	683,733
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.305%	#(k)	7/15/2046	494,000	483,369
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(k)	7/15/2048	1,270,000	1,239,551
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(k)	11/15/2050	146,000	148,332
Wells Fargo Commercial Mortgage Trust 2017-HSDB A†	0.974% (1 Mo. LIBOR + .85%)	#	12/13/2031	200,000	197,979
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	94,283	94,315
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.854%	#(k)	8/15/2045	50,000	50,150
WF-RBS Commercial Mortgage Trust 2013-C12 B	3.863%	#(k)	3/15/2048	25,000	25,224
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.317%	#(k)	3/15/2048	50,000	50,361
ZH Trust 2021-2 A†	2.349%		10/17/2027	1,020,000	1,019,596
Total Non-Agency Commercial Mortgage-Backed Securities (cost $38,239,915)					37,117,584

U.S. TREASURY OBLIGATIONS 31.97%
U.S. Treasury Bill	Zero Coupon		7/28/2022	20,027,000	19,980,167
U.S. Treasury Bond	1.75%		8/15/2041	26,742,000	24,527,428
U.S. Treasury Bond	1.875%		11/15/2051	7,849,000	7,325,325
U.S. Treasury Bond	2.25%		2/15/2052	6,743,000	6,871,012
U.S. Treasury Note	0.75%		12/31/2023	13,133,000	12,970,633
U.S. Treasury Note	0.875%		1/31/2024	2,183,000	2,159,550
U.S. Treasury Note	1.50%		2/15/2025	10,655,000	10,613,379
U.S. Treasury Note	1.50%		1/31/2027	31,024,000	30,662,861
U.S. Treasury Note	1.875%		2/15/2032	14,442,000	14,497,286
Total U.S. Treasury Obligations (cost $130,981,332)					129,607,641
Total Long-Term Investments (cost $438,970,621)					429,366,578

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.15%

REPURCHASE AGREEMENTS 1.15%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $4,792,900 of U.S. Treasury Note at 1.875% due 02/28/2029 value: $4,768,188; proceeds: $4,674,627 (cost $4,674,627)	$4,674,627	$4,674,627
Total Investments in Securities 107.05% (cost $443,645,248)		434,041,205
Less Unfunded Loan Commitments (0.04%) (cost $167,889)		(173,190)
Net Investments in Securities 107.01% (cost $443,477,359)		433,868,015
Other Assets and Liabilities – Net(l)(7.01)%		(28,417,296)
Net Assets 100.00%		$405,450,719

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2022, the total value of Rule 144A securities was $166,440,683, which represents 41.05% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2022.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Securities purchased on a when-issued basis.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2022.
(g)	Interest rate to be determined.
(h)	Security partially/fully unfunded.
(i)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 28, 2022.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at February 28, 2022:(1)

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value/ Unrealized Appreciation(3)
Markit CDX.NA.HY.37(4)(5)	Bank of America	5.00%	12/20/2026	$3,555,000	$(210,717)	$10,320

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $10,320. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 28, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.678%	CPI Urban Consumer NSA	2/14/2032	$8,000,000	$196,956

Credit Default Swaps on Indexes - Sell Protection at February 28, 2022(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	300,000	$(23,675)	$(9,312)	$(32,987)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	750,000	(61,968)	(20,500)	(82,468)
Markit CMBX.NA.BBB-9	Citibank	3.000%	9/17/2058	875,000	(68,156)	(28,056)	(96,212)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.000%	9/17/2058	625,000	(49,056)	(19,667)	(68,723)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.000%	9/17/2058	750,000	(61,705)	(20,763)	(82,468)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	650,000	(56,027)	(21,000)	(77,027)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	750,000	(28,731)	(41,011)	(69,742)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	350,000	(16,924)	(15,622)	(32,546)
					$(366,242)	$(175,931)	$(542,173)

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $175,931.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at February 28, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank
		and Trust	4/20/2022	832,000	$665,707	$656,507	$9,200

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation

U.S. 2-Year Treasury Note	June 2022	145	Long	$31,106,073	$31,207,852	$101,779
U.S. 5-Year Treasury Note	June 2022	196	Long	23,019,657	23,183,125	163,468
U.S. Ultra Treasury Bond	June 2022	65	Long	11,970,774	12,085,937	115,163
Total Unrealized Appreciation on Open Futures Contracts						$380,410

Reverse Repurchase Agreement Payable as of February 28, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
	$126,750	$200,013 principal,
Barclays Bank PLC		Sri Lanka Government International Bond at 5.875% due 7/25/2022, $146,180 fair value	(5.00%)	2/3/2022	On Demand	$126,680

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $70.

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2022

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$40,282,437	$626,082	$40,908,519
Remaining Industries	–	23,010,828	–	23,010,828
Corporate Bonds	–	150,313,606	–	150,313,606
Floating Rate Loans	–	22,429,957	–	22,429,957
Less Unfunded Commitments	–	(173,190)	–	(173,190)
Foreign Government Obligations	–	1,784,806	–	1,784,806
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	6,385	–	6,385
Government Sponsored Enterprises Pass-Throughs	–	22,685,257	–	22,685,257
Municipal Bonds	–	1,501,995	–	1,501,995
Non-Agency Commercial Mortgage-Backed Securities	–	36,553,779	563,805	37,117,584
U.S. Treasury Obligations	–	129,607,641	–	129,607,641

Short-Term Investments
Repurchase Agreements	–	4,674,627	–	4,674,627
Total	$–	$432,678,128	$1,189,887	$433,868,015
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$10,320	$–	$10,320
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	196,956	–	196,956
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(542,173)	–	(542,173)
Forward Foreign Currency Exchange Contracts
Assets	–	9,200	–	9,200
Liabilities	–	–	–	–
Futures Contracts
Assets	380,410	–	–	380,410
Liabilities	–	–	–	–
Reverse Repurchase Agreements
Assets	–	–	–	–
Liabilities	–	(126,680)	–	(126,680)
Total	$380,410	$(452,377)	$–	$(71,967)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND February 28, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2021	$2,981,414	$98,806	$2,312,450
Accrued Discounts (Premiums)	–	3	(99)
Realized Gain (Loss)	–	491	–
Change in Unrealized Appreciation (Depreciation)	281	(494)	(6,606)
Purchases	–	–	–
Sales	–	(98,806)	–
Transfers into Level 3	625,801	–	–
Transfers out of Level 3	(2,981,414)	–	(1,741,940)
Balance as of February 28, 2022	$626,082	$–	$563,805
Change in unrealized appreciation/depreciation for the period ended February 28, 2022, related to Level 3 investments held at February 28, 2022	$281	$–	$(6,606)

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)

CORPORATE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.89%

CORPORATE BONDS 80.85%

Airlines 2.02%
American Airlines 2021-1 Class A Pass Through Trust	2.875%		1/11/2036	$63,000	$60,874
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(a)	4.25%		5/15/2034	94,345	99,594
Total					160,468

Auto Manufacturers 0.72%
General Motors Co.	6.75%		4/1/2046	45,000	57,027

Banks 22.60%
Bank of America Corp.	2.482% (5 Yr. Treasury CMT + 1.20%)	#	9/21/2036	15,000	13,630
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	69,000	66,425
Bank of America Corp.	2.881% (3 Mo. LIBOR + 1.02%)	#	4/24/2023	9,000	9,018
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	187,000	193,307
Bank of Montreal (Canada)(a)	3.803% (USD 5 Yr. Swap rate + 1.43%)	#	12/15/2032	77,000	79,080
Bank of New York Mellon Corp. (The)	2.661% (3 Mo. LIBOR + .63%)	#	5/16/2023	116,000	116,275
BankUnited, Inc.	5.125%		6/11/2030	53,000	56,192
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032	84,000	79,799
Citigroup, Inc.	3.668% (3 Mo. LIBOR + 1.39%)	#	7/24/2028	125,000	129,476
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	50,000	46,387
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	60,000	78,937
Huntington Bancshares, Inc.†	2.487% (5 Yr. Treasury CMT + 1.17%)	#	8/15/2036	50,000	45,808
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%)	#	4/22/2032	125,000	119,861
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	50,000	49,466
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	100,000	107,838
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	43,000	39,077
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	130,000	140,413
Santander Holdings USA, Inc.	4.40%		7/13/2027	107,000	112,796
SVB Financial Group	1.80%		2/2/2031	54,000	48,925

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	$95,000	$92,932
Wells Fargo & Co.(b)	3.35% (SOFR + 1.50%)	#	3/2/2033	17,000	17,232
Western Alliance Bancorp	3.00% (SOFR + 2.25%)	#	6/15/2031	40,000	39,795
Westpac Banking Corp. (Australia)(a)	4.11% (5 Yr. Treasury CMT + 2.00%)	#	7/24/2034	69,000	71,313
Westpac Banking Corp. (Australia)(a)	4.322% (USD ICE 5 Yr. Swap rate + 2.24%)	#	11/23/2031	41,000	42,736
Total					1,796,718

Chemicals 0.18%
CF Industries, Inc.	5.15%		3/15/2034	13,000	14,587

Commercial Services 0.89%
CoStar Group, Inc.†	2.80%		7/15/2030	45,000	42,904
Triton Container International Ltd./TAL International Container Corp.	3.25%		3/15/2032	29,000	27,814
Total					70,718

Computers 1.81%
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	15,000	13,173
Dell International LLC/EMC Corp.	6.02%		6/15/2026	82,000	91,564
Dell International LLC/EMC Corp.	8.35%		7/15/2046	11,000	16,715
Leidos Holdings, Inc.	5.95%		12/1/2040	20,000	22,364
Total					143,816

Diversified Financial Services 3.11%
Air Lease Corp.	3.125%		12/1/2030	55,000	53,059
Aircastle Ltd.†	2.85%		1/26/2028	37,000	35,365
Ally Financial, Inc.	8.00%		11/1/2031	43,000	56,691
Aviation Capital Group LLC†	1.95%		1/30/2026	56,000	53,353
Aviation Capital Group LLC†	3.50%		11/1/2027	20,000	19,782
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	26,000	29,128
Total					247,378

Electric 8.53%
AES Corp. (The)	2.45%		1/15/2031	20,000	18,529
CenterPoint Energy Houston Electric LLC	3.00%		3/1/2032	13,000	13,200
Cleco Power LLC	6.00%		12/1/2040	20,000	25,224
Constellation Energy Generation LLC	6.25%		10/1/2039	45,000	52,530
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	48,000	45,286

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
El Paso Electric Co.	6.00%	5/15/2035	$35,000	$43,642
Emera US Finance LP	4.75%	6/15/2046	30,000	31,725
FirstEnergy Transmission LLC†	4.55%	4/1/2049	10,000	10,315
Georgia Power Co.	4.75%	9/1/2040	49,000	53,094
IPALCO Enterprises, Inc.	4.25%	5/1/2030	39,000	40,634
NRG Energy, Inc.†	4.45%	6/15/2029	44,000	45,974
Oglethorpe Power Corp.	5.05%	10/1/2048	17,000	19,530
Oglethorpe Power Corp.	5.95%	11/1/2039	25,000	30,926
Ohio Edison Co.	8.25%	10/15/2038	28,000	41,867
Pacific Gas and Electric Co.	4.55%	7/1/2030	80,000	82,240
Puget Energy, Inc.	4.10%	6/15/2030	55,000	57,098
Tampa Electric Co.	6.15%	5/15/2037	12,000	15,348
Vistra Operations Co. LLC†	3.55%	7/15/2024	50,000	50,680
Total				677,842

Engineering & Construction 0.62%
Fluor Corp.	4.25%	9/15/2028	50,000	49,023

Gas 2.37%
National Fuel Gas Co.	3.95%	9/15/2027	54,000	55,369
National Fuel Gas Co.	7.395%	3/30/2023	15,000	15,440
NiSource, Inc.	5.95%	6/15/2041	30,000	36,994
Piedmont Natural Gas Co., Inc.	2.50%	3/15/2031	85,000	81,005
Total				188,808

Health Care-Services 0.68%
Centene Corp.	4.25%	12/15/2027	33,000	33,821
Centene Corp.	4.625%	12/15/2029	20,000	20,633
Total				54,454

Home Builders 0.43%
Toll Brothers Finance Corp.	3.80%	11/1/2029	16,000	16,085
Toll Brothers Finance Corp.	4.875%	3/15/2027	17,000	18,139
Total				34,224

Insurance 5.00%
Assurant, Inc.	3.70%	2/22/2030	40,000	40,897
CNO Financial Group, Inc.	5.25%	5/30/2025	20,000	21,419
CNO Financial Group, Inc.	5.25%	5/30/2029	35,000	37,863
First American Financial Corp.	2.40%	8/15/2031	34,000	31,065
New York Life Insurance Co.†	4.45%	5/15/2069	60,000	67,026

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Protective Life Corp.	8.45%	10/15/2039	$33,000	$48,663
Securian Financial Group, Inc.†	4.80%	4/15/2048	26,000	29,562
Selective Insurance Group, Inc.	5.375%	3/1/2049	39,000	45,111
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	33,000	38,577
Transatlantic Holdings, Inc.	8.00%	11/30/2039	25,000	37,195
Total				397,378

Internet 1.24%
Netflix, Inc.†	5.375%	11/15/2029	42,000	46,978
VeriSign, Inc.	4.75%	7/15/2027	50,000	51,653
Total				98,631

Iron-Steel 0.19%
Steel Dynamics, Inc.	5.00%	12/15/2026	15,000	15,405

Machinery-Diversified 1.23%
Flowserve Corp.	2.80%	1/15/2032	50,000	46,063
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	48,000	51,592
Total				97,655

Media 2.04%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	90,000	107,731
Comcast Corp.†	2.887%	11/1/2051	50,000	43,453
FactSet Research Systems, Inc.(b)	3.45%	3/1/2032	11,000	11,062
Total				162,246

Mining 1.40%
Freeport-McMoRan, Inc.	4.625%	8/1/2030	60,000	62,033
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	43,000	49,633
Total				111,666

Miscellaneous Manufacturing 0.38%
Pentair Finance Sarl (Luxembourg)(a)	3.15%	9/15/2022	30,000	30,043

Oil & Gas 6.38%
Apache Corp.	5.10%	9/1/2040	15,000	15,025
Canadian Natural Resources Ltd. (Canada)(a)	7.20%	1/15/2032	31,000	39,910
Cenovus Energy, Inc. (Canada)(a)	3.75%	2/15/2052	26,000	23,493
Continental Resources, Inc.†	5.75%	1/15/2031	70,000	78,178
Diamondback Energy, Inc.	3.50%	12/1/2029	42,000	42,523
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	43,000	44,590

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Eni USA, Inc.	7.30%	11/15/2027	$50,000	$60,726
Helmerich & Payne, Inc.†	2.90%	9/29/2031	60,000	57,401
Hess Corp.	5.60%	2/15/2041	30,000	34,470
Ovintiv, Inc.	6.625%	8/15/2037	35,000	42,656
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	23,000	27,318
Viper Energy Partners LP†	5.375%	11/1/2027	40,000	41,087
Total				507,377

Oil & Gas Services 1.67%
Halliburton Co.	7.45%	9/15/2039	42,000	57,468
NOV, Inc.	3.60%	12/1/2029	75,000	75,279
Total				132,747

Pharmaceuticals 2.08%
Bayer Corp.†	6.65%	2/15/2028	63,000	74,382
Cigna Corp.	6.125%	11/15/2041	70,000	90,708
Total				165,090

Pipelines 2.24%
Eastern Gas Transmission & Storage, Inc.†	3.00%	11/15/2029	60,000	59,305
Eastern Gas Transmission & Storage, Inc.†	4.60%	12/15/2044	40,000	43,296
NGPL PipeCo LLC†	4.875%	8/15/2027	70,000	75,655
Total				178,256

REITS 3.79%
American Homes 4 Rent LP	4.90%	2/15/2029	45,000	49,726
EPR Properties	4.95%	4/15/2028	64,000	66,017
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	45,000	49,925
Goodman US Finance Three LLC†	3.70%	3/15/2028	55,000	57,625
Invitation Homes Operating Partnership LP	2.00%	8/15/2031	33,000	29,420
Invitation Homes Operating Partnership LP	2.30%	11/15/2028	12,000	11,346
MPT Operating Partnership LP/MPT Finance Corp.	4.625%	8/1/2029	37,000	37,204
Total				301,263

Semiconductors 2.55%
Broadcom, Inc.	4.15%	11/15/2030	110,000	115,512
Qorvo, Inc.	4.375%	10/15/2029	86,000	87,109
Total				202,621

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software 2.96%
MSCI, Inc.†	3.25%	8/15/2033	$45,000	$42,639
Oracle Corp.	5.375%	7/15/2040	40,000	44,098
Oracle Corp.	6.125%	7/8/2039	82,000	97,853
VMware, Inc.	4.70%	5/15/2030	46,000	50,554
Total				235,144

Telecommunications 3.74%
AT&T, Inc.	3.50%	9/15/2053	135,000	123,635
T-Mobile USA, Inc.	3.50%	4/15/2031	100,000	98,594
Verizon Communications, Inc.†	2.355%	3/15/2032	80,000	74,768
Total				296,997
Total Corporate Bonds (cost $6,715,333)				6,427,582

FLOATING RATE LOANS(c) 11.25%

Chemicals 0.43%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	1.561% (3 Mo. LIBOR + 1.25%)	1/17/2023	7,472	7,463
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.936% (3 Mo. LIBOR + 1.63%)	1/17/2025	27,086	27,052
Total				34,515

Diversified Financial Services 3.25%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	2.75% (1 Mo. LIBOR + 2.25%)	12/1/2027	114,635	114,093
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(a)	1.974% (3 Mo. LIBOR + 1.75%)	10/6/2023	70,000	69,913
Setanta Aircraft Leasing Designated Activity Company Term Loan B (Ireland)(a)	2.14% (3 Mo. LIBOR + 2.00%)	11/5/2028	75,000	74,660
Total				258,666

Entertainment 0.37%
Churchill Downs Incorporated 2021 Incremental Term Loan B1	2.21% (1 Mo. LIBOR + 2.00%)	3/17/2028	29,974	29,649

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 1.16%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(a)	2.804% (6 Mo. LIBOR + 2.00%)	5/1/2026	$93,058	$92,582

Government 1.56%
Seminole Tribe of Florida 2018 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)	7/8/2024	124,622	124,310

Internet 0.63%
Comcast Hulu Holdings, LLC Term Loan A	1.084% (1 Mo. LIBOR + .88%)	3/15/2024	50,000	49,750

Lodging 1.26%
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.937% (1 Mo. LIBOR + 1.75%)	6/22/2026	101,404	100,052

Media 0.24%
Charter Communications Operating, LLC 2019 Term Loan B1	1.96% (1 Mo. LIBOR + 1.75%)	4/30/2025	18,988	18,939

Oil & Gas 1.50%
Southwestern Energy Company 2021 Term Loan	3.00% (3 Mo. SOFR + 2.50%)	6/22/2027	119,136	118,839

Pipelines 0.47%
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	1.959% (3 Mo. LIBOR + 1.75%)	6/30/2024	37,189	37,212

Real Estate Investment Trusts 0.38%
GLP Capital L.P. 2020 Term Loan A2	1.662% (1 Mo. LIBOR + 1.50%)	5/21/2023	30,000	29,850	(d)
Total Floating Rate Loans (cost $898,655)				894,364

MUNICIPAL BONDS 0.46%

Miscellaneous
County of Miami-Dade FL	2.786%	10/1/2037	10,000	9,334
State of Illinois	5.10%	6/1/2033	25,000	27,598
Total Municipal Bonds (cost $37,263)				36,932

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 0.33%
U.S. Treasury Bond (cost $25,480)	2.25%	2/15/2052	$26,000	$26,493
Total Long-Term Investments (cost $7,676,731)				7,385,371

SHORT-TERM INVESTMENTS 4.13%

REPURCHASE AGREEMENTS 4.13%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $293,800 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2025; value: $334,744; proceeds: $328,108 (cost $328,108)			328,108	328,108
Total Investments in Securities 97.02% (cost $8,004,839)				7,713,479
Other Assets and Liabilities – Net(e) 2.98%				237,061
Net Assets 100.00%				$7,950,540

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2022, the total value of Rule 144A securities was $1,523,355, which represents 19.16% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2022.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2022.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(e)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND February 28, 2022

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2022	4	Long	$858,679	$860,906	$2,227
U.S. 5-Year Treasury Note	June 2022	8	Long	941,320	946,250	4,930
U.S. Ultra Treasury Bond	June 2022	5	Long	920,829	929,688	8,859
Total Unrealized Appreciation on Open Futures Contracts						$16,016

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2022	10	Short	$(1,260,450)	$(1,274,375)	$(13,925)
U.S. 10-Year Ultra Treasury Note	June 2022	2	Short	(279,919)	(282,656)	(2,737)
Total Unrealized Depreciation on Open Futures Contracts						$(16,662)

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$6,427,582	$–	$6,427,582
Floating Rate Loans
Real Estate Investment Trusts	–	–	29,850	29,850
Remaining Industries	–	864,514	–	864,514
Municipal Bonds	–	36,932	–	36,932
U.S. Treasury Obligations	–	26,493	–	26,493
Short-Term Investments
Repurchase Agreements	–	328,108	–	328,108
Total	$–	$7,683,629	$29,850	$7,713,479
Other Financial Instruments
Futures Contracts
Assets	$16,016	$–	$–	$16,016
Liabilities	(16,662)	–	–	(16,662)
Total	$(646)	$–	$–	$(646)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.36%

ASSET-BACKED SECURITIES 0.34%

Other
AMMC CLO Ltd. 2021-24A D†	3.635% (3 Mo. LIBOR + 3.40%)	#	1/20/2035	$10,000,000	$10,001,112
CIFC Funding II Ltd. 2020-2A DR	3.304%		10/20/2034	4,000,000	3,977,933
CIFC Funding Ltd. 2019-1A DR†	3.354% (3 Mo. LIBOR + 3.10%)	#	4/20/2032	2,000,000	2,004,420
Eaton Vance CLO Ltd. 2020-1A DR	3.341%		10/15/2034	3,000,000	2,934,462
Octagon 56 Ltd. 2021-1A D	3.322%		10/15/2034	6,500,000	6,477,334
Signal Peak CLO Ltd. 2018-5A E†	5.908% (3 Mo. LIBOR + 5.65%)	#	4/25/2031	1,050,000	1,019,176
THL Credit Wind River CLO Ltd. 2018-3A D†	3.204% (3 Mo. LIBOR + 2.95%)	#	1/20/2031	1,735,765	1,709,129
Total Asset-Backed Securities (cost $28,142,440)					28,123,566

				Shares

COMMON STOCKS 0.64%

Electric-Generation 0.01%
Frontera Generation				209,679	629,037

Machinery 0.11%
TNT Crane & Rigging, Inc.				528,781	9,187,570

Media 0.06%
iHeartMedia, Inc. Class A*				250,448	5,372,110

Miscellaneous Financials 0.22%
UTEX Industries, Inc.				297,535	18,149,635

Specialty Retail 0.21%
Chinos Intermediate				1,168,678	17,091,916
Chinos Intermediate				147,340	712,168
Total					17,804,084

Transportation Infrastructure 0.03%
ACBL Holdings Corp.				95,210	2,451,657
Total Common Stocks (cost $42,439,686)					53,594,093

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CONVERTIBLE BONDS 0.25%

Airlines 0.08%
JetBlue Airways Corp.†	0.50%	4/1/2026	$6,912,000	$6,670,080

Commercial Services 0.10%
Chegg, Inc.	Zero Coupon	9/1/2026	9,487,000	7,779,340

Internet 0.07%
RealReal, Inc. (The)†	1.00%	3/1/2028	7,863,000	5,987,884
Total Convertible Bonds (cost $21,608,599)				20,437,304

CORPORATE BONDS 9.34%

Advertising 0.16%
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	1,910,000	1,997,860
Midas OpCo Holdings LLC†	5.625%	8/15/2029	11,152,000	10,943,012
Total				12,940,872

Auto Parts & Equipment 0.04%
Dornoch Debt Merger Sub, Inc.†	6.625%	10/15/2029	3,356,000	3,116,885

Beverages 0.10%
Triton Water Holdings, Inc.†	6.25%	4/1/2029	8,624,000	7,961,591

Building Materials 0.20%
Eco Material Technologies, Inc.†	7.875%	1/31/2027	9,796,000	9,918,156
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030	7,163,000	6,839,268
Total				16,757,424

Chemicals 0.37%
ASP Unifrax Holdings, Inc.†	7.50%	9/30/2029	5,741,000	5,248,106
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028	12,745,000	12,838,740
EverArc Escrow Sarl (Luxembourg)†(a)	5.00%	10/30/2029	7,149,000	6,623,942
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029	6,503,000	6,194,140
Total				30,904,928

Coal 0.20%
SunCoke Energy, Inc.†	4.875%	6/30/2029	7,115,000	6,835,665
Warrior Met Coal, Inc.†	7.875%	12/1/2028	9,176,000	9,601,032
Total				16,436,697

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Commercial Services 0.47%
Ahern Rentals, Inc.†	7.375%	5/15/2023		$10,203,000	$9,233,715
Alta Equipment Group, Inc.†	5.625%	4/15/2026		7,344,000	7,314,881
Metis Merger Sub LLC†	6.50%	5/15/2029		9,240,000	8,605,027
Team Health Holdings, Inc.†	6.375%	2/1/2025		4,297,000	3,904,641
ZipRecruiter, Inc.†	5.00%	1/15/2030		9,818,000	9,681,137
Total					38,739,401

Computers 0.25%
Ahead DB Holdings LLC†	6.625%	5/1/2028		9,064,000	8,530,266
Condor Merger Sub, Inc.†	7.375%	2/15/2030		13,105,000	12,615,922
Total					21,146,188

Distribution/Wholesale 0.13%
Resideo Funding, Inc.†	4.00%	9/1/2029		12,080,000	10,881,785

Diversified Financial Services 1.10%
Asteroid Private Merger Sub, Inc.†	8.50%	11/15/2029		9,774,000	9,464,213
Coinbase Global, Inc.†	3.375%	10/1/2028		14,042,000	12,821,399
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(a)	6.50%	9/15/2024		15,714,212	14,483,833
Jefferson Capital Holdings LLC†	6.00%	8/15/2026		9,237,000	8,904,376
Jerrold Finco plc†(b)	5.25%	1/15/2027	GBP	4,489,000	5,871,445
LFS Topco LLC†	5.875%	10/15/2026		$8,764,000	8,764,789
Midcap Financial Issuer Trust†	6.50%	5/1/2028		7,347,000	7,183,456
PHH Mortgage Corp.†	7.875%	3/15/2026		5,747,000	5,606,199
PRA Group, Inc.†	5.00%	10/1/2029		8,240,000	8,006,684	(c)
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(a)	6.375%	2/1/2030		11,052,000	10,538,303
Total					91,644,697

Electric 0.04%
Talen Energy Supply LLC	6.50%	6/1/2025		7,270,000	2,992,586

Energy-Alternate Sources 0.19%
Sunnova Energy Corp.†	5.875%	9/1/2026		9,064,000	8,311,099
TerraForm Power Operating LLC†	4.75%	1/15/2030		7,583,000	7,455,188
Total					15,766,287

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment 0.65%
Affinity Gaming†	6.875%	12/15/2027		$8,939,000	$8,816,312
ASR Media and Sponsorship SpA(b)	5.125%	8/1/2024	EUR	9,828,205	10,500,561
Cinemark USA, Inc.†	5.25%	7/15/2028		$9,000,000	8,595,000
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		6,683,000	6,715,947
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		10,027,000	10,139,302
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc†	8.50%	11/15/2027		8,269,000	9,166,931
Total					53,934,053

Environmental Control 0.07%
Madison IAQ LLC†	5.875%	6/30/2029		6,007,000	5,459,011

Health Care-Services 0.12%
Global Medical Response, Inc.†	6.50%	10/1/2025		10,390,000	10,205,422

Housewares 0.13%
SWF Escrow Issuer Corp.†	6.50%	10/1/2029		11,965,000	10,746,843

Insurance 0.10%
Ardonagh Midco 2 plc PIK 12.75% (United Kingdom)†(a)	11.50%	1/15/2027		7,455,272	7,942,143

Internet 0.16%
Millennium Escrow Corp.†	6.625%	8/1/2026		13,546,000	13,122,010

Investment Companies 0.12%
Hightower Holding LLC†	6.75%	4/15/2029		10,377,000	10,401,127

Iron-Steel 0.13%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026		6,442,000	6,618,768
TMS International Corp/DE†	6.25%	4/15/2029		4,298,000	4,138,050
Total					10,756,818

Leisure Time 0.26%
Deuce Finco plc†(b)	5.50%	6/15/2027	GBP	4,542,000	5,858,998
Lindblad Expeditions LLC†	6.75%	2/15/2027		$12,228,000	12,303,508
NCL Corp. Ltd.†	3.625%	12/15/2024		4,071,000	3,821,712
Total					21,984,218

Lodging 0.09%
Full House Resorts, Inc.†	8.25%	2/15/2028		7,576,000	7,607,327

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Media 0.08%
Urban One, Inc.†	7.375%	2/1/2028		$7,004,000	$6,977,490

Mining 0.00%
Mirabela Nickel Ltd.	1.00%	9/10/2044		51,005	5	(d)

Miscellaneous Manufacturing 0.15%
LSB Industries, Inc.†	6.25%	10/15/2028		12,373,000	12,448,661

Oil & Gas 1.73%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026		8,535,000	9,050,172
Berry Petroleum Co. LLC†	7.00%	2/15/2026		9,282,000	9,153,259
California Resources Corp.†	7.125%	2/1/2026		12,117,000	12,615,736
Callon Petroleum Co.†	8.00%	8/1/2028		9,920,000	10,328,853
Centennial Resource Production LLC†	6.875%	4/1/2027		5,947,000	5,932,311
CNX Resources Corp.†	6.00%	1/15/2029		9,500,000	9,716,600
Colgate Energy Partners III LLC†	7.75%	2/15/2026		7,268,000	7,838,829
Comstock Resources, Inc.†	5.875%	1/15/2030		1,916,000	1,856,029
Comstock Resources, Inc.†	6.75%	3/1/2029		6,350,000	6,469,221
Crescent Energy Finance LLC†	7.25%	5/1/2026		13,006,000	12,990,523
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028		9,648,000	9,788,523
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029		8,080,000	8,134,499
Laredo Petroleum, Inc.	9.50%	1/15/2025		12,013,000	12,380,898
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029		6,237,000	6,268,528
Range Resources Corp.†	4.75%	2/15/2030		6,463,000	6,335,033
Rockcliff Energy II LLC†	5.50%	10/15/2029		9,971,000	9,898,361
SM Energy Co.	6.50%	7/15/2028		4,603,000	4,723,668
Total					143,481,043

Oil & Gas Services 0.08%
Welltec International ApS (Denmark)†(a)	8.25%	10/15/2026		5,296,000	5,430,413
Welltec International ApS (Denmark)(a)	8.25%	10/15/2026		1,243,000	1,274,547
Total					6,704,960

Real Estate 0.33%
Hunt Cos., Inc.†	5.25%	4/15/2029		11,978,000	11,483,758
Kennedy-Wilson, Inc.	4.75%	3/1/2029		4,807,000	4,704,851
Kennedy-Wilson, Inc.	4.75%	2/1/2030		1,923,000	1,842,484
Signa Development Finance SCS†(b)	5.50%	7/23/2026	EUR	7,100,000	7,075,743
Signa Development Finance SCS(b)	5.50%	7/23/2026	EUR	2,300,000	2,292,142
Total					27,398,978

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS 0.27%
Blackstone Mortgage Trust, Inc.†	3.75%	1/15/2027		$9,228,000	$8,733,610
Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		13,847,000	13,508,371
Total					22,241,981

Retail 0.82%
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		9,592,000	8,029,607
LBM Acquisition LLC†	6.25%	1/15/2029		10,686,000	9,920,081
Maxeda DIY Holding BV†(b)	5.875%	10/1/2026	EUR	5,942,000	6,438,880
Park River Holdings, Inc.†	6.75%	8/1/2029		$9,396,000	8,647,890
Party City Holdings, Inc.†	6.625%	8/1/2026		5,440,000	4,488,000
Punch Finance plc†(b)	6.125%	6/30/2026	GBP	5,109,000	6,704,813
Punch Finance plc(b)	6.125%	6/30/2026	GBP	3,400,000	4,462,001
SRS Distribution, Inc.†	6.00%	12/1/2029		$8,555,000	8,095,597
Stonegate Pub Co. Financing 2019 plc(b)	8.25%	7/31/2025	GBP	8,328,000	11,434,558
Total					68,221,427

Software 0.33%
Minerva Merger Sub, Inc.†	6.50%	2/15/2030		$28,432,000	27,412,428

Telecommunications 0.11%
Frontier Communications Holdings LLC†	6.00%	1/15/2030		6,592,000	6,153,599
Frontier Communications Holdings LLC†	6.75%	5/1/2029		3,257,000	3,167,433
Total					9,321,032

Transportation 0.25%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		12,075,000	11,504,456
Seaspan Corp. (Hong Kong)†(a)	5.50%	8/1/2029		9,592,000	9,154,030
Total					20,658,486

Trucking & Leasing 0.11%
Fortress Transportation and Infrastructure Investors LLC†	5.50%	5/1/2028		9,230,000	8,831,218
Total Corporate Bonds (cost $804,589,991)					775,146,022

				Shares

EXCHANGE-TRADED FUNDS 1.76%

Financials
Invesco Senior Loan ETF				5,484,959	119,407,557
SPDR Blackstone Senior Loan ETF				587,788	26,503,361
Total Exchange-Traded Funds (cost $147,631,192)					145,910,918

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(e) 79.77%

Aerospace 4.70%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(a)	5.50% (3 Mo. LIBOR + 4.75%)		4/20/2028	$57,801,003	$58,993,149
Air Canada 2021 Term Loan B (Canada)(a)	4.25% (3 Mo. LIBOR + 3.50%)		8/11/2028	15,119,497	15,073,609
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(a)	8.50% (3 Mo. LIBOR + 6.50%)		3/6/2024	7,147,823	7,121,019
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(a)	0.50%		3/6/2025	16,347,611	16,853,406
Amentum Government Services Holdings LLC Term Loan B	3.709% (1 Mo. LIBOR + 3.50%)		1/29/2027	15,385,478	15,302,165
Arcline FM Holdings, LLC 2021 1st Lien Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		6/23/2028	28,094,019	28,006,366
Atlas CC Acquisition Corp Term Loan B	5.00% (3 Mo. LIBOR + 4.25%)		5/25/2028	20,035,872	19,982,677
Atlas CC Acquisition Corp Term Loan C	5.00% (3 Mo. LIBOR + 4.25%)		5/25/2028	4,075,093	4,064,273
Bleriot US Bidco, Inc. 2021 Term Loan B	4.224% (3 Mo. LIBOR + 4.00%)		10/31/2026	9,552,545	9,519,685
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B (Luxembourg)(a)	–	(f)	11/16/2028	21,109,496	21,009,226
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	4.46% (1 Mo. LIBOR + 4.25%)		6/19/2026	14,057,788	13,721,385
Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	8.21% (1 Mo. LIBOR + 8.00%)		6/18/2027	5,291,378	4,869,179
Kestrel Bidco Inc. Term Loan B (Canada)(a)	4.00% (6 Mo. LIBOR + 3.00%)		12/11/2026	7,800,000	7,608,939
KKR Apple Bidco, LLC 2021 Term Loan	3.50% (1 Mo. LIBOR + 3.00%)		9/23/2028	12,436,053	12,344,088
MHI Holdings, LLC Term Loan B	5.209% (1 Mo. LIBOR + 5.00%)		9/21/2026	20,163,871	20,113,462
Mileage Plus Holdings LLC 2020 Term Loan B	6.25% (3 Mo. LIBOR + 5.25%)		6/21/2027	14,278,083	14,951,866
Peraton Corp. 2nd Lien Term Loan B1	8.50% (1 Mo. LIBOR + 7.75%)		2/1/2029	9,344,507	9,465,191

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Aerospace (continued)
Peraton Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)	2/1/2028	$43,976,062	$43,792,902
Spirit Aerosystems, Inc. 2021 Term Loan B	4.25% (1 Mo. LIBOR + 3.75%)	1/15/2025	10,332,076	10,314,563
United Airlines, Inc. 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)	4/21/2028	27,832,015	27,750,745
WP CPP Holdings, LLC 2018 2nd Lien Term Loan	8.75% (3 Mo. LIBOR + 7.75%)	4/30/2026	4,806,117	4,729,507
WP CPP Holdings, LLC 2018 Term Loan	4.75% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)	4/30/2025	25,515,361	24,614,286
Total				390,201,688

Automotive 1.42%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)	3/3/2028	11,055,869	10,893,513
Autokiniton US Holdings, Inc. 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.50%)	4/6/2028	7,615,743	7,583,377
Avis Budget Car Rental, LLC 2020 Term Loan B	1.96% (1 Mo. LIBOR + 1.75%)	8/6/2027	20,234,873	19,975,664
Belron Finance US LLC 2018 Term Loan B	2.688% (3 Mo. LIBOR + 2.25%)	11/13/2025	12,180,038	12,065,911
Belron Finance US LLC 2019 USD Term Loan B3	2.563% (3 Mo. LIBOR + 2.25%)	10/30/2026	7,039,119	6,964,363
Belron Finance US LLC 2021 USD Term Loan B	3.25% (3 Mo. LIBOR + 2.75%)	4/13/2028	6,745,369	6,710,596
Chassix Inc. 2017 1st Lien Term Loan	6.50% - 7.75% (Prime Rate + 4.50%) (6 Mo. LIBOR + 5.50%)	11/15/2023	14,042,554	12,576,862
DexKo Global Inc. 2021 USD Delayed Draw Term Loan(g)	1.875% - 4.25% (3 Mo. LIBOR + 1.88%) (3 Mo. LIBOR + 3.75%)	10/4/2028	2,954,770	2,923,996
DexKo Global Inc. 2021 USD Term Loan B	4.25% (3 Mo. LIBOR + 3.75%)	10/4/2028	15,512,541	15,350,978
RVR Dealership Holdings, LLC Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)	2/8/2028	22,947,638	22,660,908
Total				117,706,168

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chemicals 1.30%
Aruba Investments, Inc. 2020 2nd Lien Term Loan	8.50% (6 Mo. LIBOR + 7.75%)		11/24/2028	$3,908,156	$3,908,156
Aruba Investments, Inc. 2020 USD Term Loan	4.50% (6 Mo. LIBOR + 4.00%)		11/24/2027	9,697,229	9,666,925
INEOS Styrolution US Holding LLC 2021 USD Term Loan B	3.25% (1 Mo. LIBOR + 2.75%)		1/29/2026	22,964,055	22,748,882
Lonza Group AG USD 1st Lien Term Loan B (Switzerland)(a)	–	(f)	7/3/2028	6,641,228	6,611,641
Lonza Group AG USD Term Loan B (Switzerland)(a)	4.75% (6 Mo. LIBOR + 4.00%)		7/3/2028	4,749,025	4,727,868
LSF11 A5 Holdco LLC Term Loan	4.25% (1 Mo. SOFR + 3.75%)		10/15/2028	9,109,234	9,021,922
PMHC II, Inc. 2022 Term Loan B	–	(f)	2/1/2029	31,399,926	30,994,396
Polar US Borrower, LLC 2018 1st Lien Term Loan	4.85% - 4.99% (1 Mo. LIBOR + 4.75%) (3 Mo. LIBOR + 4.75%)		10/15/2025	12,392,592	12,284,156
Sparta U.S. HoldCo LLC 2021 Term Loan	4.25% (1 Mo. LIBOR + 3.50%)		8/2/2028	8,006,483	7,976,459
Total					107,940,405

Consumer Durables 0.30%
19th Holdings Golf, LLC 2022 Term Loan B	3.75% (3 Mo. SOFR + 3.25%)		2/7/2029	11,528,260	11,427,388
Springs Windows Fashions, LLC 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		10/6/2028	13,657,844	13,282,253
Total					24,709,641

Consumer Non-Durables 1.17%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	4.50% (1 Mo. LIBOR + 4.00%) (3 Mo. LIBOR + 4.00%)		7/31/2028	19,077,500	19,003,289
AI Aqua Merger Sub, Inc. 2022 Term Loan B	–	(f)	7/31/2028	15,355,870	15,263,120
Anastasia Parent, LLC 2018 Term Loan B	3.974% (3 Mo. LIBOR + 3.75%)		8/11/2025	22,081,123	19,240,497
Olaplex, Inc 2022 Term Loan	–	(f)	2/23/2029	19,287,054	19,262,945

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Consumer Non-Durables (continued)
Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan	7.25% (3 Mo. LIBOR + 6.75%)		10/1/2029	$16,065,643	$16,025,479
WW International, Inc. 2021 Term Loan B	4.00% (1 Mo. LIBOR + 3.50%)		4/13/2028	9,178,202	8,232,847
Total					97,028,177

Energy 2.03%
AL NGPL Holdings, LLC Term Loan B	4.75% (3 Mo. LIBOR + 3.75%)		4/14/2028	18,546,293	18,476,744
BCP Raptor II, LLC 1st Lien Term Loan	4.959% (1 Mo. LIBOR + 4.75%)		11/3/2025	6,411,665	6,398,970
Brazos Delaware II, LLC Term Loan B	4.162% (1 Mo. LIBOR + 4.00%)		5/21/2025	14,335,258	14,166,819
CQP Holdco LP 2021 Term Loan B	4.25% (3 Mo. LIBOR + 3.75%)		6/5/2028	26,651,871	26,547,129
Freeport LNG Investments, LLLP Term Loan B	4.00% (3 Mo. LIBOR + 3.50%)		12/21/2028	33,685,333	33,415,850
Medallion Midland Acquisition, LLC 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%)		10/18/2028	19,546,714	19,383,890
Oryx Midstream Services Permian Basin LLC Term Loan B	3.75% (3 Mo. LIBOR + 3.25%)		10/5/2028	26,164,684	25,987,157
Southwestern Energy Company 2021 Term Loan	3.00% (3 Mo. SOFR + 2.50%)		6/22/2027	9,895,821	9,871,131
Ulterra Drilling Technologies, LP Term Loan B	5.459% (1 Mo. LIBOR + 5.25%)		11/26/2025	14,817,327	14,181,442
Total					168,429,132

Financial 5.40%
Advisor Group, Inc. 2021 Term Loan	4.709% (1 Mo. LIBOR + 4.50%)		7/31/2026	25,728,466	25,661,058
AllSpring Buyer LLC Term Loan B	3.75% (3 Mo. LIBOR + 3.25%)		11/1/2028	21,091,173	21,040,343
AqGen Island Holdings, Inc. Term Loan	4.00% (3 Mo. LIBOR + 3.50%)		8/2/2028	26,691,929	26,425,010
Aretec Group, Inc. 2018 Term Loan	–	(f)	10/1/2025	14,525,573	14,498,410
Armor Holding II LLC 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.50%)		12/11/2028	19,472,372	19,431,869

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Financial (continued)
Asurion LLC 2021 2nd Lien Term Loan B3	5.459% (1 Mo. LIBOR + 5.25%)		1/31/2028	$25,275,705	$25,029,267
Asurion LLC 2021 Second Lien Term Loan B4	5.459% (1 Mo. LIBOR + 5.25%)		1/20/2029	24,144,063	23,912,642
Claros Mortgage Trust, Inc. 2021 Term Loan B	5.00% (1 Mo. SOFR + 4.50%)		8/9/2026	11,394,813	11,380,570
CoreLogic, Inc. Term Loan	4.00% (1 Mo. LIBOR + 3.50%)		6/2/2028	32,254,082	31,891,224
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	2.959% (1 Mo. LIBOR + 2.75%)		8/21/2025	27,932,577	27,731,882
Edelman Financial Center, LLC 2018 2nd Lien Term Loan	6.959% (1 Mo. LIBOR + 6.75%)		7/20/2026	4,914,527	4,922,218
Edelman Financial Center, LLC 2021 Term Loan B	4.25% (1 Mo. LIBOR + 3.50%)		4/7/2028	34,648,771	34,425,806
HighTower Holdings LLC 2021 Term Loan B	4.255% (3 Mo. LIBOR + 4.00%)		4/21/2028	17,501,311	17,422,555
Hudson River Trading LLC 2021 Term Loan	3.171% (1 Mo. SOFR + 3.00%)		3/20/2028	41,750,567	41,089,447
Jane Street Group, LLC 2021 Term Loan	2.959% (1 Mo. LIBOR + 2.75%)		1/26/2028	40,656,077	40,211,299
Minotaur Acquisition, Inc. Term Loan B	4.959% (1 Mo. LIBOR + 4.75%)		3/27/2026	28,402,451	28,182,332
NEXUS Buyer LLC 2021 Second Lien Term Loan	6.75% (1 Mo. LIBOR + 6.25%)		10/29/2029	14,430,361	14,346,160
OneDigital Borrower LLC 2021 Term Loan	4.75% (1 Mo. SOFR + 4.25%)		11/16/2027	22,694,126	22,609,023
Starwood Property Trust, Inc. 2021 Term Loan B2	–	(f)	7/26/2026	1,347,004	1,345,320
Walker & Dunlop, Inc. 2021 Term Loan	2.75% (3 Mo. SOFR + 2.25%)		12/16/2028	16,630,240	16,567,877
Total					448,124,312

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food/Tobacco 1.04%
1011778 B.C. Unlimited Liability Company Term Loan B4 (Canada)(a)	1.959% (1 Mo. LIBOR + 1.75%)	11/19/2026	$20,986,886	$20,627,486
City Brewing Company, LLC Closing Date Term Loan	4.25% (3 Mo. LIBOR + 3.50%)	4/5/2028	9,456,295	8,959,839
Flynn Restaurant Group LP 1st Lien Term Loan	3.709% (1 Mo. LIBOR + 3.50%)	6/27/2025	3,880,222	3,862,761
Miller’s Ale House, Inc. 2018 Term Loan	4.926% - 7.00% (Prime Rate + 3.75%) (1 Mo. LIBOR + 4.75% )	5/30/2025	10,696,631	10,397,125
NPC International, Inc. 2nd Lien Term Loan(h)	1.00%	4/18/2025	9,531,000	190,620	(i)
Panera Bread Company Term Loan A	2.50% (1 Mo. LIBOR + 2.25%)	7/18/2022	11,863,795	11,740,234
Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 4.00%)	10/2/2028	9,721,989	9,632,595
Proampac PG Borrower LLC 2020 Term Loan	4.50% - 6.00% (Prime Rate + 2.75%) (3 Mo. LIBOR + 3.75%)	11/3/2025	13,586,328	13,511,603
Triton Water Holdings, Inc Term Loan	4.00% (3 Mo. LIBOR + 3.50%)	3/31/2028	7,200,818	7,040,275
Total				85,962,538

Gaming/Leisure 5.80%
AVSC Holding Corp. 2018 2nd Lien Term Loan	8.25% (3 Mo. LIBOR + 7.25%)	9/1/2025	5,525,189	4,433,964
AVSC Holding Corp. 2020 Term Loan B1	0.25% - 4.25% (3 Mo. LIBOR + .25%) (3 Mo. LIBOR + 3.25%)	3/3/2025	15,867,897	14,715,253
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.959% (1 Mo. LIBOR + 2.75%)	12/23/2024	22,178,762	21,984,698
Carnival Corporation 2021 Incremental Term Loan B (Panama)(a)	4.00% (6 Mo. LIBOR + 3.25%)	10/18/2028	15,082,962	14,938,392
Carnival Corporation USD Term Loan B (Panama)(a)	3.75% (3 Mo. LIBOR + 3.00%)	6/30/2025	14,905,547	14,749,038

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gaming/Leisure (continued)
City Football Group Limited Term Loan (United Kingdom)(a)	4.00% (6 Mo. LIBOR + 3.50%)		7/21/2028	$16,414,784	$16,219,858
ECL Entertainment, LLC Term Loan	8.25% (1 Mo. LIBOR + 7.50%)		3/31/2028	8,928,800	9,163,181
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%)		3/8/2024	12,838,038	12,232,275
Equinox Holdings, Inc. 2017 2nd Lien Term Loan	8.00% (3 Mo. LIBOR + 7.00%)		9/6/2024	7,044,482	6,284,136
Equinox Holdings, Inc. 2020 Term Loan B2	10.00% (3 Mo. LIBOR + 9.00%)		3/8/2024	4,655,343	4,725,173
Fertitta Entertainment, LLC 2022 Term Loan B	4.50% (1 Mo. SOFR + 4.00%)		1/27/2029	14,677,299	14,631,432
Hilton Grand Vacations Borrower LLC 2021 Term Loan B	3.50% (1 Mo. LIBOR + 3.00%)		8/2/2028	23,672,333	23,532,785
Kingpin Intermediate Holdings LLC 2018 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%)		7/3/2024	25,453,217	25,367,312
Life Time Fitness Inc. 2017 Term Loan B	–	(f)	6/10/2022	6	6
Life Time Fitness Inc. 2021 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%)		12/16/2024	5,421,517	5,469,931
Lucid Energy Group II Borrower, LLC 2021 Term Loan	5.00% (3 Mo. LIBOR + 4.25%)		11/24/2028	35,129,504	34,983,014
Lucky Bucks, LLC Term Loan	6.25% (1 Mo. LIBOR + 5.50%) (3 Mo. LIBOR + 5.50%)		7/30/2027	23,408,355	22,903,671
NASCAR Holdings, Inc Term Loan B	2.709% (1 Mo. LIBOR + 2.50%)		10/19/2026	17,475,393	17,377,094
PCI Gaming Authority Term Loan	2.709% (1 Mo. LIBOR + 2.50%)		5/29/2026	19,621,733	19,462,307
PUG LLC USD Term Loan	3.709% (1 Mo. LIBOR + 3.50%)		2/12/2027	31,923,188	31,364,533
Raptor Acquisition Corp. 2021 Term Loan (Canada)(a)	4.75% (3 Mo. LIBOR + 4.00%)		11/1/2026	10,497,364	10,473,325
Sabre GLBL Inc. 2018 Term Loan B	–	(f)	2/22/2024	5,625,857	5,554,015
Sabre GLBL Inc. 2021 Term Loan B1	4.00% (1 Mo. LIBOR + 3.50%)		12/17/2027	2,450,933	2,420,909

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Gaming/Leisure (continued)
Sabre GLBL Inc. 2021 Term Loan B2	4.00% (1 Mo. LIBOR + 3.50%)		12/17/2027		$3,906,929	$3,859,069
Scientific Games Holdings LP 2022 USD Term Loan B	–	(f)	2/4/2029		25,420,164	25,293,063
Scientific Games International, Inc. 2018 Term Loan B5	2.959% (1 Mo. LIBOR + 2.75%)		8/14/2024		23,273,418	23,148,440
SeaWorld Parks & Entertainment, Inc. 2021 Term Loan B	–	(f)	8/25/2028		156,064	154,097
Silk Bidco AS EUR Term Loan B(b)	4.00% (6 Mo. EURIBOR + 4.00%)		2/24/2025	EUR	16,869,719	17,589,404
Spectacle Gary Holdings LLC 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.25%)		11/19/2028		$13,138,364	13,094,613
Station Casinos LLC 2020 Term Loan B	–	(f)	2/8/2027		2,682,277	2,650,425
The Enterprise Development Authority Term Loan B	–	(f)	2/28/2028		9,419,954	9,411,146
Twin River Worldwide Holdings, Inc. 2021 Term Loan B	3.75% (6 Mo. LIBOR + 3.25%)		10/2/2028		23,911,326	23,787,346
United PF Holdings, LLC 2019 1st Lien Term Loan	4.224% (3 Mo. LIBOR + 4.00%)		12/30/2026		26,122,852	25,186,870
United PF Holdings, LLC 2019 2nd Lien Term Loan	8.724% (3 Mo. LIBOR + 8.50%)		12/30/2027		4,000,000	3,890,000
Total						481,050,775

Healthcare 14.67%
ADMI Corp. 2021 Incremental Term Loan B3	4.00% (1 Mo. LIBOR + 3.50%)		12/23/2027		4,663,793	4,636,603
ADMI Corp. 2021 Term Loan B2	3.875% (1 Mo. LIBOR + 3.38%)		12/23/2027		28,511,090	28,125,050
AEA International Holdings (Lux) S.a.r.l. Term Loan B (Luxembourg)(a)	4.25% (3 Mo. LIBOR + 3.75%)		9/7/2028		14,346,796	14,328,863
Air Methods Corporation 2017 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)		4/22/2024		6,483,029	6,028,212
Amneal Pharmaceuticals LLC 2018 Term Loan B	3.75% (1 Mo. LIBOR + 3.50%)		5/4/2025		39,008,607	38,345,461
Athenahealth, Inc. 2022 Delayed Draw Term loan(g)	–	(f)	2/15/2029		5,396,100	5,353,605

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Healthcare (continued)
Athenahealth, Inc. 2022 Term Loan B	4.00% (3 Mo. LIBOR + 3.50%)	2/15/2029		$31,836,989	$31,586,272
Bella Holding Company, LLC 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)	5/10/2028		14,817,592	14,674,084
Cano Health LLC 2022 Term Loan	4.508% (6 Mo. SOFR + 4.00%)	11/23/2027		20,733,097	20,568,995
Canopy Growth Corporation Term Loan (Canada)(a)	9.50% (3 Mo. LIBOR + 8.50%)	3/18/2026		8,736,554	8,944,047
CCRR Parent, Inc Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)	3/6/2028		10,671,189	10,631,172
CHG Healthcare Services Inc. 2021 Term Loan	4.00% (3 Mo. LIBOR + 3.50%)	9/29/2028		22,791,665	22,660,841
CNT Holdings I Corp 2020 2nd Lien Term Loan	7.50% (3 Mo. LIBOR + 6.75%)	11/6/2028		5,864,122	5,856,792
CNT Holdings I Corp 2020 Term Loan	4.25% (3 Mo. LIBOR + 3.50%)	11/8/2027		14,545,993	14,495,518
Da Vinci Purchaser Corp. 2019 Term Loan	5.00% (3 Mo. LIBOR + 4.00%)	1/8/2027		26,873,862	26,781,550
Dedalus Finance GmbH 2021 EUR Term Loan B2(b)	3.50% (3 Mo. EURIBOR + 3.50%)	7/17/2027	EUR	17,027,081	18,725,719
Electron BidCo Inc. 2021 Term Loan	3.75% (3 Mo. LIBOR + 3.25%)	11/1/2028		$26,936,670	26,709,459
Emerald TopCo Inc Term Loan	3.709% - 3.80% (1 Mo. LIBOR + 3.50%) (3 Mo. LIBOR + 3.50% )	7/24/2026		22,889,374	22,562,743
eResearchTechnology, Inc. 2020 1st Lien Term Loan	5.50% (1 Mo. LIBOR + 4.50%)	2/4/2027		13,629,044	13,635,177
EyeCare Partners, LLC 2020 Term Loan	3.974% (3 Mo. LIBOR + 3.75%)	2/18/2027		21,718,909	21,539,076
EyeCare Partners, LLC 2021 Delayed Draw Term Loan	4.25% - 6.00% (3 Mo. LIBOR + 2.75%) (3 Mo. LIBOR + 3.75%)	11/15/2028		2,314,933	2,297,860
EyeCare Partners, LLC 2021 Incremental Term Loan	4.25% (3 Mo. LIBOR + 3.75%)	11/15/2028		9,259,721	9,191,431

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Gainwell Acquisition Corp. Term Loan B	4.75% (3 Mo. LIBOR + 4.00%)	10/1/2027	$31,007,645	$30,904,389
Global Medical Response, Inc. 2017 Incremental Term Loan	5.25% (6 Mo. LIBOR + 4.25%)	3/14/2025	1,182,205	1,178,617
Global Medical Response, Inc. 2020 Term Loan B	5.25% (3 Mo. LIBOR + 4.25%)	10/2/2025	20,642,509	20,570,260
Heartland Dental, LLC 2018 1st Lien Term Loan	3.709% (1 Mo. LIBOR + 3.50%)	4/30/2025	5,934,976	5,870,700
Heartland Dental, LLC 2021 Incremental Term Loan	4.162% (1 Mo. LIBOR + 4.00%)	4/30/2025	16,125,702	16,033,383
Horizon Therapeutics USA Inc. 2021 Term Loan B2	2.25% (1 Mo. LIBOR + 1.75%)	3/15/2028	24,600,166	24,308,039
Hunter Holdco 3 Limited USD Term Loan B (United Kingdom)(a)	4.75% (3 Mo. LIBOR + 4.25%)	8/19/2028	18,108,968	18,063,696
ICON Luxembourg S.A.R.L. LUX Term Loan (Luxembourg)(a)	2.75% (3 Mo. LIBOR + 2.25%)	7/3/2028	52,330,235	51,811,643
ICON Luxembourg S.A.R.L. US Term Loan (Luxembourg)(a)	2.75% (3 Mo. LIBOR + 2.25%)	7/3/2028	13,038,109	12,908,902
Insulet Corporation Term Loan B	3.75% (1 Mo. LIBOR + 3.25%)	5/4/2028	10,608,829	10,569,099
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(a)	4.00% (1 Mo. LIBOR + 3.50%)	5/5/2028	33,783,185	33,707,173
LSCS Holdings, Inc. 2021 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.50%)	12/18/2028	23,633,327	23,554,510
Maravai Intermediate Holdings, LLC 2022 Term Loan B	3.137% (3 Mo. LIBOR + 3.00%)	10/19/2027	6,643,819	6,610,634
MDVIP, Inc. 2021 Term Loan	4.25% (1 Mo. LIBOR + 3.75%)	10/16/2028	7,811,247	7,752,663
MED ParentCo LP 1st Lien Term Loan	4.459% (1 Mo. LIBOR + 4.25%)	8/31/2026	22,832,821	22,718,657
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	4.50% (3 Mo. LIBOR + 4.00%)	12/18/2028	24,038,742	23,918,548

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Medical Solutions Holdings, Inc. 2021 2nd Lien Term Loan	7.50% (3 Mo. LIBOR + 7.00%)		11/1/2029	$8,000,000	$7,940,000
Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan(g)	3.50% (3 Mo. LIBOR + 3.50%)		11/1/2028	3,102,874	3,080,766
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.50%)		11/1/2028	16,290,063	16,173,996
Medline Borrower, LP USD Term Loan B	3.75% (1 Mo. LIBOR + 3.25%)		10/23/2028	55,412,316	54,936,047
Napa Management Services Corporation Term Loan B	–	(f)	2/18/2029	19,695,807	19,658,877	(i)
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	8.00% (3 Mo. LIBOR + 7.25%)		3/2/2029	5,832,027	5,839,317
Navicure, Inc. 2019 Term Loan B	4.209% (1 Mo. LIBOR + 4.00%)		10/22/2026	18,283,436	18,237,728
Option Care Health, Inc. 2021 Term Loan B	3.25% (1 Mo. LIBOR + 2.75%)		10/27/2028	10,483,176	10,414,406
Organon & Co USD Term Loan	3.50% (3 Mo. LIBOR + 3.00%)		6/2/2028	25,875,080	25,802,371
Pacific Dental Services,LLC 2021 Term Loan	4.00% (1 Mo. LIBOR + 3.25%)		5/5/2028	12,546,763	12,512,761
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.75%)		11/30/2027	24,187,703	24,100,022
Parexel International Corporation 2021 1st Lien Term Loan	4.00% (1 Mo. LIBOR + 3.50%)		11/15/2028	35,606,599	35,376,580
Pathway Vet Alliance LLC 2021 Term Loan	3.959% (1 Mo. LIBOR + 3.75%)		3/31/2027	23,292,316	23,135,093
Physician Partners LLC Term Loan	4.50% (1 Mo. SOFR + 4.00%)		2/2/2029	16,439,618	16,377,969
Press Ganey Holdings, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)		7/24/2026	2,893,278	2,878,812
Press Ganey Holdings, Inc. 2022 Incremental Term Loan	–	(f)	7/24/2026	6,618,106	6,601,561
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.959% (1 Mo. LIBOR + 3.75%)		11/16/2025	18,633,325	18,461,059

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Revint Intermediate II, LLC 2020 Term Loan B	4.75% (1 Mo. LIBOR + 4.25%)	10/15/2027	$16,146,506	$16,119,541
SCP Eye Care Services, LLC 2021 Delayed Draw Term Loan(g)	4.50% (3 Mo. LIBOR + 4.50%)	3/16/2028	1,492,684	1,481,489
SCP Eye Care Services, LLC 2021 Term Loan	5.25% (6 Mo. LIBOR + 4.50%)	3/16/2028	8,568,550	8,504,285
Select Medical Corporation 2017 Term Loan B	2.46% (1 Mo. LIBOR + 2.25%)	3/6/2025	12,829,129	12,671,395
Sharp Midco LLC 2021 Term Loan B	4.50% (3 Mo. LIBOR + 4.00%)	12/31/2028	6,329,841	6,306,104
Southern Veterinary Partners, LLC Term Loan	5.00% (6 Mo. LIBOR + 4.00%)	10/5/2027	16,417,890	16,392,278
Summit Behavioral Healthcare LLC 1st Lien Term Loan	5.50% (3 Mo. LIBOR + 4.75%)	11/24/2028	19,678,085	19,309,121
Surgery Center Holdings, Inc. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%)	8/31/2026	22,804,113	22,637,187
Team Health Holdings, Inc. 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 2.75%)	2/6/2024	17,095,491	16,386,028
Unified Physician Management, LLC 2020 Term Loan	5.00% (1 Mo. LIBOR + 4.25%)	12/16/2027	13,508,829	13,483,500
Verscend Holding Corp. 2021 Term Loan B	4.209% (1 Mo. LIBOR + 4.00%)	8/27/2025	18,207,614	18,179,211
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.709% (1 Mo. LIBOR + 5.50%)	10/1/2025	23,625,686	23,227,002
Western Dental Services Inc. 2021 Delayed Draw Term Loan(g)	4.50% - 5.25% (3 Mo. LIBOR + 4.50%)	8/18/2028	1,166,929	1,160,803
Western Dental Services Inc. 2021 Term Loan B	5.281% (3 Mo. LIBOR + 4.50%)	8/18/2028	11,435,898	11,375,860
WP CityMD Bidco LLC 2021 1st Lien Term Loan B	3.75% (6 Mo. LIBOR + 3.25%)	12/22/2028	40,933,926	40,672,972
Zelis Healthcare Corporation 2021 Term Loan	3.606% (1 Mo. LIBOR + 3.50%)	9/30/2026	10,494,991	10,384,059
Total				1,217,977,643

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Housing 3.02%
ACProducts, Inc. 2021 Term Loan B	4.75% (6 Mo. LIBOR + 4.25%)		5/17/2028	$29,464,622	$28,094,518
Beacon Roofing Supply, Inc. 2021 Term Loan B	2.459% (1 Mo. LIBOR + 2.25%)		5/19/2028	13,558,335	13,433,124
DiversiTech Holdings, Inc. 2021 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.75%)		12/16/2028	8,019,092	7,963,960
DiversiTech Holdings, Inc. 2021 2nd Lien Term Loan	7.25% (3 Mo. LIBOR + 6.75%)		12/16/2029	9,468,579	9,474,544
Foundation Building Materials Holding Company LLC 2021 Term Loan	3.75% (3 Mo. LIBOR + 3.25%)		2/3/2028	23,305,205	22,899,811
Griffon Corporation Term Loan B	3.267% (3 Mo. SOFR + 2.75%)		1/24/2029	17,623,950	17,540,236
Groupe Solmax Inc. Term Loan (Canada)(a)	5.50% (3 Mo. LIBOR + 4.75%)		5/29/2028	12,575,851	12,560,131
GYP Holdings III Corp. 2021 Term Loan B	2.709% (1 Mo. LIBOR + 2.50%)		6/1/2025	7,806,661	7,748,111
Installed Building Products, Inc. 2021 Term Loan B	2.75% (1 Mo. LIBOR + 2.25%)		12/14/2028	9,261,372	9,250,953
LBM Acquisition LLC Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)		12/17/2027	21,407,994	21,113,741
MI Windows and Doors, LLC 2022 Term Loan	4.00% (1 Mo. SOFR + 3.50%)		12/18/2027	6,028,146	6,017,808
Park River Holdings Inc Term Loan	4.00% (3 Mo. LIBOR + 3.25%)		12/28/2027	17,113,161	16,877,855
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	2.709% (1 Mo. LIBOR + 2.50%)		2/1/2027	7,308,375	7,191,916
Quikrete Holdings, Inc. 2021 Term Loan B1	–	(f)	6/11/2028	28,842,253	28,619,158
Solis IV BV USD Term Loan B1 (Netherlands)(a)	–	(f)	2/25/2029	34,946,270	34,487,775
White Cap Buyer LLC Term Loan B	4.25% (1 Mo. SOFR + 3.75%)		10/19/2027	7,747,839	7,696,394
Total					250,970,035

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology 13.31%
Adevinta ASA USD Term Loan B (Norway)(a)	3.50% (3 Mo. LIBOR + 2.75%)		6/26/2028	$11,668,219	$11,624,463
Altar Bidco, Inc. 2021 2nd Lien Term Loan	6.10% (1 Mo. LIBOR + 5.60%)		2/1/2030	5,036,924	5,057,928
Altar Bidco, Inc. 2021 Term Loan	–	(f)	2/1/2029	17,232,196	17,087,876
AP Core Holdings II, LLC Amortization Term Loan B1	6.25% (1 Mo. LIBOR + 5.50%)		9/1/2027	12,399,515	12,376,266
AP Core Holdings II, LLC High-Yield Term Loan B2	6.25% (1 Mo. LIBOR + 5.50%)		9/1/2027	16,919,622	16,903,802
Apttus Corporation 2021 Term Loan	5.00% (3 Mo. LIBOR + 4.25%)		5/8/2028	17,430,334	17,394,079
Arches Buyer Inc. 2021 Term Loan B	3.75% (1 Mo. LIBOR + 3.25%)		12/6/2027	14,880,997	14,668,050
Ascend Learning, LLC 2021 Term Loan	4.00% (3 Mo. LIBOR + 3.50%)		12/11/2028	21,085,071	20,842,909
Banff Merger Sub Inc 2021 USD Term Loan	3.974% (3 Mo. LIBOR + 3.75%)		10/2/2025	20,129,067	19,926,871
Barracuda Networks, Inc. 2020 2nd Lien Term Loan	7.50% (3 Mo. LIBOR + 6.75%)		10/30/2028	19,252,994	19,289,190
Castle US Holding Corporation USD Term Loan B	3.974% (3 Mo. LIBOR + 3.75%)		1/29/2027	15,528,761	15,227,891
Cloudera, Inc. 2021 Second Lien Term Loan	6.50% (1 Mo. LIBOR + 6.00%)		10/8/2029	10,504,590	10,425,805
Cloudera, Inc. 2021 Term Loan	4.25% (1 Mo. LIBOR + 3.75%)		10/8/2028	25,549,480	25,368,462
ConnectWise, LLC 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.50%)		9/29/2028	17,445,207	17,325,271
Constant Contact Inc Second Lien Term Loan	8.25% (3 Mo. LIBOR + 7.50%)		2/12/2029	8,000,000	7,840,000
Constant Contact Inc Term Loan	4.75% (3 Mo. LIBOR + 4.00%)		2/10/2028	15,027,680	14,905,655
Cornerstone OnDemand, Inc. 2021 Term Loan	4.25% (3 Mo. LIBOR + 3.75%)		10/16/2028	31,690,479	31,452,959
Cyxtera DC Holdings, Inc. Term Loan B	4.00% (6 Mo. LIBOR + 3.00%)		5/1/2024	16,755,181	16,581,681

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
Delta TopCo, Inc. 2020 2nd Lien Term Loan	8.00% (3 Mo. LIBOR + 7.25%)		12/1/2028	$5,428,656	$5,424,150
Delta TopCo, Inc. 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)		12/1/2027	12,931,044	12,858,307
ECI Macola Max Holdings LLC 2020 Term Loan	4.50% (3 Mo. LIBOR + 3.75%)		11/9/2027	12,770,505	12,674,726
Endure Digital Inc. Term Loan	4.25% (3 Mo. LIBOR + 3.50%)		2/10/2028	16,271,704	15,722,534
Ensono, LP 2021 Term Loan	4.75% (1 Mo. LIBOR + 4.00%)		5/19/2028	17,177,024	17,066,576
Epicor Software Corporation 2020 2nd Lien Term Loan	8.75% (1 Mo. LIBOR + 7.75%)		7/31/2028	3,887,953	3,976,404
Epicor Software Corporation 2020 Term Loan	4.00% (1 Mo. LIBOR + 3.25%)		7/30/2027	23,009,630	22,830,845
ETA Australia Holdings III Pty Ltd. Term Loan (Australia)(a)	4.209% (1 Mo. LIBOR + 4.00%)		5/6/2026	15,928,876	15,759,632
Go To Group, Inc. Term Loan B	4.887% (1 Mo. LIBOR + 4.75%)		8/31/2027	20,321,133	20,020,482
Grab Holdings Inc. Term Loan B (Singapore)(a)	5.50% (6 Mo. LIBOR + 4.50%)		1/29/2026	16,305,636	16,234,381
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4	4.75% (1 Mo. LIBOR + 4.00%)		12/1/2027	21,700,561	21,692,857
Imperva, Inc. 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%)		1/12/2026	16,143,359	16,070,230
Imprivata, Inc. Term Loan	4.00% (3 Mo. LIBOR + 3.50%)		12/1/2027	10,861,845	10,826,761
Informatica LLC 2021 USD Term Loan B	3.00% (1 Mo. LIBOR + 2.75%)		10/27/2028	19,084,045	18,905,228
Ingram Micro Inc. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.50%)		6/30/2028	12,751,103	12,708,578
Magenta Buyer LLC 2021 USD 1st Lien
Term Loan	5.75% (3 Mo. LIBOR + 5.00%)		7/27/2028	30,806,116	30,571,220
Magenta Buyer LLC 2021 USD 2nd Lien Term Loan	9.00% (3 Mo. LIBOR + 8.25%)		7/27/2029	10,579,392	10,493,487
McAfee, LLC 2022 USD Term Loan B	–	(f)	2/2/2029	39,577,311	39,099,019

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Information Technology (continued)
MeridianLink, Inc. 2021 Term Loan B	3.50% (3 Mo. LIBOR + 3.00%)		11/10/2028		$20,552,847	$20,355,951
MH Sub I, LLC 2020 Incremental Term Loan	4.75% (1 Mo. LIBOR + 3.75%)		9/13/2024		31,563,477	31,395,718
Perforce Software, Inc. 2020 Term Loan B	3.959% (1 Mo. LIBOR + 3.75%)		7/1/2026		26,272,063	25,979,261
Polaris Newco LLC 2nd Lien Term Loan	9.00% (1 Mo. LIBOR + 8.00%)		6/4/2029		9,469,426	9,540,447
Polaris Newco LLC USD Term Loan B	4.50% (3 Mo. LIBOR + 4.00%)		6/2/2028		27,428,710	27,307,201
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	4.30% (3 Mo. LIBOR + 4.00%)		4/26/2024		12,242,090	12,205,118
Project Boost Purchaser, LLC 2019 Term Loan B	3.709% (1 Mo. LIBOR + 3.50%)		6/1/2026		13,458,832	13,311,054
Proofpoint, Inc. 1st Lien Term Loan	3.758% (3 Mo. LIBOR + 3.25%)		8/31/2028		30,689,789	30,396,395
Proofpoint, Inc. 2nd Lien Term Loan	–	(f)	8/31/2029		6,750,420	6,796,829
Quest Software US Holdings Inc. 2022 Term Loan	4.75% (3 Mo. SOFR + 4.25%)		2/1/2029		31,466,135	31,067,931
RealPage, Inc 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.25%)		4/24/2028		36,725,629	36,386,285
Riverbed Technology, Inc. 2021 PIK Exit Term Loan	–	(f)	12/8/2026		9,585,711	8,835,342
Rocket Software, Inc. 2018 Term Loan	4.459% (1 Mo. LIBOR + 4.25%)		11/28/2025		6,891,916	6,842,088
Rocket Software, Inc. 2021 USD Incremental Term Loan B	4.75% (1 Mo. LIBOR + 4.25%)		11/28/2025		10,574,275	10,485,028
Storable, Inc Term Loan B	3.75% (3 Mo. LIBOR + 3.25%)		4/17/2028		14,780,394	14,660,303
Surf Holdings, LLC USD Term Loan	3.69% (3 Mo. LIBOR + 3.50%)		3/5/2027		29,517,388	29,289,809
Synaptics Incorporated Term Loan B	–	(f)	12/2/2028		15,381,829	15,322,225
team.blue Finco SARL EUR Term Loan(b)	3.75% (3 Mo. EURIBOR + 3.75%)		3/30/2028	EUR	8,941,716	9,845,731
Tenable Holdings, Inc. Term Loan B	3.269% (6 Mo. LIBOR + 2.75%)		7/7/2028		$12,014,303	11,909,178

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
Tibco Software Inc. 2020 Term Loan B3	3.96% (1 Mo. LIBOR + 3.75%)		6/30/2026	$23,617,491	$23,499,522
Toruk AS 2021 USD Term Loan B (Luxembourg)(a)	–	(f)	12/4/2028	19,061,263	18,596,740
Uber Technologies, Inc. 2021 1st Lien Term Loan B	3.709% (1 Mo. LIBOR + 3.50%)		4/4/2025	11,426,590	11,340,033
Ultimate Software Group Inc (The) 2021 Term Loan	3.75% (3 Mo. LIBOR + 3.25%)		5/4/2026	33,458,675	33,281,009
Ultimate Software Group Inc (The) Term Loan B	3.959% (1 Mo. LIBOR + 3.75%)		5/4/2026	11,775,270	11,707,856
Ultimate Software Group, Inc. (The) 2021 2nd Lien Term Loan	5.75% (3 Mo. LIBOR + 5.25%)		5/3/2027	11,055,219	11,050,023
Veritas US Inc. 2021 USD Term Loan B	6.00% (3 Mo. LIBOR + 5.00%)		9/1/2025	13,177,867	13,033,767
Vertiv Group Corporation 2021 Term Loan B	2.857% (1 Mo. LIBOR + 2.75%)		3/2/2027	18,603,634	18,054,827
VS Buyer, LLC Term Loan B	3.209% (1 Mo. LIBOR + 3.00%)		2/28/2027	15,278,852	15,164,261
Total					1,104,894,507

Investments & Miscellaneous Financial Services 0.03%
VFH Parent LLC 2022 Term Loan B	–	(f)	1/13/2029	2,825,985	2,808,323	(i)

Manufacturing 8.81%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	6.50% (3 Mo. SOFR + 6.00%)		12/20/2029	10,409,187	10,474,245
ABG Intermediate Holdings 2 LLC 2021 Delayed Draw Term Loan B2	–	(f)	12/8/2028	21,506,854	21,345,552
AMC Entertainment Holdings, Inc. 2019 Term Loan B	3.125% (1 Mo. LIBOR + 3.00%)		4/22/2026	30,452,491	27,701,565
Array Technologies, Inc. Term Loan B	3.75% (3 Mo. LIBOR + 3.25%)		10/14/2027	10,275,181	10,056,833
ASP Unifrax Holdings Inc. Term Loan B	3.974% (3 Mo. LIBOR + 3.75%)		12/12/2025	16,931,123	16,738,531
Banijay Entertainment S.A.S USD Term Loan (France)(a)	3.857% (1 Mo. LIBOR + 3.75%)		3/1/2025	11,624,537	11,542,177

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Manufacturing (continued)
Bright Bidco B.V. 2018 Term Loan B (Netherlands)(a)	4.50% (6 Mo. LIBOR + 3.50%)		6/30/2024		$8,025,541	$6,089,379
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(b)	–	(f)	1/19/2029	EUR	15,912,416	17,678,272
Chamberlain Group Inc Term Loan B	4.00% (1 Mo. LIBOR + 3.50%)		11/3/2028		$11,670,962	11,582,204
Cinemark USA, Inc. 2018 Term Loan B	1.86% (1 Mo. LIBOR + 1.75%)		3/31/2025		8,459,488	8,242,714
Clear Channel Outdoor Holdings, Inc. Term Loan B	3.709% - 3.80% (1 Mo. LIBOR + 3.50%) (3 Mo. LIBOR + 3.50%)		8/21/2026		32,156,034	31,604,558
CMBF LLC Delayed Draw Term Loan	6.50% (3 Mo. LIBOR + 6.00%)		8/2/2028		957,581	944,414
CMBF LLC Term Loan	6.50% (1 Mo. LIBOR + 6.00%)		8/2/2028		3,217,501	3,173,260
Consolidated Communications, Inc. 2021 Term Loan B	4.25% (1 Mo. LIBOR + 3.50%)		10/2/2027		12,807,408	12,667,359
CSC Holdings, LLC 2017 Term Loan B1	2.441% (1 Mo. LIBOR + 2.25%)		7/17/2025		20,560,827	19,984,096
CSC Holdings, LLC 2018 Incremental Term Loan	2.441% (1 Mo. LIBOR + 2.25%)		1/15/2026		2,366,104	2,299,806
Deliver Buyer, Inc. Term Loan B	5.224% (3 Mo. LIBOR + 5.00%)		5/1/2024		10,353,502	10,308,258
DirecTV Financing, LLC Term Loan	5.75% (3 Mo. LIBOR + 5.00%)		8/2/2027		25,868,050	25,838,172
DiversiTech Holdings, Inc. 2021 Delayed Draw Term Loan(g)	–	(f)	12/16/2028		2,019,122	2,005,241
Dotdash Meredith Inc Term Loan B	4.50% (3 Mo. SOFR + 4.00%)		12/1/2028		25,806,448	25,709,803
E.W. Scripps Company (The) 2019 Term Loan B2	3.313% (1 Mo. LIBOR + 2.56%)		5/1/2026		21,092,708	20,901,608
Electrical Components International, Inc. 2018 1st Lien Term Loan	4.459% (1 Mo. LIBOR + 4.25%)		6/26/2025		1	1
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	7.25% (3 Mo. LIBOR + 6.50%)		5/21/2029		4,633,427	4,648,880

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Manufacturing (continued)
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan	4.50% (3 Mo. LIBOR + 3.75%)		5/19/2028	$12,606,387	$12,583,885
Esdec Solar Group B.V. Term Loan B (Netherlands)(a)	5.75% (6 Mo. LIBOR + 5.00%)		8/30/2028	17,924,472	17,834,849
Frontier Communications Corp. 2021 DIP Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)		5/1/2028	7,464,131	7,424,497
Gray Television, Inc. 2018 Term Loan C	2.606% (1 Mo. LIBOR + 2.50%)		1/2/2026	21,732,199	21,525,852
Gray Television, Inc. 2021 Term Loan D	3.106% (1 Mo. LIBOR + 3.00%)		12/1/2028	21,122,482	21,001,767
iHeartCommunications, Inc. 2020 Term Loan	3.209% (1 Mo. LIBOR + 3.00%)		5/1/2026	14,117,798	13,980,431
II-VI Incorporated 2021 Term Loan B	–	(f)	12/1/2028	33,406,455	33,135,195
Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B (Luxembourg)(a)	–	(f)	2/1/2029	15,607,568	15,412,473
Madison IAQ LLC Term Loan	3.75% (6 Mo. LIBOR + 3.25%)		6/21/2028	17,386,237	17,143,091
MJH Healthcare Holdings, LLC 2021 Term Loan B	3.68% (3 Mo. SOFR + 3.60%)		1/28/2029	14,386,884	14,296,966
Nexstar Broadcasting, Inc. 2019 Term Loan B4	2.606% (1 Mo. LIBOR + 2.50%)		9/18/2026	32,952,624	32,824,439
Outfront Media Capital LLC 2019 Term Loan B	–	(f)	11/18/2026	6,620,864	6,519,068
Playtika Holding Corp 2021 Term Loan	2.959% (1 Mo. LIBOR + 2.75%)		3/13/2028	33,501,468	33,219,889
Refficiency Holdings LLC 2021 Delayed Draw Term Loan(g)	3.75% - 4.50% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)		12/16/2027	3,212,677	3,205,641
Tiger Acquisition, LLC 2021 Term Loan	3.758% (3 Mo. LIBOR + 3.25%)		6/1/2028	19,916,777	19,414,775
Univision Communications Inc. 2022 Term Loan B	4.00% (1 Mo. LIBOR + 3.25%)		1/31/2029	35,535,840	35,255,462
Vertical US Newco Inc Term Loan B	4.00% (6 Mo. LIBOR + 3.50%)		7/30/2027	21,717,646	21,601,239

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Manufacturing (continued)
Virgin Media Bristol LLC USD Term Loan N	2.691% (1 Mo. LIBOR + 2.50%)		1/31/2028		$56,542,603	$55,708,600
Vue International Bidco p.l.c. 2019 EUR Term Loan B(b)	4.75% (6 Mo.
	EURIBOR + 4.75%)		7/3/2026	EUR	12,196,000	12,754,176
Watlow Electric Manufacturing Company Term Loan B	4.25% (3 Mo. LIBOR + 3.75%)		3/2/2028		$8,287,812	8,218,733
WideOpenWest Finance LLC 2021 Term Loan B	3.50% (3 Mo. SOFR + 3.00%)		12/20/2028		11,633,555	11,559,973
Windstream Services, LLC 2020 Exit Term Loan B	7.25% (1 Mo. LIBOR + 6.25%)		9/21/2027		7,708,069	7,705,641
Zurn Holdings, Inc. 2021 Term Loan B	2.75% (1 Mo. LIBOR + 2.25%)		10/4/2028		7,749,923	7,735,392
Total						731,598,962

Metals/Minerals 0.73%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%)		6/14/2024		10,933,543	10,929,005
Grinding Media Inc. 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%)		10/12/2028		24,720,068	24,472,867
Peabody Energy Corporation 2018 Term Loan	2.959% (1 Mo. LIBOR + 2.75%)		3/31/2025		16,071,199	15,344,299
SCIH Salt Holdings Inc. 2021 Incremental Term Loan B	–	(f)	3/16/2027		9,610,778	9,479,831
Total						60,226,002

Retail 3.58%
ABG Intermediate Holdings 2 LLC 2021 Delayed Draw Term Loan B3(g)	–	(f)	12/20/2029		3,373,624	3,348,322
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1	–	(f)	12/21/2028		3,373,624	3,348,322
Academy, Ltd. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%)		11/5/2027		5,062,901	5,061,306
Amer Sports Oyj EUR Term Loan B(b)	4.50% (3 Mo. EURIBOR + 4.50%)		3/30/2026	EUR	10,770,931	12,026,542
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(a)	3.75% (6 Mo. LIBOR + 3.25%)		4/28/2028		$14,883,250	14,764,184

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail (continued)
Canada Goose Inc. 2021 Term Loan (Canada)(a)	4.25% (3 Mo. LIBOR + 3.50%)	10/7/2027	$9,841,919	$9,802,945
Chinos Intermediate Holdings A, Inc. Exit Term Loan	9.00% (3 Mo. LIBOR + 8.00%)	9/10/2027	3,657,047	3,893,219
Crocs Inc Term Loan B	4.199% (3 Mo. SOFR + 3.50%)	2/17/2029	29,857,363	29,561,477
Evergreen Acqco 1 LP 2021 USD Term Loan	6.25% (3 Mo. LIBOR + 5.50%)	4/26/2028	13,472,680	13,405,316
Great Outdoors Group, LLC 2021 Term Loan B1	4.50% (3 Mo. LIBOR + 3.75%)	3/6/2028	17,470,602	17,409,455
Harbor Freight Tools USA, Inc. 2021 Term Loan B	3.25% (1 Mo. LIBOR + 2.75%)	10/19/2027	24,575,632	24,216,705
Leslie’s Poolmart, Inc. 2021 Term Loan B	3.019% (3 Mo. LIBOR + 2.50%)	3/9/2028	10,568,718	10,447,971
New Era Cap Co., Inc. 2022 Term Loan B	6.75% (6 Mo. LIBOR + 6.00%)	7/13/2027	14,238,230	14,256,028
Petco Health and Wellness Company, Inc. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%)	3/3/2028	17,154,775	17,065,827
PetSmart, Inc. 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)	2/11/2028	21,894,157	21,814,353
Restoration Hardware, Inc. Term Loan B	3.00% (3 Mo. LIBOR + 2.50%)	10/20/2028	29,757,826	29,497,446
Staples, Inc. 7 Year Term Loan	5.317% (3 Mo. LIBOR + 5.00%)	4/16/2026	13,907,739	13,242,810
Sweetwater Borrower, LLC Term Loan B	5.50% (1 Mo. LIBOR + 4.75%)	8/7/2028	9,399,008	9,328,516
Torrid LLC 2021 Term Loan B	6.25% (3 Mo. LIBOR + 5.50%)	5/19/2028	25,678,674	25,293,494
Tory Burch LLC Term Loan B	3.50% (1 Mo. LIBOR + 3.00%)	4/16/2028	19,749,539	19,519,161
Total				297,303,399

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Service 8.51%
Aegion Corporation Term Loan	5.50% (3 Mo. LIBOR + 4.75%)	5/17/2028		$12,105,984	$12,136,249
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%)	12/1/2023		10,070,531	9,586,642
Amentum Government Services Holdings LLC 2022 Term Loan	4.50% (3 Mo. SOFR + 4.00%)	2/15/2029		23,833,890	23,729,736
APFS Staffing Holdings, Inc. 2021 Term Loan	4.75% (1 Mo. LIBOR + 4.25%)	12/29/2028		16,071,485	15,997,797
APi Group DE, Inc. 2021 Incremental Term Loan B	2.959% (1 Mo. LIBOR + 2.75%)	1/3/2029		18,049,475	17,972,133
AppLovin Corporation 2018 Term Loan B	3.459% (1 Mo. LIBOR + 3.25%)	8/15/2025		8,972,339	8,926,804
AppLovin Corporation 2021 Term Loan B	3.50% (1 Mo. LIBOR + 3.00%)	10/25/2028		26,665,923	26,471,528
Astra Acquisition Corp. 2021 1st Lien Term Loan	5.75% (1 Mo. LIBOR + 5.25%)	10/25/2028		27,506,616	26,956,483
BCP V Modular Services Holdings IV Limited EUR Term Loan B(b)	4.50% (3 Mo. EURIBOR + 4.50%)	12/13/2028	EUR	17,189,051	18,758,238
Bingo Industries Ltd. Term Loan (Australia)(a)	4.00% (3 Mo. LIBOR + 3.50%)	7/8/2028		$14,295,739	14,206,390
Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan	3.209% (1 Mo. LIBOR + 3.00%)	6/15/2025		6,781,696	6,674,681
Blackhawk Network Holdings, Inc. 2018 2nd Lien Term Loan	7.125% (1 Mo. LIBOR + 7.00%)	6/15/2026		14,701,048	14,627,543
Cengage Learning, Inc. 2021 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%)	7/14/2026		26,443,012	26,439,310
CMI Marketing, Inc. 2021 First Lien Term Loan B	4.75% (1 Mo. LIBOR + 4.25%)	3/23/2028		16,405,192	16,312,995
DTI Holdco, Inc. 2018 Term Loan B	5.75% (1 Mo. LIBOR + 4.75%)	9/30/2023		23,508,405	23,271,323
Dun & Bradstreet Corporation (The) 2022 Incremental Term Loan B2	3.44% (1 Mo. SOFR + 3.25%)	1/18/2029		23,641,491	23,380,489

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service (continued)
Employbridge LLC 2021 Term Loan B	5.50% (3 Mo. LIBOR + 4.75%)		7/14/2028	$31,095,242	$30,839,950
Instructure Holdings, Inc. 2021 Term Loan B	3.269% (3 Mo. LIBOR + 2.75%)		10/30/2028	8,104,773	8,013,594
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%)		2/21/2025	28,775,935	28,132,218
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%)		3/13/2025	18,228,973	17,811,165
Liftoff Mobile Inc Term Loan	–	(f)	3/17/2028	1	1
Magnite Inc Term Loan	5.75% (6 Mo. LIBOR + 5.00%)		4/28/2028	17,490,992	17,490,991
Priority Payment Systems Holdings, LLC 2021 Term Loan	6.75% (1 Mo. LIBOR + 5.75%) (3 Mo. LIBOR + 5.75%)		4/27/2027	16,701,190	16,701,190
Red Planet Borrower, LLC Term Loan B	4.25% (3 Mo. LIBOR + 3.75%)		10/2/2028	34,203,587	33,957,835
Refficiency Holdings LLC 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%)		12/16/2027	16,539,185	16,502,964
Renaissance Holding Corp. 2018 1st Lien Term Loan	3.459% (1 Mo. LIBOR + 3.25%)		5/30/2025	13,970,942	13,793,860
Renaissance Holding Corp. 2018 2nd Lien Term Loan	7.209% (1 Mo. LIBOR + 7.00%)		5/29/2026	11,204,831	11,176,819
Resideo Funding Inc. 2021 Term Loan	2.75% (1 Mo. LIBOR + 2.25%) (3 Mo. LIBOR + 2.25%)		2/11/2028	6,300,088	6,289,599
Service Logic Acquisition, Inc Delayed Draw Term Loan(g)	4.00% (3 Mo. LIBOR + 4.00%)		10/29/2027	610,540	607,487	(i)
Service Logic Acquisition, Inc Term Loan	4.75% (3 Mo. LIBOR + 4.00%)		10/29/2027	7,359,164	7,322,369
Severin Acquisition, LLC 2018 Term Loan B	3.176% (1 Mo. LIBOR + 3.00%)		8/1/2025	20,590,513	20,342,809
Sophia, L.P. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.50%)		10/7/2027	11,804,232	11,705,843
SRS Distribution Inc. 2022 Incremental Term Loan	4.00% (3 Mo. SOFR + 3.50%)		6/2/2028	7,766,484	7,680,703

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service (continued)
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.474% (3 Mo. LIBOR + 4.25%)		7/30/2025	$25,956,904	$25,221,545
Taboola.com Ltd Term Loan B	4.50% (3 Mo. LIBOR + 4.00%)		9/1/2028	17,665,056	17,576,730
Thermostat Purchaser III, Inc. Delayed Draw Term Loan(g)	4.50% (3 Mo. LIBOR + 4.50%)		8/31/2028	1,714,822	1,706,248
Thermostat Purchaser III, Inc. Term Loan	5.25% (1 Mo. LIBOR + 4.50%) (3 Mo. LIBOR + 4.50%)		8/31/2028	8,045,905	8,005,675
Think & Learn Private Limited Term Loan B (India)(a)	6.25% (3 Mo. LIBOR + 5.50%)		11/5/2026	23,076,504	23,127,042
Trans Union, LLC 2021 Term Loan B6	2.50% (1 Mo. LIBOR + 2.00%)		12/1/2028	15,071,761	14,927,299
Vaco Holdings, LLC 2022 Term Loan	5.75% (3 Mo. SOFR + 5.00%)		1/21/2029	17,748,350	17,692,886
Verifone Systems, Inc. 2018 1st Lien Term Loan	4.498% (3 Mo. LIBOR + 4.00%)		8/20/2025	35,593,597	34,995,803
Weld North Education, LLC 2021 Term Loan B	4.25% (1 Mo. LIBOR + 3.75%)		12/21/2027	10,106,912	10,041,621
Yak Access, LLC 2018 1st Lien Term Loan B	5.209% - 5.51% (1 Mo. LIBOR + 5.00%) (3 Mo. LIBOR + 5.00%)		7/11/2025	21,929,431	19,685,502
Total					706,798,089

Software/Services 0.09%
Tempo Acquisition LLC 2022 Term Loan B	–	(f)	8/31/2028	5,493,292	5,452,092
ZoomInfo LLC 2021 Term Loan B	–	(f)	2/2/2026	1,883,990	1,874,570
Total					7,326,662

Telecommunications 2.14%
AIT Worldwide Logistics, Inc 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		4/6/2028	14,541,098	14,459,305
Carriage Purchaser, Inc. 2021 Term Loan B	5.00% (1 Mo. LIBOR + 4.25%)		9/30/2028	9,937,108	9,926,227
CWGS Group, LLC 2021 Term Loan B	3.25% - 3.50% (1 Mo. LIBOR + 2.50%)		6/3/2028	32,878,322	32,463,891

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications (continued)
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	6.988% (3 Mo. LIBOR + 6.75%)	4/10/2026	$28,076,914	$28,117,766
Echo Global Logistics, Inc. Term Loan	4.25% (3 Mo. LIBOR + 3.75%)	11/23/2028	23,990,268	23,813,340
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	4.709% (1 Mo. LIBOR + 4.50%)	2/4/2026	13,790,250	13,744,259
Kenan Advantage Group, Inc. 2021 Term Loan B1	4.50% (3 Mo. LIBOR + 3.75%)	3/24/2026	12,022,014	11,979,936
LaserShip, Inc. 2021 Term Loan	5.25% (3 Mo. LIBOR + 4.50%)	5/7/2028	27,138,723	27,104,800
Truck Hero, Inc. 2021 Term Loan B	4.00% (1 Mo. LIBOR + 3.25%)	1/31/2028	15,891,070	15,640,945
Total				177,250,469

Utility 1.72%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)	12/10/2027	10,268,357	10,186,005
Centuri Group, Inc Term Loan B	3.00% - 3.01% (1 Mo. LIBOR + 2.50%) (3 Mo. LIBOR + 2.50%)	8/27/2028	21,641,894	21,508,904
Edgewater Generation, L.L.C. Term Loan	3.959% (1 Mo. LIBOR + 3.75%)	12/13/2025	7,058,158	6,432,276
EFS Cogen Holdings I LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)	10/1/2027	21,239,037	20,686,822
ExGen Renewables IV, LLC 2020 Term Loan	3.50% (3 Mo. LIBOR + 2.50%)	12/15/2027	11,366,782	11,344,503
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	2.50% (3 Mo. LIBOR + 1.50%)	7/28/2028	2,863,989	1,546,554
Frontera Generation Holdings LLC 2021 Term Loan	14.00% (3 Mo. LIBOR + 13.00%)	7/28/2026	2,958,135	3,106,041
Generation Bridge Acquisition, LLC Term Loan B	5.75% (3 Mo. LIBOR + 5.00%)	12/1/2028	20,891,428	20,904,485
Generation Bridge Acquisition, LLC Term Loan C	5.75% (3 Mo. LIBOR + 5.00%)	12/1/2028	435,238	435,510

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Utility (continued)
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%)	6/3/2024	$15,138,637	$14,696,816
Pacific Gas & Electric Company 2020 Term Loan	3.50% (3 Mo. LIBOR + 3.00%)	6/23/2025	8,083,025	7,949,656
USIC Holdings, Inc. 2021 2nd Lien Term Loan	7.25% (1 Mo. LIBOR + 6.50%)	5/14/2029	6,539,588	6,527,359
USIC Holdings, Inc. 2021 Term Loan	4.25% (1 Mo. LIBOR + 3.50%)	5/12/2028	17,443,509	17,219,970
Total				142,544,901
Total Floating Rate Loans (cost $6,647,889,094)				6,620,851,828

	Dividend Rate		Shares

PREFERRED STOCKS 0.26%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon		354,270	9,122,453
ACBL Holdings Corp. Series B	Zero Coupon		444,753	12,230,707
Total Preferred Stocks (cost $19,975,575)				21,353,160

	Exercise Price	Expiration Date

WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$ 4.00	10/16/2025	12,651	25,302

Miscellaneous Financials 0.00%
UTEX Industries, Inc.*	$ 114.76	12/3/2025	57,340	354,935
Total Warrants (cost $136,614)				380,237
Total Long-Term Investments (cost $7,712,413,191)				7,665,797,128

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 13.15%

REPURCHASE AGREEMENTS 13.15%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $284,284,400 of U.S. Treasury Inflation Indexed Note at 0.375% due 07/15/2025;, $110,401,900 of U.S. Treasury Note at 0.25% due 07/31/2025; $571,752,300 of U.S. Treasury Inflation Indexed Note at 0.125% due 04/15/2025; value: $1,113,601,635; proceeds: $1,091,766,234 (cost $1,091,766,234)	$1,091,766,234	$1,091,766,234
Total Investments in Securities 105.51% (cost $8,804,179,425)		8,757,563,362
Less Unfunded Loan Commitments (0.26%) (cost $21,769,430)		(21,659,132)
Net Investments in Securities 105.25% (cost $8,782,409,995)		8,735,904,230
Other Assets and Liabilities – Net(j) (5.25)%		(435,639,183)
Net Assets 100.00%		$8,300,265,047

EUR	Euro.
GBP	British Pound.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2022, the total value of Rule 144A securities was $745,929,522, which represents 8.99% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2022.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2022.
(f)	Interest rate to be determined.
(g)	Security partially/fully unfunded.
(h)	Defaulted (non-income producing security).
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Centrally Cleared Interest Rate Swap Contracts at February 28, 2022:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	1.225%	12-Month USD SOFR Index	1/15/2030	$12,445,000	$ 368,801
Bank of America(1)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	281,113
Bank of America(1)	1.211%	12-Month USD SOFR Index	9/1/2029	12,080,000	348,611
Bank of America(1)	1.209%	12-Month USD SOFR Index	8/15/2029	11,152,000	319,995
Bank of America(1)	1.209%	12-Month USD SOFR Index	10/1/2029	13,454,000	394,884
Bank of America(1)	1.152%	12-Month USD SOFR Index	10/15/2028	10,098,000	285,587
Bank of America(1)	1.150%	12-Month USD SOFR Index	10/1/2028	14,042,000	396,009
Bank of America(1)	0.493%	3-Month USD LIBOR Index	9/15/2024	21,286,000	655,005
Bank of America(1)	0.451%	3-Month USD LIBOR Index	5/15/2023	20,744,000	210,189
Bank of America(1)	0.184%	3-Month USD FED FUNDS Index	10/21/2025	32,990	1,619
Bank of America(2)	0.051%	3-Month USD FED FUNDS Index	10/21/2022	345,082	1,521
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$3,263,334

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America(1)	3-Month USD SOFR Index	0.049%	10/21/2022	$345,082	$(1,454)
Bank of America(1)	3-Month USD SOFR Index	0.173%	10/21/2025	32,990	(1,613)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(3,067)

LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Central clearinghouse: London Clearing House (LCH).

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 28, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.890%	CPI Urban Consumer NSA	2/28/2032	$83,000,000	$7,288

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Open Total Return Swap Contracts at February 28, 2022:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Value/Unrealized Depreciation
Barclays Capital, Inc.	IBOXX	3 Mo. LIBOR + .00%	270,709	Long	6/20/2022	$50,000,000	$(839,875)
Barclays Capital, Inc.	IBOXX	3 Mo. LIBOR + .00%	259,628	Long	6/20/2022	48,000,000	(852,228)
Barclays Capital, Inc.	IBOXX	3 Mo. LIBOR + .00%	92,091	Long	6/20/2022	17,000,000	(276,503)
Barclays Capital, Inc.	IBOXX	3 Mo. LIBOR + .00%	135,450	Long	6/20/2022	25,000,000	(402,626)
Barclays Capital, Inc.	IBOXX	3 Mo. LIBOR + .00%	70,434	Long	6/20/2022	13,000,000	(209,365)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	195,010	Long	3/20/2022	36,028,081	(496,797)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	558,367	Long	3/20/2022	102,935,066	(1,199,119)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	193,675	Long	3/20/2022	35,781,377	(493,395)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	105,518	Long	3/20/2022	19,557,752	(332,118)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	239,391	Long	3/20/2022	43,999,973	(382,400)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	270,819	Long	6/20/2022	50,000,000	(819,905)
Morgan Stanley	IBOXX	3 Mo. LIBOR + .00%	97,508	Long	6/20/2022	18,000,000	(292,767)
Morgan Stanley	IBOXX	3 Mo. LIBOR + .00%	264,110	Long	6/20/2022	48,807,537	(845,812)
Morgan Stanley	IBOXX	3 Mo. LIBOR + .00%	264,110	Long	6/20/2022	48,807,536	(845,813)
Morgan Stanley	IBOXX	3 Mo. LIBOR + .00%	134,954	Long	6/20/2022	24,966,516	(459,182)
Total						$581,883,838	$(8,747,905)

*	iBoxx Leverage Loan Index

LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

Open Forward Foreign Currency Exchange Contracts at February 28, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	3/7/2022	3,290,000	$ 4,507,570	$ 4,413,691	$93,879
Euro	Sell	Bank of America	3/10/2022	3,593,000	4,070,215	4,029,871	40,344
Euro	Sell	Morgan Stanley	3/10/2022	72,559,000	82,534,919	81,381,415	1,153,504
Euro	Sell	Morgan Stanley	3/10/2022	1,904,000	2,164,278	2,135,506	28,772
Euro	Sell	Morgan Stanley	3/10/2022	6,838,000	7,767,977	7,669,429	98,548
Euro	Sell	State Street Bank and Trust	3/10/2022	1,518,000	1,740,730	1,702,573	38,157
Euro	Sell	State Street Bank and Trust	3/10/2022	2,208,000	2,506,967	2,476,470	30,497
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,483,701

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	3/10/2022	2,330,000	$ 2,626,229	$ 2,613,303	$(12,926)
British pound	Sell	Goldman Sachs	3/7/2022	23,608,000	31,267,025	31,671,254	(404,229)
Euro	Sell	Toronto Dominion Bank	3/10/2022	17,096,000	19,073,318	19,174,694	(101,376)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(518,531)

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2022

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2022	4,193	Short	$(493,203,469)	$(495,953,281)	$(2,749,812)

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$28,123,566	$–	$28,123,566
Common Stocks
Media	5,372,110	–	–	5,372,110
Remaining Industries	–	48,221,983	–	48,221,983
Convertible Bonds	–	20,437,304	–	20,437,304
Corporate Bonds
Diversified Financial Services	–	83,638,013	8,006,684	91,644,697
Mining	–	–	5	5
Remaining Industries	–	683,501,320	–	683,501,320
Exchange-Traded Funds	145,910,918	–	–	145,910,918
Floating Rate Loans
Food/Tobacco	–	85,771,918	190,620	85,962,538
Healthcare	–	1,198,318,766	19,658,877	1,217,977,643
Investments & Miscellaneous Financial Services	–	–	2,808,323	2,808,323
Service	–	706,190,602	607,487	706,798,089
Remaining Industries	–	4,607,305,235	–	4,607,305,235
Less Unfunded Commitments	–	(21,051,645)	(607,487)	(21,659,132)
Preferred Stocks	–	21,353,160	–	21,353,160
Warrants	–	380,237	–	380,237
Short-Term Investments
Repurchase Agreements	–	1,091,766,234	–	1,091,766,234
Total	$151,283,028	$8,553,956,693	$30,664,509	$8,735,904,230

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND February 28, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$3,263,334	$–	$3,263,334
Liabilities	–	(3,067)	–	(3,067)
Centrally Cleared CPI Swap Contracts
Assets	–	7,288	–	7,288
Liabilities	–	–	–	–
Total Return Swap Contracts
Assets	–	–	–	–
Liabilities	–	(8,747,905)	–	(8,747,905)
Forward Foreign Currency Exchange Contracts
Assets	–	1,483,701	–	1,483,701
Liabilities	–	(518,531)	–	(518,531)
Futures Contracts
Assets	–	–	–	–
Liabilities	(2,749,812)	–	–	(2,749,812)
Total	$(2,749,812)	$(4,515,180)	$–	$(7,264,992)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2021	$5	$95,929,131
Accrued Discounts (Premiums)	1,228	546
Realized Gain (Loss)	–	17,087
Change in Unrealized Appreciation (Depreciation)	(145,634)	145,928
Purchases	–	22,303,639
Sales	–	(3,435,083)
Transfers into Level 3	8,151,090	–
Transfers out of Level 3	–	(92,303,428)
Balance as of February 28, 2022	$8,006,689	$22,657,820
Change in unrealized appreciation/ depreciation for the period ended February 28, 2022, related to Level 3 investments held at February 28, 2022	$(145,634)	$163,103

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.01%

ASSET-BACKED SECURITIES 0.68%

Other
AMMC CLO Ltd. 2021 24A E†	6.805% (3 Mo. LIBOR + 6.57%)	#	1/20/2035	$12,000,000	$11,882,775
Perimeter Master Note Business	5.19%		5/15/2027	12,000,000	11,927,868
Perimeter Master Note Business	8.13%		5/15/2027	5,000,000	4,953,485	(a)
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	15,790,000	15,555,328
Total Asset-Backed Securities (cost $44,618,109)					44,319,456

				Shares
COMMON STOCKS 1.42%

Auto Components 0.02%
Chassix Holdings, Inc.				159,596	1,196,970

Chemicals 0.21%
Intrepid Potash, Inc.*				111,572	6,347,331
Mosaic Co. (The)				146,406	7,676,067
Total					14,023,398

Electric-Generation 0.00%
Frontera Generation				87,622	262,866

Electronic Equipment, Instruments & Components 0.10%
Badger Meter, Inc.				64,190	6,381,128

Energy Equipment & Services 0.11%
NOV, Inc.				402,513	6,903,098

Food Products 0.14%
Vita Coco Co., Inc. (The)*(b)				743,218	8,613,897
Vital Farms, Inc.*				38,261	545,219
Total					9,159,116

Hotels, Restaurants & Leisure 0.20%
Dave & Buster’s Entertainment, Inc.*				153,062	6,633,707
Monarch Casino & Resort, Inc.*				85,872	6,689,429
Total					13,323,136

Machinery 0.00%
TNT Crane & Rigging, Inc.				14,844	257,914

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments			Shares		Fair Value
Media 0.11%
Clear Channel Outdoor Holdings, Inc.*				1,848,895	$6,914,867

Miscellaneous Financials 0.05%
UTEX Industries, Inc.				49,219	3,002,359

Oil, Gas & Consumable Fuels 0.31%
Callon Petroleum Co.*				124,307	7,005,943
MEG Energy Corp.*(c)			CAD	528,159	6,896,277
Range Resources Corp.*				290,300	6,662,385
Total					20,564,605

Personal Products 0.11%
Britax Child Safety, Inc.				2,481	–	(d)
Gibson Brands, Inc.				56,761	6,669,418
Revlon, Inc. Class A				701,653	149,164
Total					6,818,582

Specialty Retail 0.05%
Chinos Intermediate				47,809	699,207
Chinos Intermediate				56,246	271,865
Claires Holdings LLC				7,482	2,450,227	(a)
Total					3,421,299

Transportation Infrastructure 0.01%
ACBL Holdings Corp.				22,227	572,345
Total Common Stocks (cost $92,380,696)					92,801,683

	Interest Rate	Maturity Date		Principal Amount

CONVERTIBLE BONDS 0.63%

Airlines 0.10%
JetBlue Airways Corp.†	0.50%	4/1/2026		$6,740,000	6,504,100

Auto Manufacturers 0.11%
Tesla, Inc.	2.00%	5/15/2024		524,000	7,343,231

Media 0.10%
World Wrestling Entertainment, Inc.	3.375%	12/15/2023		2,729,000	6,615,096

Retail 0.21%
Cheesecake Factory, Inc. (The)	0.375%	6/15/2026		7,350,000	6,867,656
Shake Shack, Inc.†	Zero Coupon	3/1/2028		8,135,000	6,752,050
Total					13,619,706

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Software 0.11%
Bill.com Holdings, Inc.†	Zero Coupon	4/1/2027		$7,120,000	$6,942,000
Total Convertible Bonds (cost $42,082,974)					41,024,133

CORPORATE BONDS 86.87%

Advertising 1.00%
Clear Channel Outdoor Holdings, Inc.†	7.50%	6/1/2029		9,687,000	10,078,306
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028		19,127,000	20,006,842
Midas OpCo Holdings LLC†	5.625%	8/15/2029		10,693,000	10,492,613
National CineMedia LLC†	5.875%	4/15/2028		16,685,000	14,826,291
Outfront Media Capital LLC/Outfront Media Capital Corp.†	4.25%	1/15/2029		7,315,000	6,986,081
Summer BC Bidco B LLC†	5.50%	10/31/2026		3,374,000	3,260,246
Total					65,650,379

Aerospace/Defense 1.17%
Bombardier, Inc. (Canada)†(e)	6.00%	2/15/2028		14,916,000	14,263,127
Bombardier, Inc. (Canada)†(e)	7.125%	6/15/2026		22,061,000	22,056,147
TransDigm, Inc.	4.625%	1/15/2029		11,038,000	10,430,137
TransDigm, Inc.	5.50%	11/15/2027		18,986,000	18,931,605
Triumph Group, Inc.	7.75%	8/15/2025		10,986,000	11,038,183
Total					76,719,199

Agriculture 0.17%
Kernel Holding SA (Ukraine)†(e)	6.50%	10/17/2024		4,090,000	1,541,930
Kernel Holding SA (Ukraine)†(e)	6.75%	10/27/2027		2,967,000	1,134,878
MHP Lux SA (Luxembourg)†(e)	6.25%	9/19/2029		18,292,000	8,231,400
Total					10,908,208

Airlines 1.14%
Air Canada (Canada)†(e)	3.875%	8/15/2026		7,212,000	7,012,805
American Airlines Group, Inc.†	3.75%	3/1/2025		17,325,000	16,155,562
American Airlines, Inc.†	11.75%	7/15/2025		16,627,000	20,184,180
Azul Investments LLP†	7.25%	6/15/2026		8,564,000	7,690,857
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		16,231,471	16,453,518
Transportes Aereos Portugueses SA(c)	5.625%	12/2/2024	EUR	6,700,000	7,101,197
Total					74,598,119

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Apparel 0.53%
BK LC Lux Finco1 Sarl(c)	5.25%		4/30/2029		EUR	6,500,000	$7,107,232
Crocs, Inc.†	4.125%		8/15/2031			$7,859,000	6,709,110
Crocs, Inc.†	4.25%		3/15/2029			7,024,000	6,224,283
Kontoor Brands, Inc.†	4.125%		11/15/2029			6,677,000	6,304,490
Levi Strauss & Co.†	3.50%		3/1/2031			8,943,000	8,348,156
Total							34,693,271

Auto Manufacturers 2.12%
Allison Transmission, Inc.†	3.75%		1/30/2031			8,420,000	7,831,189
Aston Martin Capital Holdings Ltd. (Jersey)†(e)	10.50%		11/30/2025			10,635,000	11,130,751
Ford Motor Co.	3.25%		2/12/2032			40,208,000	38,000,983
Ford Motor Co.	4.75%		1/15/2043			30,532,000	29,586,424
Ford Motor Credit Co. LLC	2.90%		2/10/2029			28,299,000	26,473,714
Ford Motor Credit Co. LLC	4.00%		11/13/2030			6,602,000	6,560,275
Jaguar Land Rover Automotive plc (United Kingdom)†(e)	4.50%		10/1/2027			8,919,000	8,217,298
Wabash National Corp.†	4.50%		10/15/2028			11,958,000	11,356,513
Total							139,157,147

Auto Parts & Equipment 0.50%
American Axle & Manufacturing, Inc.	5.00%		10/1/2029			7,588,000	7,207,083
Dornoch Debt Merger Sub, Inc.†	6.625%		10/15/2029			7,575,000	7,035,281
Goodyear Tire & Rubber Co. (The)	4.875%		3/15/2027			7,142,000	7,151,142
Real Hero Merger Sub 2, Inc.†	6.25%		2/1/2029			12,206,000	11,519,107
Total							32,912,613

Banks 1.05%
Credit Suisse Group AG (Switzerland)†(e)	7.25% (USD ICE 5 Yr. Swap rate + 4.33%)	#	–	(f)		10,437,000	10,803,860
Macquarie Bank Ltd. (United Kingdom)†(e)	6.125% (USD 5 Yr. Swap rate + 3.70%)	#	–	(f)		6,521,000	6,591,655
SVB Financial Group	4.25% (5 Yr. Treasury CMT + 3.07%)	#	–	(f)		3,373,000	3,248,621
Synovus Financial Corp.	5.90% (USD 5 Yr. Swap rate + 3.38%)	#	2/7/2029			21,205,000	22,248,980
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%)	#	5/6/2031			14,075,000	14,185,339
Texas Capital Bank NA	5.25%		1/31/2026			10,952,000	11,628,756
Total							68,707,211

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Beverages 0.20%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(e)	5.25%	4/27/2029	$4,948,000	$5,016,035
Triton Water Holdings, Inc.†	6.25%	4/1/2029	9,004,000	8,312,403
Total				13,328,438

Building Materials 0.67%
Builders FirstSource, Inc.†	4.25%	2/1/2032	7,061,000	6,791,270
Eco Material Technologies, Inc.†	7.875%	1/31/2027	7,139,000	7,228,023
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030	6,915,000	6,602,477
SRM Escrow Issuer LLC†	6.00%	11/1/2028	7,171,000	7,176,593
Victors Merger Corp.†	6.375%	5/15/2029	18,437,000	15,994,098
Total				43,792,461

Chemicals 3.07%
Ashland LLC	6.875%	5/15/2043	6,343,000	7,709,155
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028	7,458,000	7,153,564
ASP Unifrax Holdings, Inc.†	7.50%	9/30/2029	11,438,000	10,455,991
Braskem Idesa SAPI (Mexico)†(e)	7.45%	11/15/2029	14,337,000	14,253,487
Chemours Co. (The)	5.375%	5/15/2027	9,094,000	9,139,470
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028	11,291,000	11,374,045
Element Solutions, Inc.†	3.875%	9/1/2028	7,236,000	6,874,272
EverArc Escrow Sarl (Luxembourg)†(e)	5.00%	10/30/2029	7,962,000	7,377,231
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.†	9.00%	7/1/2028	6,660,000	7,052,674
Ingevity Corp.†	3.875%	11/1/2028	9,339,000	8,817,884
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029	11,362,000	10,822,362
Minerals Technologies, Inc.†	5.00%	7/1/2028	8,513,000	8,381,346
NOVA Chemicals Corp. (Canada)†(e)	4.25%	5/15/2029	8,895,000	8,350,275
Olin Corp.	5.00%	2/1/2030	3,176,000	3,205,394
PMHC II, Inc.†	9.00%	2/15/2030	11,632,000	11,335,268
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	3,357,000	3,185,273
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	14,851,000	13,979,469
SPCM SA (France)†(e)	3.375%	3/15/2030	11,055,000	10,024,950
Tianqi Finco Co. Ltd.	3.75%	11/28/2022	14,771,000	14,025,064
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(e)	5.125%	4/1/2029	14,282,000	13,548,905
Valvoline, Inc.†	3.625%	6/15/2031	7,654,000	6,867,666
Valvoline, Inc.†	4.25%	2/15/2030	7,491,000	7,107,461
Total				201,041,206

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Coal 0.91%
Coronado Finance Pty Ltd. (Australia)†(e)	10.75%	5/15/2026		$12,941,000	$13,951,498
Indika Energy Capital IV Pte Ltd. (Singapore)(e)	8.25%	10/22/2025		7,910,000	7,807,368
Peabody Energy Corp.†	6.375%	3/31/2025		17,190,000	17,362,072
SunCoke Energy, Inc.†	4.875%	6/30/2029		12,390,000	11,903,568
Warrior Met Coal, Inc.†	7.875%	12/1/2028		8,207,000	8,587,148
Total					59,611,654

Commercial Services 3.24%
Ahern Rentals, Inc.†	7.375%	5/15/2023		9,694,000	8,773,070
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029		10,630,000	9,899,081
Alta Equipment Group, Inc.†	5.625%	4/15/2026		9,076,000	9,040,014
AMN Healthcare, Inc.†	4.00%	4/15/2029		10,325,000	9,817,217
APi Escrow Corp.†	4.75%	10/15/2029		5,787,000	5,475,544
APi Group DE, Inc.†	4.125%	7/15/2029		7,356,000	6,786,535
Arena Luxembourg Finance Sarl(c)	1.875%	2/1/2028	EUR	9,215,000	8,921,077
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028		$3,874,000	3,685,491
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%	3/1/2029		4,320,000	4,257,122
Hertz Corp. (The)†	4.625%	12/1/2026		7,055,000	6,727,401
Hertz Corp. (The)†	5.00%	12/1/2029		11,482,000	10,724,934
Hertz Corp. (The)	6.00%	1/15/2028		6,517,000	391,020
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		16,843,000	16,522,983
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)†(e)	9.50%	7/10/2036		15,034,000	14,111,063
Metis Merger Sub LLC†	6.50%	5/15/2029		7,478,000	6,964,112
Movida Europe SA (Luxembourg)†(e)	5.25%	2/8/2031		11,889,000	9,950,261
NESCO Holdings II, Inc.†	5.50%	4/15/2029		7,347,000	7,071,818
PeopleCert Wisdom Issuer plc†(c)	5.75%	9/15/2026	EUR	2,753,000	3,090,968
PeopleCert Wisdom Issuer plc(c)	5.75%	9/15/2026	EUR	10,476,000	11,762,069
Port of Newcastle Investments Financing Pty Ltd. (Australia)†(e)	5.90%	11/24/2031		$9,736,000	9,433,502
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027		8,463,000	7,841,621
Sabre GLBL, Inc.†	9.25%	4/15/2025		10,290,000	11,617,925
Square, Inc.†	3.50%	6/1/2031		11,223,000	10,556,129
Team Health Holdings, Inc.†	6.375%	2/1/2025		2,855,000	2,594,310
TransJamaican Highway Ltd. (Jamaica)†(e)	5.75%	10/10/2036		10,484,975	10,293,362
ZipRecruiter, Inc.†	5.00%	1/15/2030		6,191,000	6,104,697
Total					212,413,326

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date			Principal Amount	Fair Value
Computers 0.99%
Ahead DB Holdings LLC†	6.625%		5/1/2028			$7,112,000	$6,693,210
Austin BidCo, Inc.†	7.125%		12/15/2028			8,421,000	8,239,949
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028			854,000	837,381
CA Magnum Holdings (Mauritius)†(e)	5.375%		10/31/2026			6,532,000	6,556,495
Condor Merger Sub, Inc.	7.375%		2/15/2030			14,337,000	13,801,943
Crowdstrike Holdings, Inc.	3.00%		2/15/2029			23,255,000	21,843,305
Science Applications International Corp.†	4.875%		4/1/2028			6,923,000	6,765,156
Total							64,737,439

Distribution/Wholesale 0.64%
BCPE Empire Holdings, Inc.†	7.625%		5/1/2027			8,189,000	7,798,262
H&E Equipment Services, Inc.†	3.875%		12/15/2028			15,068,000	14,119,997
Resideo Funding, Inc.†	4.00%		9/1/2029			14,167,000	12,761,775
Ritchie Bros Holdings, Inc.†	4.75%		12/15/2031			7,152,000	7,117,277
Total							41,797,311

Diversified Financial Services 4.35%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027			8,113,000	8,833,921
AG Issuer LLC†	6.25%		3/1/2028			11,113,000	11,251,912
Air Lease Corp.	4.65% (5 Yr. Treasury CMT + 4.08%)	#	–	(f)		8,408,000	8,029,640
Aircastle Ltd.†	5.25% (5 Yr. Treasury CMT + 4.41%)	#	–	(f)		7,457,000	7,158,720
Ally Financial, Inc.	4.70% (5 Yr. Treasury CMT + 3.87%)	#	–	(f)		5,725,000	5,478,825
Aretec Escrow Issuer, Inc.†	7.50%		4/1/2029			6,694,000	6,640,950
Asteroid Private Merger Sub, Inc.†	8.50%		11/15/2029			11,928,000	11,549,942
Coinbase Global, Inc.†	3.375%		10/1/2028			10,805,000	9,865,775
Coinbase Global, Inc.†	3.625%		10/1/2031			19,744,000	17,424,080
Curo Group Holdings Corp.†	7.50%		8/1/2028			1,405,000	1,249,474
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(e)	6.50%		9/15/2024			11,833,718	10,907,171
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029			9,036,000	8,826,952
Jefferson Capital Holdings LLC†	6.00%		8/15/2026			9,419,000	9,079,822
Jerrold Finco plc†(c)	5.25%		1/15/2027		GBP	5,266,000	6,887,733
Kane Bidco Ltd.(c)	6.50%		2/15/2027		GBP	5,451,000	7,237,273
LFS Topco LLC†	5.875%		10/15/2026			$7,675,000	7,675,691
Midcap Financial Issuer Trust†	5.625%		1/15/2030			7,179,000	6,564,083

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Diversified Financial Services (continued)
Midcap Financial Issuer Trust†	6.50%		5/1/2028		$13,294,000	$12,998,076
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		7,499,000	7,487,751
Navient Corp.	6.125%		3/25/2024		6,806,000	7,018,483
Navient Corp.	6.75%		6/25/2025		25,699,000	26,839,522
Navient Corp.	6.75%		6/15/2026		7,601,000	7,895,577
OneMain Finance Corp.	4.00%		9/15/2030		15,389,000	14,057,851
OneMain Finance Corp.	5.375%		11/15/2029		9,410,000	9,480,575
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		9,413,000	8,884,366
PHH Mortgage Corp.†	7.875%		3/15/2026		12,195,000	11,896,222
PRA Group, Inc.†	5.00%		10/1/2029		7,369,000	7,160,347	(a)
SCF Preferred Equity LLC†	7.50% (5 Yr. Treasury CMT + 6.73%)	#	–	(f)	10,000,000	9,769,564
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(e)	6.375%		2/1/2030		10,275,000	9,797,418
XP, Inc. (Brazil)†(e)	3.25%		7/1/2026		7,512,000	7,027,701
Total						284,975,417

Electric 1.84%
Calpine Corp.†	4.625%		2/1/2029		7,074,000	6,571,392
Calpine Corp.†	5.00%		2/1/2031		9,188,000	8,520,032
Elwood Energy LLC	8.159%		7/5/2026		3,108,963	3,180,531
FirstEnergy Corp.	7.375%		11/15/2031		10,900,000	13,663,586
JSW Hydro Energy Ltd. (India)†(e)	4.125%		5/18/2031		8,409,010	7,782,749
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		7,252,000	7,034,368
Mong Duong Finance Holdings BV (Vietnam)†(e)	5.125%		5/7/2029		12,225,000	10,599,625
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		10,535,000	10,604,900
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		5,340,040	5,650,403
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		13,669,000	13,370,606
Pike Corp.†	5.50%		9/1/2028		18,116,000	17,459,204
Talen Energy Supply LLC	6.50%		6/1/2025		17,841,000	7,343,980
Vistra Corp.†	7.00% (5 Yr. Treasury CMT + 5.74%)	#	–	(f)	9,032,000	8,978,350
Total						120,759,726

Electrical Components & Equipment 0.16%
EnerSys†	4.375%		12/15/2027		10,862,000	10,794,058

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date		Principal Amount	Fair Value
Electronics 0.43%
Atkore, Inc.†	4.25%	6/1/2031		$14,393,000	$13,974,595
II-VI, Inc.†	5.00%	12/15/2029		7,177,000	7,182,096
Imola Merger Corp.†	4.75%	5/15/2029		6,985,000	6,785,648
Total					27,942,339

Energy-Alternate Sources 0.73%
Cullinan Holdco Scsp(c)	4.625%	10/15/2026	EUR	3,241,000	3,428,803
Cullinan Holdco Scsp†(c)	4.625%	10/15/2026	EUR	2,959,000	3,130,463
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(e)	5.625%	11/8/2028		$10,820,000	10,518,447
Investment Energy Resources Ltd.†	6.25%	4/26/2029		8,699,000	9,019,645
TerraForm Power Operating LLC†	4.75%	1/15/2030		11,460,000	11,266,842
TerraForm Power Operating LLC†	5.00%	1/31/2028		7,871,000	7,904,845
YPF Energia Electrica SA (Argentina)†(e)	10.00%	7/25/2026		2,935,000	2,555,563
Total					47,824,608

Engineering & Construction 0.74%
Arcosa, Inc.†	4.375%	4/15/2029		8,502,000	8,070,566
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%	2/1/2026		6,852,000	6,783,891
Dycom Industries, Inc.†	4.50%	4/15/2029		10,867,000	10,478,668
Great Lakes Dredge & Dock Corp.†	5.25%	6/1/2029		6,888,000	6,905,840
IEA Energy Services LLC†	6.625%	8/15/2029		8,965,000	8,309,031
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		8,150,000	7,766,135
Total					48,314,131

Entertainment 4.75%
Affinity Gaming†	6.875%	12/15/2027		12,779,000	12,603,608
AMC Entertainment Holdings, Inc. PIK 12.00%†	10.00%	6/15/2026		13,397,195	12,073,918
ASR Media and Sponsorship SpA(c)	5.125%	8/1/2024	EUR	9,094,226	9,716,369
Boyne USA, Inc.†	4.75%	5/15/2029		$14,272,000	14,042,149
Buena Vista Gaming Authority†	13.00%	4/1/2023		14,440,000	15,557,656
Caesars Entertainment, Inc.†	4.625%	10/15/2029		7,899,000	7,505,274
Caesars Entertainment, Inc.†	8.125%	7/1/2027		6,501,000	7,014,904
Cedar Fair LP	5.25%	7/15/2029		10,715,000	10,715,000
Churchill Downs, Inc.†	4.75%	1/15/2028		12,191,000	11,989,544
Cinemark USA, Inc.†	5.25%	7/15/2028		11,603,000	11,080,865
Empire Resorts, Inc.†	7.75%	11/1/2026		7,566,000	7,561,687
Everi Holdings, Inc.†	5.00%	7/15/2029		7,310,000	7,177,598
International Game Technology plc†	5.25%	1/15/2029		8,996,000	9,187,615
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		12,272,000	12,332,501

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment (continued)
Lions Gate Capital Holdings LLC†	5.50%	4/15/2029		$7,091,000	$6,752,759
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		12,739,000	12,257,848
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		8,549,000	8,410,164
Merlin Entertainments Ltd. (United Kingdom)†(e)	5.75%	6/15/2026		6,691,000	6,949,005
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029		9,607,000	9,378,834
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		19,309,000	19,525,261
Penn National Gaming, Inc.†	4.125%	7/1/2029		14,827,000	13,730,988
Pinewood Finance Co. Ltd.(c)	3.625%	11/15/2027	GBP	5,564,000	7,062,703
Pinewood Finance Co. Ltd.†(c)	3.625%	11/15/2027	GBP	5,640,000	7,159,175
Raptor Acquisition Corp./Raptor Co-Issuer LLC†	4.875%	11/1/2026		$4,929,000	4,767,329
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		10,700,000	9,835,856
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.†	6.625%	3/1/2030		16,575,000	16,487,981
Scientific Games International, Inc.†	7.25%	11/15/2029		7,549,000	8,028,362
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		14,116,000	13,749,690
WMG Acquisition Corp.†	3.00%	2/15/2031		9,413,000	8,526,437
WMG Acquisition Corp.†	3.75%	12/1/2029		10,353,000	9,905,129
Total					311,086,209

Environmental Control 0.21%
Madison IAQ LLC†	5.875%	6/30/2029		14,893,000	13,534,386

Food 1.57%
Agrosuper SA (Chile)†(e)	4.60%	1/20/2032		9,610,000	9,384,790
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		1,842,000	1,716,265
Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023		2,170,000	2,108,524
Bellis Finco plc(c)	4.00%	2/16/2027	GBP	9,100,000	10,893,854
Chobani LLC/hobani Finance Corp., Inc.†	4.625%	11/15/2028		$8,105,000	7,815,084
Ingles Markets, Inc.†	4.00%	6/15/2031		10,986,000	10,615,992
Kraft Heinz Foods Co.	4.375%	6/1/2046		13,581,000	13,937,501
Kraft Heinz Foods Co.	4.875%	10/1/2049		24,462,000	27,122,242
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		5,581,000	5,755,546
Tonon Luxembourg SA PIK 6.50% (Luxembourg)†(e)	6.50%	10/31/2024		1,853,927	278
Ulker Biskuvi Sanayi AS (Turkey)†(e)	6.95%	10/30/2025		14,460,000	13,404,420
Total					102,754,496

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Forest Products & Paper 0.54%
Mercer International, Inc. (Canada)(e)	5.125%	2/1/2029		$10,989,000	$10,762,269
Resolute Forest Products, Inc. (Canada)†(e)	4.875%	3/1/2026		8,309,000	7,906,014
Sylvamo Corp.†	7.00%	9/1/2029		16,871,000	16,934,182
Total					35,602,465

Hand/Machine Tools 0.12%
Sofima Holding SPA†(c)	3.75%	1/15/2028	EUR	7,617,000	8,022,839

Health Care-Products 0.29%
Mozart Debt Merger Sub, Inc.†	3.875%	4/1/2029		$19,759,000	18,776,978

Health Care-Services 3.70%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029		9,071,000	8,969,087
AHP Health Partners, Inc.†	5.75%	7/15/2029		7,383,000	6,988,711
Air Methods Corp.†	8.00%	5/15/2025		18,417,000	15,316,222
Catalent Pharma Solutions, Inc.†	3.50%	4/1/2030		10,924,000	10,183,517
Centene Corp.	2.50%	3/1/2031		4,213,000	3,885,650
Centene Corp.	3.00%	10/15/2030		16,846,000	16,083,651
Centene Corp.	3.375%	2/15/2030		16,584,000	15,936,975
Centene Corp.	4.625%	12/15/2029		29,548,000	30,483,342
Charles River Laboratories International, Inc.†	4.00%	3/15/2031		5,885,000	5,642,979
Charles River Laboratories International, Inc.†	4.25%	5/1/2028		10,003,000	9,931,929
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		25,864,000	24,377,596
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030		21,236,000	19,775,813
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029		7,254,000	6,839,071
Molina Healthcare, Inc.†	3.875%	11/15/2030		16,178,000	15,921,174
Radiology Partners, Inc.†	9.25%	2/1/2028		12,320,000	12,310,267
Rede D’or Finance Sarl (Luxembourg)†(e)	4.95%	1/17/2028		6,824,000	6,691,000
Tenet Healthcare Corp.†	4.375%	1/15/2030		12,809,000	12,380,539
Tenet Healthcare Corp.†	6.125%	10/1/2028		12,037,000	12,206,060
US Acute Care Solutions LLC†	6.375%	3/1/2026		8,569,000	8,449,034
Total					242,372,617

Home Builders 0.97%
Century Communities, Inc.†	3.875%	8/15/2029		7,435,000	6,907,487
Forestar Group, Inc.†	3.85%	5/15/2026		6,993,000	6,634,574
Forestar Group, Inc.†	5.00%	3/1/2028		10,769,000	10,409,369
Installed Building Products, Inc.†	5.75%	2/1/2028		6,640,000	6,665,630
New Home Co., Inc. (The)†	7.25%	10/15/2025		8,056,000	8,004,361
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	4/1/2029		6,904,000	6,573,989
Tri Pointe Homes, Inc.	5.25%	6/1/2027		6,285,000	6,271,519

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Home Builders (continued)
Tri Pointe Homes, Inc.	5.70%		6/15/2028		$6,408,000	$6,467,274
Williams Scotsman International, Inc.†	4.625%		8/15/2028		5,800,000	5,727,500
Total						63,661,703

Home Furnishings 0.10%
Tempur Sealy International, Inc.†	3.875%		10/15/2031		7,176,000	6,458,400

Housewares 0.61%
Newell Brands, Inc.	5.875%		4/1/2036		17,651,000	19,377,885
Scotts Miracle-Gro Co. (The)	4.00%		4/1/2031		7,093,000	6,518,751
SWF Escrow Issuer Corp.†	6.50%		10/1/2029		16,006,000	14,376,429
Total						40,273,065

Insurance 0.44%
Acrisure LLC/Acrisure Finance, Inc.†	6.00%		8/1/2029		7,401,000	6,685,249
Ardonagh Midco 2 plc PIK 12.75% (United Kingdom)†(e)	11.50%		1/15/2027		12,693,642	13,522,608
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%)	#	10/15/2051		9,203,000	8,801,749
Total						29,009,606

Internet 0.98%
Arches Buyer, Inc.†	6.125%		12/1/2028		7,139,000	6,717,870
Cablevision Lightpath LLC†	5.625%		9/15/2028		7,145,000	6,474,263
eDreams ODIGEO SA†(c)	5.50%		7/15/2027	EUR	6,288,000	6,936,279
eDreams ODIGEO SA(c)	5.50%		7/15/2027	EUR	6,406,000	7,066,444
Match Group Holdings II LLC†	4.125%		8/1/2030		$8,045,000	7,800,553
Millennium Escrow Corp.†	6.625%		8/1/2026		7,485,000	7,250,720
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%		6/1/2028		8,969,000	9,482,206
Uber Technologies, Inc.†	4.50%		8/15/2029		13,320,000	12,776,877
Total						64,505,212

Investment Companies 0.39%
Compass Group Diversified Holdings LLC†	5.00%		1/15/2032		9,066,000	8,487,317
Compass Group Diversified Holdings LLC†	5.25%		4/15/2029		10,337,000	10,004,459
Hightower Holding LLC†	6.75%		4/15/2029		7,111,000	7,127,533
Total						25,619,309

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 1.08%
Allegheny Technologies, Inc.	5.125%	10/1/2031	$7,596,000	$7,395,504
Commercial Metals Co.	4.125%	1/15/2030	7,475,000	7,244,770
CSN Resources SA (Brazil)†(e)	4.625%	6/10/2031	13,130,000	11,921,186
TMS International Corp/DE†	6.25%	4/15/2029	8,373,000	8,061,399
United States Steel Corp.	6.65%	6/1/2037	14,189,000	14,200,422
United States Steel Corp.	6.875%	3/1/2029	21,401,000	22,015,744
Total				70,839,025

Leisure Time 2.30%
Carnival Corp.†	4.00%	8/1/2028	27,554,000	26,443,298
Carnival Corp.†	5.75%	3/1/2027	27,196,000	26,524,259
Carnival Corp.†	9.875%	8/1/2027	6,214,000	6,983,946
CWT Travel Group, Inc.†	8.50%	11/19/2026	7,020,993	7,126,308
Life Time, Inc.†	5.75%	1/15/2026	6,640,000	6,613,606
Lindblad Expeditions LLC†	6.75%	2/15/2027	10,109,000	10,171,423
NCL Corp. Ltd.†	5.875%	3/15/2026	13,138,000	12,658,463
NCL Finance Ltd.†	6.125%	3/15/2028	6,062,000	5,856,953
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	12,183,000	11,057,413
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	10,639,000	10,465,371
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	8,717,000	8,553,949
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	6,707,000	7,021,424
Vista Outdoor, Inc.†	4.50%	3/15/2029	12,156,000	11,412,235
Total				150,888,648

Lodging 2.32%
Boyd Gaming Corp.	4.75%	12/1/2027	8,053,000	8,095,681
Boyd Gaming Corp.†	4.75%	6/15/2031	6,074,000	5,977,059
Full House Resorts, Inc.†	8.25%	2/15/2028	16,933,000	17,003,018
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	9,360,000	9,009,776
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	10,767,000	10,248,892
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	7,085,000	7,301,128
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower Esc†	5.00%	6/1/2029	13,481,000	13,231,736
Marriott Ownership Resorts, Inc.†	4.50%	6/15/2029	7,573,000	7,184,846
MGM Resorts International	4.625%	9/1/2026	10,121,000	10,108,146
MGM Resorts International	5.50%	4/15/2027	9,882,000	10,217,148
Studio City Co. Ltd. (Macao)†(e)	7.00%	2/15/2027	7,105,000	7,052,885
Travel and Leisure Co.†	6.625%	7/31/2026	12,472,000	13,331,570
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028	7,093,000	6,999,053
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	26,782,000	26,546,051
Total				152,306,989

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery: Construction & Mining 0.22%
Vertiv Group Corp.†	4.125%	11/15/2028	$15,398,000	$14,148,529

Machinery-Diversified 0.57%
ATS Automation Tooling Systems, Inc. (Canada)†(e)	4.125%	12/15/2028	10,283,000	9,922,787
Mueller Water Products, Inc.†	4.00%	6/15/2029	8,114,000	7,759,662
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	12,927,000	12,813,436
Vertical Holdco GmbH (Germany)†(e)	7.625%	7/15/2028	6,735,000	6,859,597
Total				37,355,482

Media 2.58%
AMC Networks, Inc.	4.25%	2/15/2029	7,408,000	6,947,334
Belo Corp.	7.25%	9/15/2027	11,082,000	12,403,362
Block Communications, Inc.†	4.875%	3/1/2028	2,318,000	2,257,581
Cable One, Inc.†	4.00%	11/15/2030	9,057,000	8,388,956
CCO Holdings LLC / CCO Holdings Capital Corp.†	4.75%	3/1/2030	27,995,000	27,540,081
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026	13,284,000	5,469,289
DISH DBS Corp.	7.75%	7/1/2026	19,203,000	19,468,866
Entercom Media Corp.†	6.50%	5/1/2027	8,522,000	8,106,467
Gray Escrow II, Inc.†	5.375%	11/15/2031	13,119,000	12,647,372
iHeartCommunications, Inc.†	4.75%	1/15/2028	8,225,000	7,967,105
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026	5,833,000	5,580,256
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%	9/15/2028	7,055,000	6,713,997
Urban One, Inc.†	7.375%	2/1/2028	7,025,000	6,998,410
Virgin Media Finance plc (United Kingdom)†(e)	5.00%	7/15/2030	7,903,000	7,485,287
Virgin Media Secured Finance plc (United Kingdom)†(e)	5.50%	5/15/2029	18,965,000	18,977,598
VZ Secured Financing BV (Netherlands)†(e)	5.00%	1/15/2032	12,572,000	11,930,765
Total				168,882,726

Metal Fabricate-Hardware 0.11%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	7,406,000	7,156,048

Mining 3.05%
Alcoa Nederland Holding BV (Netherlands)†(e)	4.125%	3/31/2029	14,000,000	14,059,401
Alcoa Nederland Holding BV (Netherlands)†(e)	5.50%	12/15/2027	6,872,000	7,172,891
Arconic Corp.†	6.125%	2/15/2028	7,769,000	7,955,339
Century Aluminum Co.†	7.50%	4/1/2028	9,037,000	9,622,326
Coeur Mining, Inc.†	5.125%	2/15/2029	17,640,000	15,583,793
Compass Minerals International, Inc.†	4.875%	7/15/2024	9,384,000	9,440,304
Compass Minerals International, Inc.†	6.75%	12/1/2027	11,682,000	12,142,639

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Mining (continued)
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.375%	4/1/2031		$14,869,000	$14,453,040
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.50%	9/15/2027		21,671,000	21,768,519
Freeport-McMoRan, Inc.	5.45%	3/15/2043		5,675,000	6,535,898
Hecla Mining Co.	7.25%	2/15/2028		12,225,000	12,833,194
Hudbay Minerals, Inc. (Canada)†(e)	4.50%	4/1/2026		10,489,000	10,147,636
Hudbay Minerals, Inc. (Canada)†(e)	6.125%	4/1/2029		9,655,000	9,885,610
Joseph T Ryerson & Son, Inc.†	8.50%	8/1/2028		1,664,000	1,802,112
Minsur SA (Peru)†(e)	4.50%	10/28/2031		10,867,000	10,611,680
Mirabela Nickel Ltd.	1.00%	9/10/2044		51,005	5	(d)
Novelis Corp.†	3.875%	8/15/2031		11,443,000	10,557,140
Taseko Mines Ltd. (Canada)†(e)	7.00%	2/15/2026		10,626,000	10,638,170
Vedanta Resources Finance II plc (United Kingdom)†(e)	8.95%	3/11/2025		15,365,000	14,484,585
Total					199,694,282

Miscellaneous Manufacturing 0.38%
Amsted Industries, Inc.†	4.625%	5/15/2030		7,138,000	7,041,244
Ctec II GmbH†(c)	5.25%	2/15/2030	EUR	8,297,000	8,744,828
LSB Industries, Inc.†	6.25%	10/15/2028		$8,971,000	9,025,858
Total					24,811,930

Oil & Gas 14.53%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026		15,246,000	16,166,249
Antero Resources Corp.†	7.625%	2/1/2029		7,309,000	7,921,238
Antero Resources Corp.†	8.375%	7/15/2026		3,898,000	4,282,635
Apache Corp.	4.375%	10/15/2028		22,447,839	22,766,374
Apache Corp.	4.625%	11/15/2025		4,497,000	4,648,032
Apache Corp.	4.75%	4/15/2043		14,923,000	14,238,109
Apache Corp.	5.10%	9/1/2040		14,777,000	14,801,456
Baytex Energy Corp. (Canada)†(e)	8.75%	4/1/2027		7,207,000	7,734,192
Berry Petroleum Co. LLC†	7.00%	2/15/2026		9,626,000	9,492,487
California Resources Corp.†	7.125%	2/1/2026		12,199,000	12,701,111
Callon Petroleum Co.	6.125%	10/1/2024		4,221,000	4,209,392
Callon Petroleum Co.	6.375%	7/1/2026		9,172,000	8,906,104
Callon Petroleum Co.†	8.00%	8/1/2028		14,565,000	15,165,296
Callon Petroleum Co.†	9.00%	4/1/2025		14,372,000	15,432,725
Canacol Energy Ltd. (Canada)†(e)	5.75%	11/24/2028		10,707,000	10,086,904
Centennial Resource Production LLC†	5.375%	1/15/2026		29,198,000	28,205,560
Centennial Resource Production LLC†	6.875%	4/1/2027		14,218,000	14,182,882
Civitas Resources, Inc.†	5.00%	10/15/2026		14,662,000	14,467,729
CNX Resources Corp.†	6.00%	1/15/2029		8,198,000	8,384,914

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Colgate Energy Partners III LLC†	5.875%	7/1/2029	$23,555,000	$24,273,192
Colgate Energy Partners III LLC†	7.75%	2/15/2026	8,654,000	9,333,685
Comstock Resources, Inc.†	5.875%	1/15/2030	12,253,000	11,869,481
Comstock Resources, Inc.†	6.75%	3/1/2029	8,634,000	8,796,103
Crescent Energy Finance LLC†	7.25%	5/1/2026	16,103,000	16,083,837
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	8,523,000	8,684,639
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	16,201,000	16,436,968
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	13,223,000	13,711,854
EQT Corp.	5.00%	1/15/2029	8,097,000	8,555,736
EQT Corp.	6.625%	2/1/2025	19,287,000	20,856,190
EQT Corp.	7.50%	2/1/2030	9,609,000	11,477,999
Geopark Ltd. (Colombia)†(e)	5.50%	1/17/2027	7,810,000	7,399,819
Gulfport Energy Operating Corp.†	8.00%	5/17/2026	17,183,746	18,192,690
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	8,644,000	8,702,304
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	8,362,000	8,499,973
Kosmos Energy Ltd.†	7.50%	3/1/2028	13,693,000	12,964,122
Laredo Petroleum, Inc.†	7.75%	7/31/2029	10,693,000	10,408,566
Laredo Petroleum, Inc.	10.125%	1/15/2028	20,524,000	21,747,846
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	8,572,000	8,786,086
Matador Resources Co.	5.875%	9/15/2026	25,905,000	26,325,956
MC Brazil Downstream Trading Sarl (Luxembourg)†(e)	7.25%	6/30/2031	13,814,000	12,803,091
Medco Bell Pte Ltd. (Singapore)†(e)	6.375%	1/30/2027	7,690,000	7,494,559
Medco Laurel Tree Pte Ltd. (Singapore)†(e)	6.95%	11/12/2028	6,668,000	6,499,245
MEG Energy Corp. (Canada)†(e)	5.875%	2/1/2029	13,947,000	14,118,548
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	26,625,000	27,802,624
Murphy Oil Corp.	6.375%	7/15/2028	8,096,000	8,399,398
Nabors Industries Ltd.†	7.25%	1/15/2026	14,048,000	13,719,768
Nabors Industries, Inc.	5.75%	2/1/2025	11,888,000	11,400,592
Nabors Industries, Inc.†	7.375%	5/15/2027	7,195,000	7,437,867
Oasis Petroleum, Inc.†	6.375%	6/1/2026	10,189,000	10,378,668
Occidental Petroleum Corp.	3.50%	8/15/2029	25,265,000	25,180,994
Occidental Petroleum Corp.	4.10%	2/15/2047	9,791,000	9,072,390
Occidental Petroleum Corp.	4.40%	8/15/2049	5,123,000	4,874,227
Occidental Petroleum Corp.	6.125%	1/1/2031	49,478,000	56,337,135
Occidental Petroleum Corp.	6.45%	9/15/2036	12,879,000	15,185,178
Occidental Petroleum Corp.	6.625%	9/1/2030	4,222,000	4,919,601
Occidental Petroleum Corp.	7.50%	5/1/2031	3,439,000	4,175,307
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	10,964,000	10,488,256

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025	$5,614,000	$4,725,949
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	18,399,000	18,756,677
Penn Virginia Holdings LLC†	9.25%	8/15/2026	2,976,000	3,039,240
Precision Drilling Corp. (Canada)†(e)	6.875%	1/15/2029	10,334,000	10,386,238
Precision Drilling Corp. (Canada)†(e)	7.125%	1/15/2026	10,731,000	10,872,596
Range Resources Corp.†	4.75%	2/15/2030	7,461,000	7,313,272
Range Resources Corp.	4.875%	5/15/2025	14,259,000	14,492,063
Range Resources Corp.	8.25%	1/15/2029	8,033,000	8,812,844
Rockcliff Energy II LLC†	5.50%	10/15/2029	10,329,000	10,253,753
SierraCol Energy Andina LLC†	6.00%	6/15/2028	13,155,000	12,043,468
SM Energy Co.	5.625%	6/1/2025	8,718,000	8,686,049
SM Energy Co.	6.625%	1/15/2027	9,406,000	9,559,271
SM Energy Co.	6.75%	9/15/2026	14,967,000	15,135,678
Southwestern Energy Co.	5.375%	2/1/2029	11,282,000	11,620,573
Southwestern Energy Co.	5.95%	1/23/2025	2,656,000	2,772,014
Southwestern Energy Co.	8.375%	9/15/2028	15,515,000	16,981,167
Tap Rock Resources LLC†	7.00%	10/1/2026	7,297,000	7,350,086
Tullow Oil plc (United Kingdom)†(e)	10.25%	5/15/2026	9,907,000	9,701,232
Viper Energy Partners LP†	5.375%	11/1/2027	12,224,000	12,556,248
Total				952,246,301

Oil & Gas Services 1.08%
Bristow Group, Inc.†	6.875%	3/1/2028	10,728,000	10,867,571
Oceaneering International, Inc.	6.00%	2/1/2028	16,681,000	16,624,952
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	9,832,000	9,855,204
Weatherford International Ltd.†	6.50%	9/15/2028	8,887,000	9,211,598
Weatherford International Ltd.†	8.625%	4/30/2030	16,642,000	16,924,747
Welltec International ApS (Denmark)†(e)	8.25%	10/15/2026	5,931,000	6,081,529
Welltec International ApS (Denmark)(e)	8.25%	10/15/2026	1,474,000	1,511,410
Total				71,077,011

Packaging & Containers 0.72%
Ball Corp.	2.875%	8/15/2030	14,442,000	13,219,846
Intertape Polymer Group, Inc. (Canada)†(e)	4.375%	6/15/2029	9,506,000	9,025,947
Pactiv LLC	7.95%	12/15/2025	9,754,000	10,153,914
Sealed Air Corp.†	6.875%	7/15/2033	11,508,000	13,137,417
Trident TPI Holdings, Inc.†	6.625%	11/1/2025	1,431,000	1,418,071
Total				46,955,195

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Pharmaceuticals 0.77%
180 Medical, Inc.†	3.875%		10/15/2029		$11,089,000	$10,664,735
Option Care Health, Inc.†	4.375%		10/31/2029		9,012,000	8,708,115
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028		7,060,000	6,956,218
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%		4/30/2031		16,821,000	16,817,300
Owens & Minor, Inc.†	4.50%		3/31/2029		7,941,000	7,499,222
Total						50,645,590

Pipelines 2.58%
AI Candelaria Spain SA (Spain)†(e)	7.50%		12/15/2028		6,582,000	6,524,473
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029		7,460,000	7,506,886
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	7.875%		5/15/2026		8,264,000	8,894,337
Buckeye Partners LP	3.95%		12/1/2026		12,394,000	11,979,297
Buckeye Partners LP	4.125%		12/1/2027		7,654,000	7,239,842
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078		17,697,000	14,799,116
Cheniere Energy Partners LP†	3.25%		1/31/2032		8,324,000	7,838,877
Cheniere Energy, Inc.	4.625%		10/15/2028		1,401,000	1,432,943
CNX Midstream Partners LP†	4.75%		4/15/2030		7,415,000	7,178,017
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		12,891,000	12,842,659
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		7,247,000	7,097,929
Energy Transfer LP	6.50% (5 Yr. Treasury CMT + 5.69%)	#	–	(f)	7,974,000	7,903,510
Northriver Midstream Finance LP (Canada)†(e)	5.625%		2/15/2026		7,831,000	7,879,435
Oasis Midstream Partners LP/OMP Finance Corp.†	8.00%		4/1/2029		10,115,000	10,775,509
Plains All American Pipeline LP	6.125% (3 Mo. LIBOR + 4.11%)	#	–	(f)	8,854,000	7,368,299
Venture Global Calcasieu Pass LLC†	3.875%		8/15/2029		6,807,000	6,675,795
Venture Global Calcasieu Pass LLC†	3.875%		11/1/2033		6,494,000	6,263,495
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031		7,589,000	7,524,607
Western Midstream Operating LP	4.55%		2/1/2030		14,321,000	14,753,208
Western Midstream Operating LP	5.75%		2/1/2050		6,394,000	6,515,390
Total						168,993,624

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Real Estate 1.31%
Canary Wharf Group Investment Holdings plc†(c)	3.375%	4/23/2028	GBP	7,756,000	$10,091,887
Cushman & Wakefield US Borrower LLC†	6.75%	5/15/2028		$7,019,000	7,343,208
Howard Hughes Corp. (The)†	4.125%	2/1/2029		5,053,000	4,790,825
Howard Hughes Corp. (The)†	4.375%	2/1/2031		2,958,000	2,792,766
Howard Hughes Corp. (The)†	5.375%	8/1/2028		6,370,000	6,446,822
Hunt Cos., Inc.†	5.25%	4/15/2029		10,833,000	10,386,003
Kennedy-Wilson, Inc.	4.75%	3/1/2029		4,327,000	4,235,051
Kennedy-Wilson, Inc.	5.00%	3/1/2031		7,262,000	7,058,446
Logan Group Co. Ltd. (China)(e)	4.50%	1/13/2028		10,233,000	2,865,240
Logan Group Co. Ltd. (China)(e)	5.25%	2/23/2023		6,428,000	2,281,940
Shimao Group Holdings Ltd. (Hong Kong)(e)	5.20%	1/16/2027		18,891,000	5,289,480
Signa Development Finance SCS†(c)	5.50%	7/23/2026	EUR	8,300,000	8,271,644
Sunac China Holdings Ltd. (China)(e)	5.95%	4/26/2024		$9,969,000	4,015,015
Sunac China Holdings Ltd. (China)(e)	6.50%	1/10/2025		5,883,000	2,338,493
Vivion Investments Sarl(c)	3.00%	8/8/2024	EUR	6,300,000	6,610,690
Zhenro Properties Group Ltd. (China)(e)	7.35%	2/5/2025		$9,700,000	1,042,750
Total					85,860,260

REITS 1.66%
Apollo Commercial Real Estate Finance, Inc.†	4.625%	6/15/2029		15,160,000	13,707,975
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026		11,038,000	10,478,153
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030		12,765,000	11,764,607
IIP Operating Partnership LP	5.50%	5/25/2026		10,342,000	10,629,662
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		17,304,000	16,880,831
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029		7,445,000	7,225,447
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028		9,912,000	10,106,126
Service Properties Trust	4.35%	10/1/2024		4,044,000	3,903,309
Service Properties Trust	4.50%	3/15/2025		4,666,000	4,380,021
VICI Properties LP/VICI Note Co., Inc.†	4.125%	8/15/2030		9,332,000	9,276,148
XHR LP†	4.875%	6/1/2029		10,856,000	10,569,239
Total					108,921,518

Retail 5.46%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(e)	3.50%	2/15/2029		7,394,000	6,982,487
1011778 BC ULC/New Red Finance, Inc. (Canada)†(e)	4.00%	10/15/2030		4,396,000	4,066,674

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Retail (continued)
1011778 BC ULC/New Red Finance, Inc. (Canada)†(e)	4.375%		1/15/2028		$2,201,000	$2,162,604
Asbury Automotive Group, Inc.†	4.625%		11/15/2029		7,200,000	7,033,356
Bath & Body Works, Inc.	6.875%		11/1/2035		6,535,000	7,232,873
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027		7,103,000	6,617,368
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%		4/15/2029		7,401,000	7,243,470
BlueLinx Holdings, Inc.†	6.00%		11/15/2029		9,002,000	8,789,373
CEC Entertainment LLC†	6.75%		5/1/2026		8,248,000	7,862,901
Dutch Lion BV(c)	11.25%		6/15/2020	EUR	9,152,880	1,026	(d)
Foot Locker, Inc.†	4.00%		10/1/2029		$7,022,000	6,402,624
Foundation Building Materials, Inc.†	6.00%		3/1/2029		8,940,000	8,324,973
Golden Goose SpA†(c)	4.875% (3 Mo. EURIBOR + 4.88%)	#	5/14/2027	EUR	8,875,000	9,690,910
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		$15,874,000	13,288,364
Group 1 Automotive, Inc.†	4.00%		8/15/2028		9,147,000	8,831,200
Guitar Center, Inc.†	8.50%		1/15/2026		8,915,000	9,362,087
Ken Garff Automotive LLC†	4.875%		9/15/2028		6,768,000	6,488,279
L Brands, Inc.†	6.625%		10/1/2030		5,985,000	6,486,363
LBM Acquisition LLC†	6.25%		1/15/2029		16,656,000	15,462,181
LCM Investments Holdings II LLC†	4.875%		5/1/2029		10,461,000	9,981,834
Macy’s Retail Holdings LLC	4.50%		12/15/2034		7,115,000	6,343,023
Macy’s Retail Holdings LLC†	5.875%		4/1/2029		9,765,000	9,996,284
Murphy Oil USA, Inc.†	3.75%		2/15/2031		7,956,000	7,392,158
Murphy Oil USA, Inc.	4.75%		9/15/2029		5,530,000	5,553,585
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%		4/1/2026		4,758,000	4,905,498
Papa John’s International, Inc.†	3.875%		9/15/2029		9,485,000	8,834,329
Park River Holdings, Inc.†	5.625%		2/1/2029		11,637,000	10,055,706
Park River Holdings, Inc.†	6.75%		8/1/2029		11,584,000	10,661,682
Party City Holdings, Inc.†	6.625%		8/1/2026		8,500,000	7,012,500
Party City Holdings, Inc.†	8.75%		2/15/2026		15,016,000	15,053,540
Penske Automotive Group, Inc.	3.75%		6/15/2029		9,490,000	8,878,132
PetSmart, Inc./PetSmart Finance Corp.†	4.75%		2/15/2028		7,410,000	7,402,071
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029		6,208,000	6,532,461
Punch Finance plc†(c)	6.125%		6/30/2026	GBP	6,001,000	7,875,432
Sonic Automotive, Inc.†	4.625%		11/15/2029		$9,283,000	8,826,694
SRS Distribution, Inc.†	6.00%		12/1/2029		16,905,000	15,997,202
Staples, Inc.†	7.50%		4/15/2026		7,343,000	7,268,615
Staples, Inc.†	10.75%		4/15/2027		13,883,000	12,955,407

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Retail (continued)
Stonegate Pub Co. Financing 2019 plc(c)	8.25%	7/31/2025	GBP	10,826,000	$14,864,376
Victoria’s Secret & Co.†	4.625%	7/15/2029		$6,696,000	6,305,221
Wendy’s International LLC	7.00%	12/15/2025		8,091,000	8,825,380
White Cap Buyer LLC†	6.875%	10/15/2028		6,527,000	6,502,393
Yum! Brands, Inc.	5.35%	11/1/2043		7,487,000	7,583,582
Total					357,936,218

Savings & Loans 0.00%
Washington Mutual Bank(g)	6.875%	6/15/2011		10,000,000	1,000	(d)

Semiconductors 0.45%
Entegris, Inc.†	3.625%	5/1/2029		9,600,000	9,014,736
ON Semiconductor Corp.†	3.875%	9/1/2028		12,003,000	11,915,258
Synaptics, Inc.†	4.00%	6/15/2029		8,894,000	8,589,425
Total					29,519,419

Software 1.78%
Castle US Holding Corp.†	9.50%	2/15/2028		6,793,000	6,983,578
Elastic NV†	4.125%	7/15/2029		9,116,000	8,373,775
Fair Isaac Corp.†	4.00%	6/15/2028		7,451,000	7,323,439
MSCI, Inc.†	3.25%	8/15/2033		10,043,000	9,516,144
MSCI, Inc.†	3.625%	11/1/2031		7,218,000	7,048,233
MSCI, Inc.†	3.875%	2/15/2031		13,695,000	13,653,915
Rackspace Technology Global, Inc.†	5.375%	12/1/2028		7,762,000	6,974,506
ROBLOX Corp.†	3.875%	5/1/2030		11,567,000	11,015,254
Rocket Software, Inc.†	6.50%	2/15/2029		12,705,000	11,804,215
Twilio, Inc.	3.625%	3/15/2029		16,359,000	15,697,442
Twilio, Inc.	3.875%	3/15/2031		11,713,000	11,015,491
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.†	3.875%	2/1/2029		7,821,000	7,430,654
Total					116,836,646

Telecommunications 2.53%
Ciena Corp.†	4.00%	1/31/2030		11,216,000	11,060,771
CommScope Technologies LLC†	5.00%	3/15/2027		6,971,000	6,224,754
CommScope, Inc.†	7.125%	7/1/2028		7,326,000	6,923,070
CT Trust (Guatemala)†(e)	5.125%	2/3/2032		7,140,000	7,163,883
Frontier Communications Holdings LLC†	5.875%	10/15/2027		10,251,000	10,406,764
Frontier Communications Holdings LLC†	6.00%	1/15/2030		10,736,000	10,022,002
Frontier Communications Holdings LLC†	6.75%	5/1/2029		6,913,000	6,722,893
PLT VII Finance Sarl(c)	4.625%	1/5/2026	EUR	9,400,000	10,259,580

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications (continued)
Sprint Capital Corp.	6.875%		11/15/2028	$48,063,000	$57,150,992
Switch Ltd.†	3.75%		9/15/2028	12,300,000	11,688,690
VF Ukraine PAT via VFU Funding plc (Ukraine)†(e)	6.20%		2/11/2025	12,258,000	6,159,645
Vmed O2 UK Financing I plc (United Kingdom)†(e)	4.75%		7/15/2031	7,780,000	7,469,578
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%		8/15/2028	8,181,000	8,267,228
Zayo Group Holdings, Inc.†	6.125%		3/1/2028	6,573,000	6,115,453
Total					165,635,303

Toys/Games/Hobbies 0.16%
Mattel, Inc.	5.45%		11/1/2041	9,276,000	10,259,024

Transportation 0.69%
Carriage Purchaser, Inc.†	7.875%		10/15/2029	11,217,000	10,686,997
Seaspan Corp. (Hong Kong)†(e)	5.50%		8/1/2029	14,024,000	13,383,664
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027	6,266,000	6,335,177
XPO CNW, Inc.	6.70%		5/1/2034	13,239,000	14,471,948
Total					44,877,786

Trucking & Leasing 0.22%
Fortress Transportation and Infrastructure Investors LLC†	5.50%		5/1/2028	14,981,000	14,333,746
Total Corporate Bonds (cost $5,846,136,017)					5,692,537,846

FLOATING RATE LOANS(h) 8.57%

Aerospace/Defense 0.41%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(e)	8.50% (3 Mo. LIBOR + 6.50%)		3/6/2024	3,856,855	3,842,392
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(e)	0.50%		3/6/2025	6,917,533	7,131,562
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B (Luxembourg)(e)	–	(i)	11/16/2028	8,123,323	8,084,737
WP CPP Holdings, LLC 2018 Term Loan	4.75% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)		4/30/2025	8,249,179	7,957,859
Total					27,016,550

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automakers 0.28%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	6.988% (3 Mo. LIBOR + 6.75%)		4/10/2026	$18,411,380	$18,438,169

Building & Construction 0.12%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	7.25% (1 Mo. LIBOR + 6.50%)		5/14/2029	7,759,905	7,745,394

Building Materials 0.23%
Griffon Corporation Term Loan B	3.267% (3 Mo. SOFR + 2.75%)		1/24/2029	7,551,038	7,515,170
Solis IV BV USD Term Loan B1 (Netherlands)(e)	–	(i)	2/9/2029	7,902,680	7,798,997
Total					15,314,167

Cable & Satellite Television 0.21%
Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B (Luxembourg)(e)	–	(i)	2/1/2029	13,904,755	13,730,946

Discount Stores 0.07%
Claire’s Stores, Inc. 2019 Term Loan B	6.709% (1 Mo. LIBOR + 6.50%)		12/18/2026	4,357,856	4,327,351

Electric: Generation 0.14%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	2.50% (3 Mo. LIBOR + 1.50%)		7/28/2028	1,196,824	646,285
Frontera Generation Holdings LLC 2021 Term Loan	14.00% (3 Mo. LIBOR + 13.00%)		7/28/2026	1,236,166	1,297,974
Lightstone Holdco LLC 2018 Term Loan B	4.75% (3 Mo. LIBOR + 3.75%)		1/30/2024	8,559,529	7,182,002
Total					9,126,261

Electric: Integrated 0.01%
Lightstone Holdco LLC 2018 Term Loan C	4.75% (3 Mo. LIBOR + 3.75%)		1/30/2024	482,112	404,523

Electronics 0.24%
Altar Bidco, Inc. 2021 2nd Lien Term Loan	6.10% (1 Mo. LIBOR + 5.60%)		2/1/2030	7,382,914	7,413,701
Electrical Components International, Inc. 2018 1st Lien Term Loan	4.459% (1 Mo. LIBOR + 4.25%)		6/26/2025	8,274,742	8,186,822
Total					15,600,523

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Energy: Exploration & Production 0.11%
Kestrel Acquisition, LLC 2018 Term Loan B	–	(i)	6/2/2025	$7,833,149	$7,335,744

Gaming 0.32%
The Enterprise Development Authority Term Loan B	5.00% (1 Mo. LIBOR + 4.25%)		2/28/2028	7,088,822	7,082,194
TopGolf International, Inc. Term Loan B	7.00% (3 Mo. LIBOR + 6.25%)		2/9/2026	13,493,265	13,733,580
Total					20,815,774

Gas Distribution 0.32%
Brazos Delaware II, LLC Term Loan B	4.162% (1 Mo. LIBOR + 4.00%)		5/21/2025	13,944,608	13,780,759
Lucid Energy Group II Borrower, LLC 2021 Term Loan	5.00% (3 Mo. LIBOR + 4.25%)		11/24/2028	7,030,428	7,001,111
Total					20,781,870

Health Facilities 0.48%
ADMI Corp. 2021 Term Loan B2	–	(i)	12/23/2027	6,703,000	6,612,241
MED ParentCo LP 1st Lien Term Loan	–	(i)	8/31/2026	6,672,639	6,639,276
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	4.00% (6 Mo. LIBOR + 3.50%)		11/1/2028	7,410,255	7,357,457
Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan(j)	3.50%		11/1/2028	1,411,477	1,401,420
Napa Management Services Corporation Term Loan B	–	(i)	2/18/2029	9,768,333	9,750,018	(k)
Total					31,760,412

Integrated Energy 0.29%
CPV Shore Holdings, LLC Term Loan	–	(i)	12/29/2025	5,735,901	5,503,597
Esdec Solar Group B.V. Term Loan B (Netherlands)(e)	5.75% (6 Mo. LIBOR + 5.00%)		8/30/2028	7,259,489	7,223,191
Oregon Clean Energy, LLC Term Loan	–	(i)	3/1/2026	7,134,432	6,581,514
Total					19,308,302

Investments & Miscellaneous Financial Services 0.24%
Armor Holding II LLC 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.50%)		12/11/2028	7,920,900	7,904,425
Fender Musical Instruments Corporation 2021 Term Loan B	4.50% (1 Mo. SOFR + 4.00%)		12/1/2028	7,633,278	7,614,195
Total					15,518,620

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Machinery 0.11%
CMBF LLC Term Loan	6.50% (1 Mo. LIBOR + 6.00%)		8/2/2028	$5,705,822	$5,627,367
CMBF LLC Delayed Draw Term Loan	6.50% (1 Mo. LIBOR + 6.00%)		8/2/2028	1,698,162	1,674,812
Total					7,302,179

Media: Content 0.13%
ECL Entertainment, LLC Term Loan	8.25% (1 Mo. LIBOR + 7.50%)		3/31/2028	8,488,245	8,711,061

Media: Diversified 0.11%
Sweetwater Borrower, LLC Term Loan B	5.50% (1 Mo. LIBOR + 4.75%)		8/7/2028	7,367,685	7,312,427

Medical Products 0.24%
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	4.50% (3 Mo. LIBOR + 4.00%)		12/18/2028	8,502,381	8,459,869
Physician Partners LLC Term Loan	4.50% (1 Mo. SOFR + 4.00%)		2/2/2029	7,418,240	7,390,422
Total					15,850,291

Metals/Mining (Excluding Steel) 0.57%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%)		6/14/2024	15,823,581	15,817,015
Peabody Energy Corporation 2018 Term Loan	2.959% (1 Mo. LIBOR + 2.75%)		3/31/2025	22,407,944	21,394,433
Total					37,211,448

Oil Field Equipment & Services 0.19%
Ulterra Drilling Technologies, LP Term Loan B	5.459% (1 Mo. LIBOR + 5.25%)		11/26/2025	12,813,769	12,263,866

Personal & Household Products 0.25%
Britax Child Safety, Inc. Junior PIK Term Loan PIK 12.00%	–	(i)	3/31/2025	1,394,934	1,185,694	(k)
FGI Operating Company, LLC Exit Term Loan	10.22% (3 Mo. LIBOR + 10.00%)		5/16/2022	655,456	82,260	(k)

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Personal & Household Products (continued)
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%)		6/19/2024	$15,332,157	$15,174,083
Revlon Consumer Products Corporation 2020 Additional Term Loan B2	4.25% (3 Mo. LIBOR + 3.50%)		6/30/2025	77	57
Total					16,442,094

Pharmaceuticals 0.09%
LSCS Holdings, Inc. 2021 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.50%)		12/18/2028	5,968,824	5,948,918

Real Estate Investment Trusts 0.27%
Claros Mortgage Trust, Inc. 2021 Term Loan B	5.00% (1 Mo. SOFR + 4.50%)		8/9/2026	7,782,016	7,772,289
Washington Prime Group, L.P. 2021 Take-back Exit Term Loan	5.75% (1 Mo. LIBOR + 5.00%)		6/11/2025	10,036,723	10,079,378
Total					17,851,667

Recreation & Travel 0.12%
Travel Leaders Group, LLC 2018 Term Loan B	–	(i)	1/25/2024	8,074,024	7,631,971

Restaurants 0.07%
Miller’s Ale House, Inc. 2018 Term Loan	4.926% (1 Mo. LIBOR + 4.75%)		5/30/2025	4,795,087	4,660,825

Software/Services 0.84%
Anastasia Parent, LLC 2018 Term Loan B	3.974% (3 Mo. LIBOR + 3.75%)		8/11/2025	13,046,201	11,367,872
Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan	6.00% (3 Mo. LIBOR + 5.50%)		2/27/2026	7,437,152	7,424,137
Grab Holdings Inc. Term Loan B (Cayman Islands)(e)	5.50% (6 Mo. LIBOR + 4.50%)		1/29/2026	7,183,871	7,152,478
Olaplex, Inc 2022 Term Loan	4.25% (3 Mo. SOFR + 3.75%)		2/23/2029	7,970,568	7,960,605
Riverbed Technology, Inc. 2021 PIK Exit Term Loan	–	(i)	12/8/2026	18,792,593	17,321,509

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software/Services (continued)
Ultimate Software Group Inc. (The) 2021 2nd Lien Term Loan	5.75% (3 Mo. LIBOR + 5.25%)		5/3/2027	$3,503,472	$3,501,825
Total					54,728,426

Specialty Retail 0.02%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	9.00% (3 Mo. LIBOR + 8.00%)		9/10/2027	1,396,058	1,486,215

Support: Services 1.06%
AVSC Holding Corp. 2020 Term Loan B1 PIK 0.25%	4.25% (3 Mo. LIBOR + 3.25%)		3/3/2025	14,829,257	13,752,060
Kingpin Intermediate Holdings LLC 2018 Term Loan B	–	(i)	7/3/2024	7,095,209	7,071,263
SRS Distribution Inc. 2022 Incremental Term Loan	4.00% (3 Mo. SOFR + 3.50%)		6/2/2028	5,875,635	5,810,738
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.474% (3 Mo. LIBOR + 4.25%)		7/30/2025	14,122,079	13,722,000
Stonepeak Taurus Lower Holdings LLC 2022 2nd Lien Term Loan	7.50% (1 Mo. SOFR + 7.00%)		1/28/2030	9,163,403	9,025,952
Think & Learn Private Limited Term Loan B (India)(e)	6.25% (3 Mo. LIBOR + 5.50%)		11/5/2026	13,600,024	13,629,808
Vaco Holdings, LLC 2022 Term Loan	5.75% (3 Mo. SOFR + 5.00%)		1/21/2029	6,534,170	6,513,751
Total					69,525,572

Technology Hardware & Equipment 0.12%
Delta TopCo, Inc. 2020 2nd Lien Term Loan	8.00% (6 Mo. LIBOR + 7.25%)		12/1/2028	8,145,975	8,139,214

Theaters & Entertainment 0.68%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	3.125% (1 Mo. LIBOR + 3.00%)		4/22/2026	8,285,224	7,536,779
City Football Group Limited Term Loan (United Kingdom)(e)	4.00% (6 Mo. LIBOR + 3.50%)		7/21/2028	13,908,881	13,743,713

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Theaters & Entertainment (continued)
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%)		3/8/2024		$10,632,548	$10,130,852
Equinox Holdings, Inc. 2020 Term Loan B2	10.00% (3 Mo. LIBOR + 9.00%)		3/8/2024		5,746,481	5,832,678
Vue International Bidco p.l.c. 2019 EUR Term Loan B(c)	–	(i)	7/3/2026	EUR	7,057,027	7,380,007
Total						44,624,029

Transportation: Infrastructure/Services 0.12%
Echo Global Logistics, Inc. Term Loan	4.25% (3 Mo. LIBOR + 3.75%)		11/23/2028		$7,723,355	7,666,395

Trucking & Delivery 0.11%
Carriage Purchaser, Inc. 2021 Term Loan B	5.00% (1 Mo. LIBOR + 4.25%)		9/30/2028		7,317,979	7,309,966
Total Floating Rate Loans (cost $548,711,917)						561,891,170

FOREIGN GOVERNMENT OBLIGATIONS(e) 0.25%

Bahamas 0.13%
Bahamas Government International Bond†	8.95%		10/15/2032		9,731,000	8,660,590

Sri Lanka 0.12%
Sri Lanka Government International Bond†(l)	5.875%		7/25/2022		10,289,000	7,520,127
Total Foreign Government Obligations (cost $19,511,352)						16,180,717

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.51%
BFLD 2019-DPLO F†	2.731% (1 Mo. LIBOR + 2.54%)	#	10/15/2034		13,940,000	13,345,490
Credit Suisse Mortgage Capital Certificates Trust 2021-BPNY A†	3.906% (1 Mo. LIBOR + 3.71%)	#	8/15/2023		15,000,000	14,953,325
Fontainebleau Miami Beach Trust 2019-FBLU F†	3.963%	#(m)	12/10/2036		16,117,000	15,516,519
Great Wolf Trust 2019-WOLF E†	2.923% (1 Mo. LIBOR + 2.73%)	#	12/15/2036		17,457,000	16,802,411
Great Wolf Trust 2019-WOLF F†	3.322% (1 Mo. LIBOR + 3.13%)	#	12/15/2036		4,399,000	4,192,368

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	9.691% (1 Mo. LIBOR + 9.50%)	#	6/15/2026	$20,000,000	$19,999,470
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440 E†	4.041% (1 Mo. LIBOR + 3.85%)	#	3/15/2036	14,650,000	14,411,028
Total Non-Agency Commercial Mortgage-Backed Securities (cost $100,751,991)					99,220,611

	Dividend Rate			Shares

PREFERRED STOCKS 0.08%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon			82,704	2,129,628
ACBL Holdings Corp. Series B	Zero Coupon			102,014	2,805,385
Total Preferred Stocks (cost $4,617,950)					4,935,013

	Exercise Price		Expiration Date

WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00		10/16/2025	26,319	52,638

Miscellaneous Financials 0.00%
Sable Permian Resources†*(g)	–	(n)	2/1/2024	5,602	149,854
Total Warrants (cost $138,888)					202,492
Total Long-Term Investments (cost $6,698,949,894)					6,553,113,121

				Shares

SHORT-TERM INVESTMENTS 0.03%

Money Market Funds 0.03%
Fidelity Government Portfolio(o) (cost $1,797,658)				1,797,658	1,797,658

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Investments	Shares	Fair Value
Time Deposits 0.00%
CitiBank N.A.(o)
(cost $199,740)	199,740	$199,740
Total Short-Term Investments (cost $1,997,398)		1,997,398
Total Investments in Securities 100.04% (cost $6,700,947,292)		6,555,110,519
Less Unfunded Loan Commitments (0.02%) (cost $1,404,722)		(1,401,420)
Net Investments in Securities 100.02% (cost $6,699,542,570)		6,553,709,099
Other Assets and Liabilities – Net(p) (0.02)%		(1,022,145)
Net Assets 100.00%		$6,552,686,954

CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2022, the total value of Rule 144A securities was $4,306,942,693, which represents 65.73% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2022.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2022.
(i)	Interest rate to be determined.
(j)	Security partially/fully unfunded.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 28, 2022.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Cashless strike price.
(o)	Security was purchased with the cash collateral from loaned securities.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Credit Default Swaps on Indexes - Sell Protection at February 28, 2022(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.A.6	Citibank	2.000%	5/11/2063	8,986,560	$(875,695)	$148,345	$(727,350)
Markit CMBX.NA.A.6	JPMorgan	2.000%	5/11/2063	9,600,000	(935,533)	158,533	(777,000)
Markit CMBX.NA.A.6	JPMorgan	2.000%	5/11/2063	9,600,000	(935,472)	158,472	(777,000)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	9,545,000	(2,117,354)	1,067,814	(1,049,540)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,430,000	(960,404)	473,294	(487,110)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,350,000	(562,988)	84,675	(478,313)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,050,000	(462,760)	17,434	(445,326)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	28,290,000	(2,203,588)	(907,097)	(3,110,685)
Markit CMBX.NA.BBB-.9	Goldman Sachs	3.000%	9/17/2058	5,125,000	(1,128,294)	564,764	(563,530)
Markit CMBX.NA.BBB-.9	Goldman Sachs	3.000%	9/17/2058	1,000,000	(144,465)	34,508	(109,957)
Markit CMBX.NA.BBB-.9	Goldman Sachs	3.000%	9/17/2058	2,630,000	(295,489)	6,302	(289,187)
Markit CMBX.NA.BBB-.9	JPMorgan	3.000%	9/17/2058	15,000,000	(2,446,296)	796,940	(1,649,356)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	7,679,000	(833,342)	(11,018)	(844,360)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	12,815,000	(1,780,406)	371,306	(1,409,100)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	20,210,000	(1,586,291)	(635,941)	(2,222,232)
Markit CMBX.NA.BBB-.10	Goldman Sachs	3.000%	11/17/2059	5,460,000	(822,162)	175,137	(647,025)
Markit CMBX.NA.BBB-.10	Merrill Lynch	3.000%	11/17/2059	10,000,000	(1,663,471)	478,443	(1,185,028)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	3,426,000	(554,520)	148,530	(405,990)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	7,278,000	(1,193,042)	330,579	(862,463)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	12,055,000	(2,001,263)	572,712	(1,428,551)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	7,413,000	(1,329,943)	451,482	(878,461)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	7,214,000	(955,913)	101,034	(854,879)

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Referenced Index	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	14,423,000	$(1,846,854)	$137,689	$(1,709,165)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	3,607,000	(453,143)	25,703	(427,440)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	7,212,000	(923,492)	68,850	(854,642)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	2,470,000	(354,611)	61,909	(292,702)
					$(29,366,791)	$4,880,399	$(24,486,392)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $6,434,455. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,554,056.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at February 28, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Goldman Sachs	4/20/2022	3,000,000	$2,354,513	$2,367,212	$12,699
Canadian dollar	Buy	Goldman Sachs	4/20/2022	805,000	632,497	635,202	2,705
Canadian dollar	Buy	JPMorgan	4/20/2022	1,147,000	903,992	905,064	1,072
Canadian dollar	Buy	State Street Bank and Trust	4/20/2022	821,000	647,311	647,827	516
British pound	Sell	Bank of America	3/7/2022	3,010,000	4,126,385	4,038,058	88,327
British pound	Sell	Morgan Stanley	3/7/2022	3,000,000	4,056,858	4,024,643	32,215
British pound	Sell	State Street Bank and Trust	3/7/2022	3,534,000	4,752,478	4,741,029	11,449
Canadian dollar	Sell	State Street Bank and Trust	4/20/2022	10,166,000	8,134,101	8,021,692	112,409
Euro	Sell	Bank of America	3/10/2022	4,581,000	5,244,159	5,138,002	106,157
Euro	Sell	Morgan Stanley	3/10/2022	154,981,000	176,288,873	173,825,068	2,463,805
Euro	Sell	Morgan Stanley	3/10/2022	14,585,000	16,561,727	16,358,383	203,344
Euro	Sell	Morgan Stanley	3/10/2022	3,605,000	4,119,918	4,043,330	76,588
Euro	Sell	Morgan Stanley	3/10/2022	5,242,000	5,958,835	5,879,372	79,463
Euro	Sell	State Street Bank and Trust	3/10/2022	985,000	1,112,715	1,104,766	7,949
Euro	Sell	State Street Bank and Trust	3/10/2022	2,104,000	2,411,866	2,359,825	52,041
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,250,739

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Goldman Sachs	3/7/2022	540,000	$726,530	$724,436	$(2,094)
British pound	Buy	Morgan Stanley	3/7/2022	7,308,000	9,874,758	9,804,029	(70,729)
Canadian dollar	Buy	State Street Bank and Trust	4/20/2022	682,000	544,393	538,146	(6,247)
Euro	Buy	Bank of America	3/10/2022	1,732,000	1,967,675	1,942,593	(25,082)
Euro	Buy	Goldman Sachs	3/10/2022	30,297,000	34,478,568	33,980,798	(497,770)
Euro	Buy	Goldman Sachs	3/10/2022	4,515,000	5,106,400	5,063,977	(42,423)
Euro	Buy	JPMorgan	3/10/2022	4,318,000	4,931,796	4,843,024	(88,772)
Euro	Buy	Morgan Stanley	3/10/2022	2,653,000	3,012,905	2,975,577	(37,328)
Euro	Buy	Morgan Stanley	3/10/2022	10,624,000	12,002,317	11,915,767	(86,550)
Euro	Buy	Morgan Stanley	3/10/2022	8,398,000	9,498,536	9,419,109	(79,427)
Euro	Buy	Morgan Stanley	3/10/2022	1,558,000	1,771,887	1,747,436	(24,451)
Euro	Buy	Morgan Stanley	3/10/2022	1,793,000	2,055,356	2,011,010	(44,346)
Euro	Buy	Standard Chartered Bank	3/10/2022	3,575,000	4,053,508	4,009,683	(43,825)
Euro	Buy	State Street Bank and Trust	3/10/2022	1,945,000	2,200,890	2,181,492	(19,398)
Euro	Buy	State Street Bank and Trust	3/10/2022	729,000	826,834	817,639	(9,195)
Euro	Buy	State Street Bank and Trust	3/10/2022	2,279,000	2,585,428	2,556,103	(29,325)
Euro	Buy	State Street Bank and Trust	3/10/2022	2,499,000	2,858,835	2,802,852	(55,983)
British pound	Sell	Goldman Sachs	3/7/2022	53,073,000	70,291,208	71,199,952	(908,744)
Canadian dollar	Sell	JPMorgan	4/20/2022	3,839,000	3,028,224	3,029,242	(1,018)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,072,707)

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro- Bund	March 2022	294	Short	EUR	(50,995,879)	EUR	(49,109,760)	$2,114,810
U.S. 10-Year Treasury Note	June 2022	2,737	Long		$345,038,318		$348,796,438	3,758,120
U.S. 2-Year Treasury Note	June 2022	9,708	Long		2,082,605,186		2,089,419,464	6,814,278
U.S. Ultra Treasury Bond	June 2022	526	Long		96,950,143		97,803,125	852,982
Total Unrealized Appreciation on Open Futures Contracts								$13,540,190

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2022	2,522	Short		$(352,978,583)		$(356,429,531)	$(3,450,948)
U.S. 5-Year Treasury Note	June 2022	2,779	Short		(326,288,343)		(328,703,594)	(2,415,251)
Total Unrealized Depreciation on Open Futures Contracts								$(5,866,199)

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2022

Reverse Repurchase Agreement Payable as of February 28, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank PLC	$1,041,885	$1,644,023 principal, Sri Lanka Government International Bond at 5.875% due 7/25/2022, $1,201,600 fair value	(5.00%)	2/3/2022	On Demand	$1,041,306

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $579.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$39,365,971	$4,953,485	$44,319,456
Common Stocks
Auto Components	–	1,196,970	–	1,196,970
Electric-Generation	–	262,866	–	262,866
Machinery	–	257,914	–	257,914
Miscellaneous Financials	–	3,002,359	–	3,002,359
Personal Products	–	6,818,582	–	6,818,582
Specialty Retail	–	971,072	2,450,227	3,421,299
Transportation Infrastructure	–	572,345	–	572,345
Remaining Industries	77,269,348	–	–	77,269,348
Convertible Bonds	–	41,024,133	–	41,024,133
Corporate Bonds
Diversified Financial Services	–	277,815,070	7,160,347	284,975,417
Mining	–	199,694,277	5	199,694,282
Retail	–	357,935,192	1,026	357,936,218
Savings & Loans	–	–	1,000	1,000
Remaining Industries	–	4,849,930,929	–	4,849,930,929
Floating Rate Loans
Health Facilities	–	22,010,394	9,750,018	31,760,412
Personal & Household Products	–	15,174,140	1,267,954	16,442,094
Remaining Industries	–	513,688,664	–	513,688,664
Less Unfunded Commitments	–	(1,401,420)	–	(1,401,420)
Foreign Government Obligations	–	16,180,717	–	16,180,717
Non-Agency Commercial
Mortgage-Backed Securities	–	99,220,611	–	99,220,611
Preferred Stocks	–	4,935,013	–	4,935,013
Warrants	–	202,492	–	202,492
Short-Term Investments
Money Market Funds	1,797,658	–	–	1,797,658
Time Deposits	–	199,740	–	199,740
Total	$79,067,006	$6,449,058,031	$25,584,062	$6,553,709,099

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND February 28, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(24,486,392)	–	(24,486,392)
Forward Foreign Currency Exchange Contracts
Assets	–	3,250,739	–	3,250,739
Liabilities	–	(2,072,707)	–	(2,072,707)
Futures Contracts
Assets	13,540,190	–	–	13,540,190
Liabilities	(5,866,199)	–	–	(5,866,199)
Reverse Repurchase Agreements
Assets	–	–	–	–
Liabilities	–	(1,041,306)	–	(1,041,306)
Total	$7,673,991	$(24,349,666)	$–	$(16,675,675)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.58%

ASSET-BACKED SECURITIES 9.77%

Automobiles 1.95%
Avis Budget Rental Car Funding AESOP LLC 2021-1A D†	3.71%		8/20/2027	$12,750,000	$12,343,109
Carvana Auto Receivables Trust 2019-4A E†	4.70%		10/15/2026	7,250,000	7,367,480
Exeter Automobile Receivables Trust 2020-3A E†	3.44%		8/17/2026	7,500,000	7,608,080
Exeter Automobile Receivables Trust 2020-3A F†	5.56%		6/15/2027	6,900,000	7,114,112
Flagship Credit Auto Trust 2019-1 D†	4.08%		2/18/2025	4,000,000	4,086,472
Hertz Vehicle Financing LLC 2021-1A D†	3.98%		12/26/2025	5,000,000	4,807,377
Santander Consumer Auto Receivables Trust 2020-BA F†	7.03%		8/15/2028	8,452,000	8,993,062
Santander Consumer Auto Receivables Trust 2021-AA F†	5.79%		8/15/2028	3,100,000	3,190,691
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	4,150,000	4,047,736
Total					59,558,119

Credit Card 0.29%
Continental Finance Credit Card ABS Master Trust 2020-1A B†	3.66%		12/15/2028	4,000,000	3,927,754
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,831,000	2,881,525
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844,000	1,863,718
Total					8,672,997

Other 7.53%
AMMC CLO Ltd. 2020-23A DR†	3.291% (3 Mo. LIBOR + 3.05%)	#	10/17/2031	4,500,000	4,430,904
AMMC CLO Ltd. 2021-24A B†	1.985% (3 Mo. LIBOR + 1.75%)	#	1/20/2035	6,400,000	6,400,378
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 AS†	1.591% (1 Mo. LIBOR + 1.40%)	#	5/15/2036	8,470,000	8,334,903
Avant Loans Funding Trust 2021-REV1 D†	4.30%		7/15/2030	7,135,000	7,044,498
Bain Capital Credit CLO Ltd. 2017-1A A1R†	1.224% (3 Mo. LIBOR + .97%)	#	7/20/2030	9,000,000	8,986,697
Barings CLO Ltd. 2019-3A BR†	1.854% (3 Mo. LIBOR + 1.60%)	#	4/20/2031	4,480,000	4,482,627

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Benefit Street Partners CLO XII Ltd. 2017-12A C†	3.291% (3 Mo. LIBOR + 3.05%)	#	10/15/2030		$1,950,000	$1,930,747
BlueMountain CLO Ltd. 2021-28A B†	1.741% (3 Mo. LIBOR + 1.50%)	#	4/15/2034		12,000,000	12,003,767
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	2.554% (3 Mo. LIBOR + 2.30%)	#	1/20/2032		3,600,000	3,604,964
CARLYLE US CLO Ltd. 2019-1A CR†	3.604% (3 Mo. LIBOR + 3.35%)	#	4/20/2031		3,870,000	3,855,338
CBAM Ltd. 2017-1A D†	4.004% (3 Mo. LIBOR + 3.75%)	#	7/20/2030		8,530,000	8,540,706
CIFC Funding Ltd. 2021-4A A†	1.291% (3 Mo. LIBOR + 1.05%)	#	7/15/2033		7,000,000	6,987,687
Elevation CLO Ltd. 2014-2A DR†	3.441% (3 Mo. LIBOR + 3.20%)	#	10/15/2029		1,000,000	995,805
Fairstone Financial Issuance Trust I 2020-1A C†(a)	5.162%		10/20/2039	CAD	15,535,000	12,405,377
Galaxy XXI CLO Ltd. 2015-21A AR†	1.274% (3 Mo. LIBOR + 1.02%)	#	4/20/2031		$1,012,000	1,012,608
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		1,795,934	1,863,407
JFIN CLO Ltd. 2013-1A A1NR†	1.644% (3 Mo. LIBOR + 1.39%)	#	1/20/2030		2,000,000	2,001,056
Kayne CLO Ltd. 2018 2A BR†	1.741% (3 Mo. LIBOR + 1.50%)	#	10/15/2031		6,500,000	6,507,298
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031		4,651,000	4,932,948
Lendmark Funding Trust 2019-1A D†	5.34%		12/20/2027		7,413,000	7,482,349
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032		5,675,000	5,439,005
LoanCore Issuer Ltd. 2022-CRE7 A	1.599%		1/17/2037		6,490,000	6,490,031
Madison Park Funding Ltd. 2015-17A BR2†	1.755% (3 Mo. LIBOR + 1.50%)	#	7/21/2030		10,000,000	9,992,744
Marble Point CLO XVII Ltd. 2020-1A A†	1.554% (3 Mo. LIBOR + 1.30%)	#	4/20/2033		4,859,946	4,849,711
Marble Point CLO XVII Ltd. 2020-1A D†	4.004% (3 Mo. LIBOR + 3.75%)	#	4/20/2033		5,000,000	4,880,594
Mariner Finance Issuance Trust 2021-AA E†	5.40%		3/20/2036		5,340,000	5,516,990
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036		3,075,000	2,946,427
Mountain View CLO LLC 2017-1A AR†	1.331% (3 Mo. LIBOR + 1.09%)	#	10/16/2029		4,390,147	4,389,422
Neighborly Issuer 2022-1A A2†	3.695%		1/30/2052		6,500,000	6,349,681

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Niagara Park Clo Ltd. 2019-1A BR†	1.841% (3 Mo. LIBOR + 1.60%)	#	7/17/2032	$9,150,000	$9,084,170
Oaktree CLO Ltd. 2019-4A CR†	2.504% (3 Mo. LIBOR + 2.25%)	#	10/20/2032	5,070,000	5,005,472
OCP CLO Ltd. 2019-17A BR†	1.854% (3 Mo. LIBOR + 1.60%)	#	7/20/2032	7,720,000	7,653,511
Octagon Loan Funding Ltd. 2014-1A ARR†	1.668% (3 Mo. LIBOR + 1.18%)	#	11/18/2031	5,000,000	4,985,493
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	2,135,420	2,131,860
Rad CLO 7 Ltd. 2020-7A A1†	1.441% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	7,850,616	7,857,594
Romark CLO Ltd. 2017-1A A2R†	1.909% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	8,890,000	8,865,315
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	1,747,000	1,721,036
Signal Peak CLO 2 LLC 2015-1A DR2†	3.104% (3 Mo. LIBOR + 2.85%)	#	4/20/2029	2,000,000	1,974,030
Voya CLO Ltd. 2018-4A A1AR†	1.281% (3 Mo. LIBOR + 1.04%)	#	1/15/2032	3,950,000	3,924,325
Voya CLO Ltd. 2019-3A DR†	3.391% (3 Mo. LIBOR + 3.15%)	#	10/17/2032	8,660,000	8,557,635
Wind River CLO Ltd. 2015-2A DR†	2.839% (3 Mo. LIBOR + 2.60%)	#	10/15/2027	3,750,000	3,758,378
Total					230,177,488
Total Asset-Backed Securities (cost $301,202,353)					298,408,604

CONVERTIBLE BONDS 0.13%

Commercial Services
Chegg, Inc. (cost $4,048,354)	Zero Coupon		9/1/2026	5,000,000	4,100,000

CORPORATE BONDS 58.20%

Aerospace/Defense 0.10%
Bombardier, Inc. (Canada)†(b)	6.00%		2/15/2028	3,100,000	2,964,313

Agriculture 0.33%
Viterra Finance BV (Netherlands)†(b)	3.20%		4/21/2031	10,555,000	10,183,518

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Airlines 0.52%
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%		12/15/2023		$1,417,656	$1,429,550
American Airlines 2021-1 Class A Pass Through Trust	2.875%		1/11/2036		8,538,000	8,249,910
American Airlines Group, Inc.†	3.75%		3/1/2025		3,424,000	3,192,880
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026		3,003,010	3,044,091
Total						15,916,431

Apparel 0.21%
PVH Corp.	7.75%		11/15/2023		5,967,000	6,502,166

Auto Manufacturers 0.71%
General Motors Co.	6.75%		4/1/2046		17,093,000	21,661,583

Auto Parts & Equipment 0.10%
Dornoch Debt Merger Sub, Inc.†	6.625%		10/15/2029		3,200,000	2,972,000

Banks 9.43%
ABN AMRO Bank N.V. (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037		4,000,000	3,740,372
Bank Hapoalim BM (Israel)†(b)	3.255% (5 Yr. Treasury CMT + 2.16%)	#	1/21/2032		4,800,000	4,620,000
Bank of America Corp.	2.482% (5 Yr. Treasury CMT + 1.20%)	#	9/21/2036		10,000,000	9,086,737
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		18,612,000	17,917,435
Bank of Ireland Group plc (Ireland)(b)	4.125% (5 Yr. Treasury CMT + 2.50%)	#	9/19/2027		12,794,000	12,828,109
BankUnited, Inc.	5.125%		6/11/2030		9,962,000	10,561,948
BBVA Bancomer SA†	5.125% (5 Yr. Treasury CMT + 2.65%)	#	1/18/2033		4,300,000	4,151,263
BNP Paribas SA (France)†(b)	4.375% (5 Yr. Swap rate + 1.48%)	#	3/1/2033		7,230,000	7,452,065
BNP Paribas SA (France)†(b)	4.50% (5 Yr. Treasury CMT + 2.94%)	#	–	(c)	4,153,000	3,783,071

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(b)	3.116% (SOFR + 1.73%)	#	10/19/2032		$10,000,000	$9,435,102
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		18,611,000	17,680,207
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024		12,000,000	12,646,561
Discover Bank	4.682% (5 Yr. Swap rate + 1.73%)	#	8/9/2028		7,750,000	7,946,730
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032		5,104,000	4,735,196
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		8,237,000	10,836,752
Huntington Bancshares, Inc.†	2.487% (5 Yr. Treasury CMT + 1.17%)	#	8/15/2036		8,000,000	7,329,210
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (5 Yr. Treasury CMT + 2.60%)	#	6/1/2032		2,014,000	1,823,545
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033		6,620,000	6,549,268
Macquarie Bank Ltd. (Australia)†(b)	3.052% (5 Yr. Treasury CMT + 1.70%)	#	3/3/2036		9,790,000	9,130,372
Macquarie Bank Ltd. (Australia)†(b)	4.875%		6/10/2025		1,850,000	1,953,365
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%)	#	6/23/2032		3,724,000	3,498,170
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		6,125,000	5,643,514
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036		9,129,000	8,296,177
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030		1,395,000	1,506,742
Morgan Stanley	5.00%		11/24/2025		4,496,000	4,862,429
Morgan Stanley	5.875% (3 Mo. LIBOR + 4.44%)	#	–	(c)	4,747,000	5,081,935
National Australia Bank Ltd. (Australia)†(b)	2.99%		5/21/2031		3,443,000	3,289,692
National Australia Bank Ltd. (Australia)†(b)	3.933% (5 Yr. Treasury CMT + 1.88%)	#	8/2/2034		11,000,000	11,146,658
NatWest Group plc (United Kingdom)(b)	3.032% (5 Yr. Treasury CMT + 2.35%)	#	11/28/2035		7,000,000	6,493,506

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander Holdings USA, Inc.	4.40%		7/13/2027	$9,963,000	$10,502,652
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%)	#	5/6/2031	8,000,000	8,062,715
UBS AG (Switzerland)(b)	5.125%		5/15/2024	13,800,000	14,369,209
UBS AG	7.625%		8/17/2022	8,750,000	8,960,842
UniCredit SpA (Italy)†(b)	5.459% (5 Yr. Treasury CMT + 4.75%)	#	6/30/2035	3,270,000	3,261,266
Wells Fargo & Co.(d)	3.35% (SOFR + 1.50%)	#	3/2/2033	6,461,000	6,548,982
Western Alliance Bancorp	3.00% (SOFR + 2.25%)	#	6/15/2031	2,558,000	2,544,899
Westpac Banking Corp. (Australia)(b)	2.668% (5 Yr. Treasury CMT + 1.75%)	#	11/15/2035	8,000,000	7,252,548
Westpac Banking Corp. (Australia)(b)	4.11% (5 Yr. Treasury CMT + 2.00%)	#	7/24/2034	9,061,000	9,364,746
Westpac Banking Corp. (Australia)(b)	4.322% (USD ICE 5 Yr. Swap rate + 2.24%)	#	11/23/2031	3,197,000	3,332,381
Total					288,226,371

Building Materials 0.09%
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030	2,944,000	2,810,946

Chemicals 1.19%
Alpek SAB de CV (Mexico)†(b)	4.25%		9/18/2029	10,000,000	9,953,950
Braskem Netherlands Finance BV (Netherlands)†(b)	4.50%		1/31/2030	17,000,000	16,830,000
CF Industries, Inc.	5.15%		3/15/2034	4,987,000	5,595,963
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	1,037,000	1,044,627
Unifrax Escrow Issuer Corp.†	7.50%		9/30/2029	3,150,000	2,879,557
Total					36,304,097

Coal 0.23%
Peabody Energy Corp.†	6.375%		3/31/2025	6,875,000	6,943,819

Commercial Services 1.31%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.375%		7/3/2029	10,000,000	9,821,490
CoStar Group, Inc.†	2.80%		7/15/2030	5,328,000	5,079,850

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Commercial Services (continued)
Triton Container International Ltd./TAL International Container Corp.	3.25%		3/15/2032		$9,971,000	$9,563,336
United Rentals North America, Inc.	3.875%		11/15/2027		15,375,000	15,623,844
Total						40,088,520

Computers 1.63%
Ahead DB Holdings LLC†	6.625%		5/1/2028		2,228,000	2,096,804
CA Magnum Holdings (Mauritius)†(b)	5.375%		10/31/2026		2,736,000	2,746,260
Condor Merger Sub, Inc.	7.375%		2/15/2030		4,352,000	4,189,583
Crowdstrike Holdings, Inc.	3.00%		2/15/2029		7,000,000	6,575,065
Dell International LLC/EMC Corp.†	3.375%		12/15/2041		4,867,000	4,274,187
Dell International LLC/EMC Corp.	8.35%		7/15/2046		11,489,000	17,458,042
Leidos Holdings, Inc.	5.95%		12/1/2040		1,325,000	1,481,589
Leidos, Inc.	4.375%		5/15/2030		2,052,000	2,181,851
Leidos, Inc.	7.125%		7/1/2032		6,806,000	8,687,791
Total						49,691,172

Diversified Financial Services 2.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.30%		1/30/2032		2,431,000	2,309,721
Aircastle Ltd.†	2.85%		1/26/2028		14,813,000	14,158,493
Ally Financial, Inc.	4.70% (5 Yr. Treasury CMT + 3.87%)	#	–	(c)	3,182,000	3,045,174
Ally Financial, Inc.	8.00%		11/1/2031		7,990,000	10,534,043
Aviation Capital Group LLC†	3.50%		11/1/2027		3,918,000	3,875,244
Coinbase Global, Inc.†	3.375%		10/1/2028		18,000,000	16,435,350
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(b)	6.50%		9/15/2024		4,239,070	3,907,162
Midcap Financial Issuer Trust†	6.50%		5/1/2028		4,000,000	3,910,960
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		2,900,000	2,895,650
Navient Corp.	6.75%		6/25/2025		7,825,000	8,172,273
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		6,115,000	6,608,183
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		5,679,000	6,362,231
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(b)	6.375%		2/1/2030		4,377,000	4,173,557
Total						86,388,041

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 6.70%
AES Corp. (The)	2.45%	1/15/2031	$5,975,000	$5,535,434
AES Panama Generation Holdings SRL (Panama)†(b)	4.375%	5/31/2030	10,000,000	9,667,900
Alfa Desarrollo S.p.A. (Chile)†(b)	4.55%	9/27/2051	7,000,000	5,935,615
CenterPoint Energy Houston Electric LLC	3.00%	3/1/2032	4,987,000	5,063,734
Colbun SA (Chile)†(b)	3.15%	3/6/2030	12,000,000	11,245,440
Comision Federal de Electricidad (Mexico)†(b)	4.688%	5/15/2029	15,000,000	14,893,875
Constellation Energy Generation LLC	6.25%	10/1/2039	15,191,000	17,733,034
Duquesne Light Holdings, Inc.†	2.775%	1/7/2032	14,523,000	13,701,843
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650,000	3,189,075
FirstEnergy Corp.	4.40%	7/15/2027	5,500,000	5,705,398
FirstEnergy Transmission LLC†	4.55%	4/1/2049	6,480,000	6,684,444
IPALCO Enterprises, Inc.	4.25%	5/1/2030	10,206,000	10,633,672
Metropolitan Edison Co.†	4.00%	4/15/2025	2,007,000	2,060,872
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	7,000,000	6,874,420
NRG Energy, Inc.†	4.45%	6/15/2029	14,584,000	15,238,423
Oglethorpe Power Corp.	5.95%	11/1/2039	9,881,000	12,223,008
Pacific Gas and Electric Co.	4.55%	7/1/2030	25,866,000	26,590,186
Pike Corp.†	5.50%	9/1/2028	2,799,000	2,697,522
Puget Energy, Inc.	4.10%	6/15/2030	15,309,000	15,892,887
Vistra Operations Co. LLC†	3.55%	7/15/2024	13,009,000	13,185,800
Total				204,752,582

Energy-Alternate Sources 0.34%
Sweihan PV Power Co PJSC (United Arab Emirates)†(b)	3.625%	1/31/2049	6,660,000	6,378,129
Topaz Solar Farms LLC†	5.75%	9/30/2039	3,394,664	3,876,995
Total				10,255,124

Engineering & Construction 0.85%
Cellnex Finance Co. S.A. (Spain)†(b)	3.875%	7/7/2041	8,563,000	7,165,090
Fluor Corp.	4.25%	9/15/2028	16,240,000	15,922,833
IEA Energy Services LLC†	6.625%	8/15/2029	3,200,000	2,965,856
Total				26,053,779

Food 0.26%
Agrosuper SA (Chile)†(b)	4.60%	1/20/2032	8,000,000	7,812,520

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Forest Products & Paper 0.48%
Suzano Austria GmbH (Brazil)(b)	3.75%		1/15/2031	$12,600,000	$11,818,674
Sylvamo Corp.†	7.00%		9/1/2029	3,000,000	3,011,235
Total					14,829,909

Health Care-Services 0.41%
Centene Corp.	4.625%		12/15/2029	12,218,000	12,604,761

Home Builders 0.91%
NVR, Inc.	3.00%		5/15/2030	7,863,000	7,818,828
PulteGroup, Inc.	6.375%		5/15/2033	6,069,000	7,504,560
Toll Brothers Finance Corp.	3.80%		11/1/2029	4,224,000	4,246,534
Toll Brothers Finance Corp.	4.875%		3/15/2027	7,738,000	8,256,333
Total					27,826,255

Insurance 2.08%
Aon Corp.	8.205%		1/1/2027	5,545,000	6,671,690
Assurant, Inc.	2.65%		1/15/2032	3,049,000	2,814,226
Assurant, Inc.	3.70%		2/22/2030	9,896,000	10,117,920
CNO Financial Group, Inc.	5.25%		5/30/2025	10,855,000	11,625,324
CNO Financial Group, Inc.	5.25%		5/30/2029	9,239,000	9,994,858
First American Financial Corp.	2.40%		8/15/2031	4,000,000	3,654,654
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%)	#	10/15/2051	5,469,000	5,230,552
Protective Life Corp.	8.45%		10/15/2039	5,103,000	7,525,046
Selective Insurance Group, Inc.	5.375%		3/1/2049	5,081,000	5,877,137
Total					63,511,407

Internet 0.64%
Netflix, Inc.†	5.375%		11/15/2029	17,450,000	19,518,174

Iron-Steel 0.69%
CSN RESOURCES SA	5.875%		4/8/2032	10,000,000	9,742,000
Steel Dynamics, Inc.	5.00%		12/15/2026	4,985,000	5,119,645
United States Steel Corp.	6.875%		3/1/2029	6,000,000	6,172,350
Total					21,033,995

Leisure Time 0.10%
Carnival Corp.†	5.75%		3/1/2027	3,000,000	2,925,900

Lodging 0.32%
Sands China Ltd. (Macao)†(b)	3.25%		8/8/2031	12,000,000	9,780,000

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.93%
CNH Industrial Capital LLC	4.375%	4/5/2022	$6,102,000	$6,121,270
Flowserve Corp.	2.80%	1/15/2032	8,450,000	7,784,561
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	13,500,000	14,510,348
Total				28,416,179

Media 1.50%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	11,029,000	13,201,803
FactSet Research Systems, Inc.(d)	3.45%	3/1/2032	4,326,000	4,350,367
Time Warner Cable LLC	7.30%	7/1/2038	15,865,000	19,886,694
Time Warner Entertainment Co. LP	8.375%	7/15/2033	6,175,000	8,434,576
Total				45,873,440

Mining 2.73%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%	3/31/2029	15,000,000	15,063,643
Anglo American Capital plc (United Kingdom)†(b)	5.625%	4/1/2030	9,500,000	10,741,080
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%	4/1/2031	12,291,000	11,947,159
Freeport-McMoRan, Inc.	4.25%	3/1/2030	5,071,000	5,132,182
Freeport-McMoRan, Inc.	5.25%	9/1/2029	12,250,000	12,800,882
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	5,774,000	6,664,697
Glencore Funding LLC†	2.85%	4/27/2031	12,117,000	11,390,769
Minsur SA (Peru)†(b)	4.50%	10/28/2031	10,000,000	9,765,050
Total				83,505,462

Oil & Gas 8.90%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	2,770,000	2,937,197
Berry Petroleum Co. LLC†	7.00%	2/15/2026	5,441,000	5,365,533
California Resources Corp.†	7.125%	2/1/2026	2,183,000	2,272,852
Callon Petroleum Co.†	8.00%	8/1/2028	9,750,000	10,151,846
Canacol Energy Ltd. (Canada)†(b)	5.75%	11/24/2028	4,909,000	4,624,695
Canadian Natural Resources Ltd. (Canada)(b)	7.20%	1/15/2032	6,558,000	8,442,937
Cenovus Energy, Inc. (Canada)(b)	3.75%	2/15/2052	1,697,000	1,533,364
Cenovus Energy, Inc. (Canada)(b)	5.375%	7/15/2025	7,184,000	7,784,133
Centennial Resource Production LLC†	6.875%	4/1/2027	9,000,000	8,977,770
Continental Resources, Inc.†	5.75%	1/15/2031	25,175,000	28,116,069
Diamondback Energy, Inc.	3.125%	3/24/2031	5,000,000	4,885,788
Diamondback Energy, Inc.	3.50%	12/1/2029	9,539,000	9,657,751
Diamondback Energy, Inc.	4.75%	5/31/2025	1,354,000	1,441,799

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	$5,587,000	$5,668,375
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	2,812,000	2,915,960
Eni S.p.A. (Italy)†(b)	5.70%	10/1/2040	11,398,000	13,601,364
Gulfport Energy Operating Corp.†	8.00%	5/17/2026	4,864,000	5,149,590
Helmerich & Payne, Inc.†	2.90%	9/29/2031	9,629,000	9,211,895
Hess Corp.	5.60%	2/15/2041	13,097,000	15,048,605
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	8,899,000	9,087,392
Independence Energy Finance LLC†	7.25%	5/1/2026	7,000,000	6,991,670
Kosmos Energy Ltd.†	7.75%	5/1/2027	1,750,000	1,700,650
Laredo Petroleum, Inc.†	7.75%	7/31/2029	2,750,000	2,676,850
Laredo Petroleum, Inc.	10.125%	1/15/2028	6,000,000	6,357,780
Lundin Energy Finance BV (Netherlands)†(b)	3.10%	7/15/2031	10,000,000	9,550,670
Matador Resources Co.	5.875%	9/15/2026	3,000,000	3,048,750
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	8,000,000	8,098,400
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	1,943,000	2,028,939
Nabors Industries Ltd.†	7.25%	1/15/2026	6,000,000	5,859,810
Occidental Petroleum Corp.	6.20%	3/15/2040	8,500,000	9,472,188
Occidental Petroleum Corp.	6.625%	9/1/2030	7,433,000	8,661,155
OGX Austria GmbH (Brazil)†(b)(e)	8.50%	6/1/2018	1,800,000	36
Ovintiv, Inc.	6.50%	2/1/2038	6,362,000	7,551,542
Ovintiv, Inc.	6.625%	8/15/2037	4,000,000	4,874,946
PDC Energy, Inc.	5.75%	5/15/2026	3,000,000	3,048,870
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	3,250,000	3,266,429
SM Energy Co.	6.625%	1/15/2027	4,426,000	4,498,122
SM Energy Co.	6.75%	9/15/2026	2,324,000	2,350,191
Southwestern Energy Co.	5.375%	3/15/2030	12,000,000	12,411,360
Suncor Energy, Inc. (Canada)(b)	7.875%	6/15/2026	8,027,000	9,533,906
Viper Energy Partners LP†	5.375%	11/1/2027	2,935,000	3,014,773
Total				271,871,952

Oil & Gas Services 0.55%
Halliburton Co.	7.45%	9/15/2039	4,369,000	5,978,080
NOV, Inc.	3.60%	12/1/2029	5,632,000	5,652,945
Weatherford International Ltd.†	8.625%	4/30/2030	5,000,000	5,084,950
Total				16,715,975

Packaging & Containers 0.39%
Sprint Capital Corp.	6.875%	11/15/2028	10,000,000	11,890,850

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Pharmaceuticals 0.73%
Bayer Corp.†	6.65%	2/15/2028		$12,162,000	$14,359,158
Bayer US Finance II LLC†	4.375%	12/15/2028		7,450,000	7,952,211
Total					22,311,369

Pipelines 2.06%
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027		7,707,000	8,410,936
Eastern Gas Transmission & Storage, Inc.†	4.60%	12/15/2044		4,529,000	4,902,146
EIG Pearl Holdings S.a.r.l. (Luxembourg)†(b)	3.545%	8/31/2036		6,860,000	6,700,608
NGPL PipeCo LLC†	4.875%	8/15/2027		20,258,000	21,894,628
Oleoducto Central SA (Colombia)†(b)	4.00%	7/14/2027		12,000,000	11,330,520
Williams Cos., Inc. (The)	8.75%	3/15/2032		7,000,000	9,824,840
Total					63,063,678

Real Estate 0.39%
Country Garden Holdings Co. Ltd. (China)(b)	3.875%	10/22/2030		7,000,000	4,550,000
Logan Group Co. Ltd. (China)(b)	4.50%	1/13/2028		12,000,000	3,360,000
Sunac China Holdings Ltd. (China)(b)	7.00%	7/9/2025		10,000,000	3,875,000
Total					11,785,000

REITS 2.31%
American Homes 4 Rent LP	2.375%	7/15/2031		3,712,000	3,415,914
American Homes 4 Rent LP	4.90%	2/15/2029		3,352,000	3,704,030
CyrusOne LP/CyrusOne Finance Corp.	2.15%	11/1/2030		7,000,000	6,806,660
EPR Properties	3.75%	8/15/2029		5,913,000	5,706,914
EPR Properties	4.95%	4/15/2028		10,915,000	11,258,928
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		7,325,000	8,126,648
Goodman US Finance Three LLC†	3.70%	3/15/2028		10,835,000	11,352,128
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030		3,122,000	2,877,329
Invitation Homes Operating Partnership LP	2.00%	8/15/2031		8,674,000	7,733,110
MPT Operating Partnership LP/MPT Finance Corp.	4.625%	8/1/2029		9,632,000	9,685,024
Total					70,666,685

Retail 0.66%
Bath & Body Works, Inc.	6.875%	11/1/2035		2,595,000	2,872,120
CEC Entertainment LLC†	6.75%	5/1/2026		3,000,000	2,859,930
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		3,500,000	2,929,902
LBM Acquisition LLC†	6.25%	1/15/2029		3,125,000	2,901,016
Park River Holdings, Inc.†	5.625%	2/1/2029		3,300,000	2,851,580
Party City Holdings, Inc.†	8.75%	2/15/2026		2,875,000	2,882,187
Stonegate Pub Co. Financing 2019 plc(a)	8.00%	7/13/2025	GBP	2,200,000	2,999,732
Total					20,296,467

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors 1.54%
Broadcom, Inc.	4.15%	11/15/2030	$27,274,000	$28,640,791
Qorvo, Inc.†	3.375%	4/1/2031	10,000,000	9,402,700
Qorvo, Inc.	4.375%	10/15/2029	8,909,000	9,023,837
Total				47,067,328

Software 2.13%
MSCI, Inc.†	3.25%	8/15/2033	10,555,000	10,001,285
Oracle Corp.	2.875%	3/25/2031	13,672,000	13,058,948
Oracle Corp.	5.375%	7/15/2040	11,364,000	12,528,365
Oracle Corp.	6.125%	7/8/2039	16,383,000	19,550,289
VMware, Inc.	4.70%	5/15/2030	8,967,000	9,854,659
Total				64,993,546

Telecommunications 0.63%
AT&T, Inc.	3.50%	9/15/2053	10,000,000	9,158,173
T-Mobile USA, Inc.	3.50%	4/15/2031	4,900,000	4,831,106
T-Mobile USA, Inc.	3.875%	4/15/2030	5,000,000	5,175,793
Total				19,165,072

Transportation 0.19%
Carriage Purchaser, Inc.†	7.875%	10/15/2029	3,250,000	3,096,438
Seaspan Corp. (Hong Kong)†(b)	5.50%	8/1/2029	3,000,000	2,863,020
Total				5,959,458

Trucking & Leasing 0.10%
Fortress Transportation and Infrastructure Investors LLC†	5.50%	5/1/2028	3,150,000	3,013,904
Total Corporate Bonds (cost $1,833,060,668)				1,778,153,748

FLOATING RATE LOANS(f) 14.14%

Advertising 0.67%
Lamar Media Corporation 2020 Term Loan B	1.637% (1 Mo. LIBOR + 1.50%)	2/5/2027	20,585,250	20,469,458

Apparel 0.24%
Crocs Inc Term Loan B	4.199% (3 Mo. SOFR + 3.50%)	2/17/2029	7,526,881	7,452,290

Automobile Manufacturers 0.11%
Ford Motor Company Unsecured Term Loan	1.92% (1 Mo. LIBOR + 1.75%)	12/31/2022	3,314,916	3,290,054

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 0.49%
Walker & Dunlop, Inc. 2021 Term Loan	–	(g)	12/16/2028	$14,982,814	$14,926,629

Chemicals 0.40%
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.936% (3 Mo. LIBOR + 1.63%)		1/17/2025	12,222,914	12,207,635

Commercial Services 0.46%
Syniverse Holdings, Inc. 2018 1st Lien Term Loan	6.00% (3 Mo. LIBOR + 5.00%)		3/9/2023	7,377,695	7,260,906
Trans Union, LLC 2019 Term Loan B5	1.959% (1 Mo. LIBOR + 1.75%)		11/16/2026	7,058,418	6,960,800
Total					14,221,706

Containers 0.32%
Owens-Illinois, Inc. 2019 Tranche A Term Loan A	1.709% (1 Mo. LIBOR + 1.50%)		6/25/2024	9,945,312	9,895,585

Diversified Financial Services 2.60%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	2.75% (1 Mo. LIBOR + 2.25%)		12/1/2027	27,404,138	27,274,516
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	1.974% (3 Mo. LIBOR + 1.75%)		10/6/2023	6,295,046	6,287,177
Setanta Aircraft Leasing Designated Activity Company Term Loan B (Ireland)(b)	2.14% (3 Mo. LIBOR + 2.00%)		11/5/2028	46,181,157	45,971,957
Total					79,533,650

Entertainment 0.73%
Churchill Downs Incorporated 2021 Incremental Term Loan B1	2.21% (1 Mo. LIBOR + 2.00%)		3/17/2028	16,268,958	16,092,684
Scientific Games International, Inc. 2018 Term Loan B5	2.959% (1 Mo. LIBOR + 2.75%)		8/14/2024	6,222,303	6,188,889
Total					22,281,573

Food 1.02%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(b)	2.804% (6 Mo. LIBOR + 2.00%)		5/1/2026	31,213,772	31,053,801

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Government 1.31%
Seminole Tribe of Florida 2018 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)	7/8/2024	$40,068,605	$39,968,434

Health Care Services 0.83%
DaVita, Inc. 2019 Delayed Draw Term Loan A	1.709% (1 Mo. LIBOR + 1.50%)	8/12/2024	10,677,435	10,677,435
DaVita, Inc. 2020 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)	8/12/2026	8,925,396	8,846,808
HCA, Inc. 2021 Term Loan B14	1.959% (1 Mo. LIBOR + 1.75%)	6/30/2028	5,923,390	5,939,146
Total				25,463,389

Internet 0.21%
Comcast Hulu Holdings, LLC Term Loan A	1.084% (1 Mo. LIBOR + .88%)	3/15/2024	6,330,556	6,298,903

Lodging 0.80%
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.937% (1 Mo. LIBOR + 1.75%)	6/22/2026	23,816,636	23,499,160
Resorts World Las Vegas LLC Term Loan A	1.71% (1 Mo. LIBOR + 1.50%)	4/16/2024	1,087,500	1,071,188
Total				24,570,348

Media 0.66%
Charter Communications Operating, LLC 2019 Term Loan B1	1.96% (1 Mo. LIBOR + 1.75%)	4/30/2025	7,926,709	7,906,297
Nielsen Finance LLC USD Term Loan B4	2.125% (1 Mo. LIBOR + 2.00%)	10/4/2023	12,301,194	12,290,616
Total				20,196,913

Oil & Gas 0.55%
Southwestern Energy Company 2021 Term Loan	3.00% (3 Mo. SOFR + 2.50%)	6/22/2027	16,791,496	16,749,601

Real Estate Investment Trusts 0.22%
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.137% (1 Mo. LIBOR + 1.00%)	1/31/2025	6,658,380	6,658,380

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 1.49%
Burlington Coat Factory Warehouse Corporation 2021 Term Loan B6	2.21% (1 Mo. LIBOR + 2.00%)		6/24/2028	$17,774,987	$17,667,627
Murphy USA, Inc. Term Loan B	2.25% (1 Mo. LIBOR + 1.75%)		1/31/2028	27,712,736	27,808,067
Total					45,475,694

Telecommunications 0.52%
CenturyLink, Inc. 2020 Term Loan A	2.209% (1 Mo. LIBOR + 2.00%)		1/31/2025	8,437,208	8,397,637
Go To Group, Inc. Term Loan B	4.887% (1 Mo. LIBOR + 4.75%)		8/31/2027	7,560,133	7,448,281
Total					15,845,918

Transportation 0.51%
XPO Logistics, Inc. 2018 Term Loan B	1.858% (1 Mo. LIBOR + 1.75%)		2/24/2025	15,813,983	15,612,434
Total Floating Rate Loans (cost $434,117,564)					432,172,395

FOREIGN GOVERNMENT OBLIGATIONS 0.07%

Sri Lanka
Sri Lanka Government International Bond (Sri Lanka)†(b)(h) (cost $2,586,793)	5.875%		7/25/2022	2,840,000	2,075,728

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Federal Home Loan Mortgage Corp. 1363 B	Zero Coupon		8/15/2022	752	752
Government National Mortgage Assoc. 2013-48 IO	0.502%	#(i)	7/16/2054	8,726,006	158,828
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $350,173)					159,580

MUNICIPAL BONDS 0.25%

Miscellaneous
State of Illinois (cost $7,134,096)	5.10%		6/1/2033	6,855,000	7,567,310

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.20%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(i)	12/25/2059	486,690	486,277
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(i)	10/25/2066	3,436,153	3,348,931
BBCMS Mortgage Trust 2019-BWAY C†	1.801% (1 Mo. LIBOR + 1.61%)	#	11/15/2034	3,950,000	3,873,671

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BFLD 2019-DPLO E†	2.431% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	$8,000,000	$7,834,390
BX Commercial Mortgage Trust 2019-IMC E†	2.341% (1 Mo. LIBOR + 2.15%)	#	4/15/2034	4,000,000	3,910,868
BX Commercial Mortgage Trust 2019-XL D†	1.641% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	5,975,500	5,922,458
BX Commercial Mortgage Trust 2019-XL E†	1.991% (1 Mo. LIBOR + 1.80%)	#	10/15/2036	5,057,500	5,007,685
BX Commercial Mortgage Trust 2019-XL F†	2.191% (1 Mo. LIBOR + 2.00%)	#	10/15/2036	5,622,750	5,540,398
Citigroup Commercial Mortgage Trust 2016-P3 C	4.888%	#(i)	4/15/2049	5,960,000	5,936,424
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.319%	#(i)	7/10/2050	3,017,634	3,037,124
Connecticut Avenue Securities Trust 2022-R01 1M2†	1.949% (1 Mo. SOFR + 1.90%)	#	12/25/2041	4,400,000	4,310,457
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(i)	2/25/2050	1,414,081	1,402,774
Credit Suisse Mortgage Capital Certificates Trust 2022-NQM1 A1†	2.265%	#(i)	11/25/2066	3,960,351	3,906,184
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	4,200,000	4,194,899	(j)
CS Master Trust 2021-BLUF A†	4.527% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	2,400,000	2,403,734
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	2.049% (1 Mo. SOFR + 2.00%)	#	11/25/2041	3,780,000	3,621,160
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	0.999% (1 Mo. SOFR + .95%)	#	12/25/2041	10,550,000	10,413,197
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B†	1.90% (1 Mo. SOFR + 1.85%)	#	1/25/2042	5,680,000	5,599,863
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1†	0.899% (1 Mo. SOFR + .85%)	#	11/25/2041	9,500,000	9,392,254

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M2†	1.849% (1 Mo. SOFR + 1.80%)	#	11/25/2041	$4,770,000	$4,608,928
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	300,157	300,896
Great Wolf Trust 2019-WOLF A†	1.225% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	8,100,000	8,002,119
Great Wolf Trust 2019-WOLF E†	2.923% (1 Mo. LIBOR + 2.73%)	#	12/15/2036	1,902,000	1,830,680
GS Mortgage Securities Corp. Trust 2021-ROSS G†	4.842% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	5,160,000	5,063,660
GS Mortgage Securities Trust 2013-GC12 XA IO	1.39%	#(i)	6/10/2046	20,699,206	233,628
GS Mortgage Securities Trust 2013-GC12 XB IO	0.518%	#(i)	6/10/2046	47,400,000	246,082
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(i)	7/10/2048	1,022,000	1,034,698
GS Mortgage Securities Trust 2015-GS1 XB IO	0.18%	#(i)	11/10/2048	30,000,000	240,900
HPLY Trust 2019-HIT A†	1.191% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	2,962,383	2,931,854
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#(i)	8/5/2034	16,028,000	300,846
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#(i)	8/5/2034	18,308,000	29,110
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.263%	#(i)	7/15/2048	1,674,000	1,643,982
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	2,700,000	2,703,233
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	403,860	237,667
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(i)	1/26/2060	427,537	427,201
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054	10,000,000	9,664,578
One New York Plaza Trust 2020-1NYP B†	1.691% (1 Mo. LIBOR + 1.50%)	#	1/15/2036	7,330,000	7,250,349
PFP Ltd. 2019-6 C†	2.226% (1 Mo. LIBOR + 2.10%)	#	4/14/2037	4,575,500	4,564,752
Ready Capital Mortgage Financing LLC 2021-FL5 D†	3.108% (1 Mo. LIBOR + 3.00%)	#	4/25/2038	8,160,000	8,132,134
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(i)	1/26/2060	358,433	355,938
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(i)	2/25/2050	413,138	411,661

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	$414,916	$415,029
VMC Finance LLC 2019-FL3 A†	1.22% (1 Mo. LIBOR + 1.10%)	#	9/15/2036	1,150,554	1,147,240
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.305%	#(i)	7/15/2046	2,255,889	1,387,372
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.454%	#(i)	9/15/2048	3,451,000	3,384,039
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(i)	11/15/2050	2,089,000	2,122,368
Total Non-Agency Commercial Mortgage-Backed Securities (cost $161,642,764)					158,813,692

U.S. TREASURY OBLIGATIONS 11.82%
U.S. Treasury Bond	1.75%		8/15/2041	157,924,000	144,845,919
U.S. Treasury Bond	1.875%		11/15/2051	25,628,000	23,918,132
U.S. Treasury Bond	2.25%		2/15/2052	33,983,000	34,628,146
U.S. Treasury Note	1.50%		1/31/2027	98,707,000	97,557,989
U.S. Treasury Note	1.875%		2/15/2032	60,124,000	60,354,162
Total U.S. Treasury Obligations (cost $366,531,800)					361,304,348
Total Long-Term Investments (cost $3,110,674,565)					3,042,755,405

SHORT-TERM INVESTMENTS 0.92%

REPURCHASE AGREEMENTS 0.92%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $22,758,400 of U.S. Treasury Inflation Indexed Note at 0.375% due 07/15/2025; value: $28,617,958; proceeds: $28,056,801 (cost $28,056,801)				28,056,801	28,056,801
Total Investments in Securities 100.50% (cost $3,138,731,366)					3,070,812,206
Other Assets and Liabilities – Net(k) (0.50)%					(15,321,536)
Net Assets 100.00%					$3,055,490,670

CAD	Canadian Dollar.
GBP	British Pound.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REIT	Real Estate Investment.
SOFR	Secured Over Night Financing Rate.

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2022, the total value of Rule 144A securities was $1,187,630,155, which represents 38.87% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2022.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2022.
(g)	Interest rate to be determined.
(h)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 28, 2022
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 28, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	$60,000,000	$–

Credit Default Swaps on Indexes - Sell Protection at February 28, 2022(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.10	Citibank	3.000%	11/17/2059	9,800,000	$(854,183)	$(307,144)	$(1,161,327)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	2,950,000	(257,744)	(16,574)	(274,318)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	2,950,000	(240,204)	(34,114)	(274,318)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	7,900,000	(633,821)	(100,793)	(734,614)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	5,900,000	(480,119)	(68,517)	(548,636)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	3,000,000	(238,592)	(40,375)	(278,967)
					$(2,704,663)	$(567,517)	$(3,272,180)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2022

(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $567,517.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at February 28, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	4/20/2022	15,750,000	$12,602,016	$12,427,863	$174,153
Euro	Sell	State Street Bank and Trust	3/10/2022	3,633,000	4,162,908	4,074,735	88,173
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$262,326

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	3/10/2022	3,633,000	$4,112,619	$4,074,735	$(37,884)
British pound	Sell	Goldman Sachs	3/7/2022	2,316,000	3,067,368	3,107,024	(39,656)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(77,540)

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	March 2022	65	Short	EUR	(9,839,834)	EUR	(9,610,119)	$170,402
U.S. 2-Year Treasury Note	June 2022	1,983	Long		$425,634,528		$426,794,272	1,159,744
U.S. 5-Year Treasury Note	June 2022	2,111	Long		248,638,513		249,691,718	1,053,205
U.S. Treasury Long Bond	June 2022	292	Long		45,169,445		45,752,750	583,305
U.S. Ultra Treasury Bond	June 2022	269	Long		49,540,589		50,017,188	476,599
Total Unrealized Appreciation on Open Futures Contracts								$3,443,255

Reverse Repurchase Agreement Payable as of February 28, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank PLC	$453,765	$716,009 principal, Sri Lanka Government International Bond at 5.875% due 7/25/2022, $523,324 fair value	(5.00%)	2/3/2022	On Demand	$435,532

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $242.

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(concluded)

INCOME FUND February 28, 2022

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$298,408,604	$–	$298,408,604
Convertible Bonds	–	4,100,000	–	4,100,000
Corporate Bonds	–	1,778,153,748	–	1,778,153,748
Floating Rate Loans	–	432,172,395	–	432,172,395
Foreign Government Obligations	–	2,075,728	–	2,075,728
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	159,580	–	159,580
Municipal Bonds	–	7,567,310	–	7,567,310
Non-Agency Commercial Mortgage-Backed Securities	–	154,618,793	4,194,899	158,813,692
U.S. Treasury Obligations	–	361,304,348	–	361,304,348

Short-Term Investments
Repurchase Agreements	–	28,056,801	–	28,056,801
Total	$–	$3,066,617,307	$4,194,899	$3,070,812,206
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(3,272,180)	–	(3,272,180)
Forward Foreign Currency Exchange Contracts
Assets	–	262,326	–	262,326
Liabilities	–	(77,540)	–	(77,540)
Futures Contracts
Assets	3,443,255	–	–	3,443,255
Liabilities	–	–	–	–
Reverse Repurchase Agreements
Assets	–	–	–	–
Liabilities	–	(435,532)	–	(435,532)
Total	$3,443,255	$(3,522,926)	$–	$(79,671)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 94.17%

ASSET-BACKED SECURITIES 20.30%

Automobiles 5.45%
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	$2,545,056	$2,555,755
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	141,691	142,016
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	107,261	107,724
Avis Budget Rental Car Funding AESOP LLC D†	3.34%	8/20/2026	5,000,000	4,826,074
Avis Budget Rental Car Funding AESOP LLC 2019-2A A†	3.35%	9/22/2025	5,000,000	5,143,518
Capital One Prime Auto Receivables Trust 2021-1 A2	0.32%	2/18/2025	3,690,000	3,669,677
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	131,118	131,557
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	425,873	427,713
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	393,877	386,972
Carvana Auto Receivables Trust 2021-N2 A1	0.32%	3/10/2028	1,999,574	1,985,639
CPS Auto Receivables Trust 2017-B E†	5.75%	12/15/2023	204,414	204,918
CPS Auto Receivables Trust 2017-D D†	3.73%	9/15/2023	31,597	31,679
CPS Auto Receivables Trust 2019-C C†	2.84%	6/16/2025	34,862	34,930
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	281,000	284,226
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	330,937	331,883
CPS Auto Receivables Trust 2020-C B†	1.01%	1/15/2025	2,743,617	2,744,334
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	1,325,000	1,294,271
Donlen Fleet Lease Funding 2 LLC 2021-2 A2†	0.56%	12/11/2034	5,680,608	5,593,040
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	409,823	414,722
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	405,104	407,490
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	717,000	729,186
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	761,174	764,142
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	1,030,000	1,039,568
Drive Auto Receivables Trust 2020-2 D	3.05%	5/15/2028	1,800,000	1,830,823
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	875,000	866,848
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	830,000	813,723
Drive Auto Receivables Trust 2021-2 A2	0.36%	5/15/2024	2,430,461	2,426,268
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	3,772,000	3,639,624
Exeter Automobile Receivables Trust 2020-2A E†	7.19%	9/15/2027	15,258,000	16,513,718
Exeter Automobile Receivables Trust 2021-2A A2	0.27%	1/16/2024	163,296	163,273
Exeter Automobile Receivables Trust 2021-2A C	0.98%	6/15/2026	960,000	947,457
Exeter Automobile Receivables Trust 2021-2A D	1.40%	4/15/2027	1,675,000	1,638,276
Exeter Automobile Receivables Trust 2021-3A A2	0.34%	1/16/2024	1,567,389	1,566,431

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust 2021-3A D	1.55%	6/15/2027	$2,545,000	$2,473,717
Exeter Automobile Receivables Trust 2021-3A E†	3.04%	12/15/2028	1,680,000	1,628,183
Flagship Credit Auto Trust 2021-2 A†	0.37%	12/15/2026	13,723,506	13,612,870
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	1,403,000	1,395,771
Ford Credit Auto Lease Trust 2021-A A4	0.30%	4/15/2024	2,369,000	2,342,515
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	921,000	912,992
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	990,408	989,246
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	4,225,000	4,338,977
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	1,785,000	1,711,904
Ford Credit Auto Owner Trust REV2 2017-2 A†	2.36%	3/15/2029	1,417,000	1,426,119
Ford Credit Auto Owner Trust REV2 2019-1 A†	3.52%	7/15/2030	1,143,000	1,177,982
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	62,658	62,771
GLS Auto Receivables Issuer Trust 2021-3A A†	0.42%	1/15/2025	4,362,023	4,346,313
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	1,633,836	1,633,813
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	416,000	421,782
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	1,187,000	1,173,947
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	278,549	278,308
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	823,000	813,248
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	1,017,475	1,016,806
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	2,017,000	2,001,213
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	8,397,000	8,067,104
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	3,385,000	3,292,123
Hertz Vehicle Financing LLC 2021-1A D†	3.98%	12/26/2025	5,000,000	4,807,377
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	418,689	417,839
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	692,332	691,716
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	320,087	319,916
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%	5/15/2024	2,181,000	2,193,413
NextGear Floorplan Master Owner Trust 2019-2A A2†	2.07%	10/15/2024	6,561,000	6,596,118
OneMain Direct Auto Receivables Trust 2019-1A B†	3.95%	11/14/2028	6,674,000	6,953,450
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	5,545,000	5,391,364

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	$511,367	$513,235
Santander Drive Auto Receivables Trust 2020-4 D	1.48%	1/15/2027	6,325,000	6,308,920
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	806,000	800,860
Santander Drive Auto Receivables Trust 2021-2 A2	0.28%	4/15/2024	768,358	768,211
Santander Drive Auto Receivables Trust 2021-2 C	0.90%	6/15/2026	8,860,000	8,774,380
Santander Drive Auto Receivables Trust 2021-2 D	1.35%	7/15/2027	4,040,000	3,981,638
Santander Drive Auto Receivables Trust 2021-4 C	1.26%	2/16/2027	3,185,000	3,100,589
Santander Drive Auto Receivables Trust 2021-4 D	1.67%	10/15/2027	4,070,000	3,963,503
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	989,000	998,481
Santander Retail Auto Lease Trust 2021-A A3†	0.51%	7/22/2024	2,915,000	2,874,047
Santander Retail Auto Lease Trust 2021-C A2†	0.29%	4/22/2024	2,711,402	2,700,003
Santander Retail Auto Lease Trust 2021-C A3†	0.50%	3/20/2025	3,190,000	3,138,431
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%	5/15/2023	96,197	96,182
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%	1/15/2025	978,000	969,966
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	725,603	724,861
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	1,216,000	1,230,159
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	1,009,739	1,013,278
Westlake Automobile Receivables Trust 2020-1A B†	1.94%	4/15/2025	10,500,000	10,520,906
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	1,131,836	1,132,170
Westlake Automobile Receivables Trust 2021-1A C†	0.95%	3/16/2026	4,175,000	4,120,297
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%	4/15/2025	4,539,152	4,514,373
Westlake Automobile Receivables Trust 2021-2A C†	0.89%	7/15/2026	1,865,000	1,830,138
Westlake Automobile Receivables Trust 2021-2A D†	1.23%	12/15/2026	6,000,000	5,824,289
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%	2/15/2024	554,000	549,427
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	747,239	750,129
World Omni Select Auto Trust 2019-A C	2.38%	12/15/2025	226,000	227,238
World Omni Select Auto Trust 2019-A D	2.59%	12/15/2025	572,000	572,979
Total				218,145,062

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.15%
Capital One Multi-Asset Execution Trust 2017-A6 A6	2.29%		7/15/2025	$1,107,000	$1,114,916
Capital One Multi-Asset Execution Trust 2019-A2 A2	1.72%		8/15/2024	289,000	290,160
Master Credit Card Trust II Series 2018-1A A†	0.661% (1 Mo. LIBOR + .49%)	#	7/21/2024	1,254,000	1,256,194
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	999,000	1,009,682
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	2,551,000	2,564,388
Total					6,235,340

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.697%		8/25/2035	13,357	13,065

Other 14.15%
ACREC Ltd. 2021-FL1 A†	1.287% (1 Mo. LIBOR + 1.15%)	#	10/16/2036	8,500,000	8,464,769
ACRES Commercial Realty Ltd. 2021-FL2 A†	1.52% (1 Mo. LIBOR + 1.40%)	#	1/15/2037	13,290,000	13,210,260
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	3,550,000	3,493,297
AMMC CLO Ltd. 2016-19A CR†	2.791% (3 Mo. LIBOR + 2.55%)	#	10/16/2028	750,000	751,568
AMMC CLO Ltd. 2020-23A A1R†	1.281% (3 Mo. LIBOR + 1.04%)	#	10/17/2031	15,000,000	14,917,500
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	71,403	71,598
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	362,147	364,035
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.328% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	970,000	969,376
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	1.328% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	1,212,000	1,204,122
Apidos CLO XXIV 2016-24A A1AL†	1.204% (3 Mo. LIBOR + .95%)	#	10/20/2030	510,000	507,759
Apidos Clo Xxv 2016-25A A1R†	1.424% (3 Mo. LIBOR + 1.17%)	#	10/20/2031	6,970,000	6,943,312
Apidos CLO XXXI 2019-31A A1R†	1.341% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	5,000,000	4,982,897

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	$4,793,676	$4,680,305
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	1.291% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	1,980,000	1,964,655
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	1.261% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	6,890,000	6,853,769
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	1.541% (1 Mo. LIBOR + 1.35%)	#	11/15/2036	10,940,000	10,904,364
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	1.50% (1 Mo. SOFR + 1.45%)	#	1/15/2037	20,000,000	20,000,143
ARES L CLO Ltd. 2018-50A AR†	1.291% (3 Mo. LIBOR + 1.05%)	#	1/15/2032	4,180,000	4,148,023
Atalaya Equipment Leasing Trust 2021-1A A2†	1.23%		5/15/2026	6,250,000	6,200,557
Bain Capital Credit CLO 2018-2A A1†	1.328% (3 Mo. LIBOR + 1.08%)	#	7/19/2031	850,000	850,564
Bain Capital Credit CLO 2019-2A AR†	1.341% (3 Mo. LIBOR + 1.10%)	#	10/17/2032	9,100,000	9,106,800
Bain Capital Credit CLO Ltd. 2017-1A A1R†	1.224% (3 Mo. LIBOR + .97%)	#	7/20/2030	6,000,000	5,991,131
Ballyrock CLO Ltd. 2019-1A A1R†	1.271% (3 Mo. LIBOR + 1.03%)	#	7/15/2032	10,000,000	9,977,355
Barings CLO Ltd. 2019-3A A1R†	1.324% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	3,020,000	3,017,318
BDS Ltd. 2021-FL7 A†	1.207% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	5,210,000	5,165,559
Benefit Street Partners CLO ILtd. 2013-IIIA A1R2†	1.254% (3 Mo. LIBOR + 1.00%)	#	7/20/2029	3,252,602	3,252,717
BlueMountain CLO Ltd. 2013-2A A1R†	1.439% (3 Mo. LIBOR + 1.18%)	#	10/22/2030	1,176,463	1,177,932
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.234% (3 Mo. LIBOR + .98%)	#	7/20/2029	1,190,000	1,189,772
BSPRT Issuer Ltd. 2021-FL7 A†	1.511% (1 Mo. LIBOR + 1.32%)	#	12/15/2038	7,600,000	7,562,593
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	1.234% (3 Mo. LIBOR + .98%)	#	7/20/2031	2,160,000	2,156,808

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Carlyle US CLO Ltd. 2017-2A A1R†	1.304% (3 Mo. LIBOR + 1.05%)	#	7/20/2031	$4,000,000	$3,978,821
Carlyle US CLO Ltd. 2017-3A A1AR†	1.154% (3 Mo. LIBOR + .90%)	#	7/20/2029	830,000	827,371
Carlyle US CLO Ltd. 2019-1A A1AR†	1.334% (3 Mo. LIBOR + 1.08%)	#	4/20/2031	12,000,000	11,994,138
Cedar Funding V CLO Ltd. 2016-5A A1R†	1.341% (3 Mo. LIBOR + 1.10%)	#	7/17/2031	3,400,000	3,400,230
Cedar Funding X CLO Ltd. 2019-10A AR†	1.354% (3 Mo. LIBOR + 1.10%)	#	10/20/2032	4,000,000	3,993,971
Cedar Funding XI Clo Ltd. 2019-11A A1R†	1.558% (3 Mo. LIBOR + 1.05%)	#	5/29/2032	3,220,000	3,216,375
Cedar Funding XIV CLO Ltd. 2021-14A A†	1.341% (3 Mo. LIBOR + 1.10%)	#	7/15/2033	2,340,000	2,332,705
CF Hippolyta LLC 2021-1A B1†	1.98%		3/15/2061	4,726,076	4,465,680
CIFC Funding II Ltd. 2013-2A A1L2†	Zero Coupon	#(a)	10/18/2030	4,000,000	3,999,452
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	2,760,000	2,729,539
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	585,767	591,460
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	350,656	355,485
Dryden CLO Ltd. 2019-72A AR†	1.586% (3 Mo. LIBOR + 1.08%)	#	5/15/2032	13,720,000	13,709,334
Dryden Senior Loan Fund 2017-47A A1R†	1.221% (3 Mo. LIBOR + .98%)	#	4/15/2028	6,000,000	5,993,183
Elmwood CLO X Ltd. 2021-3A A†	1.294% (3 Mo. LIBOR + 1.04%)	#	10/20/2034	4,880,000	4,848,276
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.209% (3 Mo. LIBOR + .95%)	#	7/24/2030	950,000	949,787
Generate CLO 2 Ltd. 2A AR†	1.409% (3 Mo. LIBOR + 1.15%)	#	1/22/2031	1,320,000	1,324,256
Grand Avenue CRE 2019-FL1 AS†	1.691% (1 Mo. LIBOR + 1.50%)	#	6/15/2037	545,432	546,321
Greystone CRE Notes Ltd. 2021-FL3 A†	1.211% (1 Mo. LIBOR + 1.02%)	#	7/15/2039	6,150,000	6,107,254
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	1.908% (3 Mo. LIBOR + 1.65%)	#	7/25/2027	553,040	553,490
HGI CRE CLO Ltd. 2021-FL2 A†	1.126% (1 Mo. LIBOR + 1.00%)	#	9/17/2036	6,890,000	6,814,641
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030	404,807	405,481
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	157,000	157,450

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	$2,664,000	$2,670,529
JFIN CLO Ltd. 2013-1A A1NR†	1.644% (3 Mo. LIBOR + 1.39%)	#	1/20/2030	1,380,139	1,380,868
JFIN CLO Ltd. 2013-1A A2R†	2.454% (3 Mo. LIBOR + 2.20%)	#	1/20/2030	690,295	690,697
KKR CLO Ltd. 24 A1R†	1.334% (3 Mo. LIBOR + 1.08%)	#	4/20/2032	4,980,000	4,979,423
KKR CLO Ltd. 30A A1R†	1.261% (3 Mo. LIBOR + 1.02%)	#	10/17/2031	10,000,000	9,988,750
KREF Ltd. 2021-FL2 A†	1.19% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	4,930,000	4,868,375
KREF Ltd. 2021-FL2 AS†	1.42% (1 Mo. LIBOR + 1.30%)	#	2/15/2039	4,830,000	4,733,400
LCM Loan Income Fund I Income Note Issuer Ltd. 27A A1 (Cayman Islands)(b)	1.321%		7/16/2031	8,250,000	8,254,439
Lendmark Funding Trust 2021-2A A†	2.00%		4/20/2032	10,585,000	10,032,086
LFT CRE Ltd. 2021-FL1 A†	1.361% (1 Mo. LIBOR + 1.17%)	#	6/15/2039	2,230,000	2,229,331
LFT CRE Ltd. 2021-FL1 B†	1.941% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	3,520,000	3,515,600
LoanCore Issuer Ltd. 2022-CRE7 A (Cayman Islands)(b)	1.599% (1 Mo. SOFR + 1.55%)	#	1/17/2037	19,880,000	19,880,095
Madison Park Funding XI Ltd. 2013-11A AR2†	1.159% (3 Mo. LIBOR + .90%)	#	7/23/2029	2,960,735	2,944,224
Magnetite Ltd. 2021-29A A†	1.231% (3 Mo. LIBOR + .99%)	#	1/15/2034	1,110,000	1,110,820
Magnetite XXII Ltd. 2019-22A AR†	1.301% (3 Mo. LIBOR + 1.06%)	#	4/15/2031	4,000,000	3,981,315
Mariner Finance Issuance Trust 2021-BA A†	2.10%		11/20/2036	3,340,000	3,187,486
Marlette Funding Trust 2021-3A B†	1.30%		12/15/2031	5,555,000	5,419,195
MF1 Ltd. 2021-FL6 AS†	1.576% (1 Mo. LIBOR + 1.45%)	#	7/16/2036	7,030,000	6,983,954
MF1 Ltd. 2021-FL7 A†	1.206% (1 Mo. LIBOR + 1.08%)	#	10/16/2036	5,500,000	5,451,445
MF1 Ltd. 2021-FL7 AS†	1.576% (1 Mo. LIBOR + 1.45%)	#	10/16/2036	5,400,000	5,318,349
MF1 Ltd. 2022-FL8 A†	1.398% (1 Mo. SOFR + 1.35%)	#	2/19/2037	14,520,000	14,461,013

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Mountain View CLO X Ltd. 2015-10A AR†	1.064% (3 Mo. LIBOR + .82%)	#	10/13/2027	$229,352	$229,409
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	67,342	67,588
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	16,590,000	15,967,401
Newark BSL CLO 2 Ltd. 2017-1A A1R†	1.228% (3 Mo. LIBOR + .97%)	#	7/25/2030	3,000,000	3,003,744
N-Star REL CDO VIII Ltd. 2006-8A B†	0.526% (1 Mo. LIBOR + .42%)	#	2/1/2041	822,791	797,381	(c)
Oaktree CLO Ltd. 2015-1A A1R†	1.124% (3 Mo. LIBOR + .87%)	#	10/20/2027	133,535	133,698
OCP CLO Ltd. 2016-12A A1R†	1.361% (3 Mo. LIBOR + 1.12%)	#	10/18/2028	1,719,162	1,718,733
OCP CLO Ltd. 2016-12A A2R†	1.841% (3 Mo. LIBOR + 1.60%)	#	10/18/2028	1,103,000	1,103,550
OCP CLO Ltd. 2019-17A A1R†	1.294% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	5,700,000	5,682,122
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.439% (3 Mo. LIBOR + 1.18%)	#	1/24/2033	8,400,000	8,419,841
Octagon Investment Partners 32 Ltd. 2017-1A A1R†	1.191% (3 Mo. LIBOR + .95%)	#	7/15/2029	5,000,000	5,000,744
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.191% (3 Mo. LIBOR + .95%)	#	7/15/2029	720,000	715,518
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	1.395% (3 Mo. LIBOR + 1.00%)	#	2/14/2031	1,960,000	1,954,940
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	210,000	213,857
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	16,497,000	17,000,637
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	197,155	197,644
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	10,764,000	10,671,847
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	904,000	892,331
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	647,000	634,515
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	633,713	644,548
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	67,763	67,763	(c)

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rad CLO Ltd. 2021-15A A†	1.337% (3 Mo. LIBOR + 1.09%)	#	1/20/2034	$12,610,000	$12,610,710
Romark CLO Ltd. 2017-1A A1R†	1.289% (3 Mo. LIBOR + 1.03%)	#	10/23/2030	10,000,000	9,972,820
Romark CLO Ltd. 2017-1A A2R†	1.909% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	10,000,000	9,972,233
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	71,673	71,757
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	2,107,000	2,118,804
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	2,350,000	2,356,590
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	1,800,000	1,778,668
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,130,000	1,089,595
SCF Equipment Leasing LLC 2022-1 A3	2.92%		7/20/2029	7,240,000	7,247,725
Signal Peak CLO 5 Ltd. 2018-5A A†	1.368% (3 Mo. LIBOR + 1.11%)	#	4/25/2031	15,000,000	15,020,291
Signal Peak CLO 8 Ltd. 2020-8A A†	1.524% (3 Mo. LIBOR + 1.27%)	#	4/20/2033	11,005,000	10,995,654
TCI-Flatiron CLO Ltd. 2017-1A AR†	1.429% (3 Mo. LIBOR + .96%)	#	11/18/2030	4,000,000	4,001,861
TCI-Flatiron CLO Ltd. 2018-1A ANR†	1.359% (3 Mo. LIBOR + 1.06%)	#	1/29/2032	500,000	499,878
TICP CLO XIV Ltd. 2019-14A A1R†	Zero Coupon	#(a)	10/20/2032	7,780,000	7,767,440
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	1,267,063	1,258,658
Upstart Securitization Trust 2021-5 A†	1.31%		11/20/2031	6,535,310	6,461,307
Venture CLO Ltd. 2018-33A A1LR†	1.301% (3 Mo. LIBOR + 1.06%)	#	7/15/2031	3,500,000	3,501,331
VERDE CLO Ltd. 2019-1A AR†	1.341% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	8,660,000	8,661,687
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	827,000	819,936
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	1,220,000	1,204,855
Voya CLO Ltd. 2018-4A A1AR†	1.281% (3 Mo. LIBOR + 1.04%)	#	1/15/2032	8,000,000	7,948,000
Wind River CLO Ltd. 2013-1A A1RR†	1.234% (3 Mo. LIBOR + .98%)	#	7/20/2030	10,000,000	9,998,331
Total					565,932,894

Rec Vehicle Loan 0.02%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	785,271	776,910

Student Loan 0.53%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	731,536	718,332

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Student Loan (continued)
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	$4,012,157	$3,888,867
Navient Private Education Refi Loan Trust 2021-FA A†	1.11%		2/18/2070	4,217,689	4,028,497
Navient Private Education Refi Loan Trust 2022-A A	2.23%		7/15/2070	7,330,000	7,272,090
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	4,672,608	4,486,048
SMB Private Education Loan Trust 2021-A A1†	0.691% (1 Mo. LIBOR + .50%)	#	1/15/2053	101,666	101,625
Towd Point Asset Trust 2018-SL1 A†	0.787% (1 Mo. LIBOR + .60%)	#	1/25/2046	714,124	712,484
Total					21,207,943
Total Asset-Backed Securities (cost $819,583,282)					812,311,214

CONVERTIBLE BONDS 0.02%

Internet
Weibo Corp. (China)(b) (cost $790,312)	1.25%		11/15/2022	798,000	786,030

CORPORATE BONDS 44.97%

Advertising 0.09%
Clear Channel International BV (United Kingdom)†(b)	6.625%		8/1/2025	3,557,000	3,613,912

Aerospace/Defense 0.81%
Boeing Co. (The)	2.196%		2/4/2026	1,200,000	1,171,507
Boeing Co. (The)	4.508%		5/1/2023	2,372,000	2,438,068
Boeing Co. (The)	4.875%		5/1/2025	6,333,000	6,735,804
Bombardier, Inc. (Canada)†(b)	7.125%		6/15/2026	5,750,000	5,748,735
Howmet Aerospace, Inc.	5.125%		10/1/2024	429,000	451,836
Howmet Aerospace, Inc.	6.875%		5/1/2025	2,965,000	3,269,202
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	615,000	636,233
TransDigm, Inc.†	6.25%		3/15/2026	5,500,000	5,666,017
TransDigm, Inc.†	8.00%		12/15/2025	5,905,000	6,172,851
Total					32,290,253

Agriculture 0.81%
BAT Capital Corp.	3.222%		8/15/2024	5,957,000	6,032,521
Imperial Brands Finance plc (United Kingdom)†(b)	3.125%		7/26/2024	1,871,000	1,893,081
Imperial Brands Finance plc (United Kingdom)†(b)	3.50%		2/11/2023	3,250,000	3,279,844

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture (continued)
Imperial Brands Finance plc (United Kingdom)†(b)	3.75%		7/21/2022	$12,100,000	$12,151,353
Reynolds American, Inc.	4.45%		6/12/2025	1,850,000	1,935,713
Viterra Finance BV (Netherlands)†(b)	2.00%		4/21/2026	7,352,000	7,113,774
Total					32,406,286

Airlines 0.40%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(b)	3.875%		3/15/2023	215,083	215,665
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%		12/15/2023	2,433,327	2,453,742
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		10/1/2022	743,662	745,021
American Airlines Group, Inc.†	3.75%		3/1/2025	2,743,000	2,557,848
American Airlines Group, Inc.†	5.00%		6/1/2022	1,680,000	1,686,115
British Airways 2013-1 Class A Pass Through Trust (United Kingdom)†(b)	4.625%		6/20/2024	849,785	874,549
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		4/11/2022	6,472,047	6,498,033
United Airlines, Inc.†	4.375%		4/15/2026	1,136,000	1,134,523
Total					16,165,496

Apparel 0.19%
PVH Corp.	4.625%		7/10/2025	5,561,000	5,879,222
William Carter Co. (The)†	5.50%		5/15/2025	1,826,000	1,878,315
Total					7,757,537

Auto Manufacturers 2.71%
Daimler Finance North America LLC†	3.65%		2/22/2024	2,775,000	2,859,100
Daimler Trucks Finance North America LLC†	2.00%		12/14/2026	939,000	906,537
Ford Motor Credit Co. LLC	1.383% (3 Mo. LIBOR + 1.08%)	#	8/3/2022	200,000	200,173
Ford Motor Credit Co. LLC	2.30%		2/10/2025	3,625,000	3,520,981
Ford Motor Credit Co. LLC	2.979%		8/3/2022	5,800,000	5,806,989
Ford Motor Credit Co. LLC	3.087%		1/9/2023	468,000	471,505
Ford Motor Credit Co. LLC	5.584%		3/18/2024	12,461,000	12,973,895
General Motors Co.	5.40%		10/2/2023	8,747,000	9,194,299
General Motors Co.	6.125%		10/1/2025	11,167,000	12,363,103
General Motors Financial Co., Inc.	2.75%		6/20/2025	1,378,000	1,378,256
General Motors Financial Co., Inc.	3.70%		5/9/2023	557,000	567,219
General Motors Financial Co., Inc.	3.95%		4/13/2024	2,837,000	2,918,387
General Motors Financial Co., Inc.	4.25%		5/15/2023	280,000	288,197
General Motors Financial Co., Inc.	5.10%		1/17/2024	6,578,000	6,902,855

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	0.80%		1/8/2024	$1,383,000	$1,343,825
Hyundai Capital America†	0.875%		6/14/2024	3,034,000	2,916,613
Hyundai Capital America†	1.00%		9/17/2024	1,088,000	1,047,040
Hyundai Capital America†	1.15%		11/10/2022	10,000,000	9,961,436
Hyundai Capital America†	1.25%		9/18/2023	2,272,000	2,240,812
Hyundai Capital America†	1.30%		1/8/2026	5,091,000	4,811,737
Hyundai Capital America†	1.50%		6/15/2026	1,692,000	1,594,977
Hyundai Capital America†	2.85%		11/1/2022	3,637,000	3,663,606
Hyundai Capital America†	3.00%		6/20/2022	213,000	213,676
Hyundai Capital America	3.40%		6/20/2024	6,181,000	6,308,459
Hyundai Capital America†	5.875%		4/7/2025	960,000	1,051,520
Kia Corp. (South Korea)†(b)	3.00%		4/25/2023	5,000,000	5,072,155
Stellantis N.V. (Netherlands)(b)	5.25%		4/15/2023	6,665,000	6,899,075
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	861,000	864,215
Total					108,340,642

Auto Parts & Equipment 0.28%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027	1,378,000	1,410,383
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	3,756,000	3,919,386
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(b)	4.75%		9/15/2026	2,273,296	2,294,415
ZF North America Capital, Inc.†	4.75%		4/29/2025	3,325,000	3,378,931
Total					11,003,115

Banks 11.91%
ABN AMRO Bank N.V. (Netherlands)(b)	4.40% (USD 5 Yr. Swap rate + 2.20%)	#	3/27/2028	4,600,000	4,678,693
ABN AMRO Bank N.V. (Netherlands)†(b)	4.75%		7/28/2025	3,635,000	3,831,297
ABN AMRO Bank N.V. (Netherlands)†(b)	4.80%		4/18/2026	2,000,000	2,131,514
ABN AMRO Bank N.V. (Netherlands)(b)	6.25%		4/27/2022	2,533,000	2,553,381
AIB Group plc (Ireland)†(b)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025	6,313,000	6,478,230
AIB Group plc (Ireland)†(b)	4.75%		10/12/2023	4,165,000	4,315,720
Akbank T.A.S. (Turkey)†(b)	5.00%		10/24/2022	600,000	602,764
ASB Bank Ltd. (New Zealand)†(b)	3.75%		6/14/2023	1,018,000	1,045,127
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	2,317,000	2,455,165
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.50%		3/19/2024	2,516,000	2,626,123
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(b)	4.125%		11/9/2022	6,582,000	6,681,454

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(b)	5.375%		4/17/2025	$5,279,000	$5,620,235
Bancolombia SA (Colombia)(b)	3.00%		1/29/2025	407,000	392,191
Bank of America Corp.	0.523% (SOFR + .41%)	#	6/14/2024	2,758,000	2,708,891
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	4,724,000	4,469,573
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	605,000	578,376
Bank of America Corp.	1.53% (SOFR + .65%)	#	12/6/2025	3,459,000	3,361,486
Bank of America Corp.	2.816% (3 Mo. LIBOR + .93%)	#	7/21/2023	3,978,000	3,999,353
Bank of America Corp.	3.95%		4/21/2025	4,991,000	5,178,623
Bank of Ireland Group plc (Ireland)†(b)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027	5,505,000	5,183,149
Bank of Ireland Group plc (Ireland)†(b)	4.50%		11/25/2023	5,242,000	5,427,445
BankUnited, Inc.	4.875%		11/17/2025	6,803,000	7,305,983
Barclays plc (United Kingdom)(b)	4.375%		9/11/2024	2,325,000	2,410,699
Barclays plc (United Kingdom)(b)	4.836%		5/9/2028	3,768,000	3,983,052
Barclays plc (United Kingdom)(b)	5.20%		5/12/2026	4,407,000	4,733,537
BBVA Bancomer SA†	4.375%		4/10/2024	2,250,000	2,322,990
BNP Paribas SA (France)†(b)	1.323% (SOFR + 1.00%)	#	1/13/2027	246,000	231,393
BNP Paribas SA (France)†(b)	3.375%		1/9/2025	934,000	953,239
BNP Paribas SA (France)†(b)	4.375%		9/28/2025	200,000	208,529
BNP Paribas SA (France)†(b)	4.375%		5/12/2026	636,000	663,529
BNP Paribas SA (France)†(b)	4.705% (3 Mo. LIBOR + 2.24%)	#	1/10/2025	1,050,000	1,091,565
BPCE SA (France)†(b)	2.375%		1/14/2025	696,000	688,920
BPCE SA (France)†(b)	4.50%		3/15/2025	1,324,000	1,375,828
BPCE SA (France)†(b)	4.875%		4/1/2026	786,000	832,489
BPCE SA (France)†(b)	5.15%		7/21/2024	5,000,000	5,247,192
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%)	#	7/24/2023	9,783,000	9,838,577
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	8,551,000	8,667,286
Citigroup, Inc.	3.875%		3/26/2025	2,023,000	2,097,094
Citigroup, Inc.	4.40%		6/10/2025	3,586,000	3,764,632
Citigroup, Inc.	5.50%		9/13/2025	11,700,000	12,762,022

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Credit Agricole SA (France)†(b)	4.375%		3/17/2025	$3,558,000	$3,691,987
Credit Suisse AG/New York NY	3.625%		9/9/2024	4,111,000	4,245,562
Credit Suisse Group AG (Switzerland)†(b)	1.305% (SOFR + .98%)	#	2/2/2027	436,000	404,542
Credit Suisse Group AG (Switzerland)†(b)	2.193% (SOFR + 2.04%)	#	6/5/2026	529,000	514,023
Credit Suisse Group AG (Switzerland)†(b)	2.593% (SOFR + 1.56%)	#	9/11/2025	2,557,000	2,545,224
Credit Suisse Group AG (Switzerland)†(b)	2.997% (3 Mo. LIBOR + 1.20%)	#	12/14/2023	5,000,000	5,043,804
Credit Suisse Group AG (Switzerland)(b)	3.75%		3/26/2025	1,536,000	1,576,205
Credit Suisse Group AG (Switzerland)†(b)	4.207% (3 Mo. LIBOR + 1.24%)	#	6/12/2024	785,000	804,822
Danske Bank A/S (Denmark)†(b)	0.976% (1 Yr. Treasury CMT + .55%)	#	9/10/2025	2,040,000	1,961,327
Danske Bank A/S (Denmark)†(b)	1.171% (1 Yr. Treasury CMT + 1.03%)	#	12/8/2023	5,059,000	5,024,319
Danske Bank A/S (Denmark)†(b)	1.226%		6/22/2024	3,037,000	2,974,089
Danske Bank A/S (Denmark)†(b)	1.621% (1 Yr. Treasury CMT + 1.35%)	#	9/11/2026	608,000	580,102
Danske Bank A/S (Denmark)†(b)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	11,328,000	11,466,065
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	16,478,000	17,365,836
Emirates NBD Bank PJSC (United Arab Emirates)(b)	3.25%		11/14/2022	1,725,000	1,746,640
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%)	#	6/19/2024	266,000	271,412
FNB Corp.	2.20%		2/24/2023	510,000	510,898
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + .54%)	#	11/17/2023	2,716,000	2,694,510
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%)	#	9/10/2024	2,758,000	2,693,731
Goldman Sachs Group, Inc. (The)	0.75% (SOFR + .70%)	#	1/24/2025	4,991,000	4,996,888
Goldman Sachs Group, Inc. (The)	1.217%		12/6/2023	1,845,000	1,824,284
Goldman Sachs Group, Inc. (The)	1.259% (3 Mo. LIBOR + 1.00%)	#	7/24/2023	424,000	424,958
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + .91%)	#	10/21/2027	4,634,000	4,443,067

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%)	#	2/24/2028	$2,467,000	$2,432,941
Goldman Sachs Group, Inc. (The)	2.905% (3 Mo. LIBOR + .99%)	#	7/24/2023	9,558,000	9,609,462
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%)	#	6/5/2023	3,999,000	4,015,260
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%)	#	9/29/2025	320,000	325,646
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	5,000,000	5,255,800
HSBC Holdings plc (United Kingdom)(b)	0.732% (SOFR + .53%)	#	8/17/2024	1,219,000	1,192,953
HSBC Holdings plc (United Kingdom)(b)	0.976% (SOFR + .71%)	#	5/24/2025	679,000	656,499
HSBC Holdings plc (United Kingdom)(b)	3.262% (3 Mo. LIBOR + 1.06%)	#	3/13/2023	4,361,000	4,363,339
ING Groep N.V. (Netherlands)(b)	4.70% (USD ICE 5 Yr. Swap rate + 1.94%)	#	3/22/2028	2,626,000	2,677,874
Intesa Sanpaolo SpA (Italy)†(b)	3.125%		7/14/2022	888,000	892,735
Intesa Sanpaolo SpA (Italy)†(b)	3.25%		9/23/2024	3,928,000	3,973,702
Intesa Sanpaolo SpA (Italy)†(b)	3.375%		1/12/2023	1,966,000	1,986,886
Intesa Sanpaolo SpA (Italy)†(b)	5.017%		6/26/2024	8,728,000	8,989,430
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026	2,302,000	2,428,112
JPMorgan Chase & Co.	0.768% (SOFR + .49%)	#	8/9/2025	3,156,000	3,034,483
JPMorgan Chase & Co.	0.824% (SOFR + .54%)	#	6/1/2025	2,899,000	2,805,629
JPMorgan Chase & Co.	0.97%		2/24/2026	3,765,000	3,757,403
JPMorgan Chase & Co.	1.23%		2/24/2028	2,527,000	2,526,913
JPMorgan Chase & Co.	2.776% (3 Mo. LIBOR + .94%)	#	4/25/2023	5,669,000	5,679,428
JPMorgan Chase & Co.	3.875%		9/10/2024	1,015,000	1,053,456
Lloyds Banking Group plc (United Kingdom)(b)	1.326% (1 Yr. Treasury CMT + 1.10%)	#	6/15/2023	14,146,000	14,130,274
Lloyds Banking Group plc (United Kingdom)(b)	2.858% (3 Mo. LIBOR + 1.25%)	#	3/17/2023	8,256,000	8,260,878
Lloyds Banking Group plc (United Kingdom)(b)	4.582%		12/10/2025	5,156,000	5,421,582
Lloyds Banking Group plc (United Kingdom)(b)	4.65%		3/24/2026	3,048,000	3,216,994

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(b)	1.201% (SOFR + .69%)	#	10/14/2025	$6,843,000	$6,618,535
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%)	#	1/12/2027	403,000	381,167
Macquarie Group Ltd. (Australia)†(b)	1.528% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	4,881,000	4,904,237
Macquarie Group Ltd. (Australia)†(b)	3.189% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	871,000	879,245
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	0.953% (1 Yr. Treasury CMT + .55%)	#	7/19/2025	2,237,000	2,160,938
Morgan Stanley	0.79% (SOFR + .53%)	#	5/30/2025	2,968,000	2,862,649
Morgan Stanley	0.791% (SOFR + .51%)	#	1/22/2025	3,835,000	3,727,772
Morgan Stanley	4.10%		5/22/2023	769,000	789,500
Morgan Stanley	5.00%		11/24/2025	500,000	540,751
NatWest Group plc (United Kingdom)(b)	3.498% (3 Mo. LIBOR + 1.48%)	#	5/15/2023	2,602,000	2,611,064
NatWest Group plc (United Kingdom)(b)	3.875%		9/12/2023	9,884,000	10,128,079
NatWest Group plc (United Kingdom)(b)	5.125%		5/28/2024	4,623,000	4,872,378
NatWest Markets plc (United Kingdom)†(b)	0.80%		8/12/2024	613,000	588,104
Nordea Bank Abp (Finland)†(b)	4.25%		9/21/2022	505,000	512,901
People’s United Bank NA	4.00%		7/15/2024	1,000,000	1,034,608
Popular, Inc.	6.125%		9/14/2023	504,000	525,042
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	2,232,000	2,169,434
Santander Holdings USA, Inc.	3.244%		10/5/2026	1,051,000	1,061,594
Santander Holdings USA, Inc.	3.40%		1/18/2023	3,651,000	3,706,471
Santander Holdings USA, Inc.	3.45%		6/2/2025	7,064,000	7,184,655
Santander Holdings USA, Inc.	3.50%		6/7/2024	1,131,000	1,153,636
Santander UK Group Holdings plc (United Kingdom)(b)	1.089% (SOFR + .79%)	#	3/15/2025	200,000	194,064
Santander UK Group Holdings plc (United Kingdom)(b)	2.469% (SOFR + 1.22%)	#	1/11/2028	2,488,000	2,408,443
Santander UK Group Holdings plc (United Kingdom)(b)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	5,115,000	5,177,768

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%		9/15/2025	$1,779,000	$1,869,293
Santander UK Group Holdings plc (United Kingdom)(b)	4.796% (3 Mo. LIBOR + 1.57%)	#	11/15/2024	5,776,000	6,015,467
Societe Generale SA (France)†(b)	2.226% (1 Yr. Treasury CMT + 1.05%)	#	1/21/2026	4,992,000	4,877,880
Standard Chartered plc (United Kingdom)†(b)	0.991% (1 Yr. Treasury CMT + .78%)	#	1/12/2025	2,093,000	2,030,136
Standard Chartered plc (United Kingdom)†(b)	1.214% (1 Yr. Treasury CMT + .88%)	#	3/23/2025	200,000	194,933
Standard Chartered plc (United Kingdom)†(b)	1.319% (1 Yr. Treasury CMT + 1.17%)	#	10/14/2023	284,000	282,762
Standard Chartered plc (United Kingdom)†(b)	2.819% (3 Mo. LIBOR + 1.21%)	#	1/30/2026	2,530,000	2,517,065
Standard Chartered plc (United Kingdom)†(b)	3.20%		4/17/2025	3,246,000	3,278,241
Standard Chartered plc (United Kingdom)†(b)	3.785% (3 Mo. LIBOR + 1.56%)	#	5/21/2025	1,940,000	1,985,803
Standard Chartered plc (United Kingdom)†(b)	3.885% (3 Mo. LIBOR + 1.08%)	#	3/15/2024	2,377,000	2,417,165
Standard Chartered plc (United Kingdom)†(b)	5.20%		1/26/2024	3,559,000	3,708,374
Swedbank AB (Sweden)†(b)	2.80%		3/14/2022	837,000	837,539
Synovus Financial Corp.	3.125%		11/1/2022	2,497,000	2,512,944
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.625%		5/30/2022	1,267,000	1,272,076
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.75%		1/30/2023	364,000	367,913
UBS AG (Switzerland)(b)	5.125%		5/15/2024	18,374,000	19,131,872
UBS AG	7.625%		8/17/2022	6,094,000	6,240,843
UBS Group AG (Switzerland)†(b)	1.008% (1 Yr. Treasury CMT + .83%)	#	7/30/2024	521,000	513,786
UBS Group AG (Switzerland)†(b)	1.70% (3 Mo. LIBOR + 1.22%)	#	5/23/2023	1,085,000	1,087,962
UBS Group AG (Switzerland)†(b)	3.491%		5/23/2023	6,580,000	6,609,664
UBS Group Funding Switzerland AG (Switzerland)†(b)	2.859% (3 Mo. LIBOR + .95%)	#	8/15/2023	11,130,000	11,203,292

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UniCredit SpA (Italy)†(b)	2.569% (1 Yr. Treasury CMT + 2.30%)	#	9/22/2026	$2,520,000	$2,408,848
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	8,170,000	8,841,971
Total					476,388,184

Biotechnology 0.22%
Bio-Rad Laboratories, Inc.(d)	3.30%		3/15/2027	1,703,000	1,715,966
Gilead Sciences, Inc.	0.75%		9/29/2023	7,246,000	7,144,131
Total					8,860,097

Building Materials 0.26%
Builders FirstSource, Inc.†	6.75%		6/1/2027	10,129,000	10,539,275

Chemicals 0.18%
Braskem Finance Ltd. (Cayman Islands)(b)	6.45%		2/3/2024	1,550,000	1,648,758
NOVA Chemicals Corp. (Canada)†(b)	4.875%		6/1/2024	1,782,000	1,806,449
Orbia Advance Corp. SAB de CV (Mexico)†(b)	1.875%		5/11/2026	4,010,000	3,761,420
Total					7,216,627

Commercial Services 1.34%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	3.375%		7/24/2024	1,400,000	1,409,887
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%		7/15/2026	1,310,000	1,343,143
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%		7/15/2027	2,002,000	2,094,092
Ashtead Capital, Inc.†	4.00%		5/1/2028	7,005,000	7,215,723
Ashtead Capital, Inc.†	4.375%		8/15/2027	2,696,000	2,776,988
IHS Markit Ltd. (United Kingdom)(b)	4.125%		8/1/2023	1,523,000	1,542,929
IHS Markit Ltd. (United Kingdom)†(b)	4.75%		2/15/2025	1,304,000	1,386,087
Nielsen Co. Luxembourg S.a.r.l. (The) (Luxembourg)†(b)	5.00%		2/1/2025	4,711,000	4,736,581
Ritchie Bros Auctioneers, Inc. (Canada)†(b)	5.375%		1/15/2025	6,455,000	6,559,087
Sabre GLBL, Inc.†	7.375%		9/1/2025	2,870,000	2,977,625
Triton Container International Ltd.†	0.80%		8/1/2023	3,076,000	3,021,116
Triton Container International Ltd.†	1.15%		6/7/2024	2,518,000	2,443,601
Triton Container International Ltd.†	2.05%		4/15/2026	10,642,000	10,283,078
United Rentals North America, Inc.	3.875%		11/15/2027	5,602,000	5,692,668
Total					53,482,605

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Computers 0.26%
CA Magnum Holdings (Mauritius)†(b)	5.375%	10/31/2026	$2,931,000	$2,941,991
Dell International LLC/EMC Corp.	4.00%	7/15/2024	1,725,000	1,791,061
Dell International LLC/EMC Corp.	5.45%	6/15/2023	2,702,000	2,813,601
Dell International LLC/EMC Corp.	5.85%	7/15/2025	1,634,000	1,790,807
Dell International LLC/EMC Corp.	6.02%	6/15/2026	1,111,000	1,240,580
Total				10,578,040

Cosmetics/Personal Care 0.19%
Coty, Inc.†	5.00%	4/15/2026	7,738,000	7,793,946

Distribution/Wholesale 0.15%
KAR Auction Services, Inc.†	5.125%	6/1/2025	5,850,000	5,930,789

Diversified Financial Services 3.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%	10/29/2024	1,596,000	1,553,198
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.15%	2/15/2024	1,224,000	1,234,725
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.50%	9/15/2023	1,392,000	1,434,481
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%	1/16/2024	4,400,000	4,569,171
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	6.50%	7/15/2025	5,376,000	5,925,683
Air Lease Corp.	3.00%	9/15/2023	2,000,000	2,021,665
Air Lease Corp.	4.25%	2/1/2024	527,000	544,493
Aircastle Ltd.	4.40%	9/25/2023	2,715,000	2,786,175
Aircastle Ltd.	5.00%	4/1/2023	1,840,000	1,890,540
Aircastle Ltd.†	5.25%	8/11/2025	6,323,000	6,752,671
Alliance Data Systems Corp.†	4.75%	12/15/2024	7,213,000	7,203,154
Alliance Data Systems Corp.†	7.00%	1/15/2026	3,486,000	3,582,737
Ally Financial, Inc.	1.45%	10/2/2023	4,223,000	4,171,773
Ally Financial, Inc.	3.875%	5/21/2024	6,186,000	6,370,439
Ally Financial, Inc.	4.625%	3/30/2025	402,000	422,697
Ally Financial, Inc.	5.125%	9/30/2024	1,504,000	1,595,093
Ally Financial, Inc.	5.75%	11/20/2025	5,200,000	5,539,879
Aviation Capital Group LLC†	1.95%	1/30/2026	346,000	329,642
Aviation Capital Group LLC†	3.875%	5/1/2023	9,000,000	9,127,872
Aviation Capital Group LLC†	4.375%	1/30/2024	1,000,000	1,025,133
Aviation Capital Group LLC†	5.50%	12/15/2024	2,287,000	2,434,023
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.625%	5/1/2022	170,000	170,310

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%		7/1/2024	$444,000	$454,575
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	8,247,000	8,480,131
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.375%		5/1/2026	1,000,000	1,030,483
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	6,298,000	6,523,593
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	1,754,000	1,834,056
Citigroup Global Markets Holdings, Inc.	0.75%		6/7/2024	2,146,000	2,089,304
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(b)	6.50%		9/15/2024	829,445	764,502
Muthoot Finance Ltd. (India)†(b)	4.40%		9/2/2023	416,000	419,016
Muthoot Finance Ltd. (India)†(b)	6.125%		10/31/2022	500,000	506,898
Navient Corp.	5.50%		1/25/2023	249,000	254,545
Navient Corp.	5.875%		10/25/2024	5,921,000	6,131,314
Navient Corp.	6.125%		3/25/2024	3,263,000	3,364,871
Navient Corp.	7.25%		9/25/2023	2,997,000	3,147,524
OneMain Finance Corp.	5.625%		3/15/2023	211,000	216,528
OneMain Finance Corp.	6.125%		3/15/2024	6,046,000	6,234,786
OneMain Finance Corp.	8.25%		10/1/2023	1,927,000	2,061,042
OneMain Finance Corp.	8.875%		6/1/2025	1,810,000	1,911,858
Park Aerospace Holdings Ltd. (Ireland)†(b)	4.50%		3/15/2023	4,399,000	4,492,622
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	12,742,000	13,351,430
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	7,983,000	7,513,280
Total					141,467,912

Electric 2.80%
AES Corp. (The)†	3.30%		7/15/2025	4,791,000	4,829,711
Alexander Funding Trust†	1.841%		11/15/2023	2,465,000	2,447,880
American Electric Power Co., Inc.	2.031%		3/15/2024	6,223,000	6,212,398
Ausgrid Finance Pty Ltd. (Australia)†(b)	3.85%		5/1/2023	2,235,000	2,272,718
Calpine Corp.†	5.25%		6/1/2026	2,500,000	2,527,938
Cemig Geracao e Transmissao SA (Brazil)†(b)	9.25%		12/5/2024	250,000	273,823
CenterPoint Energy, Inc.	0.70% (SOFR Index + .65%)	#	5/13/2024	1,000,000	1,000,215
Cikarang Listrindo Tbk PT (Indonesia)†(b)	4.95%		9/14/2026	4,049,000	4,064,184
Cleco Power LLC†	0.703% (3 Mo. LIBOR + .50%)	#	6/15/2023	5,308,000	5,305,654
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	2,650,000	2,860,026
Comision Federal de Electricidad (Mexico)†(b)	4.875%		1/15/2024	3,002,000	3,106,560

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Dominion Energy, Inc.	0.733% (3 Mo. LIBOR + .53%)	#	9/15/2023	$4,387,000	$4,389,099
Edison International	3.125%		11/15/2022	3,845,000	3,879,982
Fells Point Funding Trust	3.046%		1/31/2027	4,277,000	4,241,097
FirstEnergy Corp.	3.35%		7/15/2022	5,235,000	5,227,200
FirstEnergy Transmission LLC†	4.35%		1/15/2025	3,000,000	3,085,990
IPALCO Enterprises, Inc.	3.70%		9/1/2024	1,500,000	1,536,328
Israel Electric Corp. Ltd. (Israel)†(b)	5.00%		11/12/2024	444,000	471,128
Israel Electric Corp. Ltd. (Israel)†(b)	6.875%		6/21/2023	3,385,000	3,586,983
Jersey Central Power & Light Co.†	4.70%		4/1/2024	5,530,000	5,752,766
Monongahela Power Co.†	4.10%		4/15/2024	4,000,000	4,131,930
NextEra Energy Capital Holdings, Inc.	0.75% (3 Mo. LIBOR + .27%)	#	2/22/2023	9,600,000	9,591,758
Niagara Mohawk Power Corp.†	3.508%		10/1/2024	2,337,000	2,397,056
NRG Energy, Inc.†	3.75%		6/15/2024	4,197,000	4,282,036
OGE Energy Corp.	0.703%		5/26/2023	2,295,000	2,261,022
Pacific Gas and Electric Co.	1.367%		3/10/2023	3,987,000	3,946,478
Pacific Gas and Electric Co.	3.15%		1/1/2026	4,374,729	4,352,746
Puget Energy, Inc.	3.65%		5/15/2025	4,587,000	4,746,153
Puget Energy, Inc.	5.625%		7/15/2022	703,000	706,842
Trans-Allegheny Interstate Line Co.†	3.85%		6/1/2025	2,520,000	2,606,592
TransAlta Corp. (Canada)(b)	4.50%		11/15/2022	1,861,000	1,872,510
Vistra Operations Co. LLC†	3.55%		7/15/2024	3,863,000	3,915,500
Total					111,882,303

Electronics 0.02%
Flex Ltd.	3.75%		2/1/2026	947,000	978,428

Energy-Alternate Sources 0.07%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026	1,438,000	1,484,512
Greenko Dutch BV (Netherlands)†(b)	3.85%		3/29/2026	608,730	594,620
Greenko Mauritius Ltd. (India)†(b)	6.25%		2/21/2023	695,000	705,425
Total					2,784,557

Engineering & Construction 0.02%
Fluor Corp.	3.50%		12/15/2024	877,000	887,015

Entertainment 0.60%
Caesars Entertainment, Inc.†	6.25%		7/1/2025	4,355,000	4,520,424
Caesars Entertainment, Inc.†	8.125%		7/1/2027	4,535,000	4,893,492

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.50%		5/1/2025	$3,829,000	$3,940,290
International Game Technology plc†	4.125%		4/15/2026	1,729,000	1,705,209
International Game Technology plc†	6.50%		2/15/2025	404,000	429,725
Live Nation Entertainment, Inc.†	4.875%		11/1/2024	3,644,000	3,683,829
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In†	8.50%		11/15/2027	1,350,000	1,496,596
Scientific Games International, Inc.†	8.625%		7/1/2025	2,552,000	2,707,672
Vail Resorts, Inc.†	6.25%		5/15/2025	775,000	799,281
Total					24,176,518

Food 0.34%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%		4/15/2025	2,407,000	2,398,696
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%		8/15/2026	1,461,000	1,480,921
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%		2/15/2028	3,710,000	3,909,227
Pilgrim’s Pride Corp.†	5.875%		9/30/2027	3,285,000	3,380,216
US Foods, Inc.†	6.25%		4/15/2025	2,244,000	2,323,729
Total					13,492,789

Food Service 0.06%
Aramark Services, Inc.†	5.00%		4/1/2025	2,413,000	2,433,052

Forest Products & Paper 0.05%
Suzano Austria GmbH (Brazil)†(b)	5.75%		7/14/2026	984,000	1,078,754
West Fraser Timber Co., Ltd. (Canada)†(b)	4.35%		10/15/2024	871,000	913,428
Total					1,992,182

Gas 0.96%
Atmos Energy Corp.	0.578% (3 Mo. LIBOR + .38%)	#	3/9/2023	3,053,000	3,050,941
Atmos Energy Corp.	0.625%		3/9/2023	10,302,000	10,188,550
CenterPoint Energy Resources Corp.	1.004% (3 Mo. LIBOR + .50%)	#	3/2/2023	1,612,000	1,612,408
Centrica plc (United Kingdom)†(b)	4.00%		10/16/2023	2,450,000	2,505,551
National Fuel Gas Co.	3.75%		3/1/2023	2,802,000	2,837,500
National Fuel Gas Co.	5.50%		1/15/2026	1,183,000	1,282,682
ONE Gas, Inc.	0.811% (3 Mo. LIBOR + .61%)	#	3/11/2023	3,551,000	3,551,187
ONE Gas, Inc.	0.85%		3/11/2023	7,323,000	7,263,893
ONE Gas, Inc.	1.10%		3/11/2024	6,389,000	6,251,173
Total					38,543,885

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 0.60%
Centene Corp.	4.25%	12/15/2027	$7,469,000	$7,654,791
CHS/Community Health Systems, Inc.†	8.00%	3/15/2026	2,375,000	2,467,435
HCA, Inc.	5.00%	3/15/2024	2,724,000	2,864,228
HCA, Inc.	5.25%	4/15/2025	3,416,000	3,669,301
HCA, Inc.	5.375%	2/1/2025	2,467,000	2,615,341
HCA, Inc.	8.36%	4/15/2024	275,000	304,070
Legacy LifePoint Health LLC†	6.75%	4/15/2025	1,997,000	2,069,831
Select Medical Corp.†	6.25%	8/15/2026	2,158,000	2,188,482
Total				23,833,479

Holding Companies-Diversified 0.01%
KOC Holding AS (Turkey)†(b)	5.25%	3/15/2023	212,000	212,580

Home Builders 0.32%
Lennar Corp.	4.50%	4/30/2024	1,610,000	1,675,803
Lennar Corp.	4.75%	11/15/2022	813,000	824,806
Lennar Corp.	4.875%	12/15/2023	66,000	68,872
Lennar Corp.	5.875%	11/15/2024	4,800,000	5,155,136
PulteGroup, Inc.	5.50%	3/1/2026	793,000	874,788
Toll Brothers Finance Corp.	4.375%	4/15/2023	615,000	625,947
Toll Brothers Finance Corp.	4.875%	11/15/2025	3,318,000	3,522,971
Total				12,748,323

Housewares 0.11%
Newell Brands, Inc.	4.35%	4/1/2023	926,000	943,237
Newell Brands, Inc.	4.70%	4/1/2026	3,202,000	3,318,233
Total				4,261,470

Insurance 0.55%
Aon Corp.	8.205%	1/1/2027	1,183,000	1,423,374
CNO Financial Group, Inc.	5.25%	5/30/2025	2,103,000	2,252,239
CNO Global Funding †	1.75%	10/7/2026	1,313,000	1,253,441
F&G Global Funding†	0.90%	9/20/2024	1,368,000	1,318,529
F&G Global Funding†	1.75%	6/30/2026	1,080,000	1,040,420
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,640,453
GA Global Funding Trust†	0.80%	9/13/2024	1,032,000	987,967
HUB International Ltd.†	7.00%	5/1/2026	2,695,000	2,715,751
Jackson National Life Global Funding†	1.75%	1/12/2025	1,966,000	1,934,893
Kemper Corp.	4.35%	2/15/2025	2,101,000	2,196,874

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Peachtree Corners Funding Trust†	3.976%	2/15/2025	$442,000	$458,302
USI, Inc.†	6.875%	5/1/2025	2,834,000	2,849,077
Total				22,071,320

Internet 1.40%
Baidu, Inc. (China)(b)	3.075%	4/7/2025	200,000	202,158
Baidu, Inc. (China)(b)	3.875%	9/29/2023	2,248,000	2,308,445
Baidu, Inc. (China)(b)	4.375%	5/14/2024	3,200,000	3,329,602
Expedia Group, Inc.†	6.25%	5/1/2025	4,611,000	5,065,870
Netflix, Inc.†	3.625%	6/15/2025	1,025,000	1,049,308
Netflix, Inc.	4.375%	11/15/2026	8,329,000	8,805,793
Netflix, Inc.	5.875%	2/15/2025	8,000,000	8,699,600
Prosus N.V. (Netherlands)†(b)	3.257%	1/19/2027	4,000,000	3,835,530
Uber Technologies, Inc.†	7.50%	5/15/2025	5,262,000	5,479,057
Uber Technologies, Inc.†	7.50%	9/15/2027	1,760,000	1,883,033
Uber Technologies, Inc.†	8.00%	11/1/2026	739,000	786,285
VeriSign, Inc.	4.75%	7/15/2027	12,295,000	12,701,411
VeriSign, Inc.	5.25%	4/1/2025	646,000	692,002
Weibo Corp. (China)(b)	3.50%	7/5/2024	1,000,000	1,009,272
Total				55,847,366

Iron-Steel 0.29%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026	3,730,000	3,832,351
CSN Resources SA (Brazil)†(b)	7.625%	4/17/2026	1,129,000	1,179,054
POSCO (South Korea)†(b)	2.375%	11/12/2022	450,000	452,286
Steel Dynamics, Inc.	5.00%	12/15/2026	2,152,000	2,210,126
Vale Overseas Ltd. (Brazil)(b)	6.25%	8/10/2026	3,436,000	3,897,060
Total				11,570,877

Leisure Time 0.37%
Carnival Corp.†	9.875%	8/1/2027	3,377,000	3,795,427
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	10,055,000	11,119,523
Total				14,914,950

Lodging 0.43%
Hyatt Hotels Corp.	1.30%	10/1/2023	3,682,000	3,625,230
Hyatt Hotels Corp.	1.80%	10/1/2024	3,213,000	3,145,823
MGM Resorts International	5.75%	6/15/2025	2,573,000	2,698,434
MGM Resorts International	6.75%	5/1/2025	550,000	569,860

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging (continued)
Travel + Leisure Co.	6.60%	10/1/2025	$550,000	$587,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	965,000	969,912
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	5,669,259	5,755,999
Total				17,353,208

Machinery-Diversified 0.23%
CNH Industrial N.V. (United Kingdom)(b)	4.50%	8/15/2023	767,000	791,783
Granite US Holdings Corp.†	11.00%	10/1/2027	3,356,000	3,584,376
Westinghouse Air Brake Technologies Corp.	4.375%	8/15/2023	1,937,000	1,981,666
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	2,724,000	2,823,701
Total				9,181,526

Media 0.54%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	3,376,000	3,413,676
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	47,000	47,998
DISH DBS Corp.	5.875%	7/15/2022	5,149,000	5,199,615
FactSet Research Systems, Inc.(d)	2.90%	3/1/2027	2,005,000	2,020,363
Gray Television, Inc.†	7.00%	5/15/2027	1,601,000	1,685,965
iHeartCommunications, Inc.	6.375%	5/1/2026	439,988	454,266
Nexstar Media, Inc.†	5.625%	7/15/2027	5,189,000	5,311,434
Univision Communications, Inc.†	5.125%	2/15/2025	2,802,000	2,823,643
Univision Communications, Inc.†	9.50%	5/1/2025	483,000	510,188
Total				21,467,148

Mining 1.77%
Alcoa Nederland Holding BV (Netherlands)†(b)	5.50%	12/15/2027	3,757,000	3,921,500
Alcoa Nederland Holding BV (Netherlands)†(b)	6.125%	5/15/2028	3,513,000	3,701,964
Anglo American Capital plc (United Kingdom)†(b)	3.625%	9/11/2024	4,500,000	4,623,386
Anglo American Capital plc (United Kingdom)†(b)	4.125%	9/27/2022	2,113,000	2,148,130
Anglo American Capital plc (United Kingdom)†(b)	4.875%	5/14/2025	1,542,000	1,649,261
Arconic Corp.†	6.00%	5/15/2025	739,000	763,018
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	4/1/2023	4,522,000	4,532,175
First Quantum Minerals Ltd. (Canada)†(b)	7.50%	4/1/2025	2,648,000	2,709,354
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	5.125%	5/15/2024	2,501,000	2,573,554
Freeport-McMoRan, Inc.	3.875%	3/15/2023	112,000	114,039
Freeport-McMoRan, Inc.	4.125%	3/1/2028	177,000	179,183
Freeport-McMoRan, Inc.	4.375%	8/1/2028	798,000	809,332

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Freeport-McMoRan, Inc.	4.55%	11/14/2024	$858,000	$896,760
Freeport-McMoRan, Inc.	5.00%	9/1/2027	7,500,000	7,734,975
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022	2,600,000	2,643,381
Glencore Funding LLC†	1.625%	4/27/2026	670,000	637,715
Glencore Funding LLC†	4.00%	4/16/2025	1,567,000	1,617,081
Glencore Funding LLC†	4.00%	3/27/2027	3,214,000	3,334,339
Glencore Funding LLC†	4.125%	5/30/2023	4,134,000	4,241,836
Glencore Funding LLC†	4.125%	3/12/2024	4,797,000	4,962,356
Glencore Funding LLC†	4.625%	4/29/2024	10,553,000	11,039,669
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	1,591,000	1,685,275
Novelis Corp.†	3.25%	11/15/2026	4,714,000	4,479,384
Total				70,997,667

Miscellaneous Manufacturing 0.04%
Gates Global LLC/Gates Corp.†	6.25%	1/15/2026	1,714,000	1,754,776

Oil & Gas 4.29%
Callon Petroleum Co.	6.125%	10/1/2024	1,000,000	997,250
Cenovus Energy, Inc. (Canada)(b)	5.375%	7/15/2025	2,194,000	2,377,281
CNX Resources Corp.†	7.25%	3/14/2027	1,833,000	1,938,581
Comstock Resources, Inc.†	7.50%	5/15/2025	4,534,000	4,642,453
Continental Resources, Inc.†	2.268%	11/15/2026	3,108,000	2,966,415
Continental Resources, Inc.	3.80%	6/1/2024	7,037,000	7,186,466
Continental Resources, Inc.	4.50%	4/15/2023	4,718,000	4,825,971
Coterra Energy, Inc.†	4.375%	6/1/2024	1,878,000	1,948,878
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	9,117,000	9,231,555
Devon Energy Corp.	5.25%	9/15/2024	2,711,000	2,882,513
Devon Energy Corp.	5.25%	10/15/2027	5,729,000	5,940,307
Devon Energy Corp.	5.875%	6/15/2028	7,055,000	7,533,447
Devon Energy Corp.	8.25%	8/1/2023	5,532,000	5,953,111
Diamondback Energy, Inc.	4.75%	5/31/2025	321,000	341,815
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	1,250,000	1,296,213
Endeavor Energy Resources LP/EER Finance, Inc.†	6.625%	7/15/2025	3,389,000	3,545,894
Eni SpA (Italy)†(b)	4.00%	9/12/2023	660,000	679,477
EQT Corp.†	3.125%	5/15/2026	486,000	478,564
EQT Corp.	6.625%	2/1/2025	2,980,000	3,222,453
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(b)	6.51%	3/7/2022	5,335,000	3,723,830
Hess Corp.	3.50%	7/15/2024	1,046,000	1,071,052
Laredo Petroleum, Inc.	9.50%	1/15/2025	5,518,000	5,686,989

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Lukoil Capital DAC (Ireland)†(b)	2.80%		4/26/2027	$1,200,000	$653,861
Lukoil International Finance BV (Netherlands)†(b)	4.563%		4/24/2023	3,000,000	1,589,976
Lundin Energy Finance BV (Netherlands)†(b)	2.00%		7/15/2026	6,429,000	6,211,535
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp.†	6.00%		8/1/2026	4,859,000	4,980,354
Matador Resources Co.	5.875%		9/15/2026	8,071,000	8,202,154
MEG Energy Corp. (Canada)†(b)	6.50%		1/15/2025	3,182,000	3,235,489
Murphy Oil Corp.	6.875%		8/15/2024	350,000	354,366
Oasis Petroleum, Inc.†	6.375%		6/1/2026	2,678,000	2,727,851
Occidental Petroleum Corp.	5.55%		3/15/2026	7,218,000	7,766,315
Occidental Petroleum Corp.	6.95%		7/1/2024	3,243,000	3,522,676
OGX Austria GmbH (Brazil)†(b)(e)	8.50%		6/1/2018	225,000	5
Ovintiv Exploration, Inc.	5.625%		7/1/2024	7,421,000	7,940,596
Parsley Energy LLC/Parsley Finance Corp.†	4.125%		2/15/2028	1,930,000	1,958,818
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	3,081,000	3,204,872
PDC Energy, Inc.	5.75%		5/15/2026	3,443,000	3,499,087
PDC Energy, Inc.	6.125%		9/15/2024	241,000	243,124
Petroleos Mexicanos (Mexico)(b)	3.851% (3 Mo. LIBOR + 3.65%)	#	3/11/2022	3,901,000	3,903,048
Petroleos Mexicanos (Mexico)(b)	5.375%		3/13/2022	1,827,000	1,828,124
Petroleos Mexicanos (Mexico)(b)	6.875%		8/4/2026	5,338,000	5,660,682
PT Pertamina Persero (Indonesia)†(b)	4.875%		5/3/2022	2,000,000	2,009,829
Rosneft Oil Co. Via Rosneft International Finance DAC (Ireland)†(b)	4.199%		3/6/2022	11,950,000	10,177,337
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	2.875%		4/16/2024	425,000	430,681
SM Energy Co.†	10.00%		1/15/2025	3,464,000	3,802,398
Suncor Energy, Inc. (Canada)(b)	7.875%		6/15/2026	1,213,000	1,440,716
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	2.625%		8/15/2025	3,500,000	3,332,350
Valero Energy Corp.	2.85%		4/15/2025	115,000	115,895
Viper Energy Partners LP†	5.375%		11/1/2027	4,207,000	4,321,346
Total					171,584,000

Oil & Gas Services 0.05%
Oceaneering International, Inc.	4.65%		11/15/2024	2,076,000	2,045,690

Pharmaceuticals 0.32%
Bayer US Finance II LLC†	1.213% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	1,325,000	1,336,144
Bayer US Finance II LLC†	3.375%		7/15/2024	3,000,000	3,059,311

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
Bayer US Finance II LLC†	3.875%		12/15/2023	$4,207,000	$4,323,342
Bayer US Finance II LLC†	4.25%		12/15/2025	3,750,000	3,940,640
Total					12,659,437

Pipelines 1.87%
Buckeye Partners LP	3.95%		12/1/2026	3,836,000	3,707,647
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	5,000,000	5,456,686
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	10,180,000	10,998,113
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	5,100,000	5,518,521
Energy Transfer Operating LP	4.25%		3/15/2023	2,187,000	2,229,706
Energy Transfer Operating LP	5.875%		1/15/2024	1,010,000	1,067,925
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	10,740,000	10,774,500
MPLX LP	4.875%		12/1/2024	2,387,000	2,531,438
NOVA Gas Transmission Ltd. (Canada)(b)	7.875%		4/1/2023	3,500,000	3,714,758
ONEOK, Inc.	7.50%		9/1/2023	672,000	717,536
Plains All American Pipeline LP / PAA Finance Corp.	3.85%		10/15/2023	2,036,000	2,079,793
Plains All American Pipeline LP/PAA Finance Corp.	4.50%		12/15/2026	758,000	809,097
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025	3,900,000	4,131,901
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	5,665,000	5,852,533
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	3,694,000	3,932,436
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	8,000,000	8,876,991
Texas Eastern Transmission LP†	2.80%		10/15/2022	223,000	224,355
Western Midstream Operating LP	1.844% (3 Mo. LIBOR + 1.85%)	#	1/13/2023	493,000	491,188
Western Midstream Operating LP	3.95%		6/1/2025	1,800,000	1,824,687
Total					74,939,811

REITS 1.69%
American Campus Communities
Operating Partnership LP	3.30%		7/15/2026	1,454,000	1,501,252
CyrusOne LP/CyrusOne Finance Corp.	2.90%		11/15/2024	2,150,000	2,177,284
EPR Properties	4.50%		4/1/2025	1,620,000	1,665,390
EPR Properties	4.50%		6/1/2027	5,750,000	5,866,970
EPR Properties	4.75%		12/15/2026	4,125,000	4,266,988
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	1,275,000	1,344,959
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	4,499,000	4,270,811
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	1,965,000	2,029,157

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
iStar, Inc.	5.50%	2/15/2026	$4,428,000	$4,531,704
Kite Realty Group Trust	4.00%	3/15/2025	1,755,000	1,806,495
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025	2,519,000	2,528,471
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	8,600,000	8,807,389
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%	6/1/2025	3,916,000	4,096,880
SL Green Realty Corp.	4.50%	12/1/2022	1,530,000	1,552,404
Starwood Property Trust, Inc.†	3.75%	12/31/2024	7,838,000	7,680,300
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	414,000	415,480
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,583,887
Vornado Realty LP	2.15%	6/1/2026	1,231,000	1,195,769
Vornado Realty LP	3.50%	1/15/2025	3,565,000	3,665,191	(c)
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%	9/17/2024	5,314,000	5,446,298
Total				67,433,079

Retail 0.44%
Arcos Dorados Holdings, Inc. (Uruguay)†(b)	5.875%	4/4/2027	4,050,000	4,111,904
Arcos Dorados Holdings, Inc. (Uruguay)†(b)	6.625%	9/27/2023	2,640,000	2,752,424
Bath & Body Works, Inc.†	9.375%	7/1/2025	2,193,000	2,568,782
Guitar Center, Inc.†	8.50%	1/15/2026	1,733,000	1,819,910
IRB Holding Corp.†	6.75%	2/15/2026	466,000	469,961
Sally Holdings LLC/Sally Capital, Inc.†	8.75%	4/30/2025	1,470,000	1,543,485
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%	9/30/2026	3,843,000	3,876,914
Yum! Brands, Inc.†	7.75%	4/1/2025	568,000	592,183
Total				17,735,563

Savings & Loans 0.18%
People’s United Financial, Inc.	3.65%	12/6/2022	7,218,000	7,307,799

Semiconductors 0.56%
Microchip Technology, Inc.	0.972%	2/15/2024	8,690,000	8,473,264
Microchip Technology, Inc.	2.67%	9/1/2023	1,525,000	1,539,320
Microchip Technology, Inc.	4.25%	9/1/2025	2,845,000	2,920,451
Microchip Technology, Inc.	4.333%	6/1/2023	4,111,000	4,230,010
Qorvo, Inc.†	1.75%	12/15/2024	1,840,000	1,784,901
SK Hynix, Inc. (South Korea)†(b)	1.00%	1/19/2024	3,090,000	3,012,452
SK Hynix, Inc. (South Korea)†(b)	1.50%	1/19/2026	316,000	301,695
Total				22,262,093

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software 0.02%
Boxer Parent Co., Inc.†	9.125%	3/1/2026	$708,000	$735,258

Telecommunications 0.26%
Altice France SA (France)†(b)	8.125%	2/1/2027	8,325,000	8,772,469
DKT Finance ApS (Denmark)†(b)	9.375%	6/17/2023	1,732,000	1,740,861
Total				10,513,330

Toys/Games/Hobbies 0.15%
Mattel, Inc.	3.15%	3/15/2023	1,250,000	1,251,425
Mattel, Inc.†	3.375%	4/1/2026	341,000	339,101
Mattel, Inc.†	5.875%	12/15/2027	4,176,000	4,431,738
Total				6,022,264

Transportation 0.07%
Indian Railway Finance Corp. Ltd. (India)(b)	3.73%	3/29/2024	568,000	580,945
Pelabuhan Indonesia III Persero PT (Indonesia)†(b)	4.50%	5/2/2023	1,220,000	1,245,217
XPO Logistics, Inc.†	6.25%	5/1/2025	750,000	778,853
Total				2,605,015

Trucking & Leasing 0.07%
Fortress Transportation and Infrastructure Investors LLC†	6.50%	10/1/2025	2,913,000	2,952,704

Water 0.08%
Aquarion Co.†	4.00%	8/15/2024	2,955,000	3,050,876
Total Corporate Bonds (cost $1,836,849,436)				1,799,067,054

FLOATING RATE LOANS(f) 7.75%

Advertising 0.16%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%)	9/27/2024	6,284,164	6,259,027

Aerospace/Defense 0.09%
TransDigm, Inc. 2020 Term Loan F	2.459% (1 Mo. LIBOR + 2.25%)	12/9/2025	3,835,325	3,777,623

Airlines 0.04%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(b)	5.50% (3 Mo. LIBOR + 4.75%)	4/20/2028	820,313	837,232
American Airlines, Inc. 2017 Incremental Term Loan	2.84% (6 Mo. LIBOR + 2.00%)	12/15/2023	278,754	274,863

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines (continued)
American Airlines, Inc. 2018 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)		6/27/2025	$378,918	$364,235
Total					1,476,330

Auto Parts & Equipment 0.13%
Tenneco, Inc. 1st Lien Term Loan A	–	(g)	9/29/2023	5,150,000	5,122,654

Automotive 0.03%
Ford Motor Company Unsecured Term Loan	1.92% (1 Mo. LIBOR + 1.75%)		12/31/2022	1,194,154	1,185,198

Building Materials 0.01%
Forterra Finance, LLC 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%)		10/25/2023	364,098	363,617

Chemicals 0.23%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	1.974% (3 Mo. LIBOR + 1.75%)		6/1/2024	5,864,879	5,808,049
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	1.561% (3 Mo. LIBOR + 1.25%)		1/17/2023	495,689	495,069
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.561% (3 Mo. LIBOR + 1.25%)		1/17/2025	2,877,883	2,874,286
Total					9,177,404

Commercial Services 0.70%
APi Group DE, Inc. 2021 Incremental Term Loan B	2.959% (1 Mo. LIBOR + 2.75%)		1/3/2029	873,633	869,889
Global Payments Inc. 2019 Term Loan	1.584% (1 Mo. LIBOR + 1.38%)		7/9/2024	2,494,849	2,488,612
Moneygram International, Inc 2021 Term Loan B	–	(g)	7/21/2026	5,916,872	5,919,091
Syniverse Holdings, Inc. 2018 1st Lien Term Loan	6.00% (3 Mo. LIBOR + 5.00%)		3/9/2023	7,987,789	7,861,342
Syniverse Holdings, Inc. 2018 2nd Lien Term Loan	10.00% (3 Mo. LIBOR + 9.00%)		3/11/2024	4,919,750	4,773,683
Trans Union, LLC 2019 Term Loan B5	1.959% (1 Mo. LIBOR + 1.75%)		11/16/2026	6,071,730	5,987,758
Total					27,900,375

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.13%
McAfee, LLC 2018 USD Term Loan B	6.00% (Prime Rate + 2.75%)		9/30/2024	$5,370,343	$5,365,080

Containers & Packaging 0.06%
Flex Acquisition Company, Inc. 2021 Term Loan	–	(g)	3/2/2028	2,441,086	2,435,997

Diversified Financial Services 0.42%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	2.75% (1 Mo. LIBOR + 2.25%)		12/1/2027	1,867,312	1,858,479
Avolon TLB Borrower 1 (US) LLC Term Loan B3	2.50% (1 Mo. LIBOR + 1.75%)		1/15/2025	4,696,455	4,663,885
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	1.974% (3 Mo. LIBOR + 1.75%)		10/6/2023	10,432,751	10,419,710
Total					16,942,074

Entertainment 0.37%
Churchill Downs Incorporated 2017 Term Loan B	2.21% (1 Mo. LIBOR + 2.00%)		12/27/2024	6,982,288	6,945,212
Scientific Games International, Inc. 2018 Term Loan B5	2.959% (1 Mo. LIBOR + 2.75%)		8/14/2024	7,982,342	7,939,477
Total					14,884,689

Environmental Control 0.07%
Clean Harbors Inc. 2017 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)		6/28/2024	775,112	774,787	(h)
Filtration Group Corporation 2018 1st Lien Term Loan	3.187% (1 Mo. LIBOR + 3.00%)		3/29/2025	2,053,992	2,033,668
Total					2,808,455

Food 0.15%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(b)	2.804% (6 Mo. LIBOR + 2.00%)		5/1/2026	5,908,476	5,878,195

Government 0.10%
Seminole Tribe of Florida 2018 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)		7/8/2024	4,045,161	4,035,048

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care Services 0.38%
DaVita, Inc. 2020 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)	8/12/2026	$8,083,400	$8,012,226
Humana Inc. Term Loan	1.429% (1 Mo. SOFR + 1.13%)	10/30/2023	7,320,296	7,205,916	(h)
Total				15,218,142

Insurance 0.24%
Asurion LLC 2018 Term Loan B6	3.334% (1 Mo. LIBOR + 3.13%)	11/3/2023	9,527,839	9,478,199

Leisure Time 0.09%
Carnival Corporation USD Term Loan B	3.75% (1 Mo. LIBOR + 3.00%)	6/30/2025	2,764,475	2,735,448
Life Time Fitness Inc. 2021 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%)	12/16/2024	961,538	970,125
Total				3,705,573

Lodging 0.57%
Boyd Gaming Corporation Term Loan B3	2.37% (3 Mo. LIBOR + 2.25%)	9/15/2023	3,752,855	3,749,815
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.959% (1 Mo. LIBOR + 2.75%)	12/23/2024	5,610,534	5,561,441
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(b)	2.209% (1 Mo. LIBOR + 2.00%)	11/30/2023	6,154,172	6,120,631
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.937% (1 Mo. LIBOR + 1.75%)	6/22/2026	7,374,507	7,276,205
Total				22,708,092

Machinery: Diversified 0.19%
Welbilt, Inc. 2018 Term Loan B	2.709% (1 Mo. LIBOR + 2.50%)	10/23/2025	7,413,551	7,404,284

Media 1.13%
Charter Communications Operating, LLC 2017 Term Loan A2	1.71% (1 Mo. LIBOR + 1.50%)	3/31/2023	2,538,654	2,532,307
Charter Communications Operating, LLC 2019 Term Loan B1	1.96% (1 Mo. LIBOR + 1.75%)	4/30/2025	23,237,618	23,177,781

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media (continued)
Nexstar Broadcasting, Inc. 2018 Term Loan A4	1.606% (1 Mo. LIBOR + 1.50%)	10/26/2023	$1,247,080	$1,244,480
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.459% (1 Mo. LIBOR + 2.25%)	1/17/2024	4,545,925	4,533,856
Nexstar Broadcasting, Inc. Term Loan A5	1.606% (1 Mo. LIBOR + 1.50%)	9/19/2024	2,223,232	2,220,809
Nielsen Finance LLC USD Term Loan B4	2.125% (1 Mo. LIBOR + 2.00%)	10/4/2023	6,014,625	6,009,453
Univision Communications Inc. Term Loan C5	3.75% (1 Mo. LIBOR + 2.75%)	3/15/2024	5,432,210	5,412,328
Total				45,131,014

Non Cyclical 0.04%
Humana Inc. Delayed Draw Term Loan	1.459% (1 Mo. LIBOR + 1.25%)	5/28/2024	1,722,914	1,706,762	(h)

Personal & Household Products 0.10%
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%)	6/19/2024	4,086,494	4,044,362

Pharmaceuticals 0.19%
Change Healthcare Holdings LLC 2017 Term Loan B	3.50% (1 Mo. LIBOR + 2.50%)	3/1/2024	7,531,604	7,501,214

Pipelines 0.25%
Buckeye Partners, L.P. 2021 Term Loan B	2.356% (1 Mo. LIBOR + 2.25%)	11/1/2026	3,062,068	3,034,432
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	1.959% (3 Mo. LIBOR + 1.75%)	6/30/2024	7,155,738	7,160,211
Total				10,194,643

Real Estate 0.09%
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	2.959% (1 Mo. LIBOR + 2.75%)	8/21/2025	3,814,560	3,787,152

Real Estate Investment Trusts 0.51%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	1.313% (1 Mo. LIBOR + 1.25%)	12/8/2023	4,455,475	4,430,435	(h)

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Real Estate Investment Trusts (continued)
American Tower Corporation 2021 Term Loan	1.313% (1 Mo. LIBOR + 1.00%)		12/7/2022	$9,403,686	$9,350,837	(h)
Crown Castle International Corporation 2016 Term Loan A	1.285% (1 Mo. LIBOR + 1.08%)		6/21/2024	1,899,074	1,896,112
GLP Capital L.P. 2020 Term Loan A2	1.662% (1 Mo. LIBOR + 1.50%)		5/21/2023	2,494,712	2,482,238	(h)
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.137% (1 Mo. LIBOR + 1.00%)		1/31/2025	2,245,570	2,245,570
Total					20,405,192

Retail 0.17%
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.124% (1 Mo. LIBOR + 2.00%)		2/3/2024	4,452,542	4,446,753
Panera Bread Company Term Loan A	2.50% (1 Mo. LIBOR + 2.25%)		7/18/2022	2,222,583	2,199,435
Total					6,646,188

Semiconductors 0.10%
CMC Materials, Inc. 2019 Term Loan B1	2.25% (1 Mo. LIBOR + 2.00%)		11/17/2025	3,841,372	3,834,169

Software 0.39%
Applied Systems, Inc. 2017 1st Lien Term Loan	3.50% - 5.25% (Prime Rate + 2.00%) (3Mo. LIBOR + 3.00%)		9/19/2024	6,734,249	6,703,541
Tibco Software Inc. 2020 Term Loan B3	–	(g)	6/30/2026	1,830,839	1,821,694
Vmware, Inc. 3 Year Term Loan	0.86% (1 Mo. LIBOR + .75%)		11/1/2024	7,135,737	7,140,197
Total					15,665,432

Telecommunications 0.32%
AT&T Inc. 2021 Delayed Draw Term Loan	1.162% (1 Mo. LIBOR + 1.00%)		3/23/2022	4,950,000	4,950,000
CenturyLink, Inc. 2020 Term Loan A	2.209% (1 Mo. LIBOR + 2.00%)		1/31/2025	7,998,892	7,961,377
Total					12,911,377

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.30%
XPO Logistics, Inc. 2018 Term Loan B	1.858% (1 Mo. LIBOR + 1.75%)		2/24/2025	$12,148,279	$11,993,449
Total Floating Rate Loans (cost $311,581,673)					309,947,010

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.18%

Indonesia 0.01%
Perusahaan Penerbit SBSN†	3.75%		3/1/2023	405,000	412,887

Kenya 0.08%
Republic of Kenya†	6.875%		6/24/2024	3,170,000	3,285,493

Morocco 0.04%
Morocco Government International Bond†	4.25%		12/11/2022	1,500,000	1,525,650

Romania 0.05%
Republic of Romania†	3.00%		2/27/2027	1,536,000	1,500,953
Republic of Romania†	4.875%		1/22/2024	432,000	449,000
Total					1,949,953
Total Foreign Government Obligations (cost $7,344,228)					7,173,983

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.17%	#(i)	11/25/2026	14,766,760	119,885
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.139%	#(i)	2/25/2032	1,287,732	127,769
Government National Mortgage Assoc. 2013-171 IO	0.559%	#(i)	6/16/2054	328,365	21,353
Government National Mortgage Assoc. 2013-193 IO	0.319%	#(i)	1/16/2055	90,492	7,035
Government National Mortgage Assoc. 2014-112 A	3.00%	#(i)	1/16/2048	147,186	146,808
Government National Mortgage Assoc. 2014-15 IO	0.642%	#(i)	8/16/2054	38,402	10,587
Government National Mortgage Assoc. 2014-64 IO	0.798%	#(i)	12/16/2054	1,326,612	88,794
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	25,651	25,799
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,010,641)					548,030

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.05%
Federal Home Loan Mortgage Corp.	1.89% (12 Mo. LIBOR + 1.64%)	#	11/1/2043	$228,256	$236,100
Federal Home Loan Mortgage Corp.	2.004% (12 Mo. LIBOR + 1.71%)	#	4/1/2037	28,906	30,323
Federal Home Loan Mortgage Corp.	2.018% (12 Mo. LIBOR + 1.66%)	#	2/1/2038	106,573	111,753
Federal Home Loan Mortgage Corp.	2.044% (12 Mo. LIBOR + 1.79%)	#	12/1/2036	78,209	82,035
Federal Home Loan Mortgage Corp.	2.053% (12 Mo. LIBOR + 1.80%)	#	10/1/2038	21,718	22,830
Federal Home Loan Mortgage Corp.	2.057% (12 Mo. LIBOR + 1.79%)	#	5/1/2036	26,108	27,346
Federal Home Loan Mortgage Corp.	2.20% (12 Mo. LIBOR + 1.92%)	#	9/1/2036	81,206	85,382
Federal Home Loan Mortgage Corp.	2.206% (12 Mo. LIBOR + 1.96%)	#	2/1/2037	69,955	73,820
Federal National Mortgage Assoc.	1.789% (12 Mo. LIBOR + 1.52%)	#	10/1/2035	82,277	85,755
Federal National Mortgage Assoc.	1.802% (12 Mo. LIBOR + 1.51%)	#	3/1/2039	51,704	53,884
Federal National Mortgage Assoc.	1.834% (12 Mo. LIBOR + 1.56%)	#	6/1/2038	65,748	68,085
Federal National Mortgage Assoc.	1.882% (12 Mo. LIBOR + 1.62%)	#	8/1/2037	6,630	6,914
Federal National Mortgage Assoc.	1.908% (12 Mo. LIBOR + 1.64%)	#	9/1/2038	58,927	61,629
Federal National Mortgage Assoc.	1.932% (12 Mo. LIBOR + 1.66%)	#	8/1/2038	12,302	12,796
Federal National Mortgage Assoc.	2.052% (12 Mo. LIBOR + 1.80%)	#	10/1/2040	19,265	20,159
Federal National Mortgage Assoc.	2.062% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	32,246	33,710
Federal National Mortgage Assoc.	2.068% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	329,334	343,458
Federal National Mortgage Assoc.	2.073% (12 Mo. LIBOR + 1.80%)	#	12/1/2040	74,355	77,693
Federal National Mortgage Assoc.	2.12% (12 Mo. LIBOR + 1.81%)	#	4/1/2040	33,046	34,561
Federal National Mortgage Assoc.	2.186% (12 Mo. LIBOR + 1.88%)	#	12/1/2038	30,924	32,653

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.219% (1 Yr. Treasury CMT + 2.17%)	#	3/1/2038	$8,645	$9,015
Federal National Mortgage Assoc.	2.318% (1 Yr. Treasury CMT + 2.21%)	#	1/1/2038	42,370	44,675
Federal National Mortgage Assoc.	2.717% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	102,935	106,817
Federal National Mortgage Assoc.	2.739% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	323,456	335,700
Federal National Mortgage Assoc.	2.777% (12 Mo. LIBOR + 1.60%)	#	10/1/2045	83,015	86,190
Total Government Sponsored Enterprises Pass-Throughs (cost $2,076,134)					2,083,283

MUNICIPAL BONDS 0.02%

Miscellaneous
New York Transportation Development Corp.	1.61%		12/1/2022	110,000	110,060
State of Illinois	4.95%		6/1/2023	587,491	603,313
Total Municipal Bonds (cost $704,457)					713,373

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 17.33%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(i)	12/25/2059	172,782	172,636
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(i)	5/25/2065	196,796	194,802
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(i)	1/20/2065	2,481,916	2,420,797
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(i)	9/25/2066	4,565,591	4,442,122
AOA Mortgage Trust 2021-1177 A†	1.066% (1 Mo. LIBOR + .87%)	#	10/15/2038	12,075,000	11,900,269
Atrium Hotel Portfolio Trust 2017-ATRM B†	1.691% (1 Mo. LIBOR + 1.50%)	#	12/15/2036	842,000	828,485
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.621% (1 Mo. LIBOR + 1.43%)	#	6/15/2035	907,000	892,560
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.841% (1 Mo. LIBOR + 1.65%)	#	6/15/2035	288,000	282,046
Bayview MSR Opportunity Master Fund Trust 2021-INV A11†	0.899% (1 Mo. SOFR + .85%)	#	10/25/2051	9,494,511	9,442,913
BBCMS Mortgage Trust 2018-TALL A†	0.913% (1 Mo. LIBOR + .72%)	#	3/15/2037	3,400,000	3,335,483
BBCMS Mortgage Trust 2018-TALL C†	1.312% (1 Mo. LIBOR + 1.12%)	#	3/15/2037	3,350,000	3,238,081
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	232,469	229,489

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust 2015-VFM X X IO†	0.34%	#(i)	3/12/2036	$83,235,532	$786,576
BBCMS Trust 2018-BXH A†	1.191% (1 Mo. LIBOR + 1.00%)	#	10/15/2037	1,492,237	1,475,392
BB-UBS Trust 2012-TFT B†	3.559%	#(i)	6/5/2030	2,149,000	2,050,494
BB-UBS Trust 2012-TFT C†	3.559%	#(i)	6/5/2030	3,000,000	2,682,890
BDS Ltd. 2021-FL8 A†	1.057% (1 Mo. LIBOR + .92%)	#	1/18/2036	4,638,271	4,563,670
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	400,000	386,294
BFLD 2019-DPLO A†	1.281% (1 Mo. LIBOR + 1.09%)	#	10/15/2034	2,780,000	2,754,710
BFLD 2019-DPLO E†	2.431% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	6,100,000	5,973,722
BHMS 2018-ATLS A†	1.441% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	2,639,902	2,616,991
BHMS 2018-ATLS C†	2.091% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	12,254,000	12,063,266
BHMS 2018-ATLS D†	2.441% (1 Mo. LIBOR + 2.25%)	#	7/15/2035	8,630,000	8,476,595
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(i)	3/10/2033	47,800,000	553,256
BWAY Mortgage Trust 2015-1740 C†	3.342%		1/10/2035	3,350,000	3,249,093
BX 2021-MFM1 A†	0.891% (1 Mo. LIBOR + .70%)	#	1/15/2034	140,000	136,709
BX Commercial Mortgage Trust 2019-IMC A†	1.191% (1 Mo. LIBOR + 1.00%)	#	4/15/2034	5,880,895	5,819,428
BX Commercial Mortgage Trust 2019-XL D†	1.641% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	5,287,000	5,240,070
BX Commercial Mortgage Trust 2020-VKNG A†	1.121% (1 Mo. LIBOR + .93%)	#	10/15/2037	10,658,666	10,595,243
BX Commercial Mortgage Trust 2021-ACNT A†	1.042% (1 Mo. LIBOR + .85%)	#	11/15/2038	6,750,000	6,686,379
BX Commercial Mortgage Trust 2021-ACNT D†	2.042% (1 Mo. LIBOR + 1.85%)	#	11/15/2038	2,840,000	2,794,711
BX Commercial Mortgage Trust 2021-XL2 A†	0.88% (1 Mo. LIBOR + .69%)	#	10/15/2038	6,110,000	5,987,973
BX Trust 2017-SLCT F†	4.441% (1 Mo. LIBOR + 4.25%)	#	7/15/2034	1,938,850	1,923,528

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2018-GW A†	0.991% (1 Mo. LIBOR + .80%)	#	5/15/2035	$8,200,000	$8,118,028
BX Trust 2021-ARIA E†	2.436% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	10,070,000	9,846,570
BX Trust 2021-ARIA F†	2.785% (1 Mo. LIBOR + 2.59%)	#	10/15/2036	3,320,000	3,239,218
BX Trust 2021-RISE A†	0.939% (1 Mo. LIBOR + .75%)	#	11/15/2036	14,300,000	14,141,666
BX Trust 2022-LBA6 A†	1.099% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	19,970,000	19,732,531
BXHPP Trust 2021-FILM A†	0.841% (1 Mo. LIBOR + .65%)	#	8/15/2036	13,000,000	12,659,392
BXHPP Trust 2021-FILM B†	1.091% (1 Mo. LIBOR + .90%)	#	8/15/2036	6,380,000	6,183,228
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.626%	#(i)	5/10/2058	909,306	48,989
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.099%	#(i)	11/10/2049	2,631,631	110,754
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.689%	#(i)	12/10/2054	3,564,211	103,194
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500,000	3,541,299
CHT Mortgage Trust 2017-CSMO B†	1.591% (1 Mo. LIBOR + 1.40%)	#	11/15/2036	2,768,000	2,760,549
CHT Mortgage Trust 2017-CSMO F†	3.932% (1 Mo. LIBOR + 3.74%)	#	11/15/2036	2,800,000	2,793,279
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.211%	#(i)	7/10/2047	3,452,000	17,589
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.343%	#(i)	6/10/2048	5,532,375	57,534
COLT Mortgage Loan Trust 2021-2 A1†	0.924%	#(i)	8/25/2066	6,496,115	6,286,776
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.657%	#(i)	7/10/2046	2,680	2,679
Commercial Mortgage Pass-Through Certificates 2012-CR1 B	4.612%		5/15/2045	4,600,000	4,596,468
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617,000	608,430
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.685%	#(i)	10/15/2045	4,255,928	22,447
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	114,508	114,289
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080,000	1,071,375

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.168%	#(i)	3/10/2046	$4,227,871	$38,140
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.322%	#(i)	6/10/2046	11,002,227	32,299
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	84,239	84,224
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	133,367	133,048
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.952%	#(i)	8/10/2047	2,211,266	42,226
Commercial Mortgage Pass-Through Certificates 2016-CD1 XA IO	1.371%	#(i)	8/10/2049	806,376	38,267
Connecticut Avenue Securities Trust 2022-R01 1M2†	1.949% (1 Mo. SOFR + 1.90%)	#	12/25/2041	5,630,000	5,515,426
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.20%	#(i)	12/15/2049	20,135,000	227,417
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	198,581	198,352
Credit Suisse Mortgage Capital Certificates 2021-BHAR A†	1.342% (1 Mo. LIBOR + 1.15%)	#	11/15/2038	16,329,500	16,349,912
Credit Suisse Mortgage Capital Certificates Trust 2014-USA X1 IO†	0.54%	#(i)	9/15/2037	39,135,267	638,398
Credit Suisse Mortgage Capital Certificates Trust 2017-MOON B†	3.197%	#(i)	7/10/2034	200,000	199,848
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.141% (1 Mo. LIBOR + .95%)	#	12/15/2030	502,000	498,314
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(i)	2/25/2050	486,497	482,607
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	1.592% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	6,130,000	6,057,516
Credit Suisse Mortgage Capital Certificates Trust 2021-AFC1 A1†	0.83%	#(i)	3/25/2056	633,449	620,261
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(i)	5/25/2065	3,183,339	3,134,719
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(i)	4/25/2066	1,076,274	1,043,955
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM6 A1†	1.174%	#(i)	7/25/2066	6,226,663	6,095,664

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(i)	10/25/2066	$2,995,057	$2,912,191
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A3	2.064%	#(i)	10/25/2066	1,123,911	1,093,105
Credit Suisse Mortgage Capital Certificates Trust 2022-NQM1 A1†	2.265%	#(i)	11/25/2066	5,197,960	5,126,867
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	Zero Coupon	#(i)	6/15/2057	82,732,000	142,299
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.943%	#(i)	11/15/2049	4,225,205	144,452
CSMC 2021-NQM6 A2†	1.379%	#(i)	7/25/2066	4,077,087	3,990,878
DBGS Mortgage Trust 2018-5BP A†	0.986% (1 Mo. LIBOR + .80%)	#	6/15/2033	1,120,000	1,107,034
DBGS Mortgage Trust 2018-BIOD A†	0.928% (1 Mo. LIBOR + .80%)	#	5/15/2035	1,239,062	1,231,163
DBGS Mortgage Trust 2021-W52 A†	1.587% (1 Mo. LIBOR + 1.39%)	#	10/15/2036	4,750,000	4,791,354
DBGS Mortgage Trust 2021-W52 C†	2.492% (1 Mo. LIBOR + 2.30%)	#	10/15/2036	9,905,000	9,991,533
DBJPM Mortgage Trust 2016-C3 XA IO	1.442%	#(i)	8/10/2049	9,378,978	494,408
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	256,709	253,300
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(i)	6/10/2034	513,419	5,109
DBWF Mortgage Trust 2016-85T XA XA IO†	0.014%	#(i)	12/10/2036	61,529,000	147,670
DBWF Mortgage Trust 2018-AMXP B†	3.996%	#(i)	5/5/2035	1,500,000	1,483,323
DBWF Mortgage Trust 2018-AMXP C†	3.83%	#(i)	5/5/2035	1,000,000	991,675
DBWF Mortgage Trust 2018-GLKS A†	1.192% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	2,988,731	2,963,493
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(i)	8/25/2066	6,083,779	5,915,518
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(i)	2/25/2066	120,516	117,593
ELP Commercial Mortgage Trust 2021-ELP D†	1.711% (1 Mo. LIBOR + 1.52%)	#	11/15/2038	2,470,000	2,418,239
EQUS Mortgage Trust 2021-EQAZ B†	1.291% (1 Mo. LIBOR + 1.10%)	#	10/15/2038	2,640,000	2,585,197
EQUS Mortgage Trust 2021-EQAZ C†	1.541% (1 Mo. LIBOR + 1.35%)	#	10/15/2038	8,270,000	8,095,587
EQUS Mortgage Trust 2021-EQAZ D†	1.841% (1 Mo. LIBOR + 1.65%)	#	10/15/2038	3,970,000	3,884,668
Extended Stay America Trust 2021-ESH E†	3.042% (1 Mo. LIBOR + 2.85%)	#	7/15/2038	5,466,357	5,407,362
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	761,402	763,882

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	$335,349	$334,835
Freddie Mac STACR REMIC Trust 2021-DNA5 M2†	1.699% (1 Mo. SOFR + 1.65%)	#	1/25/2034	5,385,000	5,293,718
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	0.899% (1 Mo. SOFR + .85%)	#	9/25/2041	2,925,000	2,896,979
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	0.999% (1 Mo. SOFR + .95%)	#	12/25/2041	12,480,000	12,318,171
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B†	1.90% (1 Mo. SOFR + 1.85%)	#	1/25/2042	7,160,000	7,058,982
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	102,334	102,586
Great Wolf Trust 2019-WOLF B†	1.525% (1 Mo. LIBOR + 1.33%)	#	12/15/2036	10,000,000	9,862,480
Great Wolf Trust 2019-WOLF C†	1.824% (1 Mo. LIBOR + 1.63%)	#	12/15/2036	2,945,000	2,897,806
Great Wolf Trust 2019-WOLF E†	2.923% (1 Mo. LIBOR + 2.73%)	#	12/15/2036	2,620,000	2,521,757
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300,000	1,303,977
GS Mortgage Securities Corp. II 2021-ARDN A†	1.441% (1 Mo. LIBOR + 1.25%)	#	11/15/2036	11,500,000	11,288,049
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159,000	1,155,202
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060,000	1,053,157
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	1,300,000	1,306,944
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.141% (1 Mo. LIBOR + .95%)	#	7/15/2035	2,355,942	2,327,778
GS Mortgage Securities Corp. Trust 2019-70P B†	1.511% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	656,511	644,228
GS Mortgage Securities Corp. Trust 2021-RENT B†	1.262% (1 Mo. LIBOR + 1.10%)	#	11/21/2035	15,856,709	15,689,988
GS Mortgage Securities Corp. Trust 2021-ROSS A†	1.342% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	5,000,000	4,946,460

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2021-ROSS H†	6.092% (1 Mo. LIBOR + 5.90%)	#	5/15/2026	$560,000	$551,337
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259,000	259,187
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.915%	#(i)	11/10/2045	1,308,649	6,174
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(i)	4/10/2031	2,584,025	2,553,548
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(i)	6/10/2046	3,450,000	3,484,633
GS Mortgage Securities Trust 2013-GC12 XA IO	1.39%	#(i)	6/10/2046	17,353,210	195,862
GS Mortgage Securities Trust 2015-GS1 XA IO	0.76%	#(i)	11/10/2048	1,033,130	25,597
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974,000	973,012
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629,000	621,258
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469,000	463,478
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618,000	611,568
HONO Mortgage Trust 2021-LULU A†	1.341% (1 Mo. LIBOR + 1.15%)	#	10/15/2036	13,950,000	13,771,620
Hudson Yards Mortgage Trust 2016-10HY A†	2.835%		8/10/2038	6,310,000	6,308,125
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200,000	1,077,916
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(i)	8/5/2034	559,000	417,905
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	2.911% (1 Mo. LIBOR + 2.80%)	#	8/5/2034	1,961,000	1,660,769
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(i)	5/15/2048	1,532,000	1,550,672
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	2.441% (1 Mo. LIBOR + 2.25%)	#	12/15/2036	5,800,000	5,487,353
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	9,500,000	9,707,748
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON XA IO†	0.485%	#(i)	7/5/2031	129,394,000	816,282
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON XB IO†	0.154%	#(i)	7/5/2031	50,413,000	126,597
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(i)	5/15/2045	253,000	253,410
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	5,583,792	4,628,963
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.342%	#(i)	5/5/2030	1,254,000	908,523
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.933%	#(i)	12/15/2047	7,705,931	43,999

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.438%	#(i)	7/15/2045	$4,326,701	$17,056
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.227%	#(i)	4/15/2046	1,237,536	12,787
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.863%	#(i)	11/15/2047	2,395,819	41,528
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000,000	2,825,000
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(i)	6/10/2027	2,906,000	116
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(i)	6/10/2027	1,292,000	13
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.614%	#(i)	5/15/2048	1,485,424	23,204
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.591%	#(i)	12/15/2049	3,371,165	73,348
JPMorgan Chase Commercial Mortgage Securities Trust 2016-NINE A†	2.854%	#(i)	9/6/2038	4,340,000	4,347,868
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.01%	#(i)	9/15/2050	7,940,093	323,419
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608,000	606,872
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(i)	6/5/2032	452,000	449,919
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.527%	#(i)	6/5/2032	32,692,000	1,429
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.791% (1 Mo. LIBOR + 1.60%)	#	6/15/2032	302,141	301,249
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.641% (1 Mo. LIBOR + 1.45%)	#	4/15/2031	658,000	653,106
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.341% (1 Mo. LIBOR + 2.15%)	#	4/15/2031	449,000	444,913
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.741% (1 Mo. LIBOR + 2.55%)	#	4/15/2031	332,000	329,162
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.311% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	901,105	898,946
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	4,760,000	4,862,347

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	2.011% (1 Mo. LIBOR + 1.90%)	#	7/5/2033	$323,000	$322,218
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XBFX IO†	0.377%	#(i)	7/5/2033	95,152,000	471,954
KIND Trust 2021-KIND A†	1.141% (1 Mo. LIBOR + .95%)	#	8/15/2038	6,110,000	6,047,927
KKR Industrial Portfolio Trust 2021-KDIP A†	0.741% (1 Mo. LIBOR + .55%)	#	12/15/2037	422,536	413,709
Life 2021-BMR Mortgage Trust 2021-BMR A†	0.891% (1 Mo. LIBOR + .70%)	#	3/15/2038	5,308,039	5,207,799
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.766%	#(i)	3/10/2049	1,202,028	40,257
LSTAR Commercial Mortgage Trust 2016-4 XB XB IO†	0.634%	#(i)	3/10/2049	19,753,000	464,393
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	56,678	56,667
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100,000	2,138,587
LUXE Trust 2021-TRIP C†	1.941% (1 Mo. LIBOR + 1.75%)	#	10/15/2038	1,000,000	987,595
MF1 Ltd. 2020-FL3 B†	3.913% (1 Mo. SOFR + 3.86%)	#	7/15/2035	2,305,000	2,328,086
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090,000	2,071,534
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.525%	#(i)	12/15/2048	1,000,000	1,004,767
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.559%	#(i)	7/15/2050	5,522,674	87,269
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	1,000,000	1,020,644
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.288%	#(i)	11/15/2049	4,274,510	198,816
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	95,371	95,330
Morgan Stanley Capital I Trust 2014-150E A†	3.912%		9/9/2032	11,430,000	11,707,081
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.496%	#(i)	8/15/2049	3,974,531	196,431
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A1†	0.626% (1 Mo. LIBOR + .50%)	#	9/10/2022	9,500,000	9,497,710
Motel Trust 2021-MTL6 D†	2.291% (1 Mo. LIBOR + 2.10%)	#	9/15/2038	4,205,001	4,151,461
Motel Trust 2021-MTL6 E†	2.891% (1 Mo. LIBOR + 2.70%)	#	9/15/2038	4,938,599	4,876,704

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MRA Issuance Trust 2021-8 A2Y†	1.256% (1 Mo. LIBOR + 1.15%)	#	5/15/2022	$31,300,000	$31,300,635
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	244,802	244,088
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(i)	1/26/2060	162,933	162,805
NYO Commercial Mortgage Trust 2021-1290 A†	1.287% (1 Mo. LIBOR + 1.10%)	#	11/15/2038	10,340,000	10,165,398
One New York Plaza Trust 2020-1NYP A†	1.141% (1 Mo. LIBOR + .95%)	#	1/15/2036	5,000,000	4,943,250
One New York Plaza Trust 2020-1NYP AJ†	1.441% (1 Mo. LIBOR + 1.25%)	#	1/15/2036	3,250,000	3,213,978
One New York Plaza Trust 2020-1NYP B†	1.691% (1 Mo. LIBOR + 1.50%)	#	1/15/2036	1,990,000	1,968,376
PFP Ltd. 2019-6 A†	1.176% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	376,520	375,003
PFP Ltd. 2021-7 A†	1.041% (1 Mo. LIBOR + .85%)	#	4/14/2038	5,159,640	5,127,392
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.834%	#(i)	1/15/2032	592,000	602,149
Ready Capital Mortgage Financing LLC 2021-FL6 A†	1.058% (1 Mo. LIBOR + .95%)	#	7/25/2036	6,200,000	6,142,918
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	657,984	660,505
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	531,676	527,014
ReadyCap Commercial Mortgage Trust 2022 FL8 A(d)	1.698% (1 Mo. SOFR + 1.65%)	#	1/25/2037	10,000,000	10,012,500
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(i)	1/26/2060	124,215	123,350
SFO Commercial Mortgage Trust 2021-555 A†	1.341% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	1,750,000	1,737,067
SLIDE 2018-FUN A†	1.341% (1 Mo. LIBOR + 1.15%)	#	6/15/2031	3,191,260	3,161,078
SLIDE 2018-FUN B†	1.691% (1 Mo. LIBOR + 1.50%)	#	6/15/2031	319,311	316,134
SLIDE 2018-FUN C†	1.991% (1 Mo. LIBOR + 1.80%)	#	6/15/2031	251,019	246,529
SLIDE 2018-FUN D†	2.291% (1 Mo. LIBOR + 2.10%)	#	6/15/2031	7,429,969	7,233,684
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(i)	12/15/2020	33,332,536	333

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SMRT 2022-MINI A†	1.10% (1 Mo. Term SOFR + 1.00%)	#	1/15/2024	$19,970,000	$19,669,767
SREIT Trust 2021-MFP A†	0.922% (1 Mo. LIBOR + .73%)	#	11/15/2038	11,500,000	11,284,491
SREIT Trust 2021-MFP D†	1.769% (1 Mo. LIBOR + 1.58%)	#	11/15/2038	2,500,000	2,452,410
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(i)	2/25/2050	142,732	142,222
Starwood Mortgage Residential Trust 2021-2 A1†	0.943%	#(i)	5/25/2065	2,117,621	2,092,059
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	33,569	34,044
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250,000	1,249,382
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	257,799	257,884
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(i)	3/10/2046	635,141	629,925
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.885%	#(i)	3/10/2046	8,243,487	34,506
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.085%	#(i)	4/10/2046	16,122,526	104,846
VASA Trust 2021-VASA B†	1.441% (1 Mo. LIBOR + 1.25%)	#	7/15/2039	6,000,000	5,895,459
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	145,533	145,572
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	252,051	249,503
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	214,050	211,188
Verus Securitization Trust 2021-1 A1†	0.815%	#(i)	1/25/2066	443,384	434,608
Verus Securitization Trust 2021-3 A1†	1.046%	#(i)	6/25/2066	3,225,639	3,148,306
Verus Securitization Trust 2021-5 A1†	1.013%	#(i)	9/25/2066	3,679,462	3,532,668
Verus Securitization Trust 2021-R2 A1†	0.918%	#(i)	2/25/2064	759,799	752,152
Verus Securitization Trust 2021-R3 A1†	1.02%	#(i)	4/25/2064	1,281,666	1,268,891
Waikiki Beach Hotel Trust 2019-WBM D†	2.221% (1 Mo. LIBOR + 2.03%)	#	12/15/2033	1,100,000	1,077,786
Wells Fargo Commercial Mortgage Trust 2010-29 XB IO	0.013%	#(i)	6/15/2048	58,000,000	92,017
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.604%	#(i)	6/15/2048	3,311,461	56,520
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.72%	#(i)	8/15/2049	1,647,550	101,340
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	1,000,000	1,031,308

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	0.979%	#(i)	10/15/2049	$7,056,835	$287,733
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679,000	678,067
West Town Mall Trust 2017-KNOX C†	4.346%	#(i)	7/5/2030	500,000	497,145
West Town Mall Trust 2017-KNOX D†	4.346%	#(i)	7/5/2030	625,000	619,759
West Town Mall Trust 2017-KNOX X IO†	0.37%	#(i)	7/5/2030	33,573,901	1,031
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	545,359	545,379
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.668%	#(i)	6/15/2045	300,000	293,586
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.179%	#(i)	6/15/2045	5,642,531	561
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166,000	1,176,183
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.173%	#(i)	5/15/2045	8,798,120	83,243
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.64%	#(i)	8/15/2047	15,000,000	222,169
ZH Trust 2021-2 A†	2.349%		10/17/2027	7,790,000	7,786,914
Total Non-Agency Commercial Mortgage-Backed Securities (cost $707,964,605)					693,254,114

U.S. TREASURY OBLIGATIONS 3.54%
U.S. Treasury Inflation Indexed Note(j)	0.125%		10/15/2026	71,412,600	76,767,945
U.S. Treasury Inflation Indexed Note(j)	0.125%		1/15/2032	37,209,420	40,847,826
U.S. Treasury Note	0.875%		1/31/2024	24,393,000	24,130,966
Total U.S. Treasury Obligations (cost $142,482,247)					141,746,737

	Exercise Price		Expiration Date	Shares

WARRANTS 0.00%

Miscellaneous Financials
Sable Permian Resources†*(e) (cost $2,388)	$—	(k)	2/1/2024	398	10,647
Total Long-Term Investments (cost $3,830,389,403)					3,767,641,475

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.63%

COMMERCIAL PAPER 0.14%
Miscellaneous Manufacturing Parker-Hannifin Corp. (cost $5,710,048)	Zero Coupon	3/9/2022	$5,711,000	$5,710,048

REPURCHASE AGREEMENTS 1.49%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $63,783,700 of U.S. Treasury Note at 0.25% due 6/30/2025; value: $60,583,127; proceeds: $59,395,173 (cost $59,395,173)			59,395,173	59,395,173
Total Short-Term Investments (cost $65,105,221)				65,105,221
Total Investments in Securities 95.80% (cost $3,895,494,624)				3,832,746,696
Other Assets and Liabilities – Net(l) 4.20%				167,897,614
Net Assets 100.00%				$4,000,644,310
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2022, the total value of Rule 144A securities was $2,249,611,114, which represents 56.23% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2022.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Foreign security traded in U.S. dollars.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2022.
(g)	Interest rate to be determined.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	Cashless strike price.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Centrally Cleared Interest Rate Swap Contracts at February 28, 2022:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	0.173%	3-Month USD SOFR Index	10/21/2025	$165,637	$8,098
Bank of America(1)	0.049%	3-Month USD SOFR Index	10/21/2022	593,263	2,501
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$10,599

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America(1)	3-Month USD FedFunds Index	0.051%	10/21/2022	$593,263	$(2,615)
Bank of America(1)	3-Month USD FedFunds Index	0.184%	10/21/2025	165,637	(8,127)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(10,742)
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 28, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	0.760%	CPI Urban Consumer NSA	3/31/2025	$15,000,000	$2,392,525
Bank of America	0.903%	CPI Urban Consumer NSA	4/7/2025	15,000,000	2,291,610
Bank of America	1.756%	CPI Urban Consumer NSA	11/15/2024	10,000,000	1,102,329
Bank of America	1.888%	CPI Urban Consumer NSA	10/2/2029	5,000,000	765,805
Bank of America	1.918%	CPI Urban Consumer NSA	6/14/2029	10,000,000	1,418,341
Bank of America	1.935%	CPI Urban Consumer NSA	9/1/2029	5,000,000	766,874
Bank of America	1.953%	CPI Urban Consumer NSA	10/15/2029	7,000,000	1,024,169
Bank of America	1.964%	CPI Urban Consumer NSA	11/27/2029	5,000,000	721,669
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	10,000,000	1,360,406
Bank of America	1.980%	CPI Urban Consumer NSA	10/14/2029	5,000,000	719,338
Bank of America	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	881,128
Bank of America	2.085%	CPI Urban Consumer NSA	12/10/2028	10,000,000	1,270,594

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	$5,000,000	$667,798
Bank of America	2.112%	CPI Urban Consumer NSA	12/8/2029	5,000,000	651,874
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	592,303
Bank of America	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	1,240,655
Bank of America	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	1,959,995
Bank of America	2.229%	CPI Urban Consumer NSA	1/6/2033	5,000,000	657,124
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,072,890
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	958,268
Bank of America	2.295%	CPI Urban Consumer NSA	1/15/2046	5,000,000	712,228
Bank of America	2.302%	CPI Urban Consumer NSA	1/11/2033	5,000,000	610,477
Bank of America	2.309%	CPI Urban Consumer NSA	1/19/2033	5,000,000	605,414
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	935,262
Bank of America	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	915,965
Bank of America	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	1,143,534
Bank of America	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	500,694
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	879,186
Bank of America	2.343%	CPI Urban Consumer NSA	9/11/2028	10,000,000	882,264
Bank of America	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	457,858
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	872,497
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	886,715
Bank of America	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	497,799
Bank of America	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	990,494
Bank of America	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	861,043
Bank of America	2.363%	CPI Urban Consumer NSA	3/21/2032	5,000,000	482,290
Bank of America	2.363%	CPI Urban Consumer NSA	1/23/2033	5,000,000	506,097
Bank of America	2.363%	CPI Urban Consumer NSA	1/25/2033	5,000,000	506,313

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.365%	CPI Urban Consumer NSA	1/30/2038	$10,000,000	$1,054,906
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,260,585
Bank of America	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	523,758
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	839,114
Bank of America	2.377%	CPI Urban Consumer NSA	7/21/2034	20,000,000	1,930,467
Bank of America	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	1,270,321
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	846,865
Bank of America	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	1,261,318
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	846,647
Bank of America	2.385%	CPI Urban Consumer NSA	8/6/2028	25,000,000	2,069,075
Bank of America	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	3,792,917
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	821,138
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	825,138
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	836,601
Bank of America	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	860,901
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	409,448
Bank of America	2.410%	CPI Urban Consumer NSA	3/15/2031	5,000,000	518,529
Bank of America	2.410%	CPI Urban Consumer NSA	4/12/2036	5,000,000	538,501
Bank of America	2.420%	CPI Urban Consumer NSA	9/27/2037	15,000,000	1,128,422
Bank of America	2.420%	CPI Urban Consumer NSA	4/23/2041	10,000,000	1,017,719
Bank of America	2.425%	CPI Urban Consumer NSA	3/16/2031	20,000,000	2,040,233
Bank of America	2.429%	CPI Urban Consumer NSA	7/27/2036	20,000,000	1,765,638
Bank of America	2.434%	CPI Urban Consumer NSA	3/23/2031	10,000,000	1,008,385
Bank of America	2.437%	CPI Urban Consumer NSA	9/7/2037	10,000,000	753,324
Bank of America	2.438%	CPI Urban Consumer NSA	2/10/2042	30,000,000	1,398,925
Bank of America	2.439%	CPI Urban Consumer NSA	4/13/2033	10,000,000	1,013,609

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.439%	CPI Urban Consumer NSA	8/17/2041	$10,000,000	$755,465
Bank of America	2.440%	CPI Urban Consumer NSA	3/18/2033	15,000,000	1,534,584
Bank of America	2.443%	CPI Urban Consumer NSA	4/14/2033	10,000,000	1,008,488
Bank of America	2.443%	CPI Urban Consumer NSA	3/26/2036	10,000,000	1,030,536
Bank of America	2.446%	CPI Urban Consumer NSA	4/6/2041	5,000,000	487,063
Bank of America	2.453%	CPI Urban Consumer NSA	4/19/2036	10,000,000	1,001,550
Bank of America	2.457%	CPI Urban Consumer NSA	4/9/2031	10,000,000	975,409
Bank of America	2.459%	CPI Urban Consumer NSA	3/29/2033	10,000,000	993,828
Bank of America	2.463%	CPI Urban Consumer NSA	4/16/2031	10,000,000	964,407
Bank of America	2.463%	CPI Urban Consumer NSA	8/27/2033	20,000,000	1,487,497
Bank of America	2.468%	CPI Urban Consumer NSA	4/28/2031	10,000,000	951,238
Bank of America	2.468%	CPI Urban Consumer NSA	4/7/2033	10,000,000	979,494
Bank of America	2.470%	CPI Urban Consumer NSA	4/7/2033	10,000,000	976,894
Bank of America	2.474%	CPI Urban Consumer NSA	3/22/2031	10,000,000	966,715
Bank of America	2.475%	CPI Urban Consumer NSA	3/19/2031	10,000,000	965,071
Bank of America	2.475%	CPI Urban Consumer NSA	4/21/2036	20,000,000	1,922,971
Bank of America	2.476%	CPI Urban Consumer NSA	4/27/2031	15,000,000	1,416,154
Bank of America	2.477%	CPI Urban Consumer NSA	6/11/2036	10,000,000	900,335
Bank of America	2.480%	CPI Urban Consumer NSA	4/1/2033	5,000,000	483,701
Bank of America	2.481%	CPI Urban Consumer NSA	7/29/2033	15,000,000	1,199,760
Bank of America	2.481%	CPI Urban Consumer NSA	8/12/2036	15,000,000	1,131,214
Bank of America	2.483%	CPI Urban Consumer NSA	4/26/2031	10,000,000	938,028
Bank of America	2.484%	CPI Urban Consumer NSA	6/25/2030	20,000,000	1,683,098
Bank of America	2.484%	CPI Urban Consumer NSA	4/6/2033	15,000,000	1,439,868
Bank of America	2.489%	CPI Urban Consumer NSA	9/9/2034	20,000,000	1,367,033
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,069,848

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.496%	CPI Urban Consumer NSA	3/31/2031	$15,000,000	$1,405,791
Bank of America	2.496%	CPI Urban Consumer NSA	3/30/2033	10,000,000	945,352
Bank of America	2.498%	CPI Urban Consumer NSA	9/1/2036	20,000,000	1,336,598
Bank of America	2.502%	CPI Urban Consumer NSA	9/29/2034	20,000,000	1,276,230
Bank of America	2.507%	CPI Urban Consumer NSA	5/10/2041	10,000,000	806,130
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,612,640
Bank of America	2.513%	CPI Urban Consumer NSA	6/17/2029	25,000,000	2,039,688
Bank of America	2.513%	CPI Urban Consumer NSA	6/18/2029	30,000,000	2,440,309
Bank of America	2.520%	CPI Urban Consumer NSA	4/29/2031	15,000,000	1,342,233
Bank of America	2.521%	CPI Urban Consumer NSA	5/21/2046	13,000,000	909,704
Bank of America	2.522%	CPI Urban Consumer NSA	5/28/2036	15,000,000	1,275,303
Bank of America	2.525%	CPI Urban Consumer NSA	10/1/2035	30,000,000	1,777,510
Bank of America	2.534%	CPI Urban Consumer NSA	5/5/2032	10,000,000	870,546
Bank of America	2.536%	CPI Urban Consumer NSA	5/5/2032	10,000,000	867,865
Bank of America	2.540%	CPI Urban Consumer NSA	9/15/2034	20,000,000	1,207,106
Bank of America	2.545%	CPI Urban Consumer NSA	9/14/2034	15,000,000	897,896
Bank of America	2.554%	CPI Urban Consumer NSA	6/8/2031	15,000,000	1,222,408
Bank of America	2.559%	CPI Urban Consumer NSA	6/1/2030	20,000,000	1,630,255
Bank of America	2.560%	CPI Urban Consumer NSA	4/30/2031	15,000,000	1,276,660
Bank of America	2.560%	CPI Urban Consumer NSA	6/2/2031	20,000,000	1,639,193
Bank of America	2.564%	CPI Urban Consumer NSA	6/15/2029	30,000,000	2,326,555
Bank of America	2.564%	CPI Urban Consumer NSA	6/7/2033	20,000,000	1,595,926
Bank of America	2.565%	CPI Urban Consumer NSA	5/6/2031	10,000,000	841,063
Bank of America	2.566%	CPI Urban Consumer NSA	5/28/2031	15,000,000	1,230,382
Bank of America	2.571%	CPI Urban Consumer NSA	6/4/2033	20,000,000	1,590,970
Bank of America	2.585%	CPI Urban Consumer NSA	5/12/2036	15,000,000	1,142,003

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.586%	CPI Urban Consumer NSA	6/3/2031	$15,000,000	$1,184,318
Bank of America	2.593%	CPI Urban Consumer NSA	5/17/2036	10,000,000	745,971
Bank of America	2.623%	CPI Urban Consumer NSA	5/11/2031	10,000,000	775,624
Bank of America	2.695%	CPI Urban Consumer NSA	2/18/2032	50,000,000	1,126,364
Bank of America	2.714%	CPI Urban Consumer NSA	10/20/2034	25,000,000	822,757
Bank of America	2.797%	CPI Urban Consumer NSA	1/6/2032	60,000,000	1,147,487
Bank of America	2.800%	CPI Urban Consumer NSA	1/25/2027	80,000,000	2,079,353
Bank of America	2.823%	CPI Urban Consumer NSA	10/22/2029	50,000,000	1,669,090
Bank of America	2.854%	CPI Urban Consumer NSA	10/14/2027	50,000,000	1,788,917
Bank of America	2.931%	CPI Urban Consumer NSA	2/15/2027	80,000,000	1,284,677
Bank of America	2.931%	CPI Urban Consumer NSA	2/15/2027	80,000,000	1,284,677
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	80,000,000	0
Unrealized Appreciation on CPI Centrally Cleared Swaps					$146,440,109

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 28, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	1.818%	CPI Urban Consumer NSA	8/28/2022	$60,000,000	$(4,929,916)
Bank of America	1.924%	CPI Urban Consumer NSA	4/10/2022	10,000,000	(599,128)
Bank of America	1.935%	CPI Urban Consumer NSA	6/9/2022	10,000,000	(691,107)
Bank of America	2.032%	CPI Urban Consumer NSA	11/30/2023	30,000,000	(2,535,691)
Bank of America	2.036%	CPI Urban Consumer NSA	11/21/2022	10,000,000	(722,352)
Bank of America	2.054%	CPI Urban Consumer NSA	12/5/2022	10,000,000	(704,915)
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	35,000,000	(241,659)
Bank of America	2.788%	CPI Urban Consumer NSA	6/8/2026	5,000,000	(323,118)
Unrealized Depreciation on CPI Centrally Cleared Swaps					$(10,747,886)

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Open Consumer Price Index (“CPI”) OTC Swaps at February 28, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,362,013
Bank of America	1.747%	CPI Urban Consumer NSA	8/22/2026	20,000,000	2,974,587
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	973,481
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	964,738
Bank of America	2.144%	CPI Urban Consumer NSA	7/24/2029	10,000,000	1,250,839
Bank of America	2.148%	CPI Urban Consumer NSA	7/31/2029	10,000,000	1,248,959
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	659,835
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	1,746,551
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	483,345
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	481,927
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	2,781,773
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	500,773
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	907,587
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	906,060
Bank of America	2.363%	CPI Urban Consumer NSA	2/1/2038	5,000,000	530,979
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	446,384
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	889,587
Bank of America	2.376%	CPI Urban Consumer NSA	2/26/2038	5,000,000	515,820
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	870,832
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	875,816
Bank of America	2.398%	CPI Urban Consumer NSA	1/24/2029	10,000,000	853,775
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	475,069
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	488,696
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	1,367,991
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	1,150,902

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	$10,000,000	$944,943
Barclays Bank plc	2.128%	CPI Urban Consumer NSA	6/22/2025	10,000,000	917,113
Barclays Bank plc	2.158%	CPI Urban Consumer NSA	12/2/2024	10,000,000	928,391
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	1,394,361
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	1,326,148
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	1,755,229
Barclays Bank plc	2.223%	CPI Urban Consumer NSA	12/30/2023	30,000,000	2,340,984
Barclays Bank plc	2.228%	CPI Urban Consumer NSA	12/5/2024	15,000,000	1,297,630
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	998,933
Barclays Bank plc	2.393%	CPI Urban Consumer NSA	12/13/2031	5,000,000	466,925
Barclays Bank plc	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	904,662
Deutsche Bank AG	1.698%	CPI Urban Consumer NSA	9/2/2022	10,000,000	833,623
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	1,979,581
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	32,203
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	256,675
Goldman Sachs	1.568%	CPI Urban Consumer NSA	3/2/2024	8,000,000	1,102,243
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	653,295
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	856,620
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	859,440
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	1,095,775
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	1,669,391
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	854,826
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	450,310
Goldman Sachs	2.378%	CPI Urban Consumer NSA	4/17/2030	5,000,000	447,441
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	959,629
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	468,198

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.448%	CPI Urban Consumer NSA	4/24/2023	$30,000,000	$358,433
Goldman Sachs	CPI Urban Consumer NSA	2.317%	3/16/2029	5,000,000	475,936
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	1,297,824
J.P. Morgan	CPI Urban Consumer NSA	2.074%	11/21/2023	35,000,000	2,086,022
Unrealized Appreciation on CPI OTC Swaps					$56,721,103

Open Consumer Price Index (“CPI”) OTC Swaps at February 28, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	$15,000,000	$(2,141,763)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(708,527)
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	(675,155)
Bank of America	CPI Urban Consumer NSA	2.069%	11/10/2022	15,000,000	(1,078,197)
Bank of America	CPI Urban Consumer NSA	2.590%	6/26/2023	40,000,000	(175,014)
Bank of America	CPI Urban Consumer NSA	2.825%	7/22/2023	5,000,000	(372,716)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	(1,004,023)
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	(2,167,395)
Barclays Bank plc	CPI Urban Consumer NSA	2.529%	7/8/2022	30,000,000	(412,687)
Barclays Bank plc	CPI Urban Consumer NSA	2.945%	3/5/2038	15,000,000	(2,281,534)
Credit Suisse	CPI Urban Consumer NSA	2.671%	4/11/2022	30,000,000	(1,397,617)
Credit Suisse	CPI Urban Consumer NSA	2.864%	3/22/2032	8,000,000	(790,961)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	(1,717,612)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	(1,524,010)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	(2,345,440)
Deutsche Bank AG	CPI Urban Consumer NSA	1.673%	4/20/2023	20,000,000	(2,337,039)
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	(938,522)
Deutsche Bank AG	CPI Urban Consumer NSA	2.505%	12/7/2031	5,000,000	(20,276)
Deutsche Bank AG	CPI Urban Consumer NSA	2.745%	3/20/2022	30,000,000	(1,722,132)

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Deutsche Bank AG	CPI Urban Consumer NSA	2.750%	3/30/2032	$6,000,000	$(401,326)
Deutsche Bank AG	CPI Urban Consumer NSA	2.779%	3/12/2022	25,000,000	(1,567,138)
Deutsche Bank AG	CPI Urban Consumer NSA	3.010%	2/15/2033	15,000,000	(1,949,760)
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	(875,917)
Goldman Sachs	CPI Urban Consumer NSA	2.063%	12/8/2024	15,000,000	(1,089,605)
Goldman Sachs	CPI Urban Consumer NSA	2.313%	9/30/2024	30,000,000	(1,097,292)
Goldman Sachs	CPI Urban Consumer NSA	2.773%	4/3/2023	20,000,000	(807,533)
Goldman Sachs	CPI Urban Consumer NSA	2.945%	1/16/2038	15,000,000	(2,396,946)
Goldman Sachs	CPI Urban Consumer NSA	2.980%	2/7/2033	10,000,000	(1,223,014)
J.P. Morgan	2.756%	CPI Urban Consumer NSA	3/25/2022	30,000,000	(1,734,899)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	(425,772)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	(514,390)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	(560,598)
Unrealized Depreciation on CPI OTC Swaps					$(38,454,810)

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2022	8,839	Long	$1,896,726,417	$1,902,387,582	$5,661,165

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2022	313	Short	$(43,807,413)	$(44,235,703)	$(428,290)

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2022

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$565,067,750	$865,144	$565,932,894
Remaining Industries	–	246,378,320	–	246,378,320
Convertible Bonds	–	786,030	–	786,030
Corporate Bonds
REITS	–	63,767,888	3,665,191	67,433,079
Remaining Industries	–	1,731,633,975	–	1,731,633,975
Floating Rate Loans
Environmental Control	–	2,033,668	774,787	2,808,455
Health Care Services	–	8,012,226	7,205,916	15,218,142
Non Cyclical	–	–	1,706,762	1,706,762
Real Estate Investment Trusts	–	4,141,682	16,263,510	20,405,192
Remaining Industries	–	269,808,459	–	269,808,459
Foreign Government Obligations	–	7,173,983	–	7,173,983
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	548,030	–	548,030
Government Sponsored Enterprises Pass-Throughs	–	2,083,283	–	2,083,283
Municipal Bonds	–	713,373	–	713,373
Non-Agency Commercial Mortgage-Backed Securities	–	693,254,114	–	693,254,114
U.S. Treasury Obligations	–	141,746,737	–	141,746,737
Warrants	–	10,647	–	10,647
Short-Term Investments
Commercial Paper	–	5,710,048	–	5,710,048
Repurchase Agreements	–	59,395,173	–	59,395,173
Total	$–	$3,802,265,386	$30,481,310	$3,832,746,696
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$10,599	$–	$10,599
Liabilities	–	(10,742)	–	(10,742)
Centrally Cleared CPI Swap Contracts
Assets	–	146,440,109	–	146,440,109
Liabilities	–	(10,747,886)	–	(10,747,886)
OTC CPI Swap Contracts
Assets	–	56,721,103	–	56,721,103
Liabilities	–	(38,454,810)	–	(38,454,810)
Futures Contracts
Assets	5,661,165	–	–	5,661,165
Liabilities	(428,290)	–	–	(428,290)
Total	$5,232,875	$153,958,373	$–	$159,191,248

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND February 28, 2022

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Corporate Bonds	Floating Rate Loans	Government Sponsored Enterprises Pass- Throughs	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2021	$13,531,087	$–	$16,353,205	$81,892	$40,155,648
Accrued Discounts (Premiums)	1,116	(15,223)	982	–	–
Realized Gain (Loss)	8,696	–	(3)	–	–
Change in Unrealized Appreciation (Depreciation)	(3,186)	(60,410)	(84,731)	–	–
Purchases	–	–	13,859,665	–	–
Sales	(62,569)	–	(2,029)	–	–
Transfers into Level 3	–	3,740,824	776,535	–	–
Transfers out of Level 3	(12,610,000)	–	(4,952,649)	(81,892)	(40,155,648)
Balance as of February 28, 2022	$865,144	$3,665,191	$25,950,975	$–	$–
Change in unrealized appreciation/depreciation for the period ended February 28, 2022, related to Level 3 investments held at February 28, 2022	$(3,186)	$(60,410)	$(84,731)	$–	$–

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.91%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.91%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	1,734,827	$25,744,835
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	7,948,298	84,967,304
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	8,354,830	154,063,067
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	23,670,530	106,754,089
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	14,232,032	118,552,828
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I(h)	37,530,900	572,721,540
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I(h)	481,273	14,303,429
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	13,209,380	177,401,970
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	5,071,431	180,289,355
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	4,233,241	114,636,171
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	53,445,694	382,136,715
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	10,824,547	134,982,094
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	7,002,326	100,693,449
Lord Abbett Securities Trust-International Value Fund-Class I(l)	27,961,929	219,221,524
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(m)	3,643,115	118,765,531
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(n)	3,589,565	14,645,427
Total Investments in Underlying Funds (cost 2,576,139,402)		2,519,879,328

OPTIONS PURCHASED 0.10% (cost $3,382,880)		2,669,991

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENT 0.10%

REPURCHASE AGREEMENTS 0.10%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $2,679,900 of U.S. Treasury Note at 0.25% due 07/31/2025; value: $2,541,294; proceeds: $2,491,432 (cost $2,491,432)	$2,491,432	$2,491,432
Total Investments in Securities 100.11% (cost $2,582,013,714)		2,525,040,751
Other Assets and Liabilities – Net(o) (0.11)%		(2,889,330)
Net Assets 100.00%		$2,522,151,421
*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek a high level of total return.
(m)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(n)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(o)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts, purchased options and written options as follows:

OTC Options Purchased at February 28, 2022:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount		Value
Lord Abbett Conversion, Put	Barclays Capital, Inc.	134,000,000	7/29/2022	$79	AUD	2,422,720	$1,329,935
Lord Abbett Conversion, Put	Goldman Sachs	134,000,000	7/1/2022	80		2,295,420	1,340,056
Total OTC Options Purchased							$2,669,991

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2022

Open OTC Written Options at February 28, 2022:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation
Lord Abbett Conversion, Put	Barclays Capital, Inc.	$74	7/29/2022	134,000,000	$(134,000,000)	$(570,514)	$(714,556)	$144,042
Lord Abbett Conversion, Put	Goldman Sachs	75	7/1/2022	134,000,000	(134,000,000)	(536,840)	(623,854)	87,014
Total OTC Written Options						$(1,107,354)	$(1,338,410)	$231,056

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500	March 2022	175	Short	$(40,773,149)	$(38,220,000)	$2,553,149

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$2,519,879,328	$–	$–	$2,519,879,328
OTC Options Purchased	–	2,669,991	–	2,669,991
Short-Term Investments
Repurchase Agreements	–	2,491,432	–	2,491,432
Total	$2,519,879,328	$5,161,423	$–	$2,525,040,751
Other Financial Instruments
OTC Written Options
Assets	$–	$–	$–	$–
Liabilities	–	(1,107,354)	–	(1,107,354)
Futures Contracts
Assets	2,553,149	–	–	2,553,149
Liabilities	–	–	–	–
Total	$2,553,149	$(1,107,354)	$–	$1,445,795

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND February 28, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.88%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.88%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	608,840	$9,035,192
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	16,837,258	179,990,288
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	2,689,128	49,587,515
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	12,299,079	55,468,845
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	10,554,497	87,918,962
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I(h)	11,922,434	181,936,341
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I(h)	184,397	5,480,269
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	4,209,792	56,537,510
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	1,592,435	56,611,046
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,253,720	33,950,733
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	28,097,873	200,899,790
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	8,463,592	105,540,991
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	3,569,775	51,333,370
Lord Abbett Securities Trust-International Value Fund-Class I(l)	12,034,362	94,349,397
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(m)	1,145,828	37,353,994
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(n)	2,247,110	9,168,210
Total Investments in Underlying Funds (cost 1,238,241,309)		1,215,162,453

OPTIONS PURCHASED 0.11% (cost $1,666,195)		1,315,070

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND February 28, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.13%

REPURCHASE AGREEMENTS 0.13%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $1,797,600 of U.S. Treasury Note at 0.25% due 7/31/2025; value: $1,704,627; proceeds: $1,671,112 (cost $1,671,112)	$1,671,112	$1,671,112
Total Investments in Securities 100.12% (cost $1,241,578,616)		1,218,148,635
Other Assets and Liabilities – Net(o) (0.12)%		(1,499,960)
Net Assets 100.00%		$1,216,648,675

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek a high level of total return.
(m)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(n)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(o)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts, purchased options and written options as follows:

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND February 28, 2022

OTC Options Purchased at February 28, 2022:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount		Value
Lord Abbett Conversion, Put	Barclays Capital, Inc.	66,000,000	7/29/2022	$79	AUD	1,193,280	$655,042
Lord Abbett Conversion, Put	Goldman Sachs	66,000,000	7/1/2022	80		1,130,580	660,028
Total OTC Options Purchased							$1,315,070

Open OTC Written Options at February 28, 2022:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation
Lord Abbett Conversion, Put	Barclays Capital, Inc.	$74	7/29/2022	66,000,000	$(66,000,000)	$(280,999)	$(351,945)	$70,946
Lord Abbett Conversion, Put	Goldman Sachs	75	7/1/2022	66,000,000	(66,000,000)	(264,414)	(307,271)	42,857
Total OTC Written Options						$(545,413)	$(659,216)	$113,803

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500	March 2022	82	Short	$(19,105,131)	$(17,908,800)	$1,196,331

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND February 28, 2022

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,215,162,453	$–	$–	$1,215,162,453
OTC Options Purchased	–	1,315,070	–	1,315,070
Short-Term Investments
Repurchase Agreements	–	1,671,112	–	1,671,112
Total	$1,215,162,453	$2,986,182	$–	$1,218,148,635
Other Financial Instruments
OTC Written Options
Assets	$–	$–	$–	$–
Liabilities	–	(545,413)	–	(545,413)
Futures Contracts
Assets	1,196,331	–	–	1,196,331
Liabilities	–	–	–	–
Total	$1,196,331	$(545,413)	$–	$650,918

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 103.42%

ASSET-BACKED SECURITIES 25.13%

Automobiles 6.20%
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	$10,726	$10,772
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	357,199	359,310
Avid Automobile Receivables Trust 2021-1 C†	1.55%	5/15/2026	830,000	812,705
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	700,000	727,591
CarMax Auto Owner Trust 2020-1 D	2.64%	7/15/2026	125,000	125,701
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	74,222	74,542
Carvana Auto Receivables Trust 2020-P1 C	1.32%	11/9/2026	400,000	386,967
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	77,007	77,683
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	132,474	132,853
CPS Auto Receivables Trust 2022-A A†	0.98%	4/16/2029	1,280,737	1,275,657
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	825,000	805,867
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	133,295	134,888
Drive Auto Receivables Trust 2018-5 D	4.30%	4/15/2026	234,000	238,093
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	225,167	228,784
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	44,289	44,461
Drive Auto Receivables Trust 2020-2 C	2.28%	8/17/2026	875,000	881,078
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	1,462	1,463
GLS Auto Receivables Issuer Trust 2021-1A B†	0.82%	4/15/2025	650,000	647,405
GLS Auto Receivables Issuer Trust 2021-1A C†	1.20%	1/15/2027	650,000	642,302
GLS Auto Receivables Issuer Trust 2021-3A B†	0.78%	11/17/2025	460,000	451,186
GLS Auto Receivables Issuer Trust 2021-3A C†	1.11%	9/15/2026	460,000	447,470
GM Financial Revolving Receivables Trust 2021-1 B†	1.49%	6/12/2034	555,000	530,532
GM Financial Revolving Receivables Trust 2021-1 C†	1.67%	6/12/2034	500,000	478,504
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	620,000	595,642
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	265,000	257,729
Hyundai Auto Lease Securitization Trust 2020-B A3†	0.51%	9/15/2023	489,000	487,976
Mercedes-Benz Auto Lease Trust 2019-B A3	2.00%	10/17/2022	5,234	5,238
OneMain Direct Auto Receivables Trust 2019-1A B†	3.95%	11/14/2028	825,000	859,544
OneMain Direct Auto Receivables Trust 2019-1A C†	4.19%	11/14/2028	753,000	786,161
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	340,000	330,580
OneMain Direct Auto Receivables Trust 2021-1A B†	1.26%	7/14/2028	317,000	307,455
Prestige Auto Receivables Trust 2017-1A D†	3.61%	10/16/2023	183,093	183,180
Santander Consumer Auto Receivables Trust 2020-B D†	2.14%	12/15/2026	1,155,000	1,152,624

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Consumer Auto Receivables Trust 2020-BA C†	1.29%		4/15/2026	$681,000	$674,082
Santander Drive Auto Receivables Trust 2018-1 D	3.32%		3/15/2024	71,938	72,029
Santander Drive Auto Receivables Trust 2019-3 C	2.49%		10/15/2025	155,169	155,735
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	411,510	412,952
Total					15,796,741

Credit Card 1.06%
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	142,000	142,163
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	600,000	588,781
Master Credit Card Trust 2021-1A B†	0.79%		11/21/2025	1,200,000	1,163,049
Newday Funding Master Issuer plc 2021-1A A2†	1.149% (SOFR + 1.10%)	#	3/15/2029	400,000	399,754
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	406,000	408,941
Total					2,702,688

Other 17.30%
ACREC Ltd. 2021-FL1 A†	1.287% (1 Mo. LIBOR + 1.15%)	#	10/16/2036	450,000	448,135
ACRES Commercial Realty Ltd. 2021-FL2 A†	1.52% (1 Mo. LIBOR + 1.40%)	#	1/15/2037	670,000	665,980
AMMC CLO Ltd. 2016-19A AR†	1.381% (3 Mo. LIBOR + 1.14%)	#	10/16/2028	107,959	108,013
AMMC CLO Ltd. 2020-23A A1R†	1.281% (3 Mo. LIBOR + 1.04%)	#	10/17/2031	750,000	745,875
Amur Equipment Finance Receivables IX LLC 2021-1A D†	2.30%		11/22/2027	675,000	658,055
Amur Equipment Finance Receivables VII LLC 2019-1A C†	3.09%		3/20/2025	100,000	100,104
Apidos CLO XXIV 2016-24A A1AL†	1.204% (3 Mo. LIBOR + .95%)	#	10/20/2030	250,000	248,902
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	300,759	293,646
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	1.291% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	300,000	297,675
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	1.261% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	460,000	457,581

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	1.541% (1 Mo. LIBOR + 1.35%)	#	11/15/2036	$560,000	$558,176
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	1.50% (1 Mo. SOFR + 1.45%)	#	1/15/2037	1,320,000	1,320,009
Bain Capital Credit CLO 2018-2A A1†	1.328% (3 Mo. LIBOR + 1.08%)	#	7/19/2031	750,000	750,498
BDS Ltd. 2020-FL5 A†	1.313% (1 Mo. SOFR + 1.26%)	#	2/16/2037	450,000	448,409
BDS Ltd. 2021-FL7 A†	1.207% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	500,000	495,735
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.234% (3 Mo. LIBOR + .98%)	#	7/20/2029	250,000	249,952
BSPRT Issuer Ltd. 2021-FL7 A†	1.511% (1 Mo. LIBOR + 1.32%)	#	12/15/2038	380,000	378,130
Carlyle US CLO Ltd. 2017-3A A1AR†	1.154% (3 Mo. LIBOR + .90%)	#	7/20/2029	250,000	249,208
Carlyle US CLO Ltd. 2019-1A A1AR†	1.334% (3 Mo. LIBOR + 1.08%)	#	4/20/2031	750,000	749,634
CIFC Funding I Ltd. 2021-1A A1†	1.368% (3 Mo. LIBOR + 1.11%)	#	4/25/2033	570,000	570,284
CIFC Funding II Ltd. 2013-2A A2L2†	Zero Coupon	#(a)	10/18/2030	850,000	850,478
Dell Equipment Finance Trust 2021-2 B†	0.81%		12/22/2026	460,000	445,738
Dell Equipment Finance Trust 2021-2 C†	0.94%		12/22/2026	460,000	446,069
Dell Equipment Finance Trust 2021-2 D†	1.21%		6/22/2027	460,000	446,852
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	68,565	69,509
Dryden 53 CLO Ltd. 2017-53A A†	1.361% (3 Mo. LIBOR + 1.12%)	#	1/15/2031	400,000	399,406
Dryden XXVI Senior Loan Fund 2013-26A AR†	1.141% (3 Mo. LIBOR + .90%)	#	4/15/2029	258,484	257,358
Encina Equipment Finance LLC 2021-1A B†	1.21%		2/16/2027	800,000	782,561
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.209% (3 Mo. LIBOR + .95%)	#	7/24/2030	170,000	169,962
GreatAmerica Leasing Receivables Funding LLC Series 2021-2 A4†	1.04%		9/15/2027	1,145,000	1,095,817
Greystone CRE Notes Ltd. 2021-FL3 A†	1.211% (1 Mo. LIBOR + 1.02%)	#	7/15/2039	460,000	456,803
HGI CRE CLO Ltd. 2021-FL1 A†	1.176% (1 Mo. LIBOR + 1.05%)	#	6/16/2036	580,000	576,774

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
HGI CRE CLO Ltd. 2021-FL1 AS†	1.526% (1 Mo. LIBOR + 1.40%)	#	6/16/2036	$100,000	$99,107
HGI CRE CLO Ltd. 2021-FL1 B†	1.726% (1 Mo. LIBOR + 1.60%)	#	6/16/2036	100,000	98,791
KKR CLO Ltd.-29A A†	1.441% (3 Mo. LIBOR + 1.20%)	#	1/15/2032	250,000	250,865
KREF Ltd. 2021-FL2 A†	1.19% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	360,000	355,500
KREF Ltd. 2021-FL2 AS†	1.42% (1 Mo. LIBOR + 1.30%)	#	2/15/2039	360,000	352,800
LCM XXII Ltd. 22A A1R†	1.414% (3 Mo. LIBOR + 1.16%)	#	10/20/2028	233,764	234,788
LFT CRE Ltd. 2021-FL1 A†	1.361% (1 Mo. LIBOR + 1.17%)	#	6/15/2039	530,000	529,841
LFT CRE Ltd. 2021-FL1 B†	1.941% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	360,000	359,550
LMREC LLC 2021-CRE4 A†	1.237% (1 Mo. LIBOR + 1.05%)	#	4/22/2037	820,000	808,469
LoanCore Issuer Ltd. 2019-CRE2 C†	2.191% (1 Mo. LIBOR + 2.00%)	#	5/15/2036	630,000	626,484
LoanCore Issuer Ltd. 2022-CRE7 A	1.599%		1/17/2037	560,000	560,003
Madison Park Funding XI Ltd. 2013-11A AR2†	1.159% (3 Mo. LIBOR + .90%)	#	7/23/2029	246,728	245,352
Magnetite Ltd. 2021-29A A†	1.231% (3 Mo. LIBOR + .99%)	#	1/15/2034	250,000	250,185
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	500,000	513,816
Marlette Funding Trust 2021-1A B†	1.00%		6/16/2031	1,300,000	1,287,433
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	483,863	502,570
MF1 Ltd. 2021-FL7 A†	1.206% (1 Mo. LIBOR + 1.08%)	#	10/16/2036	240,000	237,881
MF1 Ltd. 2021-FL7 AS†	1.576% (1 Mo. LIBOR + 1.45%)	#	10/16/2036	280,000	275,766
MF1 Ltd. 2022-FL8 A†	1.398% (1 Mo. SOFR + 1.35%)	#	2/19/2037	1,350,000	1,344,516
Mountain View CLO LLC 2017-1A AR†	1.331% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	487,293	487,212
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	204,561	205,306
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	930,000	895,098

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Newark BSL CLO 1 Ltd. 2016-1A A1R†	1.368% (3 Mo. LIBOR + 1.10%)	#	12/21/2029	$500,000	$500,624
OCP CLO Ltd. 2020-18A AR†	1.344% (3 Mo. LIBOR + 1.09%)	#	7/20/2032	900,000	894,619
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	1.254% (3 Mo. LIBOR + 1.00%)	#	3/17/2030	750,000	750,019
Octagon Investment Partners 49 Ltd. 2020-5A A1†	1.461% (3 Mo. LIBOR + 1.22%)	#	1/15/2033	1,000,000	998,550
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.191% (3 Mo. LIBOR + .95%)	#	7/15/2029	250,000	248,444
Octagon Loan Funding Ltd. 2014-1A ARR†	1.668% (3 Mo. LIBOR + 1.18%)	#	11/18/2031	1,300,000	1,296,228
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	301,000	306,529
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	100,000	100,193
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	1,120,000	1,154,192
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	690,000	681,962
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	3,829	3,831
Pagaya AI Debt Selection Trust 2021-1 A†	1.18%		11/15/2027	347,755	345,049
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	709,000	702,930
PFS Financing Corp. 2020-F A†	0.93%		8/15/2024	100,000	99,890
Progress Residential Trust 2021-SFR8 B†	1.681%		10/17/2038	460,000	429,329
Rad CLO 1 Ltd. 2018-1A AR†	1.221% (3 Mo. LIBOR + .98%)	#	7/15/2031	580,000	579,893
Rad CLO 2 Ltd. 2018-2A AR†	1.321% (3 Mo. LIBOR + 1.08%)	#	10/15/2031	270,000	270,032
Rad CLO 3 Ltd. 2019-3A BR†	1.791% (3 Mo. LIBOR + 1.55%)	#	4/15/2032	610,000	602,832
Rad CLO 7 Ltd. 2020-7A A1†	1.441% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	1,000,000	1,000,889
Regatta Funding LP 2013-2A A1R3†	1.091% (3 Mo. LIBOR + .85%)	#	1/15/2029	296,294	296,244
RR 3 Ltd. 2018-3A A1R2†	1.331% (3 Mo. LIBOR + 1.09%)	#	1/15/2030	700,000	697,139
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	4,892	4,898
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	500,000	501,402

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC 2020-1A B†	2.02%		3/20/2028	$547,000	$538,493
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	500,000	494,074
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,000,000	964,243
Sound Point CLO III-R Ltd. 2013-2RA B†	1.691% (3 Mo. LIBOR + 1.45%)	#	4/15/2029	250,000	249,026
TICP CLO XIV Ltd. 2019-14A A1R†	Zero Coupon	#(a)	10/20/2032	400,000	399,354
TRP LLC 2021-1 A†	2.07%		6/19/2051	346,177	333,305
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	515,665	512,244
Verizon Master Trust 2022-1 A	1.04%		1/20/2027	1,800,000	1,790,502
Total					44,059,620

Rec Vehicle Loan ABS 0.23%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	598,729	592,355

Student Loan 0.34%
Massachusetts Educational Financing Authority 2008-1 A1	1.208% (3 Mo. LIBOR + .95%)	#	4/25/2038	70,953	71,035
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	289,526	284,300
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	475,000	471,247
Towd Point Asset Trust 2018-SL1 A†	0.787% (1 Mo. LIBOR + .60%)	#	1/25/2046	26,528	26,467
Total					853,049
Total Asset-Backed Securities (cost $64,776,783)					64,004,453

CORPORATE BONDS 35.21%

Aerospace/Defense 0.16%
Boeing Co. (The)	4.875%		5/1/2025	387,000	411,615

Agriculture 0.60%
Imperial Brands Finance plc (United Kingdom)†(b)	3.125%		7/26/2024	200,000	202,360
Imperial Brands Finance plc (United Kingdom)†(b)	3.75%		7/21/2022	500,000	502,122
Reynolds American, Inc.	4.45%		6/12/2025	410,000	428,996
Viterra Finance BV (Netherlands)†(b)	2.00%		4/21/2026	400,000	387,039
Total					1,520,517

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Apparel 0.08%
PVH Corp.	7.75%		11/15/2023	$186,000	$202,682

Auto Manufacturers 1.20%
General Motors Financial Co., Inc.	2.75%		6/20/2025	294,000	294,055
General Motors Financial Co., Inc.	3.70%		5/9/2023	167,000	170,064
General Motors Financial Co., Inc.	3.95%		4/13/2024	140,000	144,016
Hyundai Capital America†	1.00%		9/17/2024	823,000	792,016
Stellantis N.V. (Netherlands)(b)	5.25%		4/15/2023	1,400,000	1,449,168
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	200,000	200,747
Total					3,050,066

Banks 12.29%
ABN AMRO Bank N.V. (Netherlands)(b)	6.25%		4/27/2022	600,000	604,828
AIB Group plc (Ireland)†(b)	4.75%		10/12/2023	1,250,000	1,295,234
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	900,000	953,668
Bank of America Corp.	1.53% (SOFR + .65%)	#	12/6/2025	170,000	165,207
Bank of America Corp.	4.00%		1/22/2025	2,750,000	2,857,924
Bank of Ireland Group plc (Ireland)†(b)	4.50%		11/25/2023	488,000	505,264
Barclays plc (United Kingdom)(b)	4.375%		9/11/2024	1,000,000	1,036,860
BBVA Bancomer SA†	4.375%		4/10/2024	200,000	206,488
BPCE SA (France)†(b)	4.50%		3/15/2025	560,000	581,921
BPCE SA (France)†(b)	4.875%		4/1/2026	200,000	211,829
BPCE SA (France)†(b)	5.15%		7/21/2024	462,000	484,840
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%)	#	7/24/2023	656,000	659,727
Citigroup, Inc.	4.40%		6/10/2025	1,250,000	1,312,267
Danske Bank A/S (Denmark)†(b)	1.171% (1 Yr. Treasury CMT + 1.03%)	#	12/8/2023	200,000	198,629
Danske Bank A/S (Denmark)†(b)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	1,000,000	1,012,188
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	746,000	786,195
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%)	#	6/19/2024	837,000	854,028
Goldman Sachs Group, Inc. (The)	0.75% (SOFR + .70%)	#	1/24/2025	330,000	330,389
Goldman Sachs Group, Inc. (The)	1.217%		12/6/2023	91,000	89,978
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + .91%)	#	10/21/2027	56,000	53,693
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%)	#	2/24/2028	163,000	160,750
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%)	#	6/5/2023	1,270,000	1,275,164
HSBC Holdings plc (United Kingdom)(b)	3.262% (3 Mo. LIBOR + 1.06%)	#	3/13/2023	633,000	633,340

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Intesa Sanpaolo SpA (Italy)†(b)	3.375%		1/12/2023	$1,250,000	$1,263,279
JPMorgan Chase & Co.	0.97% (SOFR + .92%)	#	2/24/2026	479,000	478,033
Lloyds Banking Group plc (United Kingdom)(b)	1.326% (1 Yr. Treasury CMT + 1.10%)	#	6/15/2023	643,000	642,285
Lloyds Banking Group plc (United Kingdom)(b)	2.858% (3 Mo. LIBOR + 1.25%)	#	3/17/2023	585,000	585,346
Macquarie Group Ltd. (Australia)†(b)	1.528% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	442,000	444,104
Natwest Group plc (United Kingdom)(b)	6.125%		12/15/2022	825,000	852,694
NatWest Group plc (United Kingdom)(b)	3.875%		9/12/2023	1,050,000	1,075,929
NatWest Group plc (United Kingdom)(b)	5.125%		5/28/2024	1,750,000	1,844,400
Santander Holdings USA, Inc.	3.45%		6/2/2025	781,000	794,340
Santander Holdings USA, Inc.	3.50%		6/7/2024	950,000	969,014
Santander UK Group Holdings plc (United Kingdom)(b)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	924,000	935,339
Societe Generale SA (France)†(b)	2.226% (1 Yr. Treasury CMT + 1.05%)	#	1/21/2026	335,000	327,342
Standard Chartered plc (United Kingdom)†(b)	0.991% (1 Yr. Treasury CMT + .78%)	#	1/12/2025	500,000	484,982
Standard Chartered plc (United Kingdom)†(b)	1.214% (1 Yr. Treasury CMT + .88%)	#	3/23/2025	200,000	194,932
Standard Chartered plc (United Kingdom)†(b)	5.20%		1/26/2024	236,000	245,905
UBS AG (United Kingdom)†(b)	1.75%		4/21/2022	555,000	555,412
UBS AG (Switzerland)(b)	5.125%		5/15/2024	724,000	753,863
UBS AG	7.625%		8/17/2022	1,286,000	1,316,988
UBS Group AG (Switzerland)†(b)	3.491%		5/23/2023	500,000	502,254
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	700,000	757,574
Total					31,294,426

Commercial Services 0.41%
IHS Markit Ltd. (United Kingdom)†(b)	5.00%		11/1/2022	250,000	254,662
United Rentals North America, Inc.	3.875%		11/15/2027	775,000	787,544
Total					1,042,206

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.33%
Dell International LLC/EMC Corp.	5.45%		6/15/2023	$162,000	$168,691
Dell International LLC/EMC Corp.	6.02%		6/15/2026	600,000	669,980
Total					838,671

Diversified Financial Services 2.48%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%		10/29/2024	150,000	145,977
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	1,150,000	1,194,215
Aircastle Ltd.	4.40%		9/25/2023	232,000	238,082
Aircastle Ltd.	5.00%		4/1/2023	187,000	192,136
Aircastle Ltd.†	5.25%		8/11/2025	309,000	329,998
Ally Financial, Inc.	3.875%		5/21/2024	953,000	981,414
Aviation Capital Group LLC†	3.875%		5/1/2023	100,000	101,421
Aviation Capital Group LLC†	5.50%		12/15/2024	722,000	768,415
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.625%		5/1/2022	280,000	280,511
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	260,000	269,313
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	749,000	783,186
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.50%		1/15/2026	635,000	676,764
Citigroup Global Markets Holdings, Inc.	0.75%		6/7/2024	177,000	172,324
Park Aerospace Holdings Ltd. (Ireland)†(b)	4.50%		3/15/2023	187,000	190,980
Total					6,324,736

Electric 2.79%
AES Corp. (The)†	3.30%		7/15/2025	400,000	403,232
American Electric Power Co., Inc.	2.031%		3/15/2024	463,000	462,211
Ausgrid Finance Pty Ltd. (Australia)†(b)	3.85%		5/1/2023	56,000	56,945
CenterPoint Energy, Inc.	0.70% (SOFR Index + .65%)	#	5/13/2024	297,000	297,064
Cleco Power LLC†	0.703% (3 Mo. LIBOR + .50%)	#	6/15/2023	304,000	303,866
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	225,000	242,832
Comision Federal de Electricidad (Mexico)†(b)	4.875%		1/15/2024	700,000	724,381
Dominion Energy, Inc.	0.733% (3 Mo. LIBOR + .53%)	#	9/15/2023	500,000	500,239
Edison International	3.125%		11/15/2022	450,000	454,094
Fells Point Funding Trust†	3.046%		1/31/2027	279,000	276,658
FirstEnergy Corp.	3.35%		7/15/2022	170,000	169,747
Jersey Central Power & Light Co.†	4.70%		4/1/2024	452,000	470,208
NRG Energy, Inc.†	3.75%		6/15/2024	799,000	815,189

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
OGE Energy Corp.	0.703%		5/26/2023	$399,000	$393,093
Pacific Gas and Electric Co.	1.367%		3/10/2023	177,000	175,201
Pacific Gas and Electric Co.	3.15%		1/1/2026	482,441	480,017
Puget Energy, Inc.	5.625%		7/15/2022	70,000	70,383
Saudi Electricity Global Sukuk Co. 2 (Saudi Arabia)†(b)	3.473%		4/8/2023	500,000	510,325
Vistra Operations Co. LLC†	3.55%		7/15/2024	309,000	313,199
Total					7,118,884

Engineering & Construction 0.02%
Fluor Corp.	3.50%		12/15/2024	62,000	62,708

Food 0.14%
Land O’ Lakes, Inc.†	6.00%		11/15/2022	345,000	352,131

Gas 1.38%
Atmos Energy Corp.	0.625%		3/9/2023	92,000	90,987
CenterPoint Energy Resources Corp.	0.70%		3/2/2023	850,000	841,372
Centrica plc (United Kingdom)†(b)	4.00%		10/16/2023	400,000	409,070
ONE Gas, Inc.	0.811% (3 Mo. LIBOR + .61%)	#	3/11/2023	1,070,000	1,070,056
ONE Gas, Inc.	0.85%		3/11/2023	1,000,000	991,929
ONE Gas, Inc.	1.10%		3/11/2024	115,000	112,519
Total					3,515,933

Health Care-Services 0.12%
Centene Corp.	4.25%		12/15/2027	300,000	307,463

Home Builders 0.28%
Lennar Corp.	4.875%		12/15/2023	478,000	498,802
Toll Brothers Finance Corp.	4.375%		4/15/2023	47,000	47,837
Toll Brothers Finance Corp.	4.875%		11/15/2025	154,000	163,513
Total					710,152

Insurance 0.55%
CNO Financial Group, Inc.	5.25%		5/30/2025	300,000	321,289
CNO Global Funding†	1.65%		1/6/2025	809,000	791,364
GA Global Funding Trust†	0.80%		9/13/2024	150,000	143,600
Jackson National Life Global Funding†	1.75%		1/12/2025	150,000	147,627
Total					1,403,880

Internet 0.15%
Netflix, Inc.	4.375%		11/15/2026	356,000	376,379

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.27%
POSCO (South Korea)†(b)	2.375%	11/12/2022	$400,000	$402,032
Vale Overseas Ltd. (Brazil)(b)	6.25%	8/10/2026	242,000	274,473
Total				676,505

Lodging 0.08%
Hyatt Hotels Corp.	1.30%	10/1/2023	114,000	112,242
Hyatt Hotels Corp.	1.80%	10/1/2024	87,000	85,181
Total				197,423

Machinery-Diversified 0.04%
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	100,000	103,660

Media 0.43%
RELX, Inc.†	6.625%	10/15/2023	500,000	531,352
Time Warner Entertainment Co. LP	8.375%	3/15/2023	529,000	564,364
Total				1,095,716

Mining 1.79%
Alcoa Nederland Holding BV (Netherlands)†(b)	5.50%	12/15/2027	625,000	652,366
Anglo American Capital plc (United Kingdom)†(b)	4.125%	9/27/2022	200,000	203,325
Freeport-McMoRan, Inc.	3.875%	3/15/2023	494,000	502,993
Freeport-McMoRan, Inc.	5.00%	9/1/2027	631,000	650,769
Glencore Funding LLC†	4.125%	5/30/2023	357,000	366,313
Glencore Funding LLC†	4.625%	4/29/2024	2,093,000	2,189,522
Total				4,565,288

Miscellaneous Manufacturing 0.02%
Pentair Finance Sarl (Luxembourg)(b)	3.15%	9/15/2022	45,000	45,064

Oil & Gas 3.82%
Cenovus Energy, Inc. (Canada)(b)	5.375%	7/15/2025	236,000	255,715
Continental Resources, Inc.†	2.268%	11/15/2026	555,000	529,717
Continental Resources, Inc.	3.80%	6/1/2024	1,550,000	1,582,922
Continental Resources, Inc.	4.50%	4/15/2023	229,000	234,241
Devon Energy Corp.	5.25%	9/15/2024	203,000	215,843
Devon Energy Corp.	5.25%	10/15/2027	1,500,000	1,555,325
Devon Energy Corp.	8.25%	8/1/2023	524,000	563,888
Endeavor Energy Resources LP/EER Finance, Inc.†	6.625%	7/15/2025	262,000	274,129
Newfield Exploration Co.	5.625%	7/1/2024	750,000	802,513
Ovintiv Exploration, Inc.	5.375%	1/1/2026	1,125,000	1,215,300
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	346,000	359,911

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Petroleos Mexicanos (Mexico)(b)	3.851% (3 Mo. LIBOR + 3.65%)	#	3/11/2022	$1,000,000	$1,000,525
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	2.625%		8/15/2025	400,000	380,840
Viper Energy Partners LP†	5.375%		11/1/2027	750,000	770,385
Total					9,741,254

Pharmaceuticals 0.59%
Bayer US Finance II LLC†	3.875%		12/15/2023	1,450,000	1,490,099

Pipelines 1.80%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	539,000	582,316
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	900,000	973,857
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	500,000	501,606
Phillips 66 Partners LP	3.605%		2/15/2025	150,000	154,833
Plains All American Pipeline LP/PAA Finance Corp.	2.85%		1/31/2023	900,000	906,963
Plains All American Pipeline LP/PAA Finance Corp.	3.60%		11/1/2024	122,000	124,951
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.875%		4/15/2026	1,250,000	1,292,031
Texas Eastern Transmission LP†	2.80%		10/15/2022	50,000	50,304
Total					4,586,861

REITS 1.04%
CyrusOne LP/CyrusOne Finance Corp.	2.90%		11/15/2024	500,000	506,345
GLP Capital LP/GLP Financing II, Inc.	3.35%		9/1/2024	337,000	341,724
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	350,000	369,205
Kite Realty Group Trust	4.00%		3/15/2025	647,000	665,984
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027	757,000	775,255
Total					2,658,513

Savings & Loans 0.22%
People’s United Financial, Inc.	3.65%		12/6/2022	545,000	551,780

Semiconductors 0.95%
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	1,250,000	1,255,350
Microchip Technology, Inc.	0.972%		2/15/2024	677,000	660,115
Microchip Technology, Inc.	2.67%		9/1/2023	400,000	403,756
Qorvo, Inc.†	1.75%		12/15/2024	92,000	89,245
Total					2,408,466

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 0.98%
Telefonaktiebolaget LM Ericsson (Sweden)(b)	4.125%		5/15/2022	$1,350,000	$1,356,730
T-Mobile USA, Inc.	5.375%		4/15/2027	1,115,000	1,149,810
Total					2,506,540

Transportation 0.20%
Pelabuhan Indonesia III Persero PT (Indonesia)†(b)	4.50%		5/2/2023	500,000	510,335
Total Corporate Bonds (cost $91,063,033)					89,669,953

FLOATING RATE LOANS(c) 9.74%

Chemicals 0.46%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	–	(d)	6/1/2024	675,000	668,459
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.936% (3 Mo. LIBOR + 1.63%)		1/17/2025	500,000	499,375
Total					1,167,834

Diversified Financial Services 0.71%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	2.75% (1 Mo. LIBOR + 2.25%)		12/1/2027	99,780	99,308
Avolon TLB Borrower 1 (US) LLC Term Loan B3	2.50% (1 Mo. LIBOR + 1.75%)		1/15/2025	238,542	236,888
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	1.974% (3 Mo. LIBOR + 1.75%)		10/6/2023	1,466,375	1,464,542
Total					1,800,738

Entertainment 0.15%
Churchill Downs Incorporated 2017 Term Loan B	2.21% (1 Mo. LIBOR + 2.00%)		12/27/2024	385,467	383,420

Food 0.39%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(b)	2.804% (6 Mo. LIBOR + 2.00%)		5/1/2026	997,436	992,324

Government 0.82%
Seminole Tribe of Florida 2018 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)		7/8/2024	2,107,789	2,102,520

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Services 0.39%
Humana Inc. Term Loan	1.429% (1 Mo. SOFR + 1.13%)		10/30/2023	$1,000,000	$984,375	(e)

Lodging 0.29%
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.937% (1 Mo. LIBOR + 1.75%)		6/22/2026	750,000	740,003

Media 1.27%
Charter Communications Operating, LLC 2019 Term Loan B1	1.96% (1 Mo. LIBOR + 1.75%)		4/30/2025	2,832,818	2,825,523
Nielsen Finance LLC USD Term Loan B4	2.125% (1 Mo. LIBOR + 2.00%)		10/4/2023	405,371	405,023
Total					3,230,546

Non Cyclical 0.24%
Humana Inc. Delayed Draw Term Loan	1.459% (1 Mo. LIBOR + 1.25%)		5/28/2024	615,044	609,278	(e)

Pipelines 0.31%
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	1.959% (3 Mo. LIBOR + 1.75%)		6/30/2024	790,004	790,497

Real Estate Investment Trusts 2.32%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	1.313% (1 Mo. LIBOR + 1.25%)		12/8/2023	1,048,676	1,042,782	(e)
American Tower Corporation 2021 Term Loan	1.313% (1 Mo. LIBOR + 1.00%)		12/7/2022	1,911,791	1,901,047	(e)
GLP Capital L.P. 2020 Term Loan A2	1.662% (1 Mo. LIBOR + 1.50%)		5/21/2023	470,000	467,650	(e)
Invitation Homes Operating Partnership LP 2020 Term Loan A	–	(d)	1/31/2025	2,513,000	2,513,000
Total					5,924,479

Semiconductors 0.53%
CMC Materials, Inc. 2019 Term Loan B1	2.25% (1 Mo. LIBOR + 2.00%)		11/17/2025	1,350,000	1,347,469

Software 0.53%
Vmware, Inc. 3 Year Term Loan	0.86% (1 Mo. LIBOR + .75%)		11/1/2024	1,359,077	1,359,927

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 0.55%
AT&T Inc. 2021 Delayed Draw Term Loan	1.162% (1 Mo. LIBOR + 1.00%)		3/23/2022	$405,000	$405,000
CenturyLink, Inc. 2020 Term Loan A	–	(d)	1/31/2025	1,000,000	995,310
Total					1,400,310

Transportation 0.78%
XPO Logistics, Inc. 2018 Term Loan B	1.858% (1 Mo. LIBOR + 1.75%)		2/24/2025	2,012,000	1,986,357
Total Floating Rate Loans (cost $24,933,401)					24,820,077

FOREIGN GOVERNMENT OBLIGATIONS 1.10%

Bermuda 0.08%
Government of Bermuda†	4.138%		1/3/2023	200,000	203,631

Japan 0.87%
Japan Bank for International Cooperation(b)	1.625%		1/20/2027	800,000	789,625
Japan Finance Organization for Municipalities†(b)	1.50%		1/27/2025	580,000	573,507
Japan Finance Organization for Municipalities(b)	2.00%		4/21/2022	850,000	851,651
Total					2,214,783

Romania 0.05%
Republic of Romania†(b)	4.875%		1/22/2024	120,000	124,722

Saudi Arabia 0.10%
Saudi International Bond†(b)	2.875%		3/4/2023	250,000	253,574
Total Foreign Government Obligations (cost $2,819,251)					2,796,710

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Assoc. 2014-112 A (Cost $8,926)	3.00%	#(f)	1/16/2048	8,831	8,809

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.79%
Fannie Mae or Freddie Mac(g) (cost $4,555,048)	3.00%		TBA	4,460,000	4,559,960

MUNICIPAL BONDS 0.06%

Miscellaneous
State of Illinois (cost $150,990)	4.95%		6/1/2023	148,145	152,135

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.69%
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(f)	5/25/2065	$104,445	$103,387
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(f)	10/25/2066	183,261	178,610
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.121% (1 Mo. LIBOR + .93%)	#	12/15/2036	350,000	345,974
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.141% (1 Mo. LIBOR + .95%)	#	6/15/2035	450,000	444,881
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A†	3.534%	#(f)	3/10/2037	230,000	233,482
BBCMS Mortgage Trust 2017-DELC A†	1.041% (1 Mo. LIBOR + .85%)	#	8/15/2036	758,000	752,937
BBCMS Mortgage Trust 2018-TALL A†	0.913% (1 Mo. LIBOR + .72%)	#	3/15/2037	500,000	490,512
BBCMS Mortgage Trust 2018-TALL C†	1.312% (1 Mo. LIBOR + 1.12%)	#	3/15/2037	340,000	328,641
BBCMS Mortgage Trust 2020-C7 A2	2.021%		4/15/2053	250,000	246,294
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	300,000	302,849
BDS Ltd. 2021-FL8 A†	1.057% (1 Mo. LIBOR + .92%)	#	1/18/2036	340,077	334,607
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	220,000	212,462
BFLD 2019-DPLO E†	2.431% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	520,000	509,235
BHMS 2018-ATLS A†	1.441% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	940,000	931,842
BHMS 2018-ATLS C†	2.091% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	890,000	876,147
BHMS 2018-ATLS D†	2.441% (1 Mo. LIBOR + 2.25%)	#	7/15/2035	570,000	559,868
BX 2021-MFM1 A†	0.891% (1 Mo. LIBOR + .70%)	#	1/15/2034	250,000	244,123
BX Commercial Mortgage Trust 2019-IMC A†	1.191% (1 Mo. LIBOR + 1.00%)	#	4/15/2034	1,286,000	1,272,559
BX Commercial Mortgage Trust 2019-IMC B†	1.491% (1 Mo. LIBOR + 1.30%)	#	4/15/2034	400,000	394,390
BX Commercial Mortgage Trust 2019-XL A†	1.111% (1 Mo. LIBOR + .92%)	#	10/15/2036	166,848	166,231
BX Commercial Mortgage Trust 2019-XL B†	1.271% (1 Mo. LIBOR + 1.08%)	#	10/15/2036	1,054,000	1,045,643
BX Commercial Mortgage Trust 2019-XL C†	1.441% (1 Mo. LIBOR + 1.25%)	#	10/15/2036	85,000	84,285

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust 2019-XL D†	1.641% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	$773,500	$766,634
BX Commercial Mortgage Trust 2019-XL E†	1.991% (1 Mo. LIBOR + 1.80%)	#	10/15/2036	85,000	84,163
BX Commercial Mortgage Trust 2020-VKNG A†	1.121% (1 Mo. LIBOR + .93%)	#	10/15/2037	707,288	703,079
BX Commercial Mortgage Trust 2021-XL2 A†	0.88% (1 Mo. LIBOR + .69%)	#	10/15/2038	730,000	715,421
BX Trust 2018-GW A†	0.991% (1 Mo. LIBOR + .80%)	#	5/15/2035	773,000	765,273
BX Trust 2021-ARIA E†	2.436% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	610,000	596,465
BX Trust 2021-RISE A†	0.939% (1 Mo. LIBOR + .75%)	#	11/15/2036	700,000	692,249
BX Trust 2022-LBA6 A†	1.099% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	1,960,000	1,936,693
BXHPP Trust 2021-FILM A†	0.841% (1 Mo. LIBOR + .65%)	#	8/15/2036	440,000	428,472
BXHPP Trust 2021-FILM B†	1.091% (1 Mo. LIBOR + .90%)	#	8/15/2036	460,000	445,813
BXHPP Trust 2021-FILM XCP IO†	0.866%	#(f)	8/15/2036	58,095,000	257,651
BXMT Ltd. 2021-FL4 A†	1.241% (1 Mo. LIBOR + 1.05%)	#	5/15/2038	956,000	951,967
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(f)	5/15/2052	50,000	49,877
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78,000	78,920
CHT Mortgage Trust 2017-CSMO A†	1.121% (1 Mo. LIBOR + .93%)	#	11/15/2036	480,000	478,657
CHT Mortgage Trust 2017-CSMO B†	1.591% (1 Mo. LIBOR + 1.40%)	#	11/15/2036	890,000	887,604
CHT Mortgage Trust 2017-CSMO C†	1.691% (1 Mo. LIBOR + 1.50%)	#	11/15/2036	300,000	299,130
CIM Retail Portfolio Trust 2021-RETL E†	3.942% (1 Mo. LIBOR + 3.75%)	#	8/15/2036	487,282	471,624
Citigroup Commercial Mortgage Trust 2013-375P C†	3.518%	#(f)	5/10/2035	275,000	274,120
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	5,584	5,639
Citigroup Commercial Mortgage Trust 2016-GC36 A5	3.616%		2/10/2049	100,000	103,192

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2016-GC37 A4	3.314%		4/10/2049	$225,000	$229,929
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	6,000	6,078
Commercial Mortgage Pass-Through Certificates 2012-CR1 B	4.612%		5/15/2045	608,000	607,533
Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.611%	#(f)	8/10/2049	100,000	102,393
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107,000	110,081
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	17,404	17,825
Commercial Mortgage Pass-Through Certificates 2015-DC1 A4	3.078%		2/10/2048	280,000	279,824
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.319%	#(f)	7/10/2050	10,000	10,313
Connecticut Avenue Securities Trust 2022-R01 1M1†	1.049% (1 Mo. SOFR + 1.00%)	#	12/25/2041	736,650	730,537
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.171% (1 Mo. LIBOR + .98%)	#	5/15/2036	1,310,000	1,300,425
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	44,780	44,728
Credit Suisse Mortgage Capital Certificates 2021-BHAR A†	1.342% (1 Mo. LIBOR + 1.15%)	#	11/15/2038	500,000	500,625
Credit Suisse Mortgage Capital Certificates Trust 2020-NQM1 A1†	1.208%		5/25/2065	127,335	126,081
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	1.592% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	450,000	444,679
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(f)	10/25/2066	323,790	314,831
DBGS Mortgage Trust 2021-W52 A†	1.587% (1 Mo. LIBOR + 1.39%)	#	10/15/2036	730,000	736,356
DBWF Mortgage Trust 2018-GLKS A†	1.192% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	380,000	376,791
Deephaven Residential Mortgage Trust 2020-2 A1†	1.692%		5/25/2065	24,765	24,783
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(f)	5/25/2065	38,424	38,470

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	$500,000	$501,629
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	0.999% (1 Mo. SOFR + .95%)	#	12/25/2041	620,000	611,960
Freddie Mac STACR REMIC Trust 2022-DNA1 M1A†	1.05% (1 Mo. SOFR + 1.00%)	#	1/25/2042	800,000	793,287
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	58,218	57,877
Great Wolf Trust 2019-WOLF A†	1.225% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	550,000	543,354
Great Wolf Trust 2019-WOLF B†	1.525% (1 Mo. LIBOR + 1.33%)	#	12/15/2036	290,000	286,012
Great Wolf Trust 2019-WOLF C†	1.824% (1 Mo. LIBOR + 1.63%)	#	12/15/2036	800,000	787,180
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100,000	100,306
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	160,000	159,648
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.141% (1 Mo. LIBOR + .95%)	#	7/15/2035	773,667	764,419
GS Mortgage Securities Corp. Trust 2019-70P A†	1.191% (1 Mo. LIBOR + 1.00%)	#	10/15/2036	1,320,000	1,305,529
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	Zero Coupon	#(f)	10/15/2036	21,863,000	437
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.691% (1 Mo. LIBOR + 1.50%)	#	6/15/2038	100,000	98,976
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.341% (1 Mo. LIBOR + 1.15%)	#	8/15/2032	385,000	382,456
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.691% (1 Mo. LIBOR + 1.50%)	#	8/15/2032	185,000	182,000
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	Zero Coupon	#(f)	8/15/2032	10,130,600	216
GS Mortgage Securities Corp. Trust 2021-ROSS A†	1.342% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	270,000	267,109
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	339,000	347,435

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	$225,000	$232,110
GS Mortgage Securities Trust 2016-GS2 A4	3.05%		5/10/2049	425,000	430,587
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28,000	27,670
HONO Mortgage Trust 2021-LULU A†	1.341% (1 Mo. LIBOR + 1.15%)	#	10/15/2036	450,000	444,246
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	500,000	495,245
HPLY Trust 2019-HIT A†	1.191% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	146,144	144,638
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100,000	95,229
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(f)	5/15/2048	300,000	303,656
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	225,000	229,920
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	2.331% (1 Mo. LIBOR + 2.14%)	#	10/15/2032	3,346	3,330
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.791% (1 Mo. LIBOR + 1.60%)	#	6/15/2032	55,017	54,854
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.27% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	48,000	47,931
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.60% (1 Mo. LIBOR + 1.60%)	#	11/15/2035	12,000	11,383
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.311% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	9,679	9,656
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	19,000	19,409
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10,000	10,210
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	2.011% (1 Mo. LIBOR + 1.90%)	#	7/5/2033	12,000	11,971
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	14,000	14,286
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	368,000	372,086
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	33,000	32,176
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	300,000	298,849

See Notes to Schedule of Investments.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	$60,000	$59,066
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 B†	1.941% (1 Mo. LIBOR + 1.75%)	#	3/15/2036	680,000	673,212
JPMorgan Chase Commercial Mortgage SecuritiesTrust 2018-MINN C†	2.95% (1 Mo. LIBOR + 1.95%)	#	11/15/2035	12,000	11,177
KIND Trust 2021-KIND A†	1.141% (1 Mo. LIBOR + .95%)	#	8/15/2038	910,000	900,755
KKR Industrial Portfolio Trust 2021-KDIP A†	0.741% (1 Mo. LIBOR + .55%)	#	12/15/2037	90,543	88,652
Life 2021-BMR Mortgage Trust 2021-BMR A†	0.891% (1 Mo. LIBOR + .70%)	#	3/15/2038	491,485	482,204
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100,000	99,116
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	29,000	29,115
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	60,000	61,239
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	500,000	499,235
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	26,828	26,749
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(f)	11/15/2032	33,200	33,320
NYO Commercial Mortgage Trust 2021-1290 A†	1.287% (1 Mo. LIBOR + 1.10%)	#	11/15/2038	220,000	216,285
One New York Plaza Trust 2020-1NYP A†	1.141% (1 Mo. LIBOR + .95%)	#	1/15/2036	225,000	222,446
One New York Plaza Trust 2020-1NYP AJ†	1.441% (1 Mo. LIBOR + 1.25%)	#	1/15/2036	290,000	286,786
Ready Capital Mortgage Financing LLC 2021-FL6 A†	1.058% (1 Mo. LIBOR + .95%)	#	7/25/2036	460,000	455,765
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	11,475	11,519
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	9,766	9,680

248	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SFO Commercial Mortgage Trust 2021-555 A†	1.341% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	$320,000	$317,635
SLIDE 2018-FUN A†	1.341% (1 Mo. LIBOR + 1.15%)	#	6/15/2031	236,253	234,019
SLIDE 2018-FUN B†	1.691% (1 Mo. LIBOR + 1.50%)	#	6/15/2031	92,286	91,368
SLIDE 2018-FUN C†	1.991% (1 Mo. LIBOR + 1.80%)	#	6/15/2031	9,229	9,064
SLIDE 2018-FUN D†	2.291% (1 Mo. LIBOR + 2.10%)	#	6/15/2031	562,946	548,074
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(f)	12/15/2020	5,502,817	55
SMRT 2022-MINI A†	1.10% (1 Mo. Term SOFR + 1.00%)	#	1/15/2024	1,960,000	1,930,533
SREIT Trust 2021-MFP A†	0.922% (1 Mo. LIBOR + .73%)	#	11/15/2038	500,000	490,630
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(f)	4/25/2065	80,043	79,552
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	100,000	99,951
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	38,349	38,362
UBS-Barclays Commercial Mortgage Trust 2013-C6 A4	3.244%		4/10/2046	242,000	244,278
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	72,490	71,757
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	138,573	136,720
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(f)	3/25/2060	47,730	47,560
Vista Point Securitization Trust 2020-1 A1†	1.763%	#(f)	3/25/2065	40,210	40,214
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(f)	4/25/2065	56,741	56,026
VMC Finance LLC 2019-FL3 A†	1.22% (1 Mo. LIBOR + 1.10%)	#	9/15/2036	161,460	160,995
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	86,000	86,604
VNDO Mortgage Trust 2012-6AVE C†	3.337%	#(f)	11/15/2030	309,422	311,852
Waikiki Beach Hotel Trust 2019-WBM D†	2.221% (1 Mo. LIBOR + 2.03%)	#	12/15/2033	200,000	195,961
Wells Fargo Commercial Mortgage Trust 2015-C26 AS	3.58%		2/15/2048	40,000	40,589
Wells Fargo Commercial Mortgage Trust 2015-NXS3 A3	3.354%		9/15/2057	24,382	24,636
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	60,000	61,878

See Notes to Schedule of Investments.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	$11,867	$12,097
West Town Mall Trust 2017-KNOX C†	4.346%	#(f)	7/5/2030	15,000	14,914
West Town Mall Trust 2017-KNOX D†	4.346%	#(f)	7/5/2030	15,000	14,874
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(f)	8/10/2031	275,000	277,796
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.668%	#(f)	6/15/2045	25,000	24,465
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87,000	89,793
WF-RBS Commercial Mortgage Trust 2014-C20 A5	3.995%		5/15/2047	140,000	144,013
Total Non-Agency Commercial Mortgage-Backed Securities (cost $48,276,348)					47,595,742

U.S. TREASURY OBLIGATIONS 11.70%
U.S. Treasury Note	0.75%		12/31/2023	25,756,000	25,437,571
U.S. Treasury Note	0.875%		1/31/2024	4,410,000	4,362,627
Total U.S. Treasury Obligations (cost $30,133,869)					29,800,198
Total Long-Term Investments (cost $266,717,649)					263,408,037

SHORT-TERM INVESTMENTS 2.56%

COMMERCIAL PAPER 0.99%

Miscellaneous Manufacturing
Parker-Hannifin Corp.	0.599%		3/18/2022	529,000	528,852
Parker-Hannifin Corp.	0.609%		3/18/2022	1,000,000	999,717
Parker-Hannifin Corp.	0.762%		3/8/2022	1,000,000	999,854
Total Commercial Paper (cost $2,528,423)					2,528,423

REPURCHASE AGREEMENTS 1.57%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $3,571,600 of U.S. Treasury Inflation Indexed Note at 0.125% due 04/15/2025; value: $4,069,336; proceeds: $3,989,520 (cost $3,989,520)				3,989,520	3,989,520
Total Short-Term Investments (cost $6,517,943)					6,517,943
Total Investments in Securities 105.98% (cost $273,235,592)					269,925,980
Other Assets and Liabilities – Net(h) (5.98)%					(15,222,583)
Net Assets 100.00%					$254,703,397

250	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2022, the total value of Rule 144A securities was $135,671,094, which represents 53.27% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2022.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2022.
(d)	Interest rate to be determined.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Sell Protection at February 28, 2022(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX. NA.AA.9	Morgan Stanley	1.500%	9/17/2058	$500,000	$2,399	$1,824	$4,223

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,824. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2022

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2022	276	Long	$59,240,724	$59,402,531	$161,807

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$64,004,453	$–	$64,004,453
Corporate Bonds	–	89,669,953	–	89,669,953
Floating Rate Loans
Health Care Services	–	–	984,375	984,375
Non Cyclical	–	–	609,278	609,278
Real Estate Investment Trusts	–	2,513,000	3,411,479	5,924,479
Remaining Industries	–	17,301,945	–	17,301,945
Foreign Government Obligations	–	2,796,710	–	2,796,710
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	8,809	–	8,809
Government Sponsored Enterprises
Pass-Throughs	–	4,559,960	–	4,559,960
Municipal Bonds	–	152,135	–	152,135
Non-Agency Commercial
Mortgage-Backed Securities	–	47,595,742	–	47,595,742
U.S. Treasury Obligations	–	29,800,198	–	29,800,198
Short-Term Investments
Commercial Paper	–	2,528,423	–	2,528,423
Repurchase Agreements	–	3,989,520	–	3,989,520
Total	$–	$264,920,848	$5,005,132	$269,925,980
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$4,223	$–	$4,223
Liabilities	–	–	–	–
Futures Contracts
Assets	161,807	–	–	161,807
Liabilities	–	–	–	–
Total	$161,807	$4,223	$–	$166,030

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

252	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND February 28, 2022

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2021	$1,972,106	$43,738
Accrued Discounts (Premiums)	142	–
Realized Gain (Loss)	–	–
Change in Unrealized Appreciation (Depreciation)	(22,439)	–
Purchases	3,460,540	–
Sales	–	–
Transfers into Level 3	–	–
Transfers out of Level 3	(405,217)	(43,738)
Balance as of February 28, 2022	$5,005,132	$–
Change in unrealized appreciation/depreciation for the period ended February 28, 2022, related to Level 3 investments held at February 28, 2022	$(22,439)	$–

See Notes to Schedule of Investments.	253

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.13%

ASSET-BACKED SECURITIES 23.21%

Auto Floor Plan 0.37%
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%	3/15/2024	$137,580,000	$137,693,284
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%	4/15/2026	87,098,000	89,265,024
Total				226,958,308

Automobiles 7.79%
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	22,422,058	22,516,312
AmeriCredit Automobile Receivables Trust 2019-1 B	3.13%	2/18/2025	19,924,513	20,017,915
AmeriCredit Automobile Receivables Trust 2019-1 C	3.36%	2/18/2025	36,750,000	37,338,110
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	36,007,000	36,081,952
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	8,373,017	8,392,247
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	4,762,368	4,782,921
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	22,004,000	22,871,310
Avis Budget Rental Car Funding AESOP LLC 2018-2A D†	3.04%	3/20/2025	59,000,000	58,324,450	(a)
Avis Budget Rental Car Funding AESOP LLC 2020-2A A†	2.02%	2/20/2027	22,560,000	22,304,731
Capital One Prime Auto Receivables Trust 2021-1 A2	0.32%	2/18/2025	74,315,000	73,905,710
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	9,858,092	9,891,146
CarMax Auto Owner Trust 2020-2 A4	2.05%	5/15/2025	35,731,000	35,936,839
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	17,041,423	17,115,011
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	21,068,387	20,699,024
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	4,459,063	4,471,328
CPS Auto Receivables Trust 2017-B E†	5.75%	12/15/2023	6,545,750	6,561,893
CPS Auto Receivables Trust 2017-D D†	3.73%	9/15/2023	1,151,434	1,154,414
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	3,500,000	3,612,909
CPS Auto Receivables Trust 2019-C C†	2.84%	6/16/2025	1,428,970	1,431,753
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	7,669,000	7,757,045
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	16,044,235	16,090,086
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	11,448,000	11,434,875

254	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	$48,200,000	$47,082,170
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	26,870,564	27,191,807
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	3,750,334	3,760,770
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	14,216,908	14,300,649
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	27,026,000	27,485,318
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	35,709,051	35,848,287
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	46,783,000	47,217,558
Drive Auto Receivables Trust 2020-2 B	1.42%	3/17/2025	6,947,425	6,953,927
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	39,725,000	39,354,882
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	37,120,000	36,392,054
Drive Auto Receivables Trust 2021-2 A2	0.36%	5/15/2024	58,954,472	58,852,758
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	91,455,000	88,245,442
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	65,609,370	64,983,739
Exeter Automobile Receivables Trust 2021-2A A2	0.27%	1/16/2024	5,093,342	5,092,628
Exeter Automobile Receivables Trust 2021-2A C	0.98%	6/15/2026	29,900,000	29,509,333
Exeter Automobile Receivables Trust 2021-2A D	1.40%	4/15/2027	52,760,000	51,603,248
Exeter Automobile Receivables Trust 2021-3A A2	0.34%	1/16/2024	38,003,191	37,979,974
Exeter Automobile Receivables Trust 2021-3A D	1.55%	6/15/2027	61,755,000	60,025,310
Exeter Automobile Receivables Trust 2021-3A E†	3.04%	12/15/2028	40,830,000	39,570,668
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28,013,000	28,302,716
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	49,215,136	49,173,839
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	107,486,000	106,932,135
Ford Credit Auto Owner Trust 2018-REV2 A†	3.47%	1/15/2030	97,245,000	99,575,982
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	80,663,000	79,961,619
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	68,738,100	68,657,504
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	48,939,000	50,259,218
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	76,875,000	73,726,976
Ford Credit Auto Owner Trust REV2 2017-2 A†	2.36%	3/15/2029	38,244,000	38,490,123
Ford Credit Auto Owner Trust REV2 2019-1 A†	3.52%	7/15/2030	89,401,000	92,137,118
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	3,628,016	3,634,551
GLS Auto Receivables Issuer Trust 2021-3A A†	0.42%	1/15/2025	99,927,100	99,567,202
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	31,333,702	31,333,264
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	13,545,000	13,733,261
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	103,164,000	102,029,567

See Notes to Schedule of Investments.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	$22,001,929	$21,982,913
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	65,136,000	64,364,164
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	70,551,850	70,505,413
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	139,892,000	138,797,079
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	99,354,000	95,450,640
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	91,200,000	88,697,673
Hertz Vehicle Financing LLC 2021-1A D†	3.98%	12/26/2025	25,000,000	24,036,885
Honda Auto Receivables Owner Trust 2019-1 A4	2.90%	6/18/2024	11,000,000	11,072,156
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	31,592,984	31,528,831
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	81,372,000	80,804,398
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	48,021,202	47,978,439
Honda Auto Receivables Owner Trust 2021-2 A2	0.17%	11/15/2023	103,901,146	103,693,915
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	25,330,597	25,317,042
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%	4/15/2024	104,527,000	104,783,175
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	14,419,408	14,413,157
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%	1/16/2024	71,069,000	70,548,320
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%	5/15/2024	83,702,000	84,178,382
Nissan Auto Lease Trust 2020-B A3	0.43%	10/16/2023	93,172,000	92,962,074
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	119,845,000	116,524,431
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	23,004,293	23,088,300
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	58,188,000	57,816,941
Santander Drive Auto Receivables Trust 2021-2 A2	0.28%	4/15/2024	25,731,701	25,726,763
Santander Drive Auto Receivables Trust 2021-2 D	1.35%	7/15/2027	71,680,000	70,644,511
Santander Drive Auto Receivables Trust 2021-3 A2	0.29%	5/15/2024	91,008,700	90,884,045
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	39,672,000	40,052,320
Santander Retail Auto Lease Trust 2021-A A3†	0.51%	7/22/2024	159,370,000	157,131,011
Santander Retail Auto Lease Trust 2021-C A2†	0.29%	4/22/2024	62,113,733	61,852,613
Santander Retail Auto Lease Trust 2021-C A3†	0.50%	3/20/2025	73,120,000	71,937,957
Toyota Auto Loan Extended Note Trust 2020-1A A†	1.35%	5/25/2033	179,000,000	175,047,716
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%	5/15/2023	8,355,047	8,353,737
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%	1/15/2025	84,958,000	84,260,070
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	54,084,616	54,029,304
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	47,426,000	47,978,214
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	56,143,866	56,340,611
Westlake Automobile Receivables Trust 2020-1A B†	1.94%	4/15/2025	48,382,000	48,478,329
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%	4/15/2025	129,516,305	128,809,301

256	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2021-2A C†	0.89%		7/15/2026	$53,150,000	$52,156,472
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	48,093,000	47,695,997
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	18,319,287	18,390,146
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	8,886,000	8,934,660
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	25,464,000	25,507,597
Total					4,744,413,280

Credit Card 0.84%
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	32,109,000	32,145,823
American Express Credit Account Master Trust 2019-3 B	2.20%		4/15/2025	12,714,000	12,803,208
Capital One Multi-Asset Execution Trust 2019-A2 A2	1.72%		8/15/2024	21,237,000	21,322,207
Discover Card Execution Note Trust 2018-A2 A2	0.521% (1 Mo. LIBOR + .33%)	#	8/15/2025	5,100,000	5,112,447
Golden Credit Card Trust 2018-4A A†	3.44%		8/15/2025	53,161,000	54,619,764
Master Credit Card Trust II 2020-1A A†	1.99%		9/21/2024	12,223,000	12,310,789
Master Credit Card Trust II Series 2018-1A A†	0.661% (1 Mo. LIBOR + .49%)	#	7/21/2024	149,340,000	149,601,285
Newday Funding Master Issuer plc 2021-1A A2†	1.149% (SOFR + 1.10%)	#	3/15/2029	19,600,000	19,587,953
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	31,250,000	31,807,719
Perimeter Master Note Business Trust 2021-1A A†	3.19%		5/15/2024	46,000,000	45,734,847
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	36,807,000	37,200,574
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	4,451,000	4,474,360
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	81,668,000	82,259,644
Total					508,980,620

See Notes to Schedule of Investments.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 13.35%
A10 Bridge Asset Financing LLC 2019-B A1†	3.085%		8/15/2040	$9,039,453	$9,065,339
ACAM Ltd. 2019-FL1 A†	1.563% (1 Mo. SOFR + 1.51%)	#	11/17/2034	75,927,900	75,898,127
ACAM Ltd. 2019-FL1 AS†	1.913% (1 Mo. SOFR + 1.86%)	#	11/17/2034	25,000,000	25,021,548
ACREC Ltd. 2021-FL1 A†	1.287% (1 Mo. LIBOR + 1.15%)	#	10/16/2036	102,830,000	102,403,790
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	89,250,000	87,824,437
AIMCO CLO Series 2018-BA AR†	1.341% (3 Mo. LIBOR + 1.10%)	#	1/15/2032	69,000,000	69,183,962
AMMC CLO Ltd. 2016-19A AR†	1.381% (3 Mo. LIBOR + 1.14%)	#	10/16/2028	35,981,406	35,999,500
AMMC CLO Ltd. 2016-19A BR†	2.041% (3 Mo. LIBOR + 1.80%)	#	10/16/2028	29,854,271	29,871,387
AMMC CLO Ltd. 2016-19A CR†	2.791% (3 Mo. LIBOR + 2.55%)	#	10/16/2028	13,000,000	13,027,184
AMMC CLO Ltd. 2020-23A A1R†	1.281% (3 Mo. LIBOR + 1.04%)	#	10/17/2031	116,150,000	115,511,175
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	1,870,181	1,875,277
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	15,130,609	15,209,481
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.328% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	31,258,000	31,237,876
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	1.328% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	40,886,000	40,620,241
Apidos CLO XXII 2015-22A A1R†	1.314% (3 Mo. LIBOR + 1.06%)	#	4/20/2031	79,418,000	79,438,380
Apidos CLO XXIV 2016-24A A1AL†	1.204% (3 Mo. LIBOR + .95%)	#	10/20/2030	23,480,000	23,376,847
Apidos CLO XXXI 2019-31A A1R†	1.341% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	86,400,000	86,104,466
Applebee’s Funding LLC/IHOP Funding LLC 2019-1A A2II†	4.723%		6/5/2049	4,702,500	4,740,317
Aqua Finance Trust 2019-A A†	3.14%		7/16/2040	25,532,714	25,698,199
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	106,211,885	103,699,974
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	1.291% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	40,530,000	40,215,892

258	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	1.261% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	$60,510,000	$60,191,810
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 AS†	1.591% (1 Mo. LIBOR + 1.40%)	#	8/15/2034	18,530,000	18,419,486
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	1.541% (1 Mo. LIBOR + 1.35%)	#	11/15/2036	188,500,000	187,885,980
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	1.50% (1 Mo. SOFR + 1.45%)	#	1/15/2037	117,500,000	117,500,840
ARES L CLO Ltd. 2018-50A AR†	1.291% (3 Mo. LIBOR + 1.05%)	#	1/15/2032	120,140,000	119,220,929
Bain Capital Credit CLO 2019-2A AR†	1.341% (3 Mo. LIBOR + 1.10%)	#	10/17/2032	75,950,000	76,006,750
Bain Capital Credit CLO Ltd. 2017-1A A1R†	1.224% (3 Mo. LIBOR + .97%)	#	7/20/2030	93,850,000	93,711,280
Bain Capital Credit CLO Ltd. 2020-5A A1†	1.474% (3 Mo. LIBOR + 1.22%)	#	1/20/2032	72,770,000	72,805,961
Ballyrock CLO Ltd. 2019-1A A1R†	1.271% (3 Mo. LIBOR + 1.03%)	#	7/15/2032	141,710,000	141,389,103
Barings CLO Ltd. 2019-3A A1R†	1.324% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	117,460,000	117,355,684
BDS Ltd. 2021-FL7 A†	1.207% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	74,240,000	73,606,733
Benefit Street Partners CLO IV Ltd. 2014-IVA ARRR†	1.434% (3 Mo. LIBOR + 1.18%)	#	1/20/2032	77,740,000	77,778,428
BlueMountain CLO Ltd. 2016-2A A1R2†	1.60% (3 Mo. LIBOR + 1.12%)	#	8/20/2032	33,000,000	32,953,139
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.234% (3 Mo. LIBOR + .98%)	#	7/20/2029	69,720,000	69,706,652
BSPRT Issuer Ltd. 2019 FL5 A†	1.341% (1 Mo. LIBOR + 1.15%)	#	5/15/2029	20,233,548	20,170,318
BSPRT Issuer Ltd. 2021-FL7 A†	1.511% (1 Mo. LIBOR + 1.32%)	#	12/15/2038	58,340,000	58,052,855
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	1.234% (3 Mo. LIBOR + .98%)	#	7/20/2031	78,820,000	78,703,517

See Notes to Schedule of Investments.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Carlyle US CLO Ltd. 2017-2A A1R†	1.304% (3 Mo. LIBOR + 1.05%)	#	7/20/2031		$90,210,000	$89,732,361
Carlyle US CLO Ltd. 2017-3A A1AR†	1.154% (3 Mo. LIBOR + .90%)	#	7/20/2029		27,740,000	27,652,139
Carlyle US CLO Ltd. 2019-1A A1AR†	1.334% (3 Mo. LIBOR + 1.08%)	#	4/20/2031		137,100,000	137,033,021
Cedar Funding X CLO Ltd. 2019-10A AR†	1.354% (3 Mo. LIBOR + 1.10%)	#	10/20/2032		10,610,000	10,594,009
Cedar Funding XIV CLO Ltd. 2021-14A A†	1.341% (3 Mo. LIBOR + 1.10%)	#	7/15/2033		96,630,000	96,328,760
CF Hippolyta LLC 2021-1A A1†	1.53%		3/15/2061		38,580,214	36,725,941
CIFC Funding II Ltd. 2013-2A A1L2†	Zero Coupon	#(b)	10/18/2030		37,100,000	37,094,919
CIFC Funding Ltd. 2021-4A A†	1.291% (3 Mo. LIBOR + 1.05%)	#	7/15/2033		83,100,000	82,953,821
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026		63,275,000	62,576,665
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031		15,790,523	15,943,995
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		9,466,865	9,597,226
Dryden CLO Ltd. 2018-55A A1†	1.261% (3 Mo. LIBOR + 1.02%)	#	4/15/2031		20,170,207	20,156,642
Dryden CLO Ltd. 2019-72A AR†	1.586% (3 Mo. LIBOR + 1.08%)	#	5/15/2032		98,100,000	98,023,739
Dryden Senior Loan Fund 2017-47A A1R†	1.221% (3 Mo. LIBOR + .98%)	#	4/15/2028		93,000,000	92,894,333
Elmwood CLO X Ltd. 2021-3A A†	1.294% (3 Mo. LIBOR + 1.04%)	#	10/20/2034		126,290,000	125,469,011
Fairstone Financial Issuance Trust I 2020-1A A†(c)	2.509%		10/20/2039	CAD	35,080,000	27,654,681
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.209% (3 Mo. LIBOR + .95%)	#	7/24/2030		$54,290,000	54,277,831
GPMT Ltd. 2019-FL2 A†	1.471% (1 Mo. LIBOR + 1.30%)	#	2/22/2036		15,383,563	15,359,504
Gracie Point International Funding 2020-B A†	1.631% (1 Mo. LIBOR + 1.40%)	#	5/2/2023		74,997,066	75,202,836
Grand Avenue CRE 2019-FL1 AS†	1.691% (1 Mo. LIBOR + 1.50%)	#	6/15/2037		4,964,507	4,972,596
GreatAmerica Leasing Receivables Funding LLC Series 2019-1 A4†	3.21%		2/18/2025		17,040,000	17,194,987
Greystone CRE Notes Ltd. 2021-FL3 A†	1.211% (1 Mo. LIBOR + 1.02%)	#	7/15/2039		92,430,000	91,787,557

260	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Greywolf CLO VII Ltd. 2018-2A A1†	1.434% (3 Mo. LIBOR + 1.18%)	#	10/20/2031	$37,250,000	$37,216,557
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	1.908% (3 Mo. LIBOR + 1.65%)	#	7/25/2027	13,039,977	13,050,590
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.941% (3 Mo. LIBOR + 1.70%)	#	1/17/2030	23,027,000	22,996,343
HGI CRE CLO Ltd. 2021-FL2 A†	1.126% (1 Mo. LIBOR + 1.00%)	#	9/17/2036	26,520,000	26,229,938
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030	15,791,607	15,817,870
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	9,003,000	9,028,819
JFIN CLO Ltd. 2013-1A A1NR†	1.644% (3 Mo. LIBOR + 1.39%)	#	1/20/2030	72,556,631	72,594,942
JFIN CLO Ltd. 2013-1A A2R†	2.454% (3 Mo. LIBOR + 2.20%)	#	1/20/2030	37,290,505	37,312,196
KKR CLO Ltd. 24 A1R†	1.334% (3 Mo. LIBOR + 1.08%)	#	4/20/2032	130,540,000	130,524,878
KKR CLO Ltd. 30A A1R†	1.261% (3 Mo. LIBOR + 1.02%)	#	10/17/2031	18,250,000	18,229,468
KREF Ltd. 2021-FL2 A†	1.19% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	69,690,000	68,818,875
KREF Ltd. 2021-FL2 AS†	1.42% (1 Mo. LIBOR + 1.30%)	#	2/15/2039	37,030,000	36,289,400
LCM XXII Ltd. 22A A1R†	1.414% (3 Mo. LIBOR + 1.16%)	#	10/20/2028	10,986,931	11,035,024
Lendmark Funding Trust 2021-2A A†	2.00%		4/20/2032	137,050,000	129,891,111
LMREC, Inc. 2019-CRE3 A†	1.587% (1 Mo. LIBOR + 1.40%)	#	12/22/2035	65,000,000	64,952,738
LoanCore Issuer Ltd. 2019-CRE2 A†	1.321% (1 Mo. LIBOR + 1.13%)	#	5/15/2036	25,281,831	25,266,662
LoanCore Issuer Ltd. 2022-CRE7 A	1.599% (1 Mo. SOFR + 1.55%)	#	1/17/2037	129,030,000	129,030,617
M360 LLC 2019-CRE2 A†	1.563% (1 Mo. SOFR + 1.51%)	#	9/15/2034	25,981,602	26,040,061
M360 LLC 2019-CRE2 B†	2.413% (1 Mo. SOFR + 2.36%)	#	9/15/2034	10,311,000	10,323,940
Madison Park Funding Ltd. 2015-17A BR2†	1.755% (3 Mo. LIBOR + 1.50%)	#	7/21/2030	10,000,000	9,992,744
Madison Park Funding XI Ltd. 2013-11A AR2†	1.159% (3 Mo. LIBOR + .90%)	#	7/23/2029	16,659,071	16,566,167

See Notes to Schedule of Investments.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding XVII Ltd. 2015-17A AR2†	1.255% (3 Mo. LIBOR + 1.00%)	#	7/21/2030	$29,600,000	$29,504,743
Madison Park Funding XXV Ltd. 2017-25A A1R†	1.228% (3 Mo. LIBOR + .97%)	#	4/25/2029	53,500,000	53,587,124
Magnetite Ltd. 2021-29A A†	1.231% (3 Mo. LIBOR + .99%)	#	1/15/2034	79,670,000	79,728,821
Magnetite XXII Ltd. 2019-22A AR†	1.301% (3 Mo. LIBOR + 1.06%)	#	4/15/2031	47,750,000	47,526,951
Mariner Finance Issuance Trust 2021-BA A†	2.10%		11/20/2036	63,990,000	61,068,025
Meritage Mortgage Loan Trust 2004-2 M3	1.162% (1 Mo. LIBOR + .98%)	#	1/25/2035	36,238	41,913
MF1 Ltd. 2021-FL6 AS†	1.576% (1 Mo. LIBOR + 1.45%)	#	7/16/2036	66,840,000	66,402,198
MF1 Ltd. 2021-FL7 A†	1.206% (1 Mo. LIBOR + 1.08%)	#	10/16/2036	65,220,000	64,644,223
MF1 Ltd. 2021-FL7 AS†	1.576% (1 Mo. LIBOR + 1.45%)	#	10/16/2036	90,320,000	88,954,314
MF1 Ltd. 2022-FL8 AS†	1.798% (1 Mo. SOFR + 1.75%)	#	2/19/2037	50,000,000	49,941,337
Mountain View CLO LLC 2017-1A AR†	1.331% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	39,497,303	39,490,772
Mountain View CLO LLC 2017-1A BR†	1.991% (3 Mo. LIBOR + 1.75%)	#	10/16/2029	36,501,623	36,566,657
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	3,793,428	3,807,248
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	70,550,000	67,902,357
New Economy Assets Phase 1 Sponsor LLC 2021-1 B1†	2.41%		10/20/2061	28,890,000	28,175,735
Newark BSL CLO 1 Ltd. 2016-1A A1R†	1.368% (3 Mo. LIBOR + 1.10%)	#	12/21/2029	67,407,175	67,491,249
Newark BSL CLO 2 Ltd. 2017-1A A1R†	1.228% (3 Mo. LIBOR + .97%)	#	7/25/2030	48,300,000	48,360,280
Oaktree CLO Ltd. 2015-1A A1R†	1.124% (3 Mo. LIBOR + .87%)	#	10/20/2027	6,064,308	6,071,705
OCP CLO Ltd. 2015-9A A2R†	1.591% (3 Mo. LIBOR + 1.35%)	#	7/15/2027	23,571,505	23,591,914
OCP CLO Ltd. 2016-12A A1R†	1.361% (3 Mo. LIBOR + 1.12%)	#	10/18/2028	26,929,245	26,922,513
OCP CLO Ltd. 2016-12A A2R†	1.841% (3 Mo. LIBOR + 1.60%)	#	10/18/2028	26,201,000	26,214,075

262	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OCP CLO Ltd. 2019-17A A1R†	1.294% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	$157,030,000	$156,537,475
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	1.254% (3 Mo. LIBOR + 1.00%)	#	3/17/2030	34,550,000	34,550,888
Octagon Investment Partners 32 Ltd. 2017-1A A1R†	1.191% (3 Mo. LIBOR + .95%)	#	7/15/2029	118,070,000	118,087,565
Octagon Investment Partners 49 Ltd. 2020-5A A1†	1.461% (3 Mo. LIBOR + 1.22%)	#	1/15/2033	79,600,000	79,484,580
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.191% (3 Mo. LIBOR + .95%)	#	7/15/2029	43,910,000	43,636,630
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	1.395% (3 Mo. LIBOR + 1.00%)	#	2/14/2031	95,190,000	94,944,242
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	7,689,000	7,830,238
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	8,709,045	8,714,207
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	18,443,000	18,478,529
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	75,865,000	78,181,083
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	20,800,000	20,195,460
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	11,700,000	11,563,700
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	7,614,045	7,632,938
OZLM XVII Ltd. 2017 17A A1†	1.504% (3 Mo. LIBOR + 1.25%)	#	7/20/2030	14,086,732	14,080,801
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	165,610,000	164,192,180
Perimeter Master Note Business	2.13%		5/15/2027	90,000,000	89,381,430	(a)
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	71,520,000	70,596,834
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	55,841,000	54,763,475
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	25,837,805	26,279,606
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	2,049,824	2,049,824	(a)
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	35,011,000	34,755,573
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	5,572,124	5,574,908
Progress Residential 2021-SFR8 Trust F†	3.181%		10/17/2038	43,080,000	40,018,421
Progress Residential Trust 2021-SFR8 B†	1.681%		10/17/2038	28,310,000	26,422,374
Rad CLO 2 Ltd. 2018-2A AR†	1.321% (3 Mo. LIBOR + 1.08%)	#	10/15/2031	100,220,000	100,231,721
Rad CLO Ltd. 2021-15A A†	1.337% (3 Mo. LIBOR + 1.09%)	#	1/20/2034	105,000,000	105,005,908

See Notes to Schedule of Investments.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Romark CLO Ltd. 2017-1A A1R†	1.289% (3 Mo. LIBOR + 1.03%)	#	10/23/2030	$75,250,000	$75,045,470
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	3,442,384	3,446,427
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	101,195,000	101,761,945
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	136,635,000	135,015,725
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	14,900,000	14,367,225
SCF Equipment Leasing LLC 2022-1 A3	2.92%		7/20/2029	111,160,000	111,278,608
SCF Equipment Leasing LLC 2022-1A B†	3.22%		10/21/2030	45,560,000	45,709,255
Signal Peak CLO 8 Ltd. 2020-8A A†	1.524% (3 Mo. LIBOR + 1.27%)	#	4/20/2033	38,000,000	37,967,730
Sound Point CLO III-R Ltd. 2013-2RA B†	1.691% (3 Mo. LIBOR + 1.45%)	#	4/15/2029	10,000,000	9,961,024
TCI-Flatiron CLO Ltd. 2017-1A AR†	1.429% (3 Mo. LIBOR + .96%)	#	11/18/2030	58,190,000	58,217,073
TCI-Flatiron CLO Ltd. 2018-1A ANR†	1.359% (3 Mo. LIBOR + 1.06%)	#	1/29/2032	35,050,000	35,041,458
TICP CLO XIV Ltd. 2019-14A A1R†	Zero Coupon	#(b)	10/20/2032	58,170,000	58,076,094
TRTX Issuer Ltd. 2019-FL3 A†	1.313% (1 Mo. SOFR + 1.26%)	#	10/15/2034	11,449,296	11,450,155
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	48,870,315	48,546,134
Upstart Securitization Trust 2021-5 A†	1.31%		11/20/2031	61,815,395	61,115,422
Venture CLO Ltd. 2018-33A A1LR†	1.301% (3 Mo. LIBOR + 1.06%)	#	7/15/2031	68,200,000	68,225,941
VERDE CLO Ltd. 2019-1A AR†	1.341% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	34,355,000	34,361,694
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	77,688,000	77,024,420
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	106,612,000	105,288,519
Wind River CLO Ltd. 2013-1A A1RR†	1.234% (3 Mo. LIBOR + .98%)	#	7/20/2030	133,930,000	133,907,646
Total					8,126,911,087

Rec Vehicle Loan 0.05%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	31,490,956	31,155,697

Student Loan 0.81%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	57,137,420	56,106,067
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	132,575,616	128,501,700
Navient Private Education Refi Loan Trust 2021-FA A†	1.11%		2/18/2070	96,537,711	92,207,329
Navient Private Education Refi Loan Trust 2022-A A	2.23%		7/15/2070	111,120,000	110,242,096
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	55,285,815	53,078,457
SLC Student Loan Trust 2008-1 A4A	1.803% (3 Mo. LIBOR + 1.60%)	#	12/15/2032	17,500,304	17,709,055

264	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Student Loan (continued)
SMB Private Education Loan Trust 2021-A A1†	0.691% (1 Mo. LIBOR + .50%)	#	1/15/2053	$7,142,211	$7,139,337
Towd Point Asset Trust 2018-SL1 A†	0.787% (1 Mo. LIBOR + .60%)	#	1/25/2046	27,927,236	27,863,109
Total					492,847,150
Total Asset-Backed Securities (cost $14,235,415,336)					14,131,266,142

CONVERTIBLE BONDS 0.11%

Internet
Weibo Corp. (China)(d) (cost $65,600,483)	1.25%		11/15/2022	66,436,000	65,439,460

CORPORATE BONDS 41.15%

Advertising 0.03%
Clear Channel International BV (United Kingdom)†(d)	6.625%		8/1/2025	15,835,000	16,088,360

Aerospace/Defense 0.96%
Boeing Co. (The)	2.196%		2/4/2026	71,250,000	69,558,260
Boeing Co. (The)	4.508%		5/1/2023	29,478,000	30,299,060
Boeing Co. (The)	4.875%		5/1/2025	126,149,000	134,172,573
Bombardier, Inc. (Canada)†(d)	7.125%		6/15/2026	44,915,000	44,905,119
Bombardier, Inc. (Canada)†(d)	7.875%		4/15/2027	40,000,000	40,604,200
Howmet Aerospace, Inc.	5.125%		10/1/2024	20,799,000	21,906,131
Howmet Aerospace, Inc.	6.875%		5/1/2025	14,000,000	15,436,365
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	9,093,000	9,406,936
TransDigm UK Holdings plc	6.875%		5/15/2026	11,128,000	11,505,462
TransDigm, Inc.†	6.25%		3/15/2026	114,164,000	117,610,040
TransDigm, Inc.†	8.00%		12/15/2025	82,791,000	86,546,400
Total					581,950,546

Agriculture 0.83%
BAT Capital Corp.	2.789%		9/6/2024	27,255,000	27,441,791
BAT Capital Corp.	3.222%		8/15/2024	166,397,000	168,506,526
BAT International Finance plc (United Kingdom)†(d)	3.95%		6/15/2025	19,560,000	20,230,092
Imperial Brands Finance plc (United Kingdom)†(d)	3.125%		7/26/2024	166,275,000	168,237,323
Imperial Brands Finance plc (United Kingdom)†(d)	3.50%		2/11/2023	18,268,000	18,435,750
Imperial Brands Finance plc (United Kingdom)†(d)	3.75%		7/21/2022	12,867,000	12,921,609
Reynolds American, Inc.	4.45%		6/12/2025	41,974,000	43,918,707
Viterra Finance BV (Netherlands)†(d)	2.00%		4/21/2026	47,780,000	46,231,792
Total					505,923,590

See Notes to Schedule of Investments.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.13%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%		3/15/2023	$7,101,028	$7,120,237
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%		12/15/2023	5,522,192	5,568,522
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		10/1/2022	10,354,718	10,373,642
American Airlines Group, Inc.†	3.75%		3/1/2025	52,509,000	48,964,642
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		4/11/2022	3,849,880	3,865,338
United Airlines, Inc.	6.636%		7/2/2022	3,016,019	3,062,836
Total					78,955,217

Apparel 0.09%
PVH Corp.	4.625%		7/10/2025	19,872,000	21,009,154
William Carter Co. (The)†	5.50%		5/15/2025	31,722,000	32,630,835
Total					53,639,989

Auto Manufacturers 2.81%
Daimler Finance North America LLC†	1.75%		3/10/2023	42,791,000	42,850,055
Daimler Finance North America LLC†	3.65%		2/22/2024	22,690,000	23,377,647
Daimler Trucks Finance North America LLC†	2.00%		12/14/2026	15,819,000	15,272,107
Ford Motor Credit Co. LLC	1.383% (3 Mo. LIBOR + 1.08%)	#	8/3/2022	43,730,000	43,767,800
Ford Motor Credit Co. LLC	2.30%		2/10/2025	56,437,000	54,817,540
Ford Motor Credit Co. LLC	2.979%		8/3/2022	23,511,000	23,539,331
Ford Motor Credit Co. LLC	3.087%		1/9/2023	26,383,000	26,580,609
Ford Motor Credit Co. LLC	3.37%		11/17/2023	41,316,000	41,551,914
Ford Motor Credit Co. LLC	3.81%		1/9/2024	16,725,000	16,939,080
Ford Motor Credit Co. LLC	5.125%		6/16/2025	41,304,000	43,249,831
Ford Motor Credit Co. LLC	5.584%		3/18/2024	166,755,000	173,618,636
General Motors Co.	5.40%		10/2/2023	24,769,000	26,035,624
General Motors Co.	6.125%		10/1/2025	48,531,000	53,729,180
General Motors Financial Co., Inc.	2.75%		6/20/2025	74,459,000	74,472,806
General Motors Financial Co., Inc.	2.90%		2/26/2025	30,070,000	30,255,809
General Motors Financial Co., Inc.	3.15%		6/30/2022	55,795,000	56,102,106
General Motors Financial Co., Inc.	3.70%		5/9/2023	27,654,000	28,161,349
General Motors Financial Co., Inc.	3.95%		4/13/2024	35,702,000	36,726,211
General Motors Financial Co., Inc.	4.25%		5/15/2023	17,554,000	18,067,870
General Motors Financial Co., Inc.	4.30%		7/13/2025	10,803,000	11,261,146
General Motors Financial Co., Inc.	5.10%		1/17/2024	197,137,000	206,872,621

266	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	0.80%		1/8/2024	$99,441,000	$96,624,221
Hyundai Capital America†	0.875%		6/14/2024	84,025,000	80,774,026
Hyundai Capital America†	1.00%		9/17/2024	24,927,000	23,988,566
Hyundai Capital America†	1.25%		9/18/2023	98,674,000	97,319,507
Hyundai Capital America†	1.30%		1/8/2026	39,188,000	37,038,372
Hyundai Capital America†	1.50%		6/15/2026	47,772,000	45,032,657
Hyundai Capital America†	1.80%		10/15/2025	10,345,000	10,001,050
Hyundai Capital America†	2.375%		2/10/2023	39,278,000	39,406,471
Hyundai Capital America†	2.85%		11/1/2022	10,000,000	10,073,153
Hyundai Capital America†	3.00%		6/20/2022	8,435,000	8,461,779
Hyundai Capital America†	3.25%		9/20/2022	32,832,000	33,162,798
Hyundai Capital America†	5.875%		4/7/2025	13,781,000	15,094,788
Hyundai Capital Services, Inc. (South Korea)†(d)	3.00%		8/29/2022	38,997,000	39,199,769
Nissan Motor Acceptance Corp.†	0.894% (3 Mo. LIBOR + .65%)	#	7/13/2022	36,745,000	36,759,267
Stellantis N.V. (Netherlands)(d)	5.25%		4/15/2023	14,930,000	15,454,342
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	64,408,000	64,648,529
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025	12,983,000	13,266,432
Total					1,713,554,999

Auto Parts & Equipment 0.30%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027	5,339,000	5,464,467
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	31,557,000	32,929,729
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(d)	4.75%		9/15/2026	34,149,055	34,466,300
ZF North America Capital, Inc.†	4.75%		4/29/2025	105,914,000	107,631,925
Total					180,492,421

Banks 11.15%
ABN AMRO Bank N.V. (Netherlands)†(d)	4.75%		7/28/2025	61,319,000	64,630,349
ABN AMRO Bank N.V. (Netherlands)†(d)	4.80%		4/18/2026	48,600,000	51,795,788
ABN AMRO Bank N.V. (Netherlands)(d)	6.25%		4/27/2022	64,981,000	65,503,837
AIB Group plc (Ireland)†(d)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025	85,702,000	87,945,079
AIB Group plc (Ireland)†(d)	4.75%		10/12/2023	70,222,000	72,763,138
Akbank T.A.S. (Turkey)†(d)	5.00%		10/24/2022	20,150,000	20,242,831
ASB Bank Ltd. (New Zealand)†(d)	3.75%		6/14/2023	31,956,000	32,807,553
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.40%		5/19/2026	25,108,000	26,605,211
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.50%		3/19/2024	12,844,000	13,406,169

See Notes to Schedule of Investments.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(d)	5.375%		4/17/2025	$30,000,000	$31,939,200
Bancolombia SA (Colombia)(d)	3.00%		1/29/2025	24,254,000	23,371,518
Bank of America Corp.	0.523% (SOFR + .41%)	#	6/14/2024	78,938,000	77,532,419
Bank of America Corp.	0.981% (SOFR + .91%)	#	9/25/2025	19,293,000	18,554,448
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	91,258,000	86,342,989
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	81,286,000	77,708,929
Bank of America Corp.	1.53% (SOFR + .65%)	#	12/6/2025	58,221,000	56,579,665
Bank of America Corp.	3.093% (3 Mo. LIBOR + 1.09%)	#	10/1/2025	45,485,000	46,104,744
Bank of America Corp.	3.366% (3 Mo. LIBOR + .81%)	#	1/23/2026	60,488,000	61,661,788
Bank of America Corp.	3.95%		4/21/2025	113,176,000	117,430,536
Bank of America Corp.	4.00%		1/22/2025	47,739,000	49,612,520
Bank of America Corp.	4.20%		8/26/2024	72,321,000	75,362,842
Bank of Ireland Group plc (Ireland)†(d)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027	56,942,000	53,612,878
Bank of Ireland Group plc (Ireland)†(d)	4.50%		11/25/2023	35,213,000	36,458,724
BankUnited, Inc.	4.875%		11/17/2025	66,202,000	71,096,671
Barclays Bank plc (United Kingdom)(d)	1.70%		5/12/2022	32,243,000	32,272,635
Barclays plc (United Kingdom)(d)	4.375%		9/11/2024	22,925,000	23,770,010
Barclays plc (United Kingdom)(d)	4.836%		5/9/2028	33,636,000	35,555,716
Barclays plc (United Kingdom)(d)	5.20%		5/12/2026	93,499,000	100,426,808
BBVA Bancomer SA†	4.375%		4/10/2024	49,155,000	50,749,588
BBVA Bancomer SA†	6.75%		9/30/2022	47,751,000	48,939,284
BNP Paribas SA (France)†(d)	1.323% (SOFR + 1.00%)	#	1/13/2027	20,584,000	19,361,754
BNP Paribas SA (France)†(d)	3.375%		1/9/2025	28,155,000	28,734,940
BNP Paribas SA (France)†(d)	4.375%		9/28/2025	17,068,000	17,795,890
BNP Paribas SA (France)†(d)	4.375%		5/12/2026	14,691,000	15,326,901
BNP Paribas SA (France)†(d)	4.705% (3 Mo. LIBOR + 2.24%)	#	1/10/2025	31,550,000	32,798,936
BPCE SA (France)†(d)	2.375%		1/14/2025	14,304,000	14,158,490
BPCE SA (France)†(d)	4.50%		3/15/2025	43,525,000	45,228,800
BPCE SA (France)†(d)	4.875%		4/1/2026	22,232,000	23,546,955

268	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(d)	5.15%		7/21/2024	$5,000,000	$5,247,192
Citigroup, Inc.	1.678% (SOFR + 1.67%)	#	5/15/2024	49,728,000	49,657,874
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%)	#	7/24/2023	70,699,000	71,100,642
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	241,086,000	244,364,550
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%)	#	4/24/2025	37,866,000	38,635,509
Citigroup, Inc.	3.70%		1/12/2026	17,120,000	17,905,908
Citigroup, Inc.	3.875%		3/26/2025	33,016,000	34,225,240
Citigroup, Inc.	4.05%		7/30/2022	30,628,000	31,016,001
Citigroup, Inc.	4.40%		6/10/2025	170,806,000	179,314,498
Citigroup, Inc.	5.50%		9/13/2025	53,013,000	57,825,047
Citizens Bank NA/Providence RI	1.17% (3 Mo. LIBOR + .95%)	#	3/29/2023	22,245,000	22,311,862
Credit Agricole SA (France)†(d)	4.375%		3/17/2025	37,470,000	38,881,045
Credit Suisse AG/New York NY	3.625%		9/9/2024	14,875,000	15,361,892
Credit Suisse Group AG (Switzerland)†(d)	1.305% (SOFR + .98%)	#	2/2/2027	32,933,000	30,556,836
Credit Suisse Group AG (Switzerland)†(d)	2.193% (SOFR + 2.04%)	#	6/5/2026	42,530,000	41,325,902
Credit Suisse Group AG (Switzerland)†(d)	2.593% (SOFR + 1.56%)	#	9/11/2025	27,460,000	27,333,532
Credit Suisse Group AG (Switzerland)(d)	3.75%		3/26/2025	10,200,000	10,466,987
Credit Suisse Group AG (Switzerland)†(d)	4.207% (3 Mo. LIBOR + 1.24%)	#	6/12/2024	17,160,000	17,593,304
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(d)	3.80%		9/15/2022	21,574,000	21,859,446
Danske Bank A/S (Denmark)†(d)	0.976% (1 Yr. Treasury CMT + .55%)	#	9/10/2025	46,616,000	44,818,254
Danske Bank A/S (Denmark)†(d)	1.171% (1 Yr. Treasury CMT + 1.03%)	#	12/8/2023	145,875,000	144,874,979
Danske Bank A/S (Denmark)†(d)	1.226%		6/22/2024	51,642,000	50,572,240
Danske Bank A/S (Denmark)†(d)	1.621% (1 Yr. Treasury CMT + 1.35%)	#	9/11/2026	46,515,000	44,380,644
Danske Bank A/S (Denmark)†(d)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	132,473,000	134,087,572

See Notes to Schedule of Investments.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024	$66,319,000	$69,892,275
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%)	#	6/19/2024	21,437,000	21,873,124
FNB Corp.	2.20%		2/24/2023	30,110,000	30,162,994
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + .54%)	#	11/17/2023	45,244,000	44,886,007
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%)	#	9/10/2024	78,938,000	77,098,538
Goldman Sachs Group, Inc. (The)	0.75% (SOFR + .70%)	#	1/24/2025	77,022,000	77,112,869
Goldman Sachs Group, Inc. (The)	1.214% (3 Mo. LIBOR + .75%)	#	2/23/2023	47,398,000	47,574,727
Goldman Sachs Group, Inc. (The)	1.217%		12/6/2023	31,051,000	30,702,357
Goldman Sachs Group, Inc. (The)	1.259% (3 Mo. LIBOR + 1.00%)	#	7/24/2023	45,327,000	45,429,364
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + .91%)	#	10/21/2027	90,257,000	86,538,182
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%)	#	2/24/2028	38,073,000	37,547,364
Goldman Sachs Group, Inc. (The)	2.905% (3 Mo. LIBOR + .99%)	#	7/24/2023	30,000,000	30,161,526
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%)	#	6/5/2023	70,851,000	71,139,086
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%)	#	9/29/2025	34,934,000	35,550,415
Goldman Sachs Group, Inc. (The)	3.50%		1/23/2025	9,494,000	9,765,498
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	79,656,000	81,916,399
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	47,649,000	50,086,723
HSBC Holdings plc (United Kingdom)(d)	0.732% (SOFR + .53%)	#	8/17/2024	29,988,000	29,347,235
HSBC Holdings plc (United Kingdom)(d)	0.976% (SOFR + .71%)	#	5/24/2025	22,757,000	22,002,875
HSBC Holdings plc (United Kingdom)(d)	3.262% (3 Mo. LIBOR + 1.06%)	#	3/13/2023	79,087,000	79,129,425
HSBC Holdings PLC (United Kingdom)(d)	4.25%		3/14/2024	32,390,000	33,576,197
ING Groep NV (Netherlands)(d)	1.37% (3 Mo. LIBOR + 1.15%)	#	3/29/2022	4,050,000	4,052,993
Intesa Sanpaolo SpA (Italy)†(d)	3.125%		7/14/2022	7,031,000	7,068,487
Intesa Sanpaolo SpA (Italy)†(d)	3.25%		9/23/2024	20,481,000	20,719,294

270	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Intesa Sanpaolo SpA (Italy)†(d)	5.017%		6/26/2024	$165,445,000	$170,400,572
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026	82,517,000	87,037,596
JPMorgan Chase & Co.	0.768% (SOFR + .49%)	#	8/9/2025	78,538,000	75,514,016
JPMorgan Chase & Co.	0.824% (SOFR + .54%)	#	6/1/2025	91,927,000	88,966,221
JPMorgan Chase & Co.	0.97% (SOFR + .92%)	#	2/24/2026	57,956,000	57,839,064
JPMorgan Chase & Co.	1.23% (SOFR + 1.18%)	#	2/24/2028	38,901,000	38,899,659
JPMorgan Chase & Co.	3.875%		9/10/2024	45,147,000	46,857,511
Lloyds Banking Group plc (United Kingdom)(d)	1.326% (1 Yr. Treasury CMT + 1.10%)	#	6/15/2023	58,888,000	58,822,535
Lloyds Banking Group plc (United Kingdom)(d)	2.858% (3 Mo. LIBOR + 1.25%)	#	3/17/2023	40,000,000	40,023,634
Lloyds Banking Group plc (United Kingdom)(d)	4.582%		12/10/2025	18,348,000	19,293,094
Lloyds Banking Group plc (United Kingdom)(d)	4.65%		3/24/2026	29,589,000	31,229,537
Macquarie Bank Ltd. (Australia)†(d)	4.875%		6/10/2025	32,811,000	34,644,248
Macquarie Group Ltd. (Australia)†(d)	1.201% (SOFR + .69%)	#	10/14/2025	40,033,000	38,719,831
Macquarie Group Ltd. (Australia)†(d)	1.34% (SOFR + 1.07%)	#	1/12/2027	33,697,000	31,871,453
Macquarie Group Ltd. (Australia)†(d)	3.189% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	39,372,000	39,744,680
Macquarie Group Ltd. (Australia)†(d)	4.15% (3 Mo. LIBOR + 1.33%)	#	3/27/2024	45,740,000	46,787,226
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	0.953% (1 Yr. Treasury CMT + .55%)	#	7/19/2025	58,686,000	56,690,579
Morgan Stanley	0.79% (SOFR + .53%)	#	5/30/2025	90,799,000	87,576,030
Morgan Stanley	0.791% (SOFR + .51%)	#	1/22/2025	98,685,000	95,925,728
Morgan Stanley	1.659% (3 Mo. LIBOR + 1.40%)	#	10/24/2023	56,465,000	56,897,747
Morgan Stanley	4.10%		5/22/2023	47,121,000	48,377,165
Morgan Stanley	5.00%		11/24/2025	26,920,000	29,114,010
NatWest Group plc (United Kingdom)(d)	3.875%		9/12/2023	27,850,000	28,537,738

See Notes to Schedule of Investments.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
NatWest Group plc (United Kingdom)(d)	5.125%		5/28/2024	$18,213,000	$19,195,462
NatWest Markets plc (United Kingdom)†(d)	0.80%		8/12/2024	23,409,000	22,458,286
Nordea Bank Abp (Finland)†(d)	4.25%		9/21/2022	18,035,000	18,317,179
People’s United Bank NA	4.00%		7/15/2024	5,725,000	5,923,130
Popular, Inc.	6.125%		9/14/2023	13,517,000	14,081,335
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	35,038,000	34,055,843
Santander Holdings USA, Inc.	3.244%		10/5/2026	44,492,000	44,940,470
Santander Holdings USA, Inc.	3.45%		6/2/2025	13,839,000	14,075,374
Santander Holdings USA, Inc.	3.50%		6/7/2024	38,764,000	39,539,842
Santander UK Group Holdings plc (United Kingdom)(d)	1.089% (SOFR + .79%)	#	3/15/2025	3,888,000	3,772,609
Santander UK Group Holdings plc (United Kingdom)(d)	2.469% (SOFR + 1.22%)	#	1/11/2028	37,697,000	36,491,594
Santander UK Group Holdings plc (United Kingdom)(d)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	54,665,000	55,335,814
Santander UK Group Holdings plc (United Kingdom)†(d)	4.75%		9/15/2025	30,760,000	32,321,221
Santander UK Group Holdings plc (United Kingdom)(d)	4.796% (3 Mo. LIBOR + 1.57%)	#	11/15/2024	10,000,000	10,414,590
Societe Generale SA (France)†(d)	2.226% (1 Yr. Treasury CMT + 1.05%)	#	1/21/2026	76,944,000	75,185,021
Standard Chartered plc (United Kingdom)†(d)	0.991% (1 Yr. Treasury CMT + .78%)	#	1/12/2025	100,594,000	97,572,605
Standard Chartered plc (United Kingdom)†(d)	1.214% (1 Yr. Treasury CMT + .88%)	#	3/23/2025	10,244,000	9,984,445
Standard Chartered plc (United Kingdom)†(d)	1.319% (1 Yr. Treasury CMT + 1.17%)	#	10/14/2023	37,814,000	37,649,135
Standard Chartered plc (United Kingdom)†(d)	2.819% (3 Mo. LIBOR + 1.21%)	#	1/30/2026	8,168,000	8,126,241
Standard Chartered plc (United Kingdom)†(d)	3.885% (3 Mo. LIBOR + 1.08%)	#	3/15/2024	21,000,000	21,354,844

272	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Standard Chartered plc (United Kingdom)†(d)	5.20%		1/26/2024	$15,029,000	$15,659,781
Swedbank AB (Sweden)†(d)	2.80%		3/14/2022	30,591,000	30,610,694
Synovus Financial Corp.	3.125%		11/1/2022	1,981,000	1,993,649
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.625%		5/30/2022	34,279,000	34,416,322
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%		1/30/2023	18,593,000	18,792,875
UBS AG (United Kingdom)†(d)	1.75%		4/21/2022	28,736,000	28,757,311
UBS AG (Switzerland)(d)	5.125%		5/15/2024	97,473,000	101,493,469
UBS AG	7.625%		8/17/2022	153,627,000	157,328,836
UBS Group AG (Switzerland)†(d)	1.008% (1 Yr. Treasury CMT + .83%)	#	7/30/2024	41,646,000	41,069,313
UBS Group AG (Switzerland)†(d)	1.70% (3 Mo. LIBOR + 1.22%)	#	5/23/2023	83,148,000	83,375,014
UBS Group AG (Switzerland)†(d)	3.491%		5/23/2023	22,500,000	22,601,434
UniCredit SpA (Italy)†(d)	7.83%		12/4/2023	38,610,000	41,785,617
Wells Fargo & Co.	1.529% (3 Mo. LIBOR + 1.23%)	#	10/31/2023	38,415,000	38,685,257
Wells Fargo & Co.	3.00%		2/19/2025	24,618,000	25,113,500
Wells Fargo & Co.	3.55%		9/29/2025	12,924,000	13,376,427
Total					6,790,411,856

Building Materials 0.02%
Builders FirstSource, Inc.†	6.75%		6/1/2027	12,400,000	12,902,262

Chemicals 0.13%
Braskem Finance Ltd. (Cayman Islands)(d)	6.45%		2/3/2024	28,752,000	30,583,934
Celanese US Holdings LLC	4.625%		11/15/2022	13,876,000	14,201,796
Orbia Advance Corp. SAB de CV (Mexico)†(d)	1.875%		5/11/2026	36,739,000	34,461,549
Total					79,247,279

Commercial Services 0.64%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.375%		7/24/2024	30,600,000	30,816,097
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%		7/15/2026	20,033,000	20,539,835
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%		7/15/2027	31,171,000	32,604,866
Ashtead Capital, Inc.†	4.00%		5/1/2028	28,978,000	29,849,712
Ashtead Capital, Inc.†	4.375%		8/15/2027	39,794,000	40,989,412
Block, Inc.†	2.75%		6/1/2026	60,000,000	58,278,300
IHS Markit Ltd. (United Kingdom)(d)	4.125%		8/1/2023	30,011,000	30,403,706
IHS Markit Ltd. (United Kingdom)†(d)	4.75%		2/15/2025	4,359,000	4,633,399

See Notes to Schedule of Investments.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
IHS Markit Ltd. (United Kingdom)†(d)	5.00%	11/1/2022	$18,588,000	$18,934,649
Nielsen Co. Luxembourg S.a.r.l. (The) (Luxembourg)†(d)	5.00%	2/1/2025	14,287,000	14,364,578
Sabre GLBL, Inc.†	7.375%	9/1/2025	34,869,000	36,176,588
Triton Container International Ltd.†	0.80%	8/1/2023	39,505,000	38,800,123
Triton Container International Ltd.†	1.15%	6/7/2024	32,498,000	31,537,793
Total				387,929,058

Computers 0.22%
Dell International LLC/EMC Corp.	4.00%	7/15/2024	11,901,000	12,356,765
Dell International LLC/EMC Corp.	5.45%	6/15/2023	63,178,000	65,787,441
Dell International LLC/EMC Corp.	5.85%	7/15/2025	37,892,000	41,528,295
Dell International LLC/EMC Corp.	6.02%	6/15/2026	13,480,000	15,052,223
Total				134,724,724

Cosmetics/Personal Care 0.03%
Coty, Inc.†	5.00%	4/15/2026	15,849,000	15,963,588

Diversified Financial Services 3.74%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	1.75%	10/29/2024	31,795,000	30,942,312
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	2.875%	8/14/2024	30,354,000	30,399,365
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.15%	2/15/2024	19,000,000	19,166,478
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	1/15/2025	22,804,000	23,153,617
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	27,911,000	28,984,121
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	6.50%	7/15/2025	23,021,000	25,374,842
Air Lease Corp.	4.25%	2/1/2024	24,197,000	25,000,177
Aircastle Ltd.	4.40%	9/25/2023	52,900,000	54,286,796
Aircastle Ltd.	5.00%	4/1/2023	39,893,000	40,988,764
Aircastle Ltd.†	5.25%	8/11/2025	62,465,000	66,709,728
Alliance Data Systems Corp.†	4.75%	12/15/2024	86,014,000	85,896,591
Alliance Data Systems Corp.†	7.00%	1/15/2026	57,232,000	58,820,188
Ally Financial, Inc.	1.45%	10/2/2023	11,837,000	11,693,410
Ally Financial, Inc.	3.875%	5/21/2024	79,117,000	81,475,921
Ally Financial, Inc.	4.625%	3/30/2025	31,811,000	33,448,789
Ally Financial, Inc.	5.125%	9/30/2024	91,001,000	96,512,665

274	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Ally Financial, Inc.	5.75%		11/20/2025	$145,576,000	$155,091,044
Aviation Capital Group LLC†	1.95%		1/30/2026	27,395,000	26,099,853
Aviation Capital Group LLC†	3.875%		5/1/2023	59,242,000	60,083,709
Aviation Capital Group LLC†	5.50%		12/15/2024	56,550,000	60,185,391
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%		2/21/2026	23,269,000	22,504,658
Avolon Holdings Funding Ltd. (Ireland)†(d)	3.625%		5/1/2022	26,356,000	26,404,084
Avolon Holdings Funding Ltd. (Ireland)†(d)	3.95%		7/1/2024	10,307,000	10,552,481
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026	22,567,000	23,204,937
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.375%		5/1/2026	19,759,000	20,361,308
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%		10/1/2023	112,721,000	116,758,648
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%		5/15/2024	47,066,000	49,214,179
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%		1/15/2023	27,137,000	27,871,859
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%		1/15/2026	20,268,000	21,601,043
Capital One Financial Corp.	1.019% (3 Mo. LIBOR + .72%)	#	1/30/2023	23,854,000	23,917,332
Capital One Financial Corp.	4.20%		10/29/2025	18,350,000	19,214,406
Citigroup Global Markets Holdings, Inc.	0.75%		6/7/2024	62,101,000	60,460,340
Discover Financial Services	5.20%		4/27/2022	35,582,000	35,806,989
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(d)	6.50%		9/15/2024	42,755,433	39,407,801
Morgan Stanley Domestic Holdings, Inc.	2.95%		8/24/2022	24,738,000	24,925,325
Muthoot Finance Ltd. (India)†(d)	4.40%		9/2/2023	24,876,000	25,056,351
Muthoot Finance Ltd. (India)†(d)	6.125%		10/31/2022	25,282,000	25,630,765
Navient Corp.	5.50%		1/25/2023	49,868,000	50,978,560
Navient Corp.	5.875%		10/25/2024	80,407,000	83,263,057
Navient Corp.	6.125%		3/25/2024	100,605,000	103,745,888
Navient Corp.	7.25%		9/25/2023	22,915,000	24,065,906
OneMain Finance Corp.	5.625%		3/15/2023	14,711,000	15,096,428
OneMain Finance Corp.	6.125%		3/15/2024	49,040,000	50,571,274
OneMain Finance Corp.	8.25%		10/1/2023	35,967,000	38,468,865
OneMain Finance Corp.	8.875%		6/1/2025	31,257,000	33,015,988
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%		3/15/2023	54,041,000	55,191,131
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.25%		8/15/2022	23,209,000	23,500,312
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%		2/15/2024	125,847,000	131,866,067
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	85,988,000	80,928,466
Total					2,277,898,209

See Notes to Schedule of Investments.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 2.12%
AES Corp. (The)†	3.30%	7/15/2025	$72,993,000	$73,582,783
Alexander Funding Trust†	1.841%	11/15/2023	87,343,000	86,736,394
American Electric Power Co., Inc.	2.031%	3/15/2024	29,500,000	29,449,740
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%	5/1/2023	74,470,000	75,726,774
Calpine Corp.†	5.25%	6/1/2026	44,770,000	45,270,305
Cemig Geracao e Transmissao SA (Brazil)†(d)	9.25%	12/5/2024	20,662,000	22,630,882
Cleveland Electric Illuminating Co. (The)	5.50%	8/15/2024	10,475,000	11,305,198
Comision Federal de Electricidad (Mexico)†(d)	4.875%	1/15/2024	67,262,000	69,604,736
Fells Point Funding Trust	3.046%	1/31/2027	64,962,000	64,416,688
FirstEnergy Corp.	1.60%	1/15/2026	18,065,000	17,010,546
FirstEnergy Corp.	2.05%	3/1/2025	71,006,000	69,144,223
FirstEnergy Transmission LLC†	4.35%	1/15/2025	125,251,000	128,841,092
IPALCO Enterprises, Inc.	3.70%	9/1/2024	18,119,000	18,557,814
Israel Electric Corp. Ltd. (Israel)†(d)	5.00%	11/12/2024	9,974,000	10,583,411
Israel Electric Corp. Ltd. (Israel)†(d)	6.875%	6/21/2023	31,698,000	33,589,420
Jersey Central Power & Light Co.†	4.70%	4/1/2024	50,436,000	52,467,723
NRG Energy, Inc.†	3.75%	6/15/2024	90,412,000	92,243,846
OGE Energy Corp.	0.703%	5/26/2023	9,350,000	9,211,572
Pacific Gas and Electric Co.	1.367%	3/10/2023	62,135,000	61,503,496
Pacific Gas and Electric Co.	3.15%	1/1/2026	131,367,134	130,707,022
Puget Energy, Inc.	5.625%	7/15/2022	19,415,000	19,521,095
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	23,370,000	23,514,543
Vistra Operations Co. LLC†	3.55%	7/15/2024	145,238,000	147,211,870
Total				1,292,831,173

Electronics 0.04%
Flex Ltd.	3.75%	2/1/2026	21,971,000	22,700,156

Energy-Alternate Sources 0.19%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	26,697,000	27,560,514
Greenko Dutch BV (Netherlands)†(d)	3.85%	3/29/2026	31,862,780	31,124,201
Greenko Mauritius Ltd. (India)†(d)	6.25%	2/21/2023	30,255,000	30,708,825
TerraForm Power Operating LLC†	4.25%	1/31/2023	23,600,000	23,657,466
Total				113,051,006

Engineering & Construction 0.01%
Fluor Corp.	3.50%	12/15/2024	5,273,000	5,333,218

276	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment 0.60%
Caesars Entertainment, Inc.†	6.25%	7/1/2025	$59,383,000	$61,638,663
Caesars Entertainment, Inc.†	8.125%	7/1/2027	90,100,000	97,222,405
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	11,198,000	11,495,307
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.50%	5/1/2025	15,643,000	16,097,664
Churchill Downs, Inc.†	5.50%	4/1/2027	36,823,000	37,390,995
International Game Technology plc†	4.125%	4/15/2026	17,293,000	17,055,048
International Game Technology plc†	6.50%	2/15/2025	18,963,000	20,170,469
Live Nation Entertainment, Inc.†	4.875%	11/1/2024	18,301,000	18,501,030
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc†	8.50%	11/15/2027	20,807,000	23,066,432
Scientific Games International, Inc.†	8.25%	3/15/2026	21,430,000	22,405,708
Scientific Games International, Inc.†	8.625%	7/1/2025	32,990,000	35,002,391
Vail Resorts, Inc.†	6.25%	5/15/2025	5,400,000	5,569,182
Total				365,615,294

Food 0.57%
Albertsons Cos, Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC†	5.875%	2/15/2028	30,120,000	31,178,116
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	35,850,000	35,726,317
Del Monte Foods, Inc.†	11.875%	5/15/2025	37,244,000	41,216,259
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(d)	5.625%	8/15/2026	27,478,000	27,852,663
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	40,599,000	42,779,166
NBM US Holdings, Inc.†	7.00%	5/14/2026	50,568,000	52,324,985
Pilgrim’s Pride Corp.†	5.875%	9/30/2027	58,967,000	60,676,158
US Foods, Inc.†	6.25%	4/15/2025	55,275,000	57,238,921
Total				348,992,585

Food Service 0.00%
Aramark Services, Inc.†	5.00%	4/1/2025	671,000	676,576

Forest Products & Paper 0.03%
Suzano Austria GmbH (Brazil)†(d)	5.75%	7/14/2026	18,736,000	20,540,183

Gas 0.42%
Atmos Energy Corp.	0.625%	3/9/2023	32,511,000	32,152,976
National Fuel Gas Co.	3.75%	3/1/2023	34,700,000	35,139,631
National Fuel Gas Co.	5.50%	1/15/2026	90,555,000	98,185,331
National Fuel Gas Co.	7.395%	3/30/2023	3,993,000	4,110,030
ONE Gas, Inc.	0.85%	3/11/2023	41,230,000	40,897,218
ONE Gas, Inc.	1.10%	3/11/2024	49,259,000	48,196,355
Total				258,681,541

See Notes to Schedule of Investments.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 0.91%
Centene Corp.	4.25%	12/15/2027	$171,492,000	$175,757,864
CHS/Community Health Systems, Inc.†	8.00%	3/15/2026	39,834,000	41,384,339
HCA, Inc.	5.00%	3/15/2024	36,593,000	38,476,765
HCA, Inc.	5.25%	4/15/2025	193,688,000	208,050,234
HCA, Inc.	5.25%	6/15/2026	18,631,000	20,187,439
HCA, Inc.	5.375%	2/1/2025	17,478,000	18,528,952
HCA, Inc.	8.36%	4/15/2024	24,106,000	26,654,245
Select Medical Corp.†	6.25%	8/15/2026	22,287,000	22,601,804
Total				551,641,642

Holding Companies-Diversified 0.02%
KOC Holding AS (Turkey)†(d)	5.25%	3/15/2023	14,301,000	14,340,128

Home Builders 0.15%
Lennar Corp.	4.50%	4/30/2024	33,705,000	35,082,580
Lennar Corp.	4.875%	12/15/2023	15,364,000	16,032,614
PulteGroup, Inc.	5.50%	3/1/2026	4,756,000	5,246,524
Toll Brothers Finance Corp.	4.375%	4/15/2023	16,223,000	16,511,767
Toll Brothers Finance Corp.	4.875%	11/15/2025	16,183,000	17,182,710
Total				90,056,195

Housewares 0.18%
Newell Brands, Inc.	4.35%	4/1/2023	56,481,000	57,532,394
Newell Brands, Inc.	4.70%	4/1/2026	41,636,000	43,147,387
Newell Brands, Inc.	4.875%	6/1/2025	11,189,000	11,789,066
Total				112,468,847

Insurance 0.93%
Aon Corp.	8.205%	1/1/2027	62,792,000	75,550,723
CNO Financial Group, Inc.	5.25%	5/30/2025	90,846,000	97,292,882
CNO Global Funding †	1.75%	10/7/2026	29,008,000	27,692,161
F&G Global Funding†	0.90%	9/20/2024	31,336,000	30,202,793
F&G Global Funding†	1.75%	6/30/2026	29,365,000	28,288,840
F&G Global Funding†	2.30%	4/11/2027	58,675,000	56,960,955
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	49,979,000	54,297,653
GA Global Funding Trust†	0.80%	9/13/2024	24,170,000	23,138,726
HUB International Ltd.†	7.00%	5/1/2026	29,193,000	29,417,786
Jackson National Life Global Funding†	1.75%	1/12/2025	30,601,000	30,116,813
Kemper Corp.	4.35%	2/15/2025	25,199,000	26,348,891
Peachtree Corners Funding Trust†	3.976%	2/15/2025	21,890,000	22,697,337
USI, Inc.†	6.875%	5/1/2025	61,483,000	61,810,090
Total				563,815,650

278	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 1.23%
Baidu, Inc. (China)(d)	3.075%	4/7/2025	$8,000,000	$8,086,306
Baidu, Inc. (China)(d)	3.875%	9/29/2023	104,889,000	107,709,292
Baidu, Inc. (China)(d)	4.375%	5/14/2024	94,629,000	98,461,526
Match Group Holdings II LLC†	5.00%	12/15/2027	9,150,000	9,161,254
Netflix, Inc.†	3.625%	6/15/2025	57,545,000	58,909,680
Netflix, Inc.	4.375%	11/15/2026	159,741,000	168,885,374
Netflix, Inc.	5.875%	2/15/2025	83,995,000	91,340,363
Prosus N.V. (Netherlands)†(d)	3.257%	1/19/2027	68,380,000	65,568,379
Uber Technologies, Inc.†	7.50%	5/15/2025	36,413,000	37,915,036
Uber Technologies, Inc.†	7.50%	9/15/2027	6,818,000	7,294,612
Uber Technologies, Inc.†	8.00%	11/1/2026	49,803,000	52,989,645
VeriSign, Inc.	5.25%	4/1/2025	10,000,000	10,712,100
Weibo Corp. (China)(d)	3.50%	7/5/2024	30,217,000	30,497,171
Total				747,530,738

Iron-Steel 0.30%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(d)	8.75%	7/15/2026	13,849,000	14,229,017
CSN Resources SA (Brazil)†(d)	7.625%	4/17/2026	8,956,000	9,353,064
POSCO (South Korea)†(d)	2.375%	11/12/2022	28,700,000	28,845,818
Steel Dynamics, Inc.	5.00%	12/15/2026	52,105,000	53,512,359
Vale Overseas Ltd. (Brazil)(d)	6.25%	8/10/2026	67,873,000	76,980,538
Total				182,920,796

Leisure Time 0.32%
Carnival Corp.†	9.875%	8/1/2027	25,122,000	28,234,742
Carnival Corp.†	10.50%	2/1/2026	55,000,000	61,808,450
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	9,681,000	9,764,450
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	84,700,000	93,667,189
Total				193,474,831

Lodging 0.20%
Hyatt Hotels Corp.	1.30%	10/1/2023	41,871,000	41,225,420
Hyatt Hotels Corp.	1.80%	10/1/2024	39,327,000	38,504,758
MGM Resorts International	6.75%	5/1/2025	15,055,000	15,598,636
Travel + Leisure Co.	6.60%	10/1/2025	5,006,000	5,351,414
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	8,311,000	8,353,303
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	15,580,529	15,818,911
Total				124,852,442

See Notes to Schedule of Investments.	279

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.35%
CNH Industrial Capital LLC	4.375%	4/5/2022	$49,589,000	$49,745,599
CNH Industrial N.V. (United Kingdom)(d)	4.50%	8/15/2023	48,535,000	50,103,235
Granite US Holdings Corp.†	11.00%	10/1/2027	16,193,000	17,294,934
Westinghouse Air Brake Technologies Corp.	4.375%	8/15/2023	25,687,000	26,279,326
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	66,622,000	69,060,435
Total				212,483,529

Media 0.62%
AMC Networks, Inc.	5.00%	4/1/2024	4,759,000	4,759,571
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	78,954,000	79,835,127
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	36,519,000	37,294,663
DISH DBS Corp.	5.875%	7/15/2022	74,148,000	74,876,875
FactSet Research Systems, Inc.	2.90%	3/1/2027	30,768,000	31,003,750
Gray Television, Inc.†	7.00%	5/15/2027	6,209,000	6,538,512
iHeartCommunications, Inc.	6.375%	5/1/2026	25,795,523	26,632,588
Nexstar Media, Inc.†	5.625%	7/15/2027	41,209,000	42,181,326
Univision Communications, Inc.†	5.125%	2/15/2025	74,762,000	75,339,469
Total				378,461,881

Mining 1.70%
Alcoa Nederland Holding BV (Netherlands)†(d)	5.50%	12/15/2027	89,041,000	92,939,660
Alcoa Nederland Holding BV (Netherlands)†(d)	6.125%	5/15/2028	12,615,000	13,293,561
Anglo American Capital plc (United Kingdom)†(d)	3.625%	9/11/2024	113,828,000	116,949,072
Anglo American Capital plc (United Kingdom)†(d)	4.875%	5/14/2025	36,785,000	39,343,757
First Quantum Minerals Ltd. (Canada)†(d)	7.25%	4/1/2023	89,971,000	90,173,438
First Quantum Minerals Ltd. (Canada)†(d)	7.50%	4/1/2025	51,478,000	52,670,745
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	5.125%	5/15/2024	38,297,000	39,407,996
Freeport-McMoRan, Inc.	3.875%	3/15/2023	26,839,000	27,327,604
Freeport-McMoRan, Inc.	4.125%	3/1/2028	15,121,000	15,307,518
Freeport-McMoRan, Inc.	4.375%	8/1/2028	44,715,000	45,349,953
Freeport-McMoRan, Inc.	4.55%	11/14/2024	55,328,000	57,827,442
Freeport-McMoRan, Inc.	5.00%	9/1/2027	38,185,000	39,381,336
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%	10/25/2022	76,066,000	77,335,161
Glencore Funding LLC†	1.625%	4/27/2026	28,258,000	26,896,321
Glencore Funding LLC†	4.00%	3/27/2027	19,386,000	20,111,851
Glencore Funding LLC†	4.125%	5/30/2023	58,063,000	59,577,573
Glencore Funding LLC†	4.125%	3/12/2024	51,796,000	53,581,444
Glencore Funding LLC†	4.625%	4/29/2024	93,206,000	97,504,350
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	42,328,000	44,836,163
Novelis Corp.†	3.25%	11/15/2026	24,654,000	23,426,971
Total				1,033,241,916

280	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Miscellaneous Manufacturing 0.05%
Gates Global LLC/Gates Corp.†	6.25%	1/15/2026	$29,732,000	$30,439,324

Oil & Gas 3.23%
Callon Petroleum Co.	6.125%	10/1/2024	18,825,000	18,773,231
Cenovus Energy, Inc. (Canada)(d)	5.375%	7/15/2025	63,981,000	69,325,806
Comstock Resources, Inc.†	7.50%	5/15/2025	21,933,000	22,457,637
Continental Resources, Inc.†	2.268%	11/15/2026	60,982,000	58,203,965
Continental Resources, Inc.	3.80%	6/1/2024	132,282,000	135,091,670
Continental Resources, Inc.	4.50%	4/15/2023	41,599,000	42,550,993
Coterra Energy, Inc.†	4.375%	6/1/2024	93,364,000	96,887,650
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	120,328,000	121,839,921
Devon Energy Corp.	5.25%	9/15/2024	75,558,000	80,338,233
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	81,783,163
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	29,230,415
Devon Energy Corp.	8.25%	8/1/2023	23,154,000	24,916,544
Diamondback Energy, Inc.	4.75%	5/31/2025	33,609,000	35,788,354
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	39,185,000	40,633,670
Endeavor Energy Resources LP/EER Finance, Inc.†	6.625%	7/15/2025	46,086,000	48,219,551
Eni SpA (Italy)†(d)	4.00%	9/12/2023	29,551,000	30,423,060
EQT Corp.†	3.125%	5/15/2026	17,876,000	17,602,497
Equinor ASA (Norway)†(d)	7.875%	12/9/2022	7,000,000	7,335,565
Hess Corp.	3.50%	7/15/2024	9,413,000	9,638,447
Laredo Petroleum, Inc.	9.50%	1/15/2025	56,163,000	57,882,992
Lukoil Capital DAC (Ireland)†(d)	2.80%	4/26/2027	24,165,000	13,167,131
Lukoil International Finance BV (Netherlands)†(d)	4.563%	4/24/2023	17,000,000	9,009,864
Lundin Energy Finance BV (Netherlands)†(d)	2.00%	7/15/2026	96,528,000	93,262,880
Matador Resources Co.	5.875%	9/15/2026	105,467,000	107,180,839
MEG Energy Corp. (Canada)†(d)	6.50%	1/15/2025	41,268,000	41,961,715
Murphy Oil Corp.	6.875%	8/15/2024	26,392,000	26,721,240
Occidental Petroleum Corp.	2.70%	2/15/2023	3,000,000	3,003,375
Occidental Petroleum Corp.	3.50%	6/15/2025	10,000,000	10,224,650
Occidental Petroleum Corp.	5.55%	3/15/2026	39,010,000	41,973,395
Occidental Petroleum Corp.	6.95%	7/1/2024	63,888,000	69,397,701
OGX Austria GmbH (Brazil)†(d)(e)	8.50%	6/1/2018	31,150,000	623
Ovintiv Exploration, Inc.	5.375%	1/1/2026	56,331,000	60,852,498
Ovintiv Exploration, Inc.	5.625%	7/1/2024	12,990,000	13,899,521
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	26,480,000	26,875,392
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	9,732,000	10,123,275
PDC Energy, Inc.	5.75%	5/15/2026	42,783,000	43,479,935

See Notes to Schedule of Investments.	281

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
PDC Energy, Inc.	6.125%		9/15/2024	$12,003,000	$12,108,807
Petroleos Mexicanos (Mexico)(d)	3.851% (3 Mo. LIBOR + 3.65%)	#	3/11/2022	23,850,000	23,862,521
Petroleos Mexicanos (Mexico)(d)	5.375%		3/13/2022	33,589,000	33,609,657
Petroleos Mexicanos (Mexico)(d)	6.875%		8/4/2026	91,030,000	96,532,764
Precision Drilling Corp. (Canada)†(d)	7.125%		1/15/2026	6,856,000	6,946,465
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%		4/16/2024	26,491,000	26,845,132
SM Energy Co.†	10.00%		1/15/2025	51,390,000	56,410,289
Suncor Energy, Inc. (Canada)(d)	7.875%		6/15/2026	14,077,000	16,719,671
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	2.625%		8/15/2025	55,551,000	52,890,107
Valero Energy Corp.	2.85%		4/15/2025	3,172,000	3,196,692
Viper Energy Partners LP†	5.375%		11/1/2027	34,113,000	35,040,191
Total					1,964,219,694

Oil & Gas Services 0.05%
Oceaneering International, Inc.	4.65%		11/15/2024	28,225,000	27,812,915

Pharmaceuticals 0.81%
Bayer US Finance II LLC†	1.213% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	125,880,000	126,938,746
Bayer US Finance II LLC†	3.875%		12/15/2023	138,894,000	142,735,039
Bayer US Finance II LLC†	4.25%		12/15/2025	92,758,000	97,473,561
Becton Dickinson & Co.	1.21% (3 Mo. LIBOR + 1.03%)	#	6/6/2022	51,169,000	51,286,230
Cigna Corp.	1.131% (3 Mo. LIBOR + .89%)	#	7/15/2023	43,170,000	43,595,558
Horizon Therapeutics USA, Inc.†	5.50%		8/1/2027	30,000,000	30,604,050
Total					492,633,184

Pipelines 1.97%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	170,595,000	184,304,823
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	159,730,000	172,837,909
Energy Transfer Operating LP	4.25%		3/15/2023	65,435,000	66,712,754
Energy Transfer Operating LP	5.875%		1/15/2024	95,973,000	101,477,214
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	3,623,000	3,634,638
Kinder Morgan, Inc.	1.519% (3 Mo. LIBOR + 1.28%)	#	1/15/2023	11,775,000	11,845,618
MPLX LP	3.50%		12/1/2022	2,009,000	2,035,396
MPLX LP	4.00%		2/15/2025	14,400,000	14,993,712
NOVA Gas Transmission Ltd. (Canada)(d)	7.875%		4/1/2023	11,089,000	11,769,415

282	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
ONEOK Partners LP	4.90%		3/15/2025	$22,024,000	$23,400,415
ONEOK Partners LP	5.00%		9/15/2023	7,656,000	7,958,507
ONEOK, Inc.	7.50%		9/1/2023	28,775,000	30,724,848
Plains All American Pipeline LP/PAA Finance Corp.	4.50%		12/15/2026	6,978,000	7,448,390
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025	72,181,000	76,473,006
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	126,720,000	130,914,906
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	154,737,000	164,724,808
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.375%		2/1/2027	15,675,000	16,144,701
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.875%		4/15/2026	54,211,000	56,033,845
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%		7/15/2027	60,651,000	64,370,726
Texas Eastern Transmission LP†	2.80%		10/15/2022	15,598,000	15,692,763
Western Midstream Operating LP	1.844% (3 Mo. LIBOR + 1.85%)	#	1/13/2023	38,049,000	37,909,136
Total					1,201,407,530

REITS 1.32%
Brixmor Operating Partnership LP	3.65%		6/15/2024	39,260,000	40,450,328
CyrusOne LP/CyrusOne Finance Corp.	2.90%		11/15/2024	30,150,000	30,532,604
EPR Properties	4.50%		4/1/2025	7,208,000	7,409,959
EPR Properties	4.50%		6/1/2027	54,601,000	55,711,726
EPR Properties	4.75%		12/15/2026	27,415,000	28,358,663
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	25,105,000	26,482,512
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	11,000,000	11,783,970
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	62,656,000	59,478,088
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	39,668,000	40,963,160
iStar, Inc.	5.50%		2/15/2026	26,972,000	27,603,684
Kilroy Realty LP	4.375%		10/1/2025	10,037,000	10,553,162
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025	39,100,000	39,247,016
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027	126,629,000	129,682,658
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%		6/1/2025	33,996,000	35,566,275
SL Green Operating Partnership LP	3.25%		10/15/2022	40,027,000	40,418,157
SL Green Realty Corp.	4.50%		12/1/2022	45,876,000	46,547,766
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	1,651,000	1,656,902
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	40,353,000	40,118,347
Vornado Realty LP	2.15%		6/1/2026	17,704,000	17,197,312
Vornado Realty LP	3.50%		1/15/2025	23,249,000	23,902,393	(a)
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%		9/17/2024	87,757,000	89,941,814
Total					803,606,496

See Notes to Schedule of Investments.	283

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 0.21%
Arcos Dorados Holdings, Inc. (Uruguay)†(d)	5.875%		4/4/2027	$33,934,000	$34,452,681
Bath & Body Works, Inc.†	9.375%		7/1/2025	5,015,000	5,874,345
IRB Holding Corp.†	6.75%		2/15/2026	4,887,000	4,928,540
Sally Holdings LLC/Sally Capital, Inc.	5.625%		12/1/2025	16,288,000	16,501,780
Sally Holdings LLC/Sally Capital, Inc.†	8.75%		4/30/2025	1,225,000	1,286,238
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026	26,650,000	26,885,186
Staples, Inc.†	7.50%		4/15/2026	30,000,000	29,696,100
Yum! Brands, Inc.†	7.75%		4/1/2025	8,629,000	8,996,380
Total					128,621,250

Savings & Loans 0.18%
Nationwide Building Society (United Kingdom)†(d)	1.34% (SOFR + 1.29%)	#	2/16/2028	40,000,000	39,681,444
Nationwide Building Society (United Kingdom)†(d)	4.00%		9/14/2026	27,100,000	28,156,394
People’s United Financial, Inc.	3.65%		12/6/2022	40,480,000	40,983,610
Total					108,821,448

Semiconductors 0.80%
Microchip Technology, Inc.	0.972%		2/15/2024	157,991,000	154,050,575
Microchip Technology, Inc.	2.67%		9/1/2023	126,267,000	127,452,688
Microchip Technology, Inc.	4.25%		9/1/2025	54,763,000	56,215,340
Microchip Technology, Inc.	4.333%		6/1/2023	64,279,000	66,139,813
Qorvo, Inc.†	1.75%		12/15/2024	30,312,000	29,404,307
SK Hynix, Inc. (South Korea)†(d)	1.00%		1/19/2024	33,256,000	32,421,397
SK Hynix, Inc. (South Korea)†(d)	1.50%		1/19/2026	20,657,000	19,721,892
Total					485,406,012

Shipbuilding 0.05%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	26,743,000	27,745,037

Software 0.02%
Boxer Parent Co., Inc.†	9.125%		3/1/2026	13,476,000	13,994,826

Telecommunications 0.24%
Altice France SA (France)†(d)	8.125%		2/1/2027	126,139,000	132,918,971
Sprint Corp.	7.875%		9/15/2023	15,050,000	16,197,487
Total					149,116,458

284	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Toys/Games/Hobbies 0.15%
Hasbro, Inc.	3.00%		11/19/2024	$25,290,000	$25,742,499
Mattel, Inc.	3.15%		3/15/2023	12,637,000	12,651,406
Mattel, Inc.†	3.375%		4/1/2026	20,534,000	20,419,625
Mattel, Inc.†	5.875%		12/15/2027	28,608,000	30,359,954
Total					89,173,484

Transportation 0.08%
Indian Railway Finance Corp. Ltd. (India)(d)	3.73%		3/29/2024	16,470,000	16,845,348
Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%		5/2/2023	20,485,000	20,908,425
XPO Logistics, Inc.†	6.25%		5/1/2025	12,083,000	12,547,833
Total					50,301,606

Trucking & Leasing 0.02%
Fortress Transportation and Infrastructure Investors LLC†	6.50%		10/1/2025	12,849,000	13,024,132
Total Corporate Bonds (cost $25,371,397,481)					25,049,715,821

FLOATING RATE LOANS(f) 9.26%

Advertising 0.11%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%)		9/27/2024	66,507,910	66,241,878
Aerospace/Defense 0.09%
TransDigm, Inc. 2020 Term Loan F	2.459% (1 Mo. LIBOR + 2.25%)		12/9/2025	55,848,753	55,008,509

Airlines 0.22%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(d)	5.50% (3 Mo. LIBOR + 4.75%)		4/20/2028	49,387,623	50,406,243
American Airlines, Inc. 2017 Incremental Term Loan	2.84% (6 Mo. LIBOR + 2.00%)		12/15/2023	63,177,479	62,295,521
American Airlines, Inc. 2018 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)		6/27/2025	22,493,895	21,622,257
Total					134,324,021

Auto Parts & Equipment 0.23%
Tenneco, Inc. 1st Lien Term Loan A	–	(g)	9/29/2023	10,000,000	9,946,900
Tenneco, Inc. 2018 Term Loan B	3.209% (1 Mo. LIBOR + 3.00%)		10/1/2025	129,454,218	128,904,037
Total					138,850,937

See Notes to Schedule of Investments.	285

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobile Manufacturers 0.15%
Ford Motor Company Unsecured Term Loan	1.92% (1 Mo. LIBOR + 1.75%)		12/31/2022	$90,993,742	$90,311,289

Building Materials 0.04%
Forterra Finance, LLC 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%)		10/25/2023	22,108,819	22,079,635

Chemicals 0.31%
Axalta Coating Systems US Holdings Inc.
USD Term Loan B3	1.974% (3 Mo. LIBOR + 1.75%)		6/1/2024	89,013,865	88,151,321
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	1.561% - 1.94% (3 Mo. LIBOR + 1.25%) (3 Mo. LIBOR + 1.63%)		1/17/2023	36,436,659	36,391,113
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.561% (3 Mo. LIBOR + 1.25%)		1/17/2025	64,281,919	64,201,567
Total					188,744,001

Commercial Services 0.58%
APi Group DE, Inc. 2021 Incremental Term Loan B	2.959% (1 Mo. LIBOR + 2.75%)		1/3/2029	18,890,648	18,809,702
Global Payments Inc. 2019 Term Loan	1.584% (1 Mo. LIBOR + 1.38%)		7/9/2024	109,813,088	109,538,555
Syniverse Holdings, Inc. 2018 1st Lien Term Loan	6.00% (3 Mo. LIBOR + 5.00%)		3/9/2023	142,165,425	139,914,946
Syniverse Holdings, Inc. 2018 2nd Lien Term Loan	–	(g)	3/11/2024	17,723,151	17,196,951
Trans Union, LLC 2019 Term Loan B5	1.959% (1 Mo. LIBOR + 1.75%)		11/16/2026	67,958,062	67,018,202
Total					352,478,356

Computers 0.12%
McAfee, LLC 2018 USD Term Loan B	6.00% (Prime Rate + 2.75%)		9/30/2024	66,550,301	66,485,081
Science Applications International Corporation 2020 Incremental Term Loan B	2.084% (1 Mo. LIBOR + 1.88%)		3/12/2027	5,984,000	5,956,324
Total					72,441,405

286	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Containers & Packaging 0.06%
Flex Acquisition Company, Inc. 2021 Term Loan	–	(g)	3/2/2028	$38,037,671	$37,958,362

Diversified Financial Services 0.22%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	2.50% (1 Mo. LIBOR + 1.75%)		1/15/2025	57,924,745	57,523,037
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(d)	1.974% (3 Mo. LIBOR + 1.75%)		10/6/2023	76,188,315	76,093,080
Total					133,616,117

Entertainment 0.62%
Discovery Communications, LLC Term Loan A1	–	(g)	12/2/2022	25,000,000	24,687,500	(h)
Discovery Communications, LLC Term Loan A2	–	(g)	6/4/2024	105,470,248	102,833,492	(h)
Penn National Gaming, Inc. 2017 Term Loan A	2.00% (1 Mo. LIBOR + 1.25%)		10/19/2023	53,727,203	53,374,484
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	–	(g)	10/15/2025	32,889,031	32,662,919
Scientific Games International, Inc. 2018 Term Loan B5	2.959% (1 Mo. LIBOR + 2.75%)		8/14/2024	163,381,753	162,504,393
Total					376,062,788

Environmental Control 0.10%
Clean Harbors Inc. 2017 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)		6/28/2024	17,745,577	17,738,124	(h)
Filtration Group Corporation 2018 1st Lien Term Loan	3.187% (1 Mo. LIBOR + 3.00%)		3/29/2025	41,216,995	40,809,153
Total					58,547,277

Food 0.18%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(d)	2.804% (6 Mo. LIBOR + 2.00%)		5/1/2026	110,971,039	110,402,312

Government 0.21%
Seminole Tribe of Florida 2018 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)		7/8/2024	126,585,049	126,268,587

Health Care Services 0.43%
DaVita, Inc. 2019 Delayed Draw Term Loan A	1.709% (1 Mo. LIBOR + 1.50%)		8/12/2024	14,973,559	14,973,559
DaVita, Inc. 2020 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)		8/12/2026	165,038,989	163,585,821
Humana Inc. Term Loan	1.429% (1 Mo. SOFR + 1.13%)		10/30/2023	85,343,243	84,009,755	(h)
Total					262,569,135

See Notes to Schedule of Investments.	287

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance 0.18%
Asurion LLC 2018 Term Loan B6	3.334% (1 Mo. LIBOR + 3.13%)		11/3/2023	$111,844,855	$111,262,144

Internet 0.45%
Comcast Hulu Holdings, LLC Term Loan A	1.084% (1 Mo. LIBOR + .88%)		3/15/2024	276,174,195	274,793,324

Leisure Time 0.34%
Carnival Corporation USD Term Loan B (Panama)(d)	3.75% (1 Mo. LIBOR + 3.00%)		6/30/2025	129,971,110	128,606,414
Life Time Fitness Inc. 2021 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%)		12/16/2024	36,675,042	37,002,550
Royal Caribbean Cruises Ltd. 2019 Term Loan A (Liberia)(d)	–	(g)	4/5/2022	39,408,308	39,211,266
Total					204,820,230

Lodging 0.69%
Boyd Gaming Corporation Term Loan B3	2.37% (3 Mo. LIBOR + 2.25%)		9/15/2023	96,600,080	96,521,834
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.959% (1 Mo. LIBOR + 2.75%)		12/23/2024	101,172,560	100,287,300
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(d)	2.209% (1 Mo. LIBOR + 2.00%)		11/30/2023	83,878,199	83,421,063
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.937% (1 Mo. LIBOR + 1.75%)		6/22/2026	97,593,629	96,292,705
Resorts World Las Vegas LLC Term Loan A	1.71% (1 Mo. LIBOR + 1.50%)		4/16/2024	25,375,000	24,994,375
Wynn Resorts, Limited 2019 Term Loan A	–	(g)	9/20/2024	19,208,378	19,184,368
Total					420,701,645

Machinery: Diversified 0.15%
Welbilt, Inc. 2018 Term Loan B	2.709% (1 Mo. LIBOR + 2.50%)		10/23/2025	88,083,026	87,972,923

Media 1.01%
Charter Communications Operating, LLC 2017 Term Loan A2	1.71% (1 Mo. LIBOR + 1.50%)		3/31/2023	83,277,503	83,069,309
Charter Communications Operating, LLC 2019 Term Loan B1	1.96% (1 Mo. LIBOR + 1.75%)		4/30/2025	255,871,377	255,212,508

288	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media (continued)
Nexstar Broadcasting, Inc. 2018 Term Loan A4	1.606% (1 Mo. LIBOR + 1.50%)	10/26/2023	$11,370,059	$11,346,353
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.459% (1 Mo. LIBOR + 2.25%)	1/17/2024	14,210,113	14,172,385
Nexstar Broadcasting, Inc. Term Loan A5	1.606% (1 Mo. LIBOR + 1.50%)	9/19/2024	28,701,859	28,670,573
Nielsen Finance LLC USD Term Loan B4	2.125% (1 Mo. LIBOR + 2.00%)	10/4/2023	140,101,406	139,980,919
Univision Communications Inc. 2021 First Lien Term Loan B	4.00% (1 Mo. LIBOR + 3.25%)	3/15/2026	8,428,957	8,380,364
Univision Communications Inc. Term Loan C5	3.75% (1 Mo. LIBOR + 2.75%)	3/15/2024	76,720,859	76,440,061
Total				617,272,472

Non-Cyclical 0.06%
Humana Inc. Delayed Draw Term Loan	1.459% (1 Mo. LIBOR + 1.25%)	5/28/2024	39,204,132	38,836,593	(h)

Pharmaceuticals 0.16%
Change Healthcare Holdings LLC 2017 Term Loan B	3.50% (1 Mo. LIBOR + 2.50%)	3/1/2024	99,025,169	98,625,602

Pipelines 0.28%
Buckeye Partners, L.P. 2021 Term Loan B	2.356% (1 Mo. LIBOR + 2.25%)	11/1/2026	89,098,855	88,294,737
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	1.959% (3 Mo. LIBOR + 1.75%)	6/30/2024	81,895,100	81,946,284
Total				170,241,021

Real Estate 0.10%
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	2.959% (1 Mo. LIBOR + 2.75%)	8/21/2025	62,130,829	61,684,419

Real Estate Investment Trusts 0.81%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	1.313% (1 Mo. LIBOR + 1.25%)	12/8/2023	71,504,483	71,102,628	(h)

See Notes to Schedule of Investments.	289

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Real Estate Investment Trusts (contined)
American Tower Corporation 2021 Term Loan	1.313% (1 Mo. LIBOR + 1.00%)		12/7/2022	$144,584,933	$143,772,366	(h)
Crown Castle International Corporation 2016 Term Loan A	1.285% (1 Mo. LIBOR + 1.08%)		6/21/2024	16,454,005	16,428,337
GLP Capital L.P. 2020 Term Loan A2	1.662% (1 Mo. LIBOR + 1.50%)		5/21/2023	11,191,028	11,135,072	(h)
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.137% (1 Mo. LIBOR + 1.00%)		1/31/2025	251,281,186	251,281,186
Total					493,719,589

Retail 0.30%
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.124% (1 Mo. LIBOR + 2.00%)		2/3/2024	42,918,312	42,862,518
Panera Bread Company Term Loan A	2.50% (1 Mo. LIBOR + 2.25%)		7/18/2022	142,993,235	141,503,961
Total					184,366,479

Semiconductors 0.01%
CMC Materials, Inc. 2019 Term Loan B1	–	(g)	11/17/2025	5,896,635	5,885,579

Software 0.40%
Applied Systems, Inc. 2017 1st Lien Term Loan	3.50% - 5.25% (Prime Rate + 2.00%) (3 Mo. LIBOR + 3.00%)		9/19/2024	80,097,166	79,731,923
Tibco Software Inc. 2020 Term Loan B3	–	(g)	6/30/2026	32,875,749	32,711,535
Vmware, Inc. 3 Year Term Loan	0.86% (1 Mo. LIBOR + .75%)		11/1/2024	131,095,730	131,177,665
Total					243,621,123

Telecommunications 0.35%
AT&T Inc. 2021 Delayed Draw Term Loan	1.162% (1 Mo. LIBOR + 1.00%)		3/23/2022	84,465,000	84,465,000
CenturyLink, Inc. 2020 Term Loan A	2.209% (1 Mo. LIBOR + 2.00%)		1/31/2025	129,711,667	129,103,319
Total					213,568,319

Transportation 0.30%
XPO Logistics, Inc. 2018 Term Loan B	1.858% (1 Mo. LIBOR + 1.75%)		2/24/2025	183,684,984	181,343,919
Total Floating Rate Loans (cost $5,662,860,249)					5,634,619,990

290	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(d) 0.37%

Indonesia 0.02%
Perusahaan Penerbit SBSN†	3.75%		3/1/2023	$13,995,000	$14,267,552

Kenya 0.15%
Republic of Kenya†	6.875%		6/24/2024	88,579,000	91,806,199

Morocco 0.10%
Morocco Government International Bond†	4.25%		12/11/2022	56,058,000	57,016,592

Romania 0.06%
Republic of Romania†	3.00%		2/27/2027	23,706,000	23,165,100
Republic of Romania†	4.875%		1/22/2024	14,588,000	15,162,067
Total					38,327,167

South Korea 0.04%
Korea National Oil Corp.†	2.875%		3/27/2022	25,000,000	25,045,640
Total Foreign Government Obligations (cost $227,006,911)					226,463,150

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.17%	#(i)	11/25/2026	548,257,154	4,451,081
Federal Home Loan Mortgage Corp. K722 X1 IO	1.309%	#(i)	3/25/2023	166,622,889	1,476,512
Government National Mortgage Assoc. 2013-171 IO	0.559%	#(i)	6/16/2054	1,970,189	128,118
Government National Mortgage Assoc. 2013-193 IO	0.319%	#(i)	1/16/2055	3,323,272	258,357
Government National Mortgage Assoc. 2014-112 A	3.00%	#(i)	1/16/2048	8,380,782	8,359,270
Government National Mortgage Assoc. 2014-15 IO	0.642%	#(i)	8/16/2054	288,013	79,402
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	2,767,905	2,784,068
Government National Mortgage Assoc. 2014-64 IO	0.798%	#(i)	12/16/2054	1,691,430	113,212
Government National Mortgage Assoc. 2014-78 IO	Zero Coupon	#(i)	3/16/2056	10,047,288	71,609
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	2,539,462	2,554,114
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $22,373,603)					20,275,743

See Notes to Schedule of Investments.	291

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES

PASS-THROUGHS 0.25%
Federal Home Loan Mortgage Corp.	1.89% (12 Mo. LIBOR + 1.64%)	#	11/1/2043	$621,389	$642,742
Federal Home Loan Mortgage Corp.	2.004% (12 Mo. LIBOR + 1.71%)	#	4/1/2037	3,923,162	4,115,569
Federal Home Loan Mortgage Corp.	2.015% (12 Mo. LIBOR + 1.76%)	#	5/1/2037	2,043,301	2,148,696
Federal Home Loan Mortgage Corp.	2.018% (12 Mo. LIBOR + 1.66%)	#	2/1/2038	2,277,374	2,388,065
Federal Home Loan Mortgage Corp.	2.044% (12 Mo. LIBOR + 1.79%)	#	12/1/2036	5,912,510	6,201,764
Federal Home Loan Mortgage Corp.	2.053% (12 Mo. LIBOR + 1.80%)	#	10/1/2038	2,558,266	2,689,271
Federal Home Loan Mortgage Corp.	2.057% (12 Mo. LIBOR + 1.79%)	#	5/1/2036	2,159,539	2,261,957
Federal Home Loan Mortgage Corp.	2.065% (12 Mo. LIBOR + 1.80%)	#	6/1/2041	1,723,311	1,811,352
Federal Home Loan Mortgage Corp.	2.129% (12 Mo. LIBOR + 1.88%)	#	9/1/2035	1,801,009	1,889,677
Federal Home Loan Mortgage Corp.	2.139% (12 Mo. LIBOR + 1.88%)	#	12/1/2040	2,675,424	2,801,402
Federal Home Loan Mortgage Corp.	2.145% (12 Mo. LIBOR + 1.90%)	#	12/1/2040	466,521	488,062
Federal Home Loan Mortgage Corp.	2.154% (12 Mo. LIBOR + 1.84%)	#	6/1/2042	4,150,292	4,348,227
Federal Home Loan Mortgage Corp.	2.20% (12 Mo. LIBOR + 1.92%)	#	9/1/2036	6,109,523	6,423,736
Federal Home Loan Mortgage Corp.	2.206% (12 Mo. LIBOR + 1.96%)	#	2/1/2037	2,844,997	3,002,193
Federal Home Loan Mortgage Corp.	2.59% (1 Yr. Treasury CMT + 2.50%)	#	12/1/2035	2,885,929	3,050,136
Federal National Mortgage Assoc.	1.716% (12 Mo. LIBOR + 1.47%)	#	12/1/2035	5,868,126	6,097,645
Federal National Mortgage Assoc.	1.769% (12 Mo. LIBOR + 1.51%)	#	2/1/2036	2,667,365	2,776,722
Federal National Mortgage Assoc.	1.789% (12 Mo. LIBOR + 1.52%)	#	10/1/2035	4,144,867	4,320,084
Federal National Mortgage Assoc.	1.802% (12 Mo. LIBOR + 1.51%)	#	3/1/2039	2,630,101	2,741,004
Federal National Mortgage Assoc.	1.811% (12 Mo. LIBOR + 1.58%)	#	11/1/2036	925,138	968,516

292	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	1.834% (12 Mo. LIBOR + 1.56%)	#	6/1/2038	$820,540	$849,708
Federal National Mortgage Assoc.	1.854% (12 Mo. LIBOR + 1.59%)	#	8/1/2034	5,778,115	6,026,810
Federal National Mortgage Assoc.	1.875% (12 Mo. LIBOR + 1.58%)	#	3/1/2038	3,023,376	3,162,648
Federal National Mortgage Assoc.	1.882% (12 Mo. LIBOR + 1.62%)	#	8/1/2037	3,569,528	3,722,565
Federal National Mortgage Assoc.	1.908% (12 Mo. LIBOR + 1.64%)	#	9/1/2038	2,426,785	2,538,070
Federal National Mortgage Assoc.	1.908% (12 Mo. LIBOR + 1.61%)	#	4/1/2038	2,861,586	2,993,294
Federal National Mortgage Assoc.	1.926% (12 Mo. LIBOR + 1.62%)	#	1/1/2038	1,335,010	1,396,029
Federal National Mortgage Assoc.	1.932% (12 Mo. LIBOR + 1.66%)	#	8/1/2038	911,079	947,654
Federal National Mortgage Assoc.	1.935% (12 Mo. LIBOR + 1.67%)	#	9/1/2036	2,103,007	2,196,281
Federal National Mortgage Assoc.	1.957% (12 Mo. LIBOR + 1.65%)	#	12/1/2036	2,220,801	2,319,841
Federal National Mortgage Assoc.	2.032% (12 Mo. LIBOR + 1.73%)	#	10/1/2036	2,475,012	2,597,735
Federal National Mortgage Assoc.	2.052% (12 Mo. LIBOR + 1.80%)	#	10/1/2040	815,052	852,836
Federal National Mortgage Assoc.	2.058% (12 Mo. LIBOR + 1.80%)	#	11/1/2040	5,785,338	6,051,251
Federal National Mortgage Assoc.	2.062% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	1,412,375	1,476,465
Federal National Mortgage Assoc.	2.062% (12 Mo. LIBOR + 1.79%)	#	1/1/2041	5,630,161	5,881,536
Federal National Mortgage Assoc.	2.065% (12 Mo. LIBOR + 1.82%)	#	1/1/2042	5,343,861	5,582,283
Federal National Mortgage Assoc.	2.068% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	2,816,484	2,937,268
Federal National Mortgage Assoc.	2.073% (12 Mo. LIBOR + 1.80%)	#	12/1/2040	3,368,543	3,519,740
Federal National Mortgage Assoc.	2.083% (12 Mo. LIBOR + 1.76%)	#	11/1/2038	3,290,644	3,448,701
Federal National Mortgage Assoc.	2.084% (12 Mo. LIBOR + 1.80%)	#	1/1/2041	1,876,825	1,958,141	(a)
Federal National Mortgage Assoc.	2.107% (12 Mo. LIBOR + 1.78%)	#	10/1/2036	2,144,790	2,254,977	(a)

See Notes to Schedule of Investments.	293

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.111% (12 Mo. LIBOR + 1.82%)	#	8/1/2041	$2,120,584	$2,218,701
Federal National Mortgage Assoc.	2.12% (12 Mo. LIBOR + 1.81%)	#	4/1/2040	1,189,047	1,243,551
Federal National Mortgage Assoc.	2.122% (12 Mo. LIBOR + 1.84%)	#	7/1/2040	625,367	652,236
Federal National Mortgage Assoc.	2.186% (12 Mo. LIBOR + 1.88%)	#	12/1/2038	1,853,852	1,957,468
Federal National Mortgage Assoc.	2.219% (1 Yr. Treasury CMT + 2.17%)	#	3/1/2038	637,766	665,042
Federal National Mortgage Assoc.	2.318% (1 Yr. Treasury CMT + 2.21%)	#	1/1/2038	1,145,950	1,208,282
Federal National Mortgage Assoc.	2.717% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	4,861,978	5,045,363
Federal National Mortgage Assoc.	2.739% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	3,938,460	4,087,549
Federal National Mortgage Assoc.	2.777% (12 Mo. LIBOR + 1.60%)	#	10/1/2045	3,860,229	4,007,881
Federal National Mortgage Assoc.	2.922% (12 Mo. LIBOR + 1.74%)	#	5/1/2042	5,734,259	5,991,267
Federal National Mortgage Assoc.	2.923% (12 Mo. LIBOR + 1.72%)#		6/1/2042	2,511,786	2,622,923
Total Government Sponsored Enterprises Pass-Throughs (cost $153,174,358)					153,580,916

MUNICIPAL BONDS 0.06%

Miscellaneous
State of Illinois (cost $37,827,057)	4.95%		6/1/2023	37,366,764	38,373,137

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 19.49%
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.242%	#(i)	8/10/2035	214,200,000	1,829,439
AD Mortgage Trust 2017-330M A†	3.294%	#(i)	8/15/2034	3,060,000	3,054,101
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(i)	12/25/2059	9,874,816	9,866,440
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(i)	5/25/2065	14,987,601	14,835,765
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(i)	1/20/2065	60,166,340	58,684,678
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(i)	9/25/2066	94,294,975	91,744,909
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(i)	10/25/2066	68,585,613	66,844,670
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.121% (1 Mo. LIBOR + .93%)	#	12/15/2036	19,170,000	18,949,465
Atrium Hotel Portfolio Trust 2017-ATRM B†	1.691% (1 Mo. LIBOR + 1.50%)	#	12/15/2036	30,936,000	30,439,462

294	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.621% (1 Mo. LIBOR + 1.43%)	#	6/15/2035	$28,355,000	$27,903,580
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.841% (1 Mo. LIBOR + 1.65%)	#	6/15/2035	9,012,000	8,825,683
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	1.791% (1 Mo. LIBOR + 1.60%)	#	3/15/2034	10,221,000	10,125,434
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	1.763%	#(i)	7/15/2049	51,445,500	3,035,948
BBCMS Mortgage Trust 2018-TALL A†	0.913% (1 Mo. LIBOR + .72%)	#	3/15/2037	35,484,000	34,810,666
BBCMS Mortgage Trust 2018-TALL E†	2.628% (1 Mo. LIBOR + 2.44%)	#	3/15/2037	36,419,000	34,516,173
BBCMS Mortgage Trust 2019-BWAY A†	1.147% (1 Mo. LIBOR + .96%)	#	11/15/2034	57,710,000	57,247,627
BBCMS Mortgage Trust 2019-BWAY B†	1.501% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	26,023,000	25,697,070
BBCMS Mortgage Trust 2019-BWAY C†	1.801% (1 Mo. LIBOR + 1.61%)	#	11/15/2034	10,000,000	9,806,761
BBCMS Mortgage Trust 2020-C7 A2	2.021%		4/15/2053	13,250,000	13,053,578
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174,000	19,164,637
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	17,699,714	17,472,843
BBCMS Trust 2018-BXH A†	1.191% (1 Mo. LIBOR + 1.00%)	#	10/15/2037	12,518,765	12,377,449
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	39,264,000	39,636,922
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	29,764,159	29,740,380
BB-UBS Trust 2012-TFT B†	3.559%	#(i)	6/5/2030	7,850,000	7,490,172
BB-UBS Trust 2012-TFT C†	3.559%	#(i)	6/5/2030	14,354,000	12,836,733
BDS Ltd. 2021-FL8 A†	1.057% (1 Mo. LIBOR + .92%)	#	1/18/2036	58,568,800	57,626,794
Benchmark Mortgage Trust 2018-B3 A3	3.746%		4/10/2051	5,000,000	5,134,046
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	28,550,000	27,571,720
BFLD 2019-DPLO E†	2.431% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	24,480,000	23,973,232
BHMS 2018-ATLS D†	2.441% (1 Mo. LIBOR + 2.25%)	#	7/15/2035	39,450,000	38,748,745
BHP Trust 2019-BXHP A†	1.166% (1 Mo. LIBOR + .98%)	#	8/15/2036	75,429,108	74,567,647
BHP Trust 2019-BXHP B†	1.514% (1 Mo. LIBOR + 1.32%)	#	8/15/2036	8,168,300	8,057,287

See Notes to Schedule of Investments.	295

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BWAY Mortgage Trust 2013-1515 A1†	2.809%		3/10/2033	$5,094,975	$5,140,354
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(i)	3/10/2033	103,040,000	1,192,626
BX 2021-MFM1 A†	0.891% (1 Mo. LIBOR + .70%)	#	1/15/2034	11,340,000	11,073,430
BX Commercial Mortgage Trust 2018-BIOA A†	0.862% (1 Mo. LIBOR + .67%)	#	3/15/2037	27,263,953	27,045,558
BX Commercial Mortgage Trust 2019-IMC A†	1.191% (1 Mo. LIBOR + 1.00%)	#	4/15/2034	3,690,000	3,651,432
BX Commercial Mortgage Trust 2019-XL A†	1.111% (1 Mo. LIBOR + .92%)	#	10/15/2036	147,182,851	146,639,084
BX Commercial Mortgage Trust 2019-XL B†	1.271% (1 Mo. LIBOR + 1.08%)	#	10/15/2036	22,101,700	21,926,460
BX Commercial Mortgage Trust 2019-XL D†	1.641% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	3,672,000	3,639,405
BX Commercial Mortgage Trust 2019-XL F†	2.191% (1 Mo. LIBOR + 2.00%)	#	10/15/2036	24,271,750	23,916,259
BX Commercial Mortgage Trust 2021-ACNT A†	1.042% (1 Mo. LIBOR + .85%)	#	11/15/2038	81,970,000	81,197,408
BX Commercial Mortgage Trust 2021-ACNT D†	2.042% (1 Mo. LIBOR + 1.85%)	#	11/15/2038	51,690,000	50,865,715
BX Commercial Mortgage Trust 2021-XL2 A†	0.88% (1 Mo. LIBOR + .69%)	#	10/15/2038	125,340,000	122,836,760
BX Trust 2018-BILT A†	0.991% (1 Mo. LIBOR + .80%)	#	5/15/2030	21,628,000	21,411,794
BX Trust 2019-OC11 XA IO†	0.742%	#(i)	12/9/2041	561,200,000	28,038,394
BX Trust 2019-RP B†	1.686% (1 Mo. LIBOR + 1.50%)	#	6/15/2034	17,480,000	16,734,141
BX Trust 2021-ARIA E†	2.436% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	209,735,000	205,081,463
BX Trust 2021-ARIA F†	2.785% (1 Mo. LIBOR + 2.59%)	#	10/15/2036	69,150,000	67,467,456
BX Trust 2021-RISE A†	0.939% (1 Mo. LIBOR + .75%)	#	11/15/2036	165,000,000	163,173,071
BX Trust 2021-RISE B†	1.441% (1 Mo. LIBOR + 1.25%)	#	11/15/2036	59,250,000	58,513,238
BX Trust 2022-LBA6 A†	1.099% (1 Mo. SOFR + 1.00%)	#	1/15/2039	76,080,000	75,175,310
BXHPP Trust 2021-FILM A†	0.841% (1 Mo. LIBOR + .65%)	#	8/15/2036	149,970,000	146,040,696
BXHPP Trust 2021-FILM B†	1.091% (1 Mo. LIBOR + .90%)	#	8/15/2036	38,250,000	37,070,294

296	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BXMT Ltd. 2021-FL4 A†	1.241% (1 Mo. LIBOR + 1.05%)	#	5/15/2038	$57,000,000	$56,759,531
BXP Trust 2017-CQHP A†	1.041% (1 Mo. LIBOR + .85%)	#	11/15/2034	41,359,000	40,724,437
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(i)	5/15/2052	5,498,000	5,484,433
CF Trust 2019-BOSS A1	4.75% (1 Mo. LIBOR + 3.25%)		12/15/2024	63,488,000	58,741,923
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.626%	#(i)	5/10/2058	62,450,875	3,364,541
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.099%	#(i)	11/10/2049	148,026,725	6,229,794
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.689%	#(i)	12/10/2054	141,537,750	4,097,928
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	9,907,000	10,023,899
CHT Mortgage Trust 2017-CSMO A†	1.121% (1 Mo. LIBOR + .93%)	#	11/15/2036	24,230,000	24,162,219
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.174%	#(i)	9/10/2045	207,653,733	104,263
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.35%	#(i)	4/10/2046	332,190,046	3,677,211
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	4,345,704	4,438,704
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.145%	#(i)	5/10/2047	164,078,100	3,459,062
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.211%	#(i)	7/10/2047	120,131,000	612,103
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	5,129,581	5,180,148
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.33%	#(i)	2/10/2048	105,722,965	3,402,334
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.343%	#(i)	6/10/2048	228,134,658	2,372,486
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.723%	#(i)	11/10/2048	152,967,848	3,501,205
Citigroup Commercial Mortgage Trust 2016-GC36 A5	3.616%		2/10/2049	16,900,000	17,439,516
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.217%	#(i)	2/10/2049	93,405,099	3,613,245
Citigroup Commercial Mortgage Trust 2016-GC37 A4	3.314%		4/10/2049	46,275,000	47,288,765

See Notes to Schedule of Investments.	297

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.686%	#(i)	4/10/2049	$55,897,102	$3,083,552
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	5,605,000	5,677,830
COLT Mortgage Loan Trust 2021-2 A1†	0.924%	#(i)	8/25/2066	11,704,712	11,327,524
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.657%	#(i)	7/10/2046	481,271	481,170
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	5.792%	#(i)	7/10/2046	12,445,924	12,482,870
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449,000	7,426,345
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.685%	#(i)	10/15/2045	202,140,275	1,066,128
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,027,888	22,186,828
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	1.368%	#(i)	12/10/2044	7,459,668	869
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	3,628,444	3,621,510
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	16,016,729	16,234,387
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	4,850,000	4,871,609
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.168%	#(i)	3/10/2046	125,241,881	1,129,832
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.322%	#(i)	6/10/2046	343,190,829	1,007,505
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	12,983,777	12,981,385
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	5,307,695	5,295,001
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256%	#(i)	3/10/2031	265,903,000	653,590
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751,000	7,998,066
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	12,342,220	12,529,128
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	10,150,000	10,461,088
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.952%	#(i)	8/10/2047	71,779,150	1,370,673

298	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-CR21 A3	3.528%		12/10/2047	$4,568,209	$4,665,162
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	0.852%	#(i)	12/10/2047	101,382,911	1,982,827
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.701%	#(i)	10/10/2047	92,002,086	1,396,895
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A3	3.546%		6/10/2047	5,797,822	5,855,581
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13,342,000	13,726,155
Commercial Mortgage Pass-Through Certificates 2014-UBS5 A4	3.838%		9/10/2047	25,610,000	26,448,825
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	0.853%	#(i)	9/10/2047	190,518,677	3,329,885
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	16,942,045	17,351,624
Commercial Mortgage Pass-Through Certificates 2015-DC1 A5	3.35%		2/10/2048	33,734,000	34,509,703
Commercial Mortgage Pass-Through Certificates 2015-LC21 A4	3.708%		7/10/2048	17,723,000	18,273,136
Commercial Mortgage Pass-Through Certificates 2015-PC1 A5	3.902%		7/10/2050	45,504,000	47,170,834
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.464%	#(i)	7/10/2050	143,503,728	1,512,127
Commercial Mortgage Pass-Through Certificates 2016-CD1 XA IO	1.371%	#(i)	8/10/2049	100,762,982	4,781,768
Commercial Mortgage Pass-Through Certificates 2016-DC2 ASB	3.55%		2/10/2049	4,080,975	4,181,694
Connecticut Avenue Securities Trust 2021-R03 1M2†	1.699% (1 Mo. SOFR + 1.65%)	#	12/25/2041	44,430,000	43,222,886
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.171% (1 Mo. LIBOR + .98%)	#	5/15/2036	55,734,000	55,326,651
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	16,923,855	16,904,329
Credit Suisse Mortgage Capital Certificates Trust 2014-USA A1†	3.304%		9/15/2037	8,931,112	8,959,590
Credit Suisse Mortgage Capital Certificates Trust 2014-USA X1 IO†	0.54%	#(i)	9/15/2037	113,021,624	1,843,677
Credit Suisse Mortgage Capital Certificates Trust 2017-MOON A†	3.197%		7/10/2034	22,524,000	22,506,771

See Notes to Schedule of Investments.	299

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2017-MOON B†	3.197%	#(i)	7/10/2034	$8,000,000	$7,993,910
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.141% (1 Mo. LIBOR + .95%)	#	12/15/2030	18,561,000	18,424,729
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(i)	2/25/2050	28,704,577	28,475,064
Credit Suisse Mortgage Capital Certificates Trust 2020-NQM1 A1†	1.208%		5/25/2065	20,948,836	20,742,504
Credit Suisse Mortgage Capital Certificates Trust 2021-4SZN A†	4.067% (1 Mo. SOFR + 3.97%)	#	11/15/2023	135,000,000	134,587,170
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	1.592% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	40,940,000	40,455,909
Credit Suisse Mortgage Capital Certificates Trust 2021-AFC1 A1†	0.83%	#(i)	3/25/2056	25,401,613	24,872,775
Credit Suisse Mortgage Capital Certificates Trust 2021-BPNY A†	3.906% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	64,750,000	64,548,517
Credit Suisse Mortgage Capital Certificates Trust 2021-GATE B†	2.149% (1 Mo. LIBOR + 1.96%)	#	12/15/2036	23,751,000	22,979,541
Credit Suisse Mortgage Capital Certificates Trust 2021-GATE C†	2.899% (1 Mo. LIBOR + 2.71%)	#	12/15/2036	11,386,000	11,023,273
Credit Suisse Mortgage Capital Certificates Trust 2021-GATE D†	3.749% (1 Mo. LIBOR + 3.56%)	#	12/15/2036	11,443,000	11,086,333
Credit Suisse Mortgage Capital Certificates Trust 2021-INV1 A11†	0.85% (1 Mo. SOFR + .80%)	#	7/25/2056	14,357,089	14,194,094
Credit Suisse Mortgage Capital Certificates Trust 2021-INV1 A15†	2.50%	#(i)	7/25/2056	16,806,752	16,025,584
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(i)	5/25/2065	20,823,596	20,505,549
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(i)	4/25/2066	34,569,925	33,531,838
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM5 A1†	0.938%	#(i)	5/25/2066	15,170,310	14,672,679
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM6 A1†	1.174%	#(i)	7/25/2066	45,004,294	44,057,480

300	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(i)	10/25/2066	$52,076,215	$50,635,386
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A3	2.064%	#(i)	10/25/2066	21,010,369	20,434,479
Credit Suisse Mortgage Capital Certificates Trust 2021-SRDC A†	4.336% (1 Mo. LIBOR + 4.14%)	#	11/15/2023	25,000,000	24,924,675
Credit Suisse Mortgage Capital Certificates Trust 2022-NQM1 A1†	2.265%	#(i)	11/25/2066	69,767,019	68,812,809
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	83,500,000	83,398,585	(a)
CS Master Trust 2021-BLUF A†	4.527% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	47,600,000	47,674,066
CS Master Trust 2021-BLUF A†	4.15% (1 Mo. LIBOR + 3.90%)	#	8/15/2023	62,700,000	62,722,911
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.866%	#(i)	1/15/2049	133,284,130	8,467,981
CSAIL Commercial Mortgage Trust 2016-C7 A5	3.502%		11/15/2049	26,777,993	27,567,676
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.943%	#(i)	11/15/2049	208,350,799	7,123,118
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	15,505,434	15,962,965
DBGS Mortgage Trust 2018-5BP A†	0.986% (1 Mo. LIBOR + .80%)	#	6/15/2033	16,500,000	16,308,986
DBGS Mortgage Trust 2018-BIOD A†	0.928% (1 Mo. LIBOR + .80%)	#	5/15/2035	24,555,545	24,399,001
DBGS Mortgage Trust 2021-W52 A†	1.587% (1 Mo. LIBOR + 1.39%)	#	10/15/2036	86,290,000	87,041,258
DBJPM Mortgage Trust 2016-C3 XA IO	1.442%	#(i)	8/10/2049	187,442,625	9,880,944
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268%	#(i)	5/10/2044	9,200,000	7,110,082	(a)
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	10,658,947	10,517,376
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(i)	6/10/2034	21,062,505	209,572
DBWF Mortgage Trust 2018-AMXP A†	3.747%	#(i)	5/5/2035	268,200,000	267,868,746
DBWF Mortgage Trust 2018-AMXP B†	3.996%	#(i)	5/5/2035	53,868,000	53,269,106
DBWF Mortgage Trust 2018-AMXP C†	3.83%	#(i)	5/5/2035	49,438,000	49,026,429
DBWF Mortgage Trust 2018-AMXP D†	3.791%	#(i)	5/5/2035	6,780,000	6,657,224
DBWF Mortgage Trust 2018-GLKS A†	1.192% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	24,067,215	23,863,982
DCP Rights, LLC	3.034%		1/15/2024	186,000,000	186,165,670	(a)
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(i)	8/25/2066	91,355,316	88,828,674

See Notes to Schedule of Investments.	301

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Eleven Madison Mortgage Trust 2015-11MD A†	3.555%	#(i)	9/10/2035	$22,689,000	$23,275,694
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(i)	10/25/2065	14,834,157	14,749,918
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(i)	2/25/2066	6,661,157	6,499,599
Ellington Financial Mortgage Trust 2021-3 A1†	1.241%	#(i)	9/25/2066	27,432,046	26,309,938
ELP Commercial Mortgage Trust 2021-ELP D†	1.711% (1 Mo. LIBOR + 1.52%)	#	11/15/2038	46,730,000	45,750,726
EQUS Mortgage Trust 2021-EQAZ B†	1.291% (1 Mo. LIBOR + 1.10%)	#	10/15/2038	26,031,000	25,490,630
EQUS Mortgage Trust 2021-EQAZ C†	1.541% (1 Mo. LIBOR + 1.35%)	#	10/15/2038	4,450,000	4,356,150
EQUS Mortgage Trust 2021-EQAZ D†	1.841% (1 Mo. LIBOR + 1.65%)	#	10/15/2038	36,402,000	35,619,572
Fannie Mae Connecticut Avenue Securities 2021-R02 2M1†	0.949% (1 Mo. SOFR + .90%)	#	11/25/2041	33,368,968	33,048,249
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	2.049% (1 Mo. SOFR + 2.00%)	#	11/25/2041	18,765,000	17,976,472
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	53,308,590	53,482,259
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	16,564,190	16,538,802
Fontainebleau Miami Beach Trust 2019-FBLU XA IO†	0.642%	#(i)	12/10/2036	367,400,000	6,501,143
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	1.549% (1 Mo. SOFR + 1.50%)	#	10/25/2041	27,070,000	26,158,683
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	0.899% (1 Mo. SOFR + .85%)	#	9/25/2041	75,450,000	74,727,204
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	0.999% (1 Mo. SOFR + .95%)	#	12/25/2041	181,950,000	179,590,636
Freddie Mac STACR REMIC Trust 2022-DNA1 M1A†	1.05% (1 Mo. SOFR + 1.00%)	#	1/25/2042	51,600,000	51,167,040
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1†	0.899% (1 Mo. SOFR + .85%)	#	11/25/2041	10,000,000	9,886,583
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M2†	1.849% (1 Mo. SOFR + 1.80%)	#	11/25/2041	46,980,000	45,393,593
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	6,074,873	6,089,836

302	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust 2019-WOLF B†	1.525% (1 Mo. LIBOR + 1.33%)	#	12/15/2036	$38,043,000	$37,519,833
Great Wolf Trust 2019-WOLF C†	1.824% (1 Mo. LIBOR + 1.63%)	#	12/15/2036	66,195,939	65,135,136
Great Wolf Trust 2019-WOLF D†	2.124% (1 Mo. LIBOR + 1.93%)	#	12/15/2036	11,248,000	10,959,295
Great Wolf Trust 2019-WOLF E†	2.923% (1 Mo. LIBOR + 2.73%)	#	12/15/2036	13,667,000	13,154,526
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	9,225,000	9,222,957
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122,000	43,253,919
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.458%	#(i)	12/10/2030	14,494,000	14,204,156
GS Mortgage Securities Corp. II 2021-ARDN A†	1.441% (1 Mo. LIBOR + 1.25%)	#	11/15/2036	119,190,000	116,993,269
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,390,714	42,251,800
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,044,000	30,843,592
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	12,601,000	12,668,304
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.141% (1 Mo. LIBOR + .95%)	#	7/15/2035	47,601,011	47,031,964
GS Mortgage Securities Corp. Trust 2019-70P A†	1.191% (1 Mo. LIBOR + 1.00%)	#	10/15/2036	80,163,670	79,284,836
GS Mortgage Securities Corp. Trust 2019-70P B†	1.511% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	31,297,668	30,712,114
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.691% (1 Mo. LIBOR + 1.50%)	#	6/15/2038	18,625,000	18,434,368
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.341% (1 Mo. LIBOR + 1.15%)	#	8/15/2032	22,000,000	21,854,609
GS Mortgage Securities Corp. Trust 2021-RNT2 A†	3.35% (1 Mo. LIBOR + 3.10%)	#	11/21/2023	83,880,910	83,859,101

See Notes to Schedule of Investments.	303

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2021-ROSS A†	1.342% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	$47,760,000	$47,248,591
GS Mortgage Securities Corp. Trust 2021-ROSS G†	4.842% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	15,000,000	14,719,943
GS Mortgage Securities Corp. Trust 2021-ROSS H†	6.092% (1 Mo. LIBOR + 5.90%)	#	5/15/2026	19,706,000	19,401,142
GS Mortgage Securities Trust 2011-GC5 B†	5.158%	#(i)	8/10/2044	39,534,760	39,406,173
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331,000	11,339,164
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.915%	#(i)	11/10/2045	81,456,837	384,289
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.362%	#(i)	11/10/2045	89,302,632	127,997
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	2,257,091	2,259,018
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(i)	6/10/2046	5,809,261	5,867,578
GS Mortgage Securities Trust 2013-GC12 XA IO	1.39%	#(i)	6/10/2046	403,860,290	4,558,290
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	10,000,000	10,248,807
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	13,252,225	13,641,899
GS Mortgage Securities Trust 2014-GC26 XA IO	0.956%	#(i)	11/10/2047	79,701,378	1,756,379
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	36,577,000	37,732,782
GS Mortgage Securities Trust 2015-GS1 XA IO	0.76%	#(i)	11/10/2048	91,045,010	2,255,749
GS Mortgage Securities Trust 2016-GS2 A4	3.05%		5/10/2049	28,917,000	29,297,128
GS Mortgage Securities Trust 2016-GS2 XA IO	1.738%	#(i)	5/10/2049	164,109,844	9,747,370
GS Mortgage Securities Trust 2020-GC45 A2	2.898%		2/13/2053	15,000,000	15,121,551
Hawaii Hotel Trust 2019-MAUI B†	1.641% (1 Mo. LIBOR + 1.45%)	#	5/15/2038	35,079,000	34,760,784
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687,000	33,652,821
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685,000	21,418,088
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116,000	15,926,250
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309,000	21,087,231
HONO Mortgage Trust 2021-LULU A†	1.341% (1 Mo. LIBOR + 1.15%)	#	10/15/2036	54,660,000	53,961,057
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	54,825,000	54,303,592
Hudsons Bay Simon JV Trust 2015-HB10 XA10†	1.293%	#(i)	8/5/2034	150,785,000	6,265,117
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851,000	62,709,051
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000,000	4,491,316
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(i)	8/5/2034	5,000,000	3,737,968
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%	#(i)	8/5/2034	171,661,000	590,514
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380,000	1,401,817
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	9,685,165	9,715,109

304	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(i)	5/15/2048	$40,462,264	$40,955,426
Irvine Core Office Trust 2013-IRV XA IO†	1.105%	#(i)	5/15/2048	19,735,739	127,771
JPMBB Commercial Mortgage Securities Trust 2015-C30 XA IO	0.495%	#(i)	7/15/2048	120,747,931	1,749,517
JPMDB Commercial Mortgage Securities Trust 2020-COR7 A2	2.215%		5/13/2053	14,750,000	14,579,135
JPMorgan Chase Commercial Mortgage Securities Corp Series 2019-MARG A†	1.291% (1 Mo. LIBOR + 1.10%)	#	5/15/2034	23,269,000	23,151,792
JPMorgan Chase Commercial Mortgage Securities Corp Series 2019-MARG B†	1.591% (1 Mo. LIBOR + 1.40%)	#	5/15/2034	11,000,000	11,008,580
JPMorgan Chase Commercial Mortgage Securities Corp Series 2019-MARG C†	1.901% (1 Mo. LIBOR + 1.71%)	#	5/15/2034	7,900,000	7,873,377
JPMorgan Chase Commercial Mortgage Securities Trust	1.941%		9/15/2029	51,155,287	51,014,528
JPMorgan Chase Commercial Mortgage Securities Trust	2.841%		9/15/2029	15,299,000	15,256,620
JPMorgan Chase Commercial Mortgage Securities Trust	3.541%		9/15/2029	11,384,000	11,338,966
JPMorgan Chase Commercial Mortgage Securities Trust	4.541%		9/15/2029	14,048,000	13,975,189
JPMorgan Chase Commercial Mortgage Securities Trust	5.541%		9/15/2029	8,338,000	8,274,207
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(i)	5/15/2045	9,466,000	9,481,342
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	69,252,813	57,410,582
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.933%	#(i)	12/15/2047	238,883,868	1,363,955
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.438%	#(i)	7/15/2045	127,611,707	503,058
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.227%	#(i)	4/15/2046	89,832,743	928,188
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.863%	#(i)	11/15/2047	91,163,848	1,580,198
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.822%	#(i)	11/15/2047	154,684,484	2,932,060
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	0.956%	#(i)	1/15/2048	144,917,265	3,071,579
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798,100	92,545,927

See Notes to Schedule of Investments.	305

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	$20,772,000	$6,106,968
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#(i)	6/10/2027	14,352,000	2,411,136
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(i)	6/10/2027	25,795,381	1,760,535
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(i)	6/10/2027	102,274,000	4,091
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(i)	6/10/2027	45,476,000	455
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.614%	#(i)	5/15/2048	53,596,560	837,237
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.591%	#(i)	12/15/2049	142,182,112	3,093,542
JPMorgan Chase Commercial Mortgage Securities Trust 2016-NINE A†	2.854%	#(i)	9/6/2038	10,000,000	10,018,128
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000,000	10,094,667
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.01%	#(i)	9/15/2050	279,370,430	11,379,428
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	25,713,000	25,743,789
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137,000	21,097,772
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(i)	6/5/2032	15,721,000	15,648,605
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681,000	28,020,867
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.791% (1 Mo. LIBOR + 1.60%)	#	6/15/2032	8,634,908	8,609,414
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.27% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	13,730,000	13,710,168
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.60% (1 Mo. LIBOR + 1.60%)	#	11/15/2035	10,053,000	9,535,823
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.641% (1 Mo. LIBOR + 1.45%)	#	4/15/2031	25,048,000	24,861,703
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.341% (1 Mo. LIBOR + 2.15%)	#	4/15/2031	14,359,000	14,228,294

306	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.741% (1 Mo. LIBOR + 2.55%)	#	4/15/2031	$10,408,000	$10,319,028
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.311% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	31,272,513	31,197,594
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	102,017,000	104,210,508
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	2.011% (1 Mo. LIBOR + 1.90%)	#	7/5/2033	9,118,000	9,095,927
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569,000	32,214,469
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.116%	#(i)	7/5/2033	155,900,000	1,993,961
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	32,965,000	33,330,977
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	13,737,000	13,449,485
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	12,800,000	12,480,512
JPMorgan Chase Commercial Mortgage Securities Trust 2019-UES A†	3.81%		5/5/2032	6,460,000	6,592,624
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	136,320,000	135,796,886
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	29,970,000	29,503,712
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE C†	3.694%	#(i)	1/10/2037	10,000,000	9,315,250
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 A†	1.491% (1 Mo. LIBOR + 1.30%)	#	3/15/2036	35,000,000	34,700,901
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT A†	1.492% (1 Mo. LIBOR + 1.30%)	#	8/15/2033	50,480,000	50,543,100
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT B†	2.642% (1 Mo. LIBOR + 2.45%)	#	8/15/2033	41,740,000	41,792,175
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT C†	4.142% (1 Mo. LIBOR + 3.95%)	#	8/15/2033	37,430,000	37,500,181

See Notes to Schedule of Investments.	307

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.95% (1 Mo. LIBOR + 1.95%)	#	11/15/2035	$8,746,000	$8,146,068
Key Commercial Mortgage Securities Trust 2019-S2 A1†	2.656%		6/15/2052	13,875,476	13,868,726
Key Commercial Mortgage Securities Trust 2019-S2 X IO†	1.535%	#(i)	6/15/2052	128,576,767	9,421,463
KIND Trust 2021-KIND A†	1.141% (1 Mo. LIBOR + .95%)	#	8/15/2038	82,500,000	81,661,858
KIND Trust 2021-KIND E†	3.441% (1 Mo. LIBOR + 3.25%)	#	8/15/2038	64,200,000	62,599,128
KKR Industrial Portfolio Trust 2021-KDIP A†	0.741% (1 Mo. LIBOR + .55%)	#	12/15/2037	32,806,896	32,121,533
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	6,298,675	6,400,626
Life 2021-BMR Mortgage Trust 2021-BMR A†	0.891% (1 Mo. LIBOR + .70%)	#	3/15/2038	56,029,299	54,971,213
LoanCore Issuer Ltd. 2019-CRE3 A†	1.241% (1 Mo. LIBOR + 1.05%)	#	4/15/2034	28,251,483	28,197,104
LoanCore Issuer Ltd. 2019-CRE3 AS†	1.561% (1 Mo. LIBOR + 1.37%)	#	4/15/2034	21,868,200	21,711,022
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.766%	#(i)	3/10/2049	83,749,319	2,804,874
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	1,983,723	1,983,330
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650,000	73,984,944
LUXE Trust 2021-TRIP A†	1.241% (1 Mo. LIBOR + 1.05%)	#	10/15/2038	25,000,000	24,681,685
LUXE Trust 2021-TRIP B†	1.591% (1 Mo. LIBOR + 1.40%)	#	10/15/2038	18,750,000	18,524,483
LUXE Trust 2021-TRIP D†	2.441% (1 Mo. LIBOR + 2.25%)	#	10/15/2038	27,000,000	26,504,250
MHC Commercial Mortgage Trust 2021-MHC A†	0.992% (1 Mo. LIBOR + .80%)	#	4/15/2038	29,500,000	29,114,013
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	1,948,038	1,943,586
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	15,315,000	15,179,683
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280,000	5,300,955
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	9,470,000	9,532,794

308	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.008%	#(i)	5/15/2046	$185,660,153	$1,342,509
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.30%	#(i)	5/15/2046	107,177,251	469,436
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA IO	0.956%	#(i)	12/15/2047	103,604,555	2,172,691
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 A4	3.443%		8/15/2047	9,207,616	9,265,301
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	18,050,000	18,422,633
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.522%	#(i)	5/15/2049	112,531,870	5,667,161
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.288%	#(i)	11/15/2049	239,807,638	11,153,957
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	2,771,722	2,770,532
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	11,276,000	11,258,739
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267,000	1,262,919
Morgan Stanley Capital I Trust 2015-420 A†	3.727%		10/12/2050	23,338,250	23,680,146
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	7,052,713	7,195,105
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.496%	#(i)	8/15/2049	77,547,377	3,832,585
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.916%	#(i)	8/15/2049	121,222,774	4,602,695
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A1†	0.626% (1 Mo. LIBOR + .50%)	#	9/10/2022	135,400,000	135,367,355
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A2†	0.626% (1 Mo. LIBOR + .50%)	#	9/10/2022	6,770,000	6,768,368
MRA Issuance Trust 2021-4 A†	1.306% (1 Mo. LIBOR + 1.20%)	#	4/7/2022	399,126,210	401,596,801	(a)
MRA Issuance Trust 2021-4 A2†	1.306% (1 Mo. LIBOR + 1.20%)	#	4/7/2022	350,000,000	351,011,850	(a)
MRA Issuance Trust 2021-8 A2X†	1.256% (1 Mo. LIBOR + 1.15%)	#	5/15/2022	53,500,000	53,501,081
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	12,095,534	12,060,246
MTK Mortgage Trust 2021-GRNY A†	1.941% (1 Mo. LIBOR + 1.75%)	#	12/15/2038	68,552,500	68,321,478
MTK Mortgage Trust 2021-GRNY B†	2.841% (1 Mo. LIBOR + 2.65%)	#	12/15/2038	22,648,900	22,574,838
MTK Mortgage Trust 2021-GRNY C†	3.591% (1 Mo. LIBOR + 3.40%)	#	12/15/2038	9,458,500	9,434,239
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(i)	11/15/2032	47,581,000	47,753,172

See Notes to Schedule of Investments.	309

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(i)	11/15/2032	$17,029,000	$17,054,990
New Orleans Hotel Trust 2019-HNLA A†	1.18% (1 Mo. LIBOR + .99%)	#	4/15/2032	41,812,000	41,219,967
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%#(i)		1/26/2060	8,701,890	8,695,055
NYO Commercial Mortgage Trust 2021-1290 A†	1.287% (1 Mo. LIBOR + 1.10%)	#	11/15/2038	78,460,000	77,135,117
ONE Mortgage Trust 2021-PARK A†	0.891% (1 Mo. LIBOR + .70%)	#	3/15/2036	3,800,000	3,685,118
One New York Plaza Trust 2020-1NYP A†	1.141% (1 Mo. LIBOR + .95%)	#	1/15/2036	90,000,000	88,978,509
One New York Plaza Trust 2020-1NYP AJ†	1.441% (1 Mo. LIBOR + 1.25%)	#	1/15/2036	59,595,000	58,934,467
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735,000	6,145,991
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040,000	24,391,039
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	34,071,926	16,326,136
PFP Ltd. 2019-5 A†	1.096% (1 Mo. LIBOR + .97%)	#	4/14/2036	2,740,052	2,736,627
PFP Ltd. 2019-6 A†	1.176% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	10,494,187	10,451,900
PFP Ltd. 2019-6 AS†	1.576% (1 Mo. LIBOR + 1.45%)	#	4/14/2037	35,400,000	35,146,525
PFP Ltd. 2019-6 B†	1.826% (1 Mo. LIBOR + 1.70%)	#	4/14/2037	36,005,000	36,014,263
PFP Ltd. 2021-7 A†	1.041% (1 Mo. LIBOR + .85%)	#	4/14/2038	8,911,296	8,855,600
Prima Capital CRE Securitization Ltd. 2019-7A A†	2.25%		12/25/2050	36,170,572	35,695,146	(a)
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896,000	58,207,550
Ready Capital Mortgage Financing LLC 2021-FL6 A†	1.058% (1 Mo. LIBOR + .95%)	#	7/25/2036	81,320,000	80,571,304
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	3,270,524	3,280,843
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	10,213,674	10,252,796
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	25,730,441	25,504,836
ReadyCap Commercial Mortgage Trust 2022 FL8 A(j)	1.698% (1 Mo. SOFR + 1.65%)	#	1/25/2037	84,630,000	84,735,788
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(i)	1/26/2060	7,276,132	7,225,490

310	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SFO Commercial Mortgage Trust 2021-555 A†	1.341% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	$65,000,000	$64,519,650
Shops at Crystals Trust 2016-CSTL XA IO†	0.606%	#(i)	7/5/2036	112,000,000	2,638,720
SLIDE 2018-FUN A†	1.341% (1 Mo. LIBOR + 1.15%)	#	6/15/2031	43,412,391	43,001,818
SLIDE 2018-FUN B†	1.691% (1 Mo. LIBOR + 1.50%)	#	6/15/2031	8,306,688	8,224,062
SLIDE 2018-FUN C†	1.991% (1 Mo. LIBOR + 1.80%)	#	6/15/2031	6,560,632	6,443,296
SMRT 2022-MINI A†	1.10% (1 Mo. SOFR + 1.00%)	#	1/15/2024	241,640,000	238,007,136
SREIT Trust 2021-MFP A†	0.922% (1 Mo. LIBOR + .73%)	#	11/15/2038	63,000,000	61,819,386
SREIT Trust 2021-MFP D†	1.769% (1 Mo. LIBOR + 1.58%)	#	11/15/2038	39,500,000	38,748,082
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(i)	2/25/2050	8,433,850	8,403,683
Starwood Mortgage Residential Trust 2021-2 A1†	0.943%	#(i)	5/25/2065	12,325,638	12,176,857
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	3,682,688	3,735,182
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	2,219,946	2,251,299
UBS Commercial Mortgage Trust 2017-C6 XA IO	0.98%	#(i)	12/15/2050	357,820,683	16,244,594
UBS-BAMLL Trust 2012-WRM D†	4.238%	#(i)	6/10/2030	6,900,000	5,296,212
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	22,252,594	22,259,964
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.809%	#(i)	5/10/2063	8,100,293	7,888,068
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.249%	#(i)	5/10/2063	66,061,930	92,711
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991,000	35,031,450
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	15,487,225	15,556,744
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	23,328,516	23,493,663
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805,246	23,968,869
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(i)	3/10/2046	12,000,000	11,901,444
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.885%	#(i)	3/10/2046	278,526,815	1,165,858

See Notes to Schedule of Investments.	311

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.085%	#(i)	4/10/2046	$381,700,814	$2,482,239
VASA Trust 2021-VASA B†	1.441% (1 Mo. LIBOR + 1.25%)	#	7/15/2039	20,502,000	20,144,783
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	8,376,119	8,378,388
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	19,957,162	19,755,395
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	19,077,982	18,822,892
Verus Securitization Trust 2021-1 A1†	0.815%	#(i)	1/25/2066	33,123,752	32,468,150
Verus Securitization Trust 2021-3 A1†	1.046%	#(i)	6/25/2066	49,421,791	48,236,923
Verus Securitization Trust 2021-5 A1†	1.013%	#(i)	9/25/2066	54,308,859	52,142,175
Verus Securitization Trust 2021-R2 A1†	0.918%	#(i)	2/25/2064	11,861,870	11,742,474
Verus Securitization Trust 2021-R3 A1†	1.02%	#(i)	4/25/2064	41,497,440	41,083,798
VMC Finance LLC 2019-FL3 A†	1.22% (1 Mo. LIBOR + 1.10%)	#	9/15/2036	56,608,781	56,445,722
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	13,900,000	13,997,664
Waikiki Beach Hotel Trust 2019-WBM A†	1.241% (1 Mo. LIBOR + 1.05%)	#	12/15/2033	49,800,000	49,365,007
Waikiki Beach Hotel Trust 2019-WBM B†	1.421% (1 Mo. LIBOR + 1.23%)	#	12/15/2033	31,700,000	31,272,957
Waikiki Beach Hotel Trust 2019-WBM C†	1.671% (1 Mo. LIBOR + 1.48%)	#	12/15/2033	22,200,000	21,823,939
Waikiki Beach Hotel Trust 2019-WBM D†	2.221% (1 Mo. LIBOR + 2.03%)	#	12/15/2033	14,900,000	14,599,108
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.809%	#(i)	1/25/2036	1,640,789	1,670,843
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	13,277,000	13,637,980
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.604%	#(i)	6/15/2048	129,547,375	2,211,102
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.661%	#(i)	9/15/2048	148,274,915	2,842,934
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.72%	#(i)	8/15/2049	187,331,727	11,522,718
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	18,500,000	19,079,198
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.094%	#(i)	6/15/2049	134,568,863	8,063,393
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	1.316% (1 Mo. LIBOR + 1.13%)	#	12/15/2034	16,322,000	16,088,910

312	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	$20,000,000	$20,311,256
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	22,988,000	23,483,056
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	7,263,264	7,404,170
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	25,913,363	25,922,230
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788,000	23,755,322
West Town Mall Trust 2017-KNOX C†	4.346%	#(i)	7/5/2030	17,640,000	17,539,269
West Town Mall Trust 2017-KNOX D†	4.346%	#(i)	7/5/2030	21,720,000	21,537,852
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(i)	8/10/2031	7,750,000	7,828,800
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.48%	#(i)	12/15/2045	47,113,522	328,084
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	3,722,938	3,723,075
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.668%	#(i)	6/15/2045	17,378,000	17,006,457
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.179%	#(i)	6/15/2045	174,868,050	17,382
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.693%	#(i)	8/15/2045	31,858,505	35,787
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	15,995,963	16,035,945
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(i)	11/15/2045	9,180,000	9,159,440
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000,000	5,043,668
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,191,000	26,502,783
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.173%	#(i)	5/15/2045	219,783,812	2,079,463
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	2,412,335	2,451,801
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050,000	18,386,411
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	25,388,286	26,203,316
WF-RBS Commercial Mortgage Trust 2014-C20 A5	.995%		5/15/2047	9,160,000	9,422,562
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	14,526,331	14,709,447
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.64%	#(i)	8/15/2047	77,368,500	1,145,928
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.79%	#(i)	9/15/2057	79,220,927	1,263,851
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.45%	#(i)	9/15/2057	37,769,102	380,006
Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,220,950,625)					11,864,325,824

U.S. TREASURY OBLIGATIONS 5.20%
U.S. Treasury Note	0.75%		12/31/2023	1,014,842,000	1,002,295,224
U.S. Treasury Note	0.875%		1/31/2024	1,489,610,000	1,473,608,327
U.S. Treasury Note	1.50%		2/15/2025	639,242,000	636,744,961
U.S. Treasury Note	1.50%		1/31/2027	50,877,000	50,284,760
Total U.S. Treasury Obligations (cost $3,172,920,537)					3,162,933,272

See Notes to Schedule of Investments.	313

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Investments	Exercise Price		Expiration Date	Shares	Fair Value
WARRANTS 0.00%

Miscellaneous Financials
Sable Permian Resources†*(e) (cost $112,170)	$ –	(k)	2/1/2024	18,695	$500,091
Total Long-Term Investments (cost $61,169,638,810)					60,347,493,546

	Interest Rate		Maturity Date	Principal Amount

SHORT-TERM INVESTMENTS 1.10%

COMMERCIAL PAPER 0.15%

Chemicals 0.03%
FMC Corp.	0.507%		3/3/2022	$19,231,000	19,230,466

Computers 0.03%
Leidos, Inc.	0.58%		3/4/2022	20,204,000	20,203,074

Leisure Time 0.02%
Brunswick Corp.	0.507%		3/3/2022	10,000,000	9,999,722

Miscellaneous Manufacturing 0.07%
Parker-Hannifin Corp.	Zero Coupon		3/9/2022	41,376,000	41,369,104
Total Commercial Paper (cost $90,802,366)					90,802,366

REPURCHASE AGREEMENTS 0.95%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $50,000,000 of U.S. Treasury Note at 0.75% due 08/31/2026; $7,022,200 of U.S. Treasury Note at 1.875% due 02/28/2029; $31,195,500 of U.S. Treasury Note at 0.75% due 05/31/2026; $217,841,700 of U.S. Treasury Inflation Indexed Note at 0.125% due 10/15/2025; $36,294,300 of U.S. Treasury Note at 0.25% due 07/31/2025; $224,868,900 of U.S. Treasury Note at 2.00% due 08/15/2025; value: $593,363,895; proceeds: $581,729,302 (cost $581,729,302)				581,729,302	581,729,302
Total Short-Term Investments (cost $672,531,668)					672,531,668
Total Investments in Securities 100.23% (cost $61,842,170,478)					61,020,025,214
Other Assets and Liabilities – Net(l) (0.23)%					(141,469,914)
Net Assets 100.00%					$60,878,555,300

314	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2022, the total value of Rule 144A securities was $32,398,071,120, which represents 53.22% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2022.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2022.
(g)	Interest rate to be determined.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Securities purchased on a when-issued basis.
(k)	Cashless strike price.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at February 28, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX. NA.HY.37(4)(5)	Bank of America	5.00%	12/20/2026	$225,000,000	$17,891,223	$12,683,369	$(5,207,854)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $5,207,854.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

See Notes to Schedule of Investments.	315

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

Credit Default Swaps on Indexes - Sell Protection at February 28, 2022(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	35,000,000	$(85,081)	$209,821	$124,740
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	200,000,000	626,976	85,826	712,802
Markit CMBX.NA.AA.8	Morgan Stanley	1.500%	10/17/2057	25,000,000	(68,503)	157,603	89,100
Markit CMBX.NA.AA.9	Morgan Stanley	1.500%	9/17/2058	49,500,000	237,480	180,558	418,038
					$710,872	$633,808	$1,344,680

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX.NA.A.6	Morgan Stanley	2.000%	5/11/2063	32,258,880	$40,138	$(2,651,091)	$(2,610,953)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%	11/17/2059	25,000,000	(70,834)	(287,144)	(357,978)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%	11/17/2059	25,000,000	(119,766)	(238,212)	(357,978)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%	11/17/2059	25,000,000	(123,284)	(234,694)	(357,978)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	4,703,648	(54,932)	(18,468)	(73,400)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	4,703,648	(72,332)	(1,068)	(73,400)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	9,407,296	(150,695)	3,896	(146,799)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	9,407,297	(176,881)	30,082	(146,799)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	9,407,297	(106,875)	(39,924)	(146,799)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	9,407,297	(109,864)	(36,935)	(146,799)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	37,629,187	(369,225)	(217,972)	(587,197)
Markit CMBX.NA.AA.6	Goldman Sachs	1.500%	5/11/2063	26,340,431	(814,478)	403,440	(411,038)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	28,221,890	(242,320)	(198,078)	(440,398)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	20,000,000	(318,123)	24,657	(293,466)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	25,000,000	(450,127)	83,294	(366,833)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	35,000,000	(546,442)	32,877	(513,565)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	16,000,000	(1,379,131)	(516,913)	(1,896,044)
Markit CMBX. NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	20,000,000	(766,160)	(1,093,622)	(1,859,782)
Markit CMBX. NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	25,000,000	(1,996,225)	(328,502)	(2,324,727)
					$(7,827,556)	$(5,284,377)	$(13,111,933)
Total Credit Default Swaps on Indexes - Sell Protection					$(7,116,684)	$(4,650,569)	$(11,767,253)

316	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,212,054. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $5,862,623.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at February 28, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	4/20/2022	35,600,000	$28,484,558	$28,090,916	$393,642

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2022	92,192	Long	$19,784,886,646	$19,842,167,204	$57,280,558

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2022	7,857	Short	$(922,507,200)	$(929,335,782)	$(6,828,582)

See Notes to Schedule of Investments.	317

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2022

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$4,686,088,830	$58,324,450	$4,744,413,280
Other	–	8,035,479,833	91,431,254	8,126,911,087
Remaining Industries	–	1,259,941,775	–	1,259,941,775
Convertible Bonds	–	65,439,460	–	65,439,460
Corporate Bonds
REITS	–	779,704,103	23,902,393	803,606,496
Remaining Industries	–	24,246,109,325	–	24,246,109,325
Floating Rate Loans
Entertainment	–	248,541,796	127,520,992	376,062,788
Environmental Control	–	40,809,153	17,738,124	58,547,277
Health Care Services	–	178,559,380	84,009,755	262,569,135
Non-Cyclical	–	–	38,836,593	38,836,593
Real Estate Investment Trusts	–	267,709,523	226,010,066	493,719,589
Remaining Industries	–	4,404,884,608	–	4,404,884,608
Foreign Government Obligations	–	226,463,150	–	226,463,150
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	20,275,743	–	20,275,743
Government Sponsored Enterprises Pass-Throughs	–	149,367,798	4,213,118	153,580,916
Municipal Bonds	–	38,373,137	–	38,373,137
Non-Agency Commercial Mortgage-Backed Securities	–	10,799,347,690	1,064,978,134	11,864,325,824
U.S. Treasury Obligations	–	3,162,933,272	–	3,162,933,272
Warrants	–	500,091	–	500,091
Short-Term Investments
Commercial Paper	–	90,802,366	–	90,802,366
Repurchase Agreements	–	581,729,302	–	581,729,302
Total	$–	$59,283,060,335	$1,736,964,879	$61,020,025,214
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(5,207,854)	–	(5,207,854)
Credit Default Swap Contracts
Assets	–	1,344,680	–	1,344,680
Liabilities	–	(13,111,933)	–	(13,111,933)
Forward Foreign Currency Exchange Contracts
Assets	–	393,642	–	393,642
Liabilities	–	–	–	–
Futures Contracts
Assets	57,280,558	–	–	57,280,558
Liabilities	(6,828,582)	–	–	(6,828,582)
Total	$50,451,976	$(16,581,465)	$–	$33,870,511

318	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND February 28, 2022

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Corporate Bonds	Floating Rate Loans	Government Sponsored Enterprises Pass-Throughs	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2021	$334,256,942	$–	$231,080,330	$7,787,714	$1,270,813,937
Accrued Discounts (Premiums)	1,917	(100,888)	5,974	(2,572)	202
Realized Gain (Loss)	–	–	(8,902)	(10,081)	166
Change in Unrealized Appreciation (Depreciation)	(1,570,045)	(392,350)	(3,678,978)	(30,131)	(3,372,702)
Purchases	–	–	346,172,291	–	186,000,000
Sales	–	–	(12,723,150)	(201,339)	(100,062,002)
Transfers into Level 3	–	24,395,631	17,778,154	–	–
Transfers out of Level 3	(182,933,110)	–	(84,510,189)	(3,330,473)	(288,401,467)
Balance as of February 28, 2022	$149,755,704	$23,902,393	$494,115,530	$4,213,118	$1,064,978,134
Change in unrealized appreciation/ depreciation for the period ended February 28, 2022, related to Level 3 investments held at February 28, 2022	$(1,570,045)	$(392,350)	$(3,814,693)	$(30,131)	$(2,753,002)

See Notes to Schedule of Investments.	319

Schedule of Investments (unaudited)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 106.49%

ASSET-BACKED SECURITIES 15.32%

Auto Floor Plan 0.05%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%	11/15/2030	$1,636,000	$1,777,411

Automobiles 3.99%
ACC Trust 2019-1 B†	4.47%	10/20/2022	69,938	70,049
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	1,248,052	1,255,429
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	760,000	767,278
Avis Budget Rental Car Funding AESOP LLC 2021-2A D†	4.08%	2/20/2028	7,500,000	7,192,765
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	10,745,001	10,737,153
Carvana Auto Receivables Trust 2019-3A E†	4.60%	7/15/2026	4,236,000	4,313,236
Carvana Auto Receivables Trust 2021-P1†	2.16%	12/10/2027	429,722	429,720
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	9,077,000	9,321,736
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	1,198,392	1,208,909
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	1,585,000	1,636,131
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	812,000	811,069
CPS Auto Receivables Trust 2020-C C†	1.71%	8/17/2026	5,096,000	5,104,558
Exeter Automobile Receivables Trust 2020-3A E†	3.44%	8/17/2026	10,847,000	11,003,313
Flagship Credit Auto Trust 2018-4 E†	5.51%	3/16/2026	9,800,000	10,159,645
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	283,614	283,805
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	5,168,626	5,142,874
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	11,116,491	11,107,163
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	13,150,000	12,633,371
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	7,055,584	7,052,525
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%	7/17/2023	14,256,425	14,245,484
Tricolor Auto Securitization Trust 2021-1A E†	3.23%	9/15/2026	4,270,000	4,187,323
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	3,087,340	3,088,252
Westlake Automobile Receivables Trust 2020-3A E†	3.34%	6/15/2026	8,700,000	8,646,298
Westlake Automobile Receivables Trust 2021-1A E†	2.33%	8/17/2026	11,045,000	10,742,718
World Omni Auto Receivables Trust 2021-A A2	0.17%	2/15/2024	11,465,299	11,454,646
Total				152,595,450

Credit Card 1.32%
Genesis Sales Finance Master Trust 2020-AA A†	1.65%	9/22/2025	15,000,000	14,974,618
Genesis Sales Finance Master Trust 2020-AA D†	4.71%	9/22/2025	2,300,000	2,300,425
Genesis Sales Finance Master Trust 2021-AA B†	1.45%	12/21/2026	8,410,000	8,188,939
Genesis Sales Finance Master Trust 2021-AA D†	2.09%	12/21/2026	4,000,000	3,895,578
Perimeter Master Note Business Trust 2019-2A A†	4.23%	5/15/2024	15,000,000	15,267,705
Perimeter Master Note Business Trust 2021-1A B†	4.17%	5/15/2024	5,875,000	5,793,520
Total				50,420,785

320	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.697%		8/25/2035		$75,007	$73,365

Other 9.51%
AMMC CLO Ltd. 2020-23A CR†	2.241% (3 Mo. LIBOR + 2.00%)	#	10/17/2031		6,470,000	6,429,248
AMMC CLO Ltd. 2021-24A B†	1.985% (3 Mo. LIBOR + 1.75%)	#	1/20/2035		8,000,000	8,000,472
AMMC CLO XIII Ltd. 2013-13A A2LR†	1.959% (3 Mo. LIBOR + 1.70%)	#	7/24/2029		810,000	810,609
Apidos CLO XXXV 2021-35A A†	1.304% (3 Mo. LIBOR + 1.05%)	#	4/20/2034		4,660,000	4,620,295
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 D†	2.691% (1 Mo. LIBOR + 2.50%)	#	5/15/2036		7,800,000	7,728,981
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 E†	3.141% (1 Mo. LIBOR + 2.95%)	#	5/15/2036		1,930,000	1,905,171
Barings CLO Ltd. 2018-3A D†	3.154% (3 Mo. LIBOR + 2.90%)	#	7/20/2029		4,518,000	4,316,444
Barings CLO Ltd. 2019-3A BR†	1.854% (3 Mo. LIBOR + 1.60%)	#	4/20/2031		6,590,000	6,593,865
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	2.554% (3 Mo. LIBOR + 2.30%)	#	1/20/2032		4,830,000	4,836,660
Carlyle US CLO Ltd. 2017-3A A1AR†	1.154% (3 Mo. LIBOR + .90%)	#	7/20/2029		7,540,000	7,516,119
CARLYLE US CLO Ltd. 2019-1A BR†	2.454% (3 Mo. LIBOR + 2.20%)	#	4/20/2031		4,590,000	4,596,348
CBAM Ltd. 2017-1A D†	4.004% (3 Mo. LIBOR + 3.75%)	#	7/20/2030		5,910,000	5,917,418
CIFC Funding I Ltd. 2021-1A A1†	1.368% (3 Mo. LIBOR + 1.11%)	#	4/25/2033		16,720,000	16,728,327
CIFC Funding V Ltd. 2014-5A A1R2†	1.441% (3 Mo. LIBOR + 1.20%)	#	10/17/2031		3,830,000	3,820,976
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2 C†	4.41%		10/15/2026		7,928,000	7,985,985
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		836,319	837,126
Dryden Senior Loan Fund 2017-47A BR†	1.711% (3 Mo. LIBOR + 1.47%)	#	4/15/2028		12,670,000	12,692,148
Elmwood CLO VIII Ltd. 2021 1A B1†	1.804% (3 Mo. LIBOR + 1.55%)	#	1/20/2034		5,000,000	4,959,363
Fairstone Financial Issuance Trust I 2020-1A C†(a)	5.162%		10/20/2039	CAD	20,760,000	16,577,768

See Notes to Schedule of Investments.	321

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Fairstone Financial Issuance Trust I 2020-1A D†(a)	6.873%		10/20/2039	CAD	2,649,000	$2,178,993
Galaxy XXI CLO Ltd. 2015-21A AR†	1.274% (3 Mo. LIBOR + 1.02%)	#	4/20/2031		$1,970,000	1,971,184
Gracie Point International Funding 2020-B B†	2.631% (1 Mo. LIBOR + 2.40%)	#	5/2/2023		7,160,648	7,189,090
Greywolf CLO VII Ltd. 2018-2A A1†	1.434% (3 Mo. LIBOR + 1.18%)	#	10/20/2031		3,800,000	3,796,588
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		3,948,091	4,096,418
HGI CRE CLO Ltd. 2021-FL1 C†	1.826% (1 Mo. LIBOR + 1.70%)	#	6/16/2036		2,350,000	2,318,394
HGI CRE CLO Ltd. 2021-FL1 D†	2.476% (1 Mo. LIBOR + 2.35%)	#	6/16/2036		3,590,000	3,601,643
Invesco CLO Ltd. 2021-3A B†	1.769% (3 Mo. LIBOR + 1.65%)	#	10/22/2034		3,810,000	3,812,382
KKR CLO Ltd. 30A CR†	2.241% (3 Mo. LIBOR + 2.00%)	#	10/17/2031		3,680,000	3,653,758
KKR CLO Ltd.18 D†	3.841% (3 Mo. LIBOR + 3.60%)	#	7/18/2030		917,846	919,102
KKR CLO Ltd-29A D†	3.641% (3 Mo. LIBOR + 3.40%)	#	1/15/2032		7,000,000	6,798,830
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031		11,751,000	11,536,310
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031		8,300,000	7,950,270
Lendmark Funding Trust 2021-2A C†	3.09%		4/20/2032		5,380,000	5,116,661
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032		4,025,000	3,857,620
LoanCore Issuer Ltd. 2022-CRE7 A (Cayman Islands)(b)	1.599% (1 Mo. SOFR + 1.55%)	#	1/17/2037		8,100,000	8,100,039
Marble Point CLO XVII Ltd. 2020-1A A†	1.554% (3 Mo. LIBOR + 1.30%)	#	4/20/2033		7,154,498	7,139,430
Mariner Finance Issuance Trust 2021-BA D†	3.42%		11/20/2036		6,655,000	6,380,969
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036		4,100,000	3,928,570
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		13,258,810	13,771,434
Mountain View CLO LLC 2017-1A AR†	1.331% (3 Mo. LIBOR + 1.09%)	#	10/16/2029		6,441,920	6,440,855
Newark BSL CLO 1 Ltd. 2016-1A CR†	3.268% (3 Mo. LIBOR + 3.00%)	#	12/21/2029		4,440,000	4,392,270
Oaktree CLO Ltd. 2019-4A CR†	2.504% (3 Mo. LIBOR + 2.25%)	#	10/20/2032		6,770,000	6,683,836
Parallel Ltd. 2017-1A A1R†	1.284% (3 Mo. LIBOR + 1.03%)	#	7/20/2029		2,364,247	2,354,367

322	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	$3,252,620	$3,247,198
Race Point IX CLO Ltd. 2015-9A CR†	3.441% (3 Mo. LIBOR + 3.20%)	#	10/15/2030	6,090,000	5,791,379
Rad CLO 7 Ltd. 2020-7A A1†	1.441% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	11,510,613	11,520,844
Rockford Tower CLO Ltd. 2018-1A A†	1.58% (3 Mo. LIBOR + 1.10%)	#	5/20/2031	9,551,309	9,494,001
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	9,263,000	9,288,975
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	8,430,000	8,105,853
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	2,800,000	2,770,418
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	9,620,000	9,477,027
Signal Peak CLO 2 LLC 2015-1A DR2†	3.104% (3 Mo. LIBOR + 2.85%)	#	4/20/2029	6,000,000	5,922,091
Signal Peak CLO 8 Ltd. 2020-8A A†	1.524% (3 Mo. LIBOR + 1.27%)	#	4/20/2033	12,021,647	12,011,438
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	4,611,901	4,462,922
VERDE CLO Ltd. 2019-1A AR†	1.341% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	10,770,000	10,772,098
Voya CLO Ltd. 2019-3A CR†	2.391% (3 Mo. LIBOR + 2.15%)	#	10/17/2032	9,120,000	9,052,205
Wind River CLO Ltd. 2021-4A B†	1.866% (3 Mo. LIBOR + 1.65%)	#	1/20/2035	6,250,000	6,243,801
Total					363,022,586

Student Loan 0.45%
Massachusetts Educational Financing Authority 2008-1 A1	1.208% (3 Mo. LIBOR + .95%)	#	4/25/2038	1,825,263	1,827,371
Nelnet Student Loan Trust 2021-DA B†	2.90%		4/20/2062	6,900,000	6,716,320
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.528% (3 Mo. LIBOR + .27%)	#	4/25/2038	997,904	939,332
SLC Student Loan Trust 2008-1 A4A	1.803% (3 Mo. LIBOR + 1.60%)	#	12/15/2032	5,554,727	5,620,986
Towd Point Asset Trust 2018-SL1 A†	0.787% (1 Mo. LIBOR + .60%)	#	1/25/2046	2,122,476	2,117,602
Total					17,221,611
Total Asset-Backed Securities (cost $590,669,743)					585,111,208

See Notes to Schedule of Investments.	323

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 32.82%

Advertising 0.11%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	$4,129,000	$4,318,934

Aerospace/Defense 0.21%
Bombardier, Inc. (Canada)†(b)	6.00%		2/15/2028	4,152,000	3,970,267
TransDigm, Inc.	6.375%		6/15/2026	3,913,000	3,993,784
Total					7,964,051

Agriculture 0.09%
MHP Lux SA (Luxembourg)†(b)	6.25%		9/19/2029	7,870,000	3,541,500

Airlines 0.98%
Air Canada (Canada)†(b)	3.875%		8/15/2026	4,177,000	4,061,631
American Airlines Group, Inc.†	3.75%		3/1/2025	4,678,000	4,362,235
American Airlines, Inc.†	11.75%		7/15/2025	3,839,000	4,660,316
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(b)	4.25%		5/15/2034	7,026,748	7,417,657
Delta Air Lines, Inc.†	7.00%		5/1/2025	8,298,000	9,223,708
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	3,691,000	3,790,574
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	3,739,000	3,902,873
Total					37,418,994

Apparel 0.16%
Levi Strauss & Co.†	3.50%		3/1/2031	3,985,000	3,719,937
PVH Corp.	7.75%		11/15/2023	2,290,000	2,495,385
Total					6,215,322

Auto Manufacturers 0.93%
Ford Motor Co.	3.25%		2/12/2032	12,396,000	11,715,584
General Motors Financial Co., Inc.	3.10%		1/12/2032	8,192,000	7,824,350
General Motors Financial Co., Inc.	3.60%		6/21/2030	16,052,000	16,122,139
Total					35,662,073

Banks 7.97%
ABN AMRO Bank N.V. (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	5,400,000	5,049,502
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	9,122,000	8,633,892
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	13,448,000	12,946,146

324	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	$10,476,000	$10,829,350
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	5,597,000	5,857,038
Bank of America Corp.	4.00%		1/22/2025	4,554,000	4,732,722
Bank of America Corp.	4.45%		3/3/2026	4,792,000	5,109,725
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	7,175,594
BNP Paribas SA (France)†(b)	4.375% (5 Yr. Swap rate + 1.48%)	#	3/1/2033	9,625,000	9,920,626
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	13,692,000	14,310,164
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030	26,656,000	28,076,034
Danske Bank A/S (Denmark)†(b)	4.375%		6/12/2028	200,000	209,923
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	15,695,000	14,560,913
Goldman Sachs Group, Inc. (The)	3.102% (SOFR + 1.41%)	#	2/24/2033	5,904,000	5,816,687
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	8,363,000	8,273,645
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028	14,941,000	15,464,466
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%)	#	2/1/2028	5,679,000	5,934,539
Macquarie Bank Ltd. (Australia)†(b)	3.624%		6/3/2030	2,821,000	2,796,819
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%)	#	6/23/2032	11,002,000	10,334,818
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	9,640,000	10,395,571
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	8,325,000	7,670,572
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	6,328,000	5,750,707
Morgan Stanley	3.625%		1/20/2027	7,496,000	7,815,694
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	17,350,000	18,739,766
Santander Holdings USA, Inc.	4.40%		7/13/2027	3,856,000	4,064,863
UBS AG (Switzerland)(b)	5.125%		5/15/2024	9,363,000	9,749,196
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	20,155,000	19,716,288

See Notes to Schedule of Investments.	325

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.(c)	3.35% (SOFR + 1.50%)	#	3/2/2033	$8,054,000	$8,163,675
Wells Fargo & Co.	3.584% (3 Mo. LIBOR + 1.31%)	#	5/22/2028	10,914,000	11,280,580
Westpac Banking Corp. (Australia)(b)	2.894% (5 Yr. Treasury CMT + 1.35%)	#	2/4/2030	6,432,000	6,357,056
Westpac Banking Corp. (Australia)(b)	4.322% (USD ICE 5 Yr. Swap rate + 2.24%)	#	11/23/2031	17,998,000	18,760,149
Total					304,496,720

Building Materials 0.15%
Cemex SAB de CV (Mexico)†(b)	5.45%		11/19/2029	5,645,000	5,618,751

Chemicals 0.35%
Braskem Netherlands Finance BV (Netherlands)†(b)	4.50%		1/31/2030	5,789,000	5,731,110
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	3,972,000	4,001,214
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(b)	2.60%		9/16/2028	7,540,000	3,692,338
Total					13,424,662

Coal 0.15%
SunCoke Energy, Inc.†	4.875%		6/30/2029	5,960,000	5,726,010

Computers 0.56%
CA Magnum Holdings (Mauritius)†(b)	5.375%		10/31/2026	3,765,000	3,779,119
Condor Merger Sub, Inc.	7.375%		2/15/2030	5,466,000	5,262,009
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	6,351,000	5,577,432
Dell International LLC/EMC Corp.	8.35%		7/15/2046	4,478,000	6,804,518
Total					21,423,078

Cosmetics/Personal Care 0.11%
Coty, Inc.†	5.00%		4/15/2026	4,045,000	4,074,245

Diversified Financial Services 2.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.30%		1/30/2032	3,220,000	3,059,359
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.50%		1/15/2025	10,075,000	10,229,464
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.875%		1/23/2028	6,006,000	6,106,805
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	2,348,000	2,438,276

326	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aircastle Ltd.†	2.85%		1/26/2028	$8,883,000	$8,490,508
Ally Financial, Inc.	4.70% (5 Yr. Treasury CMT + 3.87%)	#	–(d)	4,022,000	3,849,054
Ally Financial, Inc.	8.00%		11/1/2031	7,429,000	9,794,418
Aviation Capital Group LLC†	1.95%		1/30/2026	4,918,000	4,685,493
Aviation Capital Group LLC†	5.50%		12/15/2024	11,453,000	12,189,271
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026	11,378,000	11,004,255
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	5,671,000	5,831,311
Coinbase Global, Inc.†	3.375%		10/1/2028	4,300,000	3,926,223
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(b)	6.50%		9/15/2024	6,138,819	5,658,166
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028	4,065,000	4,058,902
Navient Corp.	5.00%		3/15/2027	4,040,000	3,904,842
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	3,612,000	3,903,312
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	4,780,000	5,355,074
OneMain Finance Corp.	5.375%		11/15/2029	3,612,000	3,639,090
Total					108,123,823

Electric 2.07%
AES Corp. (The)†	3.95%		7/15/2030	6,812,000	6,963,261
Alfa Desarrollo S.p.A. (Chile)†(b)	4.55%		9/27/2051	5,778,000	4,899,426
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%		8/1/2028	7,038,000	7,567,956
Calpine Corp.†	5.00%		2/1/2031	4,293,000	3,980,899
Cikarang Listrindo Tbk PT (Indonesia)†(b)	4.95%		9/14/2026	6,150,000	6,173,063
Constellation Energy Generation LLC	6.25%		10/1/2039	8,597,000	10,035,606
FirstEnergy Corp.	4.40%		7/15/2027	8,370,000	8,682,578
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030	7,792,000	7,652,212
NRG Energy, Inc.†	4.45%		6/15/2029	3,410,000	3,563,016
Pennsylvania Electric Co.†	3.60%		6/1/2029	3,906,000	4,043,022
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	3.00%		6/30/2030	5,937,000	5,478,129
Vistra Operations Co. LLC†	3.55%		7/15/2024	9,911,000	10,045,696
Total					79,084,864

Electronics 0.21%
Atkore, Inc.†	4.25%		6/1/2031	3,965,000	3,849,737
II-VI, Inc.†	5.00%		12/15/2029	4,225,000	4,228,000
Total					8,077,737

See Notes to Schedule of Investments.	327

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment 0.44%
Caesars Entertainment, Inc.†	4.625%	10/15/2029	$3,298,000	$3,133,611
Caesars Entertainment, Inc.†	8.125%	7/1/2027	4,009,000	4,325,912
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	4,211,000	4,142,613
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	1,086,000	1,098,163
Scientific Games International, Inc.†	7.25%	11/15/2029	3,853,000	4,097,666
Total				16,797,965

Environmental Control 0.10%
Madison IAQ LLC†	5.875%	6/30/2029	4,018,000	3,651,458

Food 0.30%
Agrosuper SA (Chile)†(b)	4.60%	1/20/2032	3,885,000	3,793,955
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	3,763,000	3,778,748
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	3,667,000	3,910,031
Total				11,482,734

Forest Products & Paper 0.11%
Mercer International, Inc. (Canada)(b)	5.125%	2/1/2029	4,098,000	4,013,448

Gas 0.20%
National Fuel Gas Co.	5.50%	1/15/2026	7,186,000	7,791,505

Health Care-Services 0.90%
Centene Corp.	2.45%	7/15/2028	3,197,000	3,016,433
Centene Corp.	4.25%	12/15/2027	13,260,000	13,589,843
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	4,089,000	3,854,005
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030	4,000,000	3,724,960
Radiology Partners, Inc.†	9.25%	2/1/2028	4,152,000	4,148,720
Tenet Healthcare Corp.†	4.875%	1/1/2026	4,000,000	4,032,560
Tenet Healthcare Corp.†	6.25%	2/1/2027	1,883,000	1,938,624
Total				34,305,145

Home Builders 0.21%
Toll Brothers Finance Corp.	3.80%	11/1/2029	3,800,000	3,820,273
Toll Brothers Finance Corp.	4.35%	2/15/2028	3,884,000	4,057,170
Total				7,877,443

Housewares 0.05%
Newell Brands, Inc.	5.875%	4/1/2036	1,886,000	2,070,517

328	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance 0.21%
Assurant, Inc.	2.65%	1/15/2032	$3,488,000	$3,219,423
First American Financial Corp.	2.40%	8/15/2031	5,418,000	4,950,228
Total				8,169,651

Internet 1.21%
Baidu, Inc. (China)(b)	2.375%	8/23/2031	12,800,000	11,748,717
Netflix, Inc.	5.875%	11/15/2028	4,150,000	4,699,253
Netflix, Inc.	6.375%	5/15/2029	5,169,000	6,019,145
Prosus N.V. (Netherlands)†(b)	3.257%	1/19/2027	4,000,000	3,835,530
Tencent Holdings Ltd. (China)†(b)	2.39%	6/3/2030	12,700,000	11,814,604
Uber Technologies, Inc.†	4.50%	8/15/2029	4,208,000	4,036,419
Uber Technologies, Inc.†	8.00%	11/1/2026	3,839,000	4,084,638
Total				46,238,306

Investment Companies 0.11%
Owl Rock Capital Corp.	2.875%	6/11/2028	4,791,000	4,359,024

Iron-Steel 0.15%
United States Steel Corp.	6.875%	3/1/2029	5,691,000	5,854,474

Leisure Time 0.37%
Carnival Corp.†	5.75%	3/1/2027	3,886,000	3,790,016
Life Time, Inc.†	5.75%	1/15/2026	4,059,000	4,042,865
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	3,956,000	3,882,003
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	2,127,000	2,352,186
Total				14,067,070

Lodging 0.14%
Boyd Gaming Corp.	4.75%	12/1/2027	2,038,000	2,048,801
Boyd Gaming Corp.†	4.75%	6/15/2031	3,292,000	3,239,460
Total				5,288,261

Machinery-Diversified 0.51%
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	13,974,000	15,019,822
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	4,654,000	4,613,115
Total				19,632,937

Media 0.80%
CCO Holdings LLC / CCO Holdings Capital Corp.†	4.75%	3/1/2030	1,900,000	1,869,125
CCO Holdings LLC / CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,951,000	1,965,184
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%	1/15/2029	13,371,000	12,360,823

See Notes to Schedule of Investments.	329

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media (continued)
FactSet Research Systems, Inc.(c)	3.45%	3/1/2032	$5,400,000	$5,430,417
Time Warner Cable LLC	7.30%	7/1/2038	2,682,000	3,361,873
Time Warner Entertainment Co. LP	8.375%	7/15/2033	4,078,000	5,570,234
Total				30,557,656

Mining 1.77%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%	3/31/2029	4,011,000	4,028,018
Alcoa Nederland Holding BV (Netherlands)†(b)	6.125%	5/15/2028	514,000	541,648
Anglo American Capital plc (United Kingdom)†(b)	4.00%	9/11/2027	12,735,000	13,371,763
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%	4/1/2031	3,984,000	3,872,548
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.50%	9/15/2027	2,435,000	2,445,958
Freeport-McMoRan, Inc.	4.125%	3/1/2028	4,026,000	4,075,661
Freeport-McMoRan, Inc.	4.625%	8/1/2030	5,691,000	5,883,783
Freeport-McMoRan, Inc.	5.45%	3/15/2043	3,196,000	3,680,833
Glencore Funding LLC†	2.85%	4/27/2031	6,534,000	6,142,385
Glencore Funding LLC†	4.875%	3/12/2029	18,042,000	19,534,064
Novelis Corp.†	3.875%	8/15/2031	4,125,000	3,805,663
Total				67,382,324

Oil & Gas 3.25%
Apache Corp.	4.375%	10/15/2028	2,230,000	2,261,644
Apache Corp.	4.625%	11/15/2025	2,966,000	3,065,613
California Resources Corp.†	7.125%	2/1/2026	2,119,000	2,206,218
Callon Petroleum Co.†	8.00%	8/1/2028	3,955,000	4,118,005
Comstock Resources, Inc.†	6.75%	3/1/2029	3,889,000	3,962,016
Continental Resources, Inc.†	5.75%	1/15/2031	13,169,000	14,707,468
Diamondback Energy, Inc.	3.50%	12/1/2029	14,958,000	15,144,213
Diamondback Energy, Inc.	4.75%	5/31/2025	1,559,000	1,660,092
Helmerich & Payne, Inc.†	2.90%	9/29/2031	7,656,000	7,324,361
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	3,576,000	3,600,120
Laredo Petroleum, Inc.	9.50%	1/15/2025	5,672,000	5,845,705
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	2,270,000	2,297,921
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	7,431,000	7,759,673
Occidental Petroleum Corp.	6.125%	1/1/2031	7,743,000	8,816,412
Occidental Petroleum Corp.	6.625%	9/1/2030	4,326,000	5,040,785
OGX Austria GmbH (Brazil)†(b)(e)	8.50%	6/1/2018	1,730,000	35
Ovintiv, Inc.	6.50%	2/1/2038	5,988,000	7,107,613
Petroleos Mexicanos (Mexico)†(b)	6.70%	2/16/2032	11,050,000	10,680,322

330	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Range Resources Corp.	8.25%		1/15/2029	$3,803,000	$4,172,195
SM Energy Co.	5.625%		6/1/2025	1,886,000	1,879,088
SM Energy Co.	6.75%		9/15/2026	3,462,000	3,501,017
Southwestern Energy Co.	7.75%		10/1/2027	3,797,000	4,010,202
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%		8/15/2030	2,900,000	2,673,719
Viper Energy Partners LP†	5.375%		11/1/2027	2,028,000	2,083,121
Total					123,917,558

Oil & Gas Services 0.11%
Weatherford International Ltd.†	8.625%		4/30/2030	4,017,000	4,085,249

Pharmaceuticals 0.12%
Bayer Corp.†	6.65%		2/15/2028	3,872,000	4,571,506

Pipelines 1.07%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	5,092,000	4,258,185
CNX Midstream Partners LP†	4.75%		4/15/2030	3,860,000	3,736,634
Eastern Gas Transmission & Storage, Inc.†	3.00%		11/15/2029	4,956,000	4,898,607
EIG Pearl Holdings S.a.r.l. (Luxembourg)†(b)	3.545%		8/31/2036	8,400,000	8,204,826
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040	9,000,000	8,348,141
NGPL PipeCo LLC†	3.25%		7/15/2031	3,986,000	3,826,487
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	3,761,000	3,729,088
Western Midstream Operating LP	4.55%		2/1/2030	3,700,000	3,811,666
Total					40,813,634

REITS 1.31%
American Campus Communities Operating Partnership LP	2.25%		1/15/2029	3,469,000	3,269,109
American Homes 4 Rent LP	2.375%		7/15/2031	5,072,000	4,667,434
Blackstone Mortgage Trust, Inc.†	3.75%		1/15/2027	7,954,000	7,527,864
EPR Properties	3.75%		8/15/2029	8,520,000	8,223,052
EPR Properties	4.95%		4/15/2028	6,790,000	7,003,951
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	10,401,000	9,272,778
Invitation Homes Operating Partnership LP	2.30%		11/15/2028	4,124,000	3,899,362
Physicians Realty LP	2.625%		11/1/2031	6,737,000	6,324,349
Total					50,187,899

See Notes to Schedule of Investments.	331

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 0.95%
Bath & Body Works, Inc.	6.875%		11/1/2035	$3,290,000	$3,641,339
CEC Entertainment LLC†	6.75%		5/1/2026	4,131,000	3,938,124
Kohl’s Corp.	5.55%		7/17/2045	6,406,000	6,568,587
LBM Acquisition LLC†	6.25%		1/15/2029	4,102,000	3,807,989
Party City Holdings, Inc.†	8.75%		2/15/2026	6,053,000	6,068,133
Penske Automotive Group, Inc.	3.50%		9/1/2025	4,227,000	4,190,183
SRS Distribution, Inc.†	6.00%		12/1/2029	3,997,000	3,782,361
Staples, Inc.†	7.50%		4/15/2026	4,129,000	4,087,173
Total					36,083,889

Semiconductors 0.20%
Entegris, Inc.†	3.625%		5/1/2029	3,608,000	3,388,038
TSMC Arizona Corp.	3.25%		10/25/2051	4,300,000	4,111,275
Total					7,499,313

Software 0.84%
Oracle Corp.	2.875%		3/25/2031	26,310,000	25,130,260
VMware, Inc.	4.70%		5/15/2030	6,365,000	6,995,082
Total					32,125,342

Telecommunications 0.30%
Frontier Communications Holdings LLC†	5.00%		5/1/2028	3,891,000	3,783,025
Frontier Communications Holdings LLC	5.875%		11/1/2029	3,903,000	3,597,824
Sprint Capital Corp.	6.875%		11/15/2028	3,314,000	3,940,628
Total					11,321,477

Transportation 0.10%
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027	3,844,000	3,886,438

Water 0.11%
Aegea Finance Sarl (Luxembourg)†(b)	5.75%		10/10/2024	3,936,000	3,985,357
Total Corporate Bonds (cost $1,295,240,012)					1,253,188,344

FLOATING RATE LOANS(f) 5.07%

Advertising 0.68%
ABG Intermediate Holdings 2 LLC 2021 Delayed Draw Term Loan B2	–	(g)	12/8/2028	4,563,053	4,528,830
ABG Intermediate Holdings 2 LLC 2021 Delayed Draw Term Loan B3	–	(g)	12/20/2029	715,773	710,405
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1(h)	–	(g)	12/21/2028	715,773	710,405

332	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Advertising (continued)
Clear Channel Outdoor Holdings, Inc. Term Loan B	–	(g)	8/21/2026	$5,800,000	$5,700,530
Lamar Media Corporation 2020 Term Loan B	1.637% (1 Mo. LIBOR + 1.50%)		2/5/2027	14,571,614	14,489,649
Total					26,139,819

Airlines 0.21%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(b)	5.50% (3 Mo. LIBOR + 4.75%)		4/20/2028	7,814,189	7,975,357

Automotive 0.13%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)		3/3/2028	5,212,589	5,136,042

Building Materials 0.53%
DiversiTech Holdings, Inc. 2021 1st Lien Term Loan	–	(g)	12/16/2028	4,971,429	4,937,250
DiversiTech Holdings, Inc. 2021 Delayed Draw Term Loan(h)	–	(g)	12/16/2028	1,028,571	1,021,500
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	–	(g)	2/1/2027	6,000,000	5,904,390
Solis IV BV USD Term Loan B1	–	(g)	2/9/2029	8,321,982	8,212,797
Total					20,075,937

Chemicals 0.16%
ASP Unifrax Holdings Inc. Term Loan B	3.974% (3 Mo. LIBOR + 3.75%)		12/12/2025	6,000,000	5,931,750

Commercial Services 0.62%
Amentum Government Services Holdings LLC Term Loan B	3.709% (1 Mo. LIBOR + 3.50%)		1/29/2027	6,000,000	5,967,510
Belron Finance US LLC 2019 USD Term Loan B3	2.563% (3 Mo. LIBOR + 2.25%)		10/30/2026	6,000,000	5,936,280
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%)		2/21/2025	4,360,974	4,263,419
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.474% (3 Mo. LIBOR + 4.25%)		7/30/2025	4,405,588	4,280,778
Trans Union, LLC 2021 Term Loan B6	2.50% (1 Mo. LIBOR + 2.00%)		12/1/2028	3,278,382	3,246,958
Total					23,694,945

See Notes to Schedule of Investments.	333

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Diversified Financial Services 0.40%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	2.75% (1 Mo. LIBOR + 2.25%)		12/1/2027		$9,471,963	$9,427,161
Jane Street Group, LLC 2021 Term Loan	–	(g)	1/26/2028		6,000,000	5,934,360
Total						15,361,521

Entertainment 0.57%
Scientific Games Holdings LP 2022 USD Term Loan B	–	(g)	2/4/2029		3,611,111	3,593,055
Scientific Games International, Inc. 2018 Term Loan B5	2.959% (1 Mo. LIBOR + 2.75%)		8/14/2024		8,278,497	8,234,042
SeaWorld Parks & Entertainment, Inc. 2021 Term Loan B	–	(g)	8/25/2028		5,800,000	5,726,891
Twin River Worldwide Holdings, Inc. 2021 Term Loan B	3.75% (6 Mo. LIBOR + 3.25%)		10/2/2028		4,100,000	4,078,742
Total						21,632,730

Government 0.25%
Seminole Tribe of Florida 2018 Term Loan B	–	(g)	7/8/2024		9,492,582	9,468,850

Housewares 0.16%
Springs Windows Fashions, LLC 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		10/6/2028		6,200,000	6,029,500

Insurance 0.30%
Acrisure, LLC 2020 Term Loan B	–	(g)	2/15/2027		5,800,000	5,719,670
Asurion LLC 2020 Term Loan B8	–	(g)	12/23/2026		6,000,000	5,905,320
Total						11,624,990

Miscellaneous Manufacture 0.09%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(a)	–	(g)	1/19/2029	EUR	3,210,000	3,566,225

Pipelines 0.12%
Brazos Delaware II, LLC Term Loan B	4.162% (1 Mo. LIBOR + 4.00%)		5/21/2025		$4,535,344	4,482,054

Real Estate 0.16%
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	2.959% (1 Mo. LIBOR + 2.75%)		8/21/2025		6,000,000	5,956,890

334	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Real Estate Investment Trusts 0.03%
Claros Mortgage Trust, Inc. 2021 Term Loan B	5.00% (1 Mo. SOFR + 4.50%)	8/9/2026	$1,087,453	$1,086,094

Retail 0.10%
CWGS Group, LLC 2021 Term Loan B	3.25% - 3.50% (1 Mo. LIBOR + 2.50%)	6/3/2028	4,000,000	3,949,580
Foundation Building Materials Holding Company LLC 2021 Term Loan	3.75% (3 Mo. LIBOR + 3.25%) (1 Mo. LIBOR + 3.25%)	2/3/2028	44,924	44,142
Total				3,993,722

Software 0.56%
Playtika Holding Corp 2021 Term Loan (Israel)(b)	2.959% (1 Mo. LIBOR + 2.75%)	3/13/2028	8,720,675	8,647,377
Polaris Newco LLC USD Term Loan B	4.50% (3 Mo. LIBOR + 4.00%)	6/2/2028	6,781,822	6,751,779
Red Planet Borrower, LLC Term Loan B	4.25% (3 Mo. LIBOR + 3.75%)	10/2/2028	6,084,750	6,041,031
Total				21,440,187
Total Floating Rate Loans (cost $194,052,873)				193,596,613

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.72%

Egypt 0.26%
Egypt Government International Bond†	5.80%	9/30/2027	11,100,000	9,795,051

Ghana 0.17%
Republic of Ghana†	6.375%	2/11/2027	9,500,000	6,666,805

Nigeria 0.21%
Republic of Nigeria†	7.143%	2/23/2030	8,475,000	7,968,424

Sri Lanka 0.08%
Sri Lanka Government International Bond†(i)	5.875%	7/25/2022	4,250,000	3,106,283
Total Foreign Government Obligations (cost $31,989,134)				27,536,563

See Notes to Schedule of Investments.	335

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.139%	#(j)	2/25/2032	$16,022,823	$1,589,784
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(j)	2/16/2053	349,044	349,759
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,983,831)					1,939,543

GOVERNMENT SPONSORED ENTERPRISES

PASS-THROUGHS 7.61%
Fannie Mae or Freddie Mac(k)	2.50%		TBA	38,700,000	38,096,211
Fannie Mae or Freddie Mac(k)	3.00%		TBA	183,990,000	185,441,797
Fannie Mae or Freddie Mac(k)	3.50%		TBA	41,592,000	42,740,654
Federal National Mortgage Assoc.	3.50%		9/1/2047	23,431,063	24,344,226
Total Government Sponsored Enterprises Pass-Throughs (cost $289,677,284)					290,622,888

MUNICIPAL BONDS 0.54%

Miscellaneous
County of Miami-Dade FL	2.786%		10/1/2037	2,615,000	2,440,860
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	4,178,000	4,379,684
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	7,170,000	7,435,310
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	4,200,000	3,825,080
Regents of the University of California Medical Center	3.006%		5/15/2050	2,380,000	2,324,669
Total Municipal Bonds (cost $21,294,208)					20,405,603

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.70%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(j)	12/25/2059	722,153	721,540
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.141% (1 Mo. LIBOR + .95%)	#	6/15/2035	6,700,000	6,623,779
BBCMS Mortgage Trust 2019-BWAY A†	1.147% (1 Mo. LIBOR + .96%)	#	11/15/2034	4,168,000	4,134,606
BBCMS Mortgage Trust 2019-BWAY B†	1.501% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	1,832,000	1,809,055
BFLD 2019-DPLO F†	2.731% (1 Mo. LIBOR + 2.54%)	#	10/15/2034	4,830,000	4,624,011
BHMS 2018-ATLS A†	1.441% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	6,580,000	6,522,893
BHMS 2018-ATLS C†	2.091% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	3,965,000	3,903,285
BX Trust 2018-GW A†	0.991% (1 Mo. LIBOR + .80%)	#	5/15/2035	10,503,000	10,398,006
BX Trust 2021-ARIA E†	2.436% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	14,530,000	14,207,613

336	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CF Trust 2019-BOSS A1	4.75% (1 Mo. LIBOR + 3.25%)		12/15/2024	4,660,000	4,311,639
CIM Retail Portfolio Trust 2021-RETL E†	3.942% (1 Mo. LIBOR + 3.75%)	#	8/15/2036	10,379,113	10,045,596
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.16%	#(j)	10/10/2047	50,626,000	274,251
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100,000	5,619,833
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.952%	#(j)	8/10/2047	3,354,962	64,065
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.712%	#(j)	8/10/2047	12,450,000	9,999,275
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.306%	#(j)	2/10/2048	10,551,635	8,891,238
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(j)	7/10/2050	3,400,000	3,531,883
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.319%	#(j)	7/10/2050	1,570,000	1,619,132
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.319%	#(j)	7/10/2050	4,369,000	4,397,218
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.319%	#(j)	7/10/2050	7,822,000	6,960,099
Connecticut Avenue Securities Trust 2021-R01 1M2†	1.599% (1 Mo. SOFR + 1.55%)	#	10/25/2041	5,177,000	5,090,549
Credit Suisse Commercial Mortgage Securities Corp. C†	2.192% (1 Mo. LIBOR + 2.00%)	#	11/15/2038	10,418,000	10,431,022
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000,000	2,610,710
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	2,469,682	2,466,832
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(j)	2/25/2050	2,082,008	2,065,361
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	5,700,000	5,693,077	(l)
CS Master Trust 2021-BLUF A†	4.527% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	3,300,000	3,305,135
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.382%	#(j)	11/15/2049	4,890,000	3,846,619
DBWF Mortgage Trust 2018-GLKS A†	1.192% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	6,500,000	6,445,111

See Notes to Schedule of Investments.	337

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(j)	8/25/2066	$9,164,947	$8,911,469
Extended Stay America Trust 2021-ESH C†	1.892% (1 Mo. LIBOR + 1.70%)	#	7/15/2038	7,205,653	7,134,140
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	2.049% (1 Mo. SOFR + 2.00%)	#	11/25/2041	4,970,000	4,761,155
Freddie Mac STACR REMIC Trust 2021-DNA3 M2†	2.149% (1 Mo. SOFR + 2.10%)	#	10/25/2033	7,725,000	7,723,735
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	1.549% (1 Mo. SOFR + 1.50%)	#	10/25/2041	6,110,000	5,904,306
Freddie Mac STACR REMIC Trust 2021-HQA3 M2†	2.149% (1 Mo. SOFR + 2.10%)	#	9/25/2041	12,350,000	11,903,276
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	0.999% (1 Mo. SOFR + .95%)	#	12/25/2041	7,750,000	7,649,505
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M2†	1.849% (1 Mo. SOFR + 1.80%)	#	11/25/2041	6,260,000	6,048,614
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	440,233	441,317
Great Wolf Trust 2019-WOLF A†	1.225% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	12,751,000	12,596,916
GS Mortgage Securities Corp. II 2021-ARDN B†	1.841% (1 Mo. LIBOR + 1.65%)	#	11/15/2036	9,400,000	9,411,750
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.141% (1 Mo. LIBOR + .95%)	#	7/15/2035	4,372,469	4,320,198
GS Mortgage Securities Corp. Trust 2021-ROSS G†	4.842% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	7,288,000	7,151,929
GS Mortgage Securities Trust 2014-GC26 C	4.524%	#(j)	11/10/2047	135,000	128,379
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(j)	7/10/2048	1,230,000	1,245,283
HONO Mortgage Trust 2021-LULU B†	1.641% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	3,000,000	2,956,571
HONO Mortgage Trust 2021-LULU C†	2.041% (1 Mo. LIBOR + 1.85%)	#	10/15/2036	1,820,000	1,793,867
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#(j)	8/5/2034	19,156,000	359,558
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226,000	3,796,060

338	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(j)	8/5/2034	$3,740,500	$2,796,373
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#(j)	8/5/2034	22,024,000	35,018
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.263%	#(j)	7/15/2048	2,500,000	2,455,171
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.27% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	3,436,000	3,431,037
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.311% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	2,392,623	2,386,891
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.611% (1 Mo. LIBOR + 1.50%)	#	7/5/2033	7,410,000	7,391,072
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228,000	2,274,690
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	2,968,000	3,028,685
KIND Trust 2021-KIND D†	2.491% (1 Mo. LIBOR + 2.30%)	#	8/15/2038	6,740,000	6,594,280
Life Mortgage Trust 2021-BMR E†	1.941% (1 Mo. LIBOR + 1.75%)	#	3/15/2038	3,931,881	3,822,733
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	378,416	222,694
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(j)	1/26/2060	635,113	634,614
One New York Plaza Trust 2020-1NYP B†	1.691% (1 Mo. LIBOR + 1.50%)	#	1/15/2036	10,480,000	10,366,119
PFP Ltd. 2019-6 A†	1.176% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	1,364,259	1,358,761
Ready Capital Mortgage Financing LLC 2021-FL6 C†	2.008% (1 Mo. LIBOR + 1.90%)	#	7/25/2036	6,320,000	6,219,392
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	1,906,007	1,889,295
ReadyCap Commercial Mortgage Trust 2022 FL8 A(c)	1.698% (1 Mo. SOFR + 1.65%)	#	1/25/2037	12,710,000	12,725,887
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(j)	1/26/2060	528,035	524,360
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(j)	1/5/2043	695,000	692,477
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(j)	2/25/2050	610,743	608,559

See Notes to Schedule of Investments.	339

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(j)	4/25/2065	$4,371,086	$4,344,325
UBS-BAMLL Trust 2012-WRM E†	4.238%	#(j)	6/10/2030	3,905,000	2,230,824
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	1,228,803	1,229,135
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	5,112,918	5,044,554
Verus Securitization Trust 2021-2 A1†	1.031%	#(j)	2/25/2066	8,040,964	7,877,274
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(j)	4/25/2065	3,137,114	3,097,569
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.305%	#(j)	7/15/2046	5,195,000	3,194,925
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.454%	#(j)	9/15/2048	4,020,000	3,941,998
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(j)	7/15/2048	2,642,000	2,578,656
WFRBS Commercial Mortgage Trust 2014-C23 XA IO	0.56%	#(j)	10/15/2057	55,201,971	677,389
ZH Trust 2021-2 A†	2.349%		10/17/2027	11,990,000	11,985,251
Total Non-Agency Commercial Mortgage-Backed Securities (cost $380,241,561)					370,511,469

U.S. TREASURY OBLIGATIONS 34.66%
U.S. Treasury Bill	Zero Coupon		7/28/2022	197,148,000	196,686,975
U.S. Treasury Bond	1.75%		8/15/2041	98,472,000	90,317,288
U.S. Treasury Bond	1.875%		11/15/2051	69,455,000	64,821,049
U.S. Treasury Bond	2.25%		2/15/2052	59,530,000	60,660,140
U.S. Treasury Note	0.75%		12/31/2023	210,841,000	208,234,314
U.S. Treasury Note	0.875%		1/31/2024	156,485,000	154,804,008
U.S. Treasury Note	1.50%		2/15/2025	111,168,000	110,733,750
U.S. Treasury Note	1.50%		1/31/2027	287,940,000	284,588,200
U.S. Treasury Note	1.875%		2/15/2032	152,025,000	152,606,970
Total U.S. Treasury Obligations (cost $1,331,436,639)					1,323,452,694
Total Long-Term Investments (cost $4,136,585,285)					4,066,364,925

SHORT-TERM INVESTMENTS 1.48%

REPURCHASE AGREEMENTS 1.48%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $57,238,300 of U.S. Treasury Note at 2.00% due 8/15/2025; value: $57,610,305; proceeds: $56,480,608 (cost $56,480,608)				56,480,608	56,480,608
Total Investments in Securities 107.97% (cost $4,193,065,893)					4,122,845,533
Less Unfunded Loan Commitments (0.05%) (cost $1,748,670)					(1,731,905)
Net Investments in Securities 107.92% (cost $4,191,317,223)					4,121,113,628
Other Assets and Liabilities – Net(m) (7.92)%					(302,649,458)
Net Assets 100.00%					$3,818,464,170

340	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2022, the total value of Rule 144A securities was $1,428,480,300, which represents 37.41% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2022.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2022.
(g)	Interest rate to be determined.
(h)	Security partially/fully unfunded.
(i)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 28, 2022.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at February 28, 2022(1):

Referenced Indexes	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX.NA.HY.37(4)(5)	Bank of America	5.00%	12/20/2026	$73,995,000	$(4,684,185)	$(4,171,137)	$513,048

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $513,048. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

See Notes to Schedule of Investments.	341

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 28, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.678%	CPI Urban Consumer NSA	2/14/2032	$78,000,000	$1,920,326

Credit Default Swaps on Indexes - Sell Protection at February 28, 2022(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	5,000,000	$24,932	$(7,112)	$17,820

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	5,000,000	$(527,111)	$(22,674)	$(549,785)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,000,000	(315,665)	(124,163)	(439,828)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,250,000	(351,150)	(116,168)	(467,318)
Markit CMBX.NA.BBB-9	Citibank	3.000%	9/17/2058	5,835,000	(454,504)	(187,095)	(641,599)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.000%	9/17/2058	4,165,000	(326,912)	(131,059)	(457,971)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.000%	9/17/2058	4,250,000	(349,659)	(117,658)	(467,318)
Markit CMBX.NA.BBB-.10	Citibank	3.000%	11/17/2059	8,600,000	(749,589)	(269,535)	(1,019,124)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	3,400,000	(293,065)	(109,844)	(402,909)
Markit CMBX.NA.BBB-.12 Goldman Sachs		3.000%	8/17/2061	4,250,000	(162,809)	(232,395)	(395,204)
					$(3,530,464)	$(1,310,591)	$(4,841,056)
Total Credit Default Swaps on Indexes - Sell Protection					$(3,505,532)	$(1,317,703)	$(4,823,236)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,317,703.
(4)	Includes upfront payments received.

342	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2022

Open Forward Foreign Currency Exchange Contracts at February 28, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	4/20/2022	23,880,000	$19,107,058	$18,843,008	$264,050

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2022	673	Long	$84,841,356	$85,765,438	$ 924,082
U.S. 5-Year Treasury Note	June 2022	1,556	Long	182,747,893	184,045,625	1,297,732
U.S. Treasury Long Bond	June 2022	2,081	Long	321,909,642	326,066,688	4,157,046
U.S. Ultra Treasury Bond	June 2022	826	Long	152,120,917	153,584,375	$1,463,458
Total Unrealized Appreciation on Open Futures Contracts						$7,842,318

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2022	1,691	Short	$(236,672,000)	$(238,985,859)	$(2,313,859)

Reverse Repurchase Agreement Payable as of February 28, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank PLC	$589,388	$930,013 principal, Sri Lanka Government International Bond at 5.875% due 7/25/2022, $679,737 fair value	(5.00%)	2/3/2022	On Demand	$589,061

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $327.

See Notes to Schedule of Investments.	343

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND February 28, 2022

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$585,111,208	$–	$585,111,208
Corporate Bonds	–	1,253,188,344	–	1,253,188,344
Floating Rate Loans	–	193,596,613	–	193,596,613
Less Unfunded Commitments	–	(1,731,905)	–	(1,731,905)
Foreign Government Obligations	–	27,536,563	–	27,536,563
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,939,543	–	1,939,543
Government Sponsored Enterprises Pass-Throughs	–	290,622,888	–	290,622,888
Municipal Bonds	–	20,405,603	–	20,405,603
Non-Agency Commercial Mortgage-Backed Securities	–	364,818,392	5,693,077	370,511,469
U.S. Treasury Obligations	–	1,323,452,694	–	1,323,452,694

Short-Term Investments
Repurchase Agreements	–	56,480,608	–	56,480,608
Total	$–	$4,115,420,551	$5,693,077	$4,121,113,628
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$513,048	$–	$513,048
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	1,920,326	–	1,920,326
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	17,820	–	17,820
Liabilities	–	(4,841,056)	–	(4,841,056)
Forward Foreign Currency Exchange Contracts
Assets	–	264,050	–	264,050
Liabilities	–	–	–	–
Futures Contracts
Assets	7,842,318	–	–	7,842,318
Liabilities	(2,313,859)	–	–	(2,313,859)
Reverse Repurchase Agreements
Assets	–	–	–	–
Liabilities	–	(589,061)	–	(589,061)
Total	$5,528,459	$(2,714,873)	$–	$2,813,586

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

344	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 90.33%

ASSET-BACKED SECURITIES 24.49%

Automobiles 9.38%
AmeriCredit Automobile Receivables Trust 2020-2 A2A	0.60%		12/18/2023	$7,445	$7,445
ARI Fleet Lease Trust 2020-A A2†	1.77%		8/15/2028	3,233,944	3,241,371
Arivo Acceptance Auto Loan Receivables Trust 2021-1A A†	1.19%		1/15/2027	10,194,397	10,097,132
Avid Automobile Receivables Trust 2021-1 A†	0.61%		1/15/2025	12,398,258	12,350,691
BMW Vehicle Lease Trust 2021-1 A3	0.29%		1/25/2024	97,234,000	96,616,165
CarMax Auto Owner Trust 2018-3 A3	3.13%		6/15/2023	342,295	343,159
Carmax Auto Owner Trust 2019-1 A3	3.05%		3/15/2024	3,488,732	3,510,033
Carmax Auto Owner Trust 2019-2 A3	2.68%		3/15/2024	16,145,653	16,264,534
CarMax Auto Owner Trust 2020-2 A3	1.70%		11/15/2024	3,723,746	3,736,231
Carvana Auto Receivables Trust 2020-P1 A2	0.28%		11/8/2023	1,097,408	1,097,274
Carvana Auto Receivables Trust 2020-P1 A3	0.44%		6/9/2025	16,043,000	15,929,448
Carvana Auto Receivables Trust 2021-N1 B	1.09%		1/10/2028	26,747,793	26,441,609
Chesapeake Funding II LLC 2018-3A A2†	0.671% (1 Mo. LIBOR + .48%)	#	1/15/2031	16,437,978	16,446,309
CPS Auto Receivables Trust 2020-C B†	1.01%		1/15/2025	1,935,497	1,936,003
CPS Auto Receivables Trust 2021-D A†	0.61%		10/15/2025	39,594,386	39,431,538
CPS Auto Receivables Trust 2022-A A†	0.98%		4/16/2029	32,124,760	31,997,334
Donlen Fleet Lease Funding 2 LLC 2021-2 A2†	0.56%		12/11/2034	80,555,121	79,313,356
Drive Auto Receivables Trust 2018-4 D	4.09%		1/15/2026	812,630	822,345
Drive Auto Receivables Trust 2019-3 C	2.90%		8/15/2025	3,087,288	3,103,898
Drive Auto Receivables Trust 2021-1 A3	0.44%		11/15/2024	25,005,592	24,996,312
Drive Auto Receivables Trust 2021-2 A2	0.36%		5/15/2024	17,488,334	17,458,162
Exeter Automobile Receivables Trust 2021-3A A2	0.34%		1/16/2024	11,273,697	11,266,810
First Investors Auto Owner Trust 2019-2A A†	2.21%		9/16/2024	681,851	682,367
First Investors Auto Owner Trust 2021-2A A†	0.48%		3/15/2027	16,945,324	16,732,077
Flagship Credit Auto Trust 2020-2 A†	1.49%		7/15/2024	1,303,474	1,304,353
Flagship Credit Auto Trust 2021-2 B†	0.93%		6/15/2027	10,000,000	9,750,277
Ford Credit Auto Owner Trust 2020-C A2	0.25%		9/15/2023	28,177,566	28,152,829
Foursight Capital Automobile Receivables Trust 2021-2 A3†	0.81%		5/15/2026	10,885,000	10,664,013
GLS Auto Receivables Issuer Trust 2019-3A B†	2.72%		6/17/2024	5,358,665	5,380,576
GLS Auto Receivables Issuer Trust 2021-1A B†	0.82%		4/15/2025	16,000,000	15,936,122
GLS Auto Receivables Issuer Trust 2021-1A C†	1.20%		1/15/2027	14,600,000	14,427,088

See Notes to Schedule of Investments.	345

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust 2021-3A B†	0.78%	11/17/2025	$31,525,000	$30,920,946
GLS Auto Receivables Issuer Trust 2021-3A C†	1.11%	9/15/2026	25,358,800	24,668,059
GLS Auto Receivables Trust 2021-2A B†	0.77%	9/15/2025	26,520,000	26,185,039
GLS Auto Receivables Trust 2021-2A C†	1.08%	6/15/2026	21,660,000	21,137,307
GM Financial Automobile Leasing Trust 2020-3 A3	0.45%	8/21/2023	25,802,145	25,765,336
GM Financial Consumer Automobile Receivables Trust 2019-2 A3	2.65%	2/16/2024	9,203,751	9,259,036
GM Financial Consumer Automobile Receivables Trust 2020-4 A2	0.26%	11/16/2023	22,152,299	22,144,812
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	8,315,240	8,308,053
Hertz Vehicle Financing III LLC 2022-1A A†	1.99%	6/25/2026	12,150,000	12,008,920
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	27,730,000	26,969,150
Honda Auto Receivables Owner Trust 2020-3 A2	0.27%	2/21/2023	16,433,084	16,429,791
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	46,416,000	46,092,230
Hyundai Auto Lease Securitization Trust 2020-B A2†	0.36%	1/17/2023	3,644,137	3,643,727
Hyundai Auto Lease Securitization Trust 2020-B A3†	0.51%	9/15/2023	27,857,000	27,798,651
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	8,733,816	8,729,142
Hyundai Auto Lease Securitization Trust 2021-A A3†	0.33%	1/16/2024	61,940,000	61,603,170
Mercedes-Benz Auto Lease Trust 2019-B A3	2.00%	10/17/2022	367,646	367,894
Mercedes-Benz Auto Lease Trust 2020-B A3	0.40%	11/15/2023	20,473,000	20,400,996
Nissan Auto Lease Trust 2020-B A2	0.34%	12/15/2022	11,066,450	11,065,523
Nissan Auto Receivables Owner Trust 2019-A A3	2.90%	10/16/2023	7,558,298	7,604,492
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	34,360,000	33,407,981
OneMain Direct Auto Receivables Trust 2021-1A B†	1.26%	7/14/2028	34,347,000	33,312,805
Santander Consumer Auto Receivable Trust 2021-AA A2†	0.23%	11/15/2023	8,071,127	8,066,592
Santander Consumer Auto Receivables Trust 2020-BA A3†	0.46%	8/15/2024	14,504,919	14,494,211
Santander Consumer Auto Receivables Trust 2021-AA A3†	0.33%	10/15/2025	26,527,000	26,281,702
Santander Drive Auto Receivables Trust 2021-2 C	0.90%	6/15/2026	15,410,000	15,261,082
Santander Retail Auto Lease Trust 2021-A B†	0.92%	3/20/2026	24,305,000	23,763,011

346	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Retail Auto Lease Trust 2021-C A2†	0.29%	4/22/2024	$18,052,345	$17,976,454
Santander Retail Auto Lease Trust 2021-C A3†	0.50%	3/20/2025	21,255,000	20,911,396
Santander Retail Auto Lease Trust 2022-A A2†	0.97%	3/20/2025	44,925,000	44,698,946
Tesla Auto Lease Trust 2019-A A3†	2.16%	10/20/2022	31,588,570	31,675,584
Tesla Auto Lease Trust 2020-A A2†	0.55%	5/22/2023	2,427,629	2,427,182
Tesla Auto Lease Trust 2021-A A3†	0.56%	3/20/2025	40,000,000	39,187,848
Tesla Auto Lease Trust 2021-A B†	1.02%	3/20/2025	21,800,000	21,389,216
Toyota Auto Receivables Owner Trust 2018-D A3	3.18%	3/15/2023	696,284	697,770
Toyota Auto Receivables Owner Trust 2019-A A3	2.91%	7/17/2023	3,725,935	3,745,822
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%	5/15/2023	14,070,938	14,068,731
Tricolor Auto Securitization Trust 2021-1A A†	0.74%	4/15/2024	19,934,983	19,910,140
Volkswagen Auto Lease Trust 2020-A A2	0.27%	4/20/2023	37,263,806	37,236,245
Volkswagen Auto Lease Trust 2020-A A3	0.39%	1/22/2024	44,001,000	43,786,975
Volkswagen Auto Loan Enhanced Trust 2018-2 A3	3.25%	4/20/2023	149,091	149,405
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	14,311,553	14,315,778
Westlake Automobile Receivables Trust 2021-1A C†	0.95%	3/16/2026	87,800,000	86,649,600
Westlake Automobile Receivables Trust 2021-2A D†	1.23%	12/15/2026	30,025,000	29,145,715
World Omni Auto Receivables Trust 2019-B A3	2.59%	7/15/2024	2,067,536	2,079,144
World Omni Automobile Lease Securitization Trust 2020-B A2	0.32%	9/15/2023	15,602,790	15,593,097
Total				1,530,771,567

Credit Card 1.29%
American Express Credit Account Master Trust 2019-1 B	3.07%	10/15/2024	9,000,000	9,010,321
Synchrony Card Funding LLC 2019-A1 A	2.95%	3/15/2025	97,011,000	97,120,205
World Financial Network Credit Card Master Trust 2019-C A	2.21%	7/15/2026	104,350,000	105,105,964
Total				211,236,490

Other 13.42%
Affirm Asset Securitization Trust 2021-A A†	0.88%	8/15/2025	58,000,000	57,857,546
Affirm Asset Securitization Trust 2022-X1 A†	1.75%	2/15/2027	74,020,000	73,958,045
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022	486,133	487,458
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%	6/20/2024	5,255,464	5,282,859

See Notes to Schedule of Investments.	347

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apidos CLO XXIV 2016-24A A1AL†	1.204% (3 Mo. LIBOR + .95%)	#	10/20/2030	$60,000,000	$59,736,407
Apidos CLO XXXI 2019-31A A1R†	1.341% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	30,000,000	29,897,384
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	30,505,929	29,784,464
Atalaya Equipment Leasing Trust 2021-1A A2†	1.23%		5/15/2026	30,000,000	29,762,673
Atrium IX-9A AR2†	1.498% (3 Mo. LIBOR + .99%)	#	5/28/2030	40,629,600	40,494,716
Avery Point VI CLO Ltd. 2015-6A AR2†	1.215% (3 Mo. LIBOR + .90%)	#	8/5/2027	14,536,109	14,455,863
Bain Capital Credit CLO Ltd. 2016-2A ARR†	1.211% (3 Mo. LIBOR + .97%)	#	1/15/2029	39,769,625	39,652,313
Barings CLO Ltd. 2019-3A A1R†	1.324% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	38,370,000	38,335,924
BDS Ltd. 2020-FL5 A†	1.313% (1 Mo. SOFR + 1.26%)	#	2/16/2037	10,830,000	10,791,704
Benefit Street Partners CLO V-B Ltd. 2018-5BA A1A†	1.344% (3 Mo. LIBOR + 1.09%)	#	4/20/2031	15,000,000	15,007,270
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.234% (3 Mo. LIBOR + .98%)	#	7/20/2029	60,000,000	59,988,513
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	1.234% (3 Mo. LIBOR + .98%)	#	7/20/2031	26,090,000	26,051,443
CBAM Ltd. 2019-9A A†	1.521% (3 Mo. LIBOR + 1.28%)	#	2/12/2030	22,430,000	22,458,254
Cedar Funding XI Clo Ltd. 2019-11A A1R†	1.558% (3 Mo. LIBOR + 1.05%)	#	5/29/2032	36,290,000	36,249,143
CIFC Funding Ltd. 2021-4A A†	1.291% (3 Mo. LIBOR + 1.05%)	#	7/15/2033	24,750,000	24,706,463
Dell Equipment Finance Trust 2020-2 A2†	0.47%		10/24/2022	10,295,893	10,292,077
Dell Equipment Finance Trust 2020-2 A3†	0.57%		10/23/2023	49,519,000	49,303,790
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	18,390,000	18,187,039
Dell Equipment Finance Trust 2021-2 B†	0.81%		12/22/2026	10,880,000	10,542,683
Dell Equipment Finance Trust 2021-2 C†	0.94%		12/22/2026	7,370,000	7,146,796
Dell Equipment Finance Trust 2021-2 D†	1.21%		6/22/2027	6,980,000	6,780,492
Encina Equipment Finance LLC 2021-1A A1†	0.50%		9/15/2025	10,286,867	10,281,407
Encina Equipment Finance LLC 2021-1A A2†	0.74%		12/15/2026	23,365,000	23,184,949

348	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Flatiron CLO Ltd. 2017-1A AR†	1.486% (3 Mo. LIBOR + .98%)	#	5/15/2030	$17,000,000	$17,025,242
Freed ABS Trust 2020-1CP A†	0.66%		3/20/2028	3,507,095	3,500,526
FS RIALTO 2021-FL2 A†	1.346% (1 Mo. LIBOR + 1.22%)	#	5/16/2038	18,000,000	17,898,980
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.209% (3 Mo. LIBOR + .95%)	#	7/24/2030	50,000,000	49,988,793
Galaxy XXIII CLO Ltd. 2017-23 AR†	1.129% (3 Mo. LIBOR + .87%)	#	4/24/2029	56,083,339	56,108,212
GreatAmerica Leasing Receivables Funding LLC Series 2021-2 A4†	1.04%		9/15/2027	14,000,000	13,398,633
HGI CRE CLO Ltd. 2021-FL1 A†	1.176% (1 Mo. LIBOR + 1.05%)	#	6/16/2036	21,570,000	21,450,034
HGI CRE CLO Ltd. 2021-FL1 AS†	1.526% (1 Mo. LIBOR + 1.40%)	#	6/16/2036	6,177,000	6,121,822
HGI CRE CLO Ltd. 2021-FL1 B†	1.726% (1 Mo. LIBOR + 1.60%)	#	6/16/2036	6,990,000	6,905,520
KREF Ltd. 2021-FL2 A†	1.19% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	36,710,000	36,251,125
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	19,085,000	18,736,319
LFT CRE Ltd. 2021-FL1 A†	1.361% (1 Mo. LIBOR + 1.17%)	#	6/15/2039	53,040,000	53,024,088
LFT CRE Ltd. 2021-FL1 B†	1.941% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	41,120,000	41,068,600
LMREC LLC 2021-CRE4 A†	1.237% (1 Mo. LIBOR + 1.05%)	#	4/22/2037	38,000,000	37,465,625
Madison Park Funding XI Ltd. 2013-11A AR2†	1.159% (3 Mo. LIBOR + .90%)	#	7/23/2029	59,214,709	58,884,480
Madison Park Funding XVII Ltd. 2015-17A AR2†	1.255% (3 Mo. LIBOR + 1.00%)	#	7/21/2030	40,000,000	39,871,274
Madison Park Funding XXXV Ltd. 2019-35A A1R†	1.244% (3 Mo. LIBOR + .99%)	#	4/20/2032	49,080,000	49,092,170
Marlette Funding Trust 2020-2A C†	2.83%		9/16/2030	8,510,000	8,561,882
Marlette Funding Trust 2021-1A A†	0.60%		6/16/2031	7,038,955	7,029,861
Marlette Funding Trust 2021-1A B†	1.00%		6/16/2031	9,175,000	9,086,308
Marlette Funding Trust 2021-2A B†	1.06%		9/15/2031	12,340,000	12,137,121
Marlette Funding Trust 2021-3A B†	1.30%		12/15/2031	32,525,000	31,729,852

See Notes to Schedule of Investments.	349

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 Ltd. 2021-FL6 A†	1.226% (1 Mo. LIBOR + 1.10%)	#	7/16/2036	$90,860,000	$90,384,802
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	1.254% (3 Mo. LIBOR + 1.00%)	#	3/17/2030	68,340,000	68,341,757
Octagon Investment Partners 31 LLC 2017-1A AR†	1.304% (3 Mo. LIBOR + 1.05%)	#	7/20/2030	50,000,000	50,012,863
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.191% (3 Mo. LIBOR + .95%)	#	7/15/2029	60,000,000	59,626,459
Octagon Loan Funding Ltd. 2014-1A ARR†	1.668% (3 Mo. LIBOR + 1.18%)	#	11/18/2031	26,390,000	26,313,431
Pagaya AI Debt Selection Trust 2021-1 A†	1.18%		11/15/2027	44,727,972	44,379,895
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	45,890,000	45,497,127
PFS Financing Corp. 2020-F A†	0.93%		8/15/2024	24,175,000	24,148,521
Rad CLO 1 Ltd. 2018-1A AR†	1.221% (3 Mo. LIBOR + .98%)	#	7/15/2031	28,370,000	28,364,777
Rad CLO 7 Ltd. 2020-7A A1†	1.441% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	13,250,000	13,261,776
Regatta Funding LP 2013-2A A1R3†	1.091% (3 Mo. LIBOR + .85%)	#	1/15/2029	55,555,133	55,545,837
Regatta VIII Funding Ltd. A†	1.491% (3 Mo. LIBOR + 1.25%)	#	10/17/2030	18,000,000	18,006,737
RR 3 Ltd. 2018-3A A1R2†	1.331% (3 Mo. LIBOR + 1.09%)	#	1/15/2030	7,000,000	6,971,388
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	1,249,792	1,251,260
SCF Equipment Leasing LLC 2021-1A A2†	0.42%		8/20/2026	52,053,720	51,929,213
Signal Peak CLO 5 Ltd. 2018-5A A†	1.368% (3 Mo. LIBOR + 1.11%)	#	4/25/2031	17,000,000	17,022,997
TCI-Flatiron CLO Ltd. 2017-1A AR†	1.429% (3 Mo. LIBOR + .96%)	#	11/18/2030	50,000,000	50,023,263
Theorem Funding Trust 2021-1A A†	1.21%		12/15/2027	5,684,681	5,641,319
TICP CLO XIV Ltd. 2019-14A A1R†	Zero Coupon	#(a)	10/20/2032	37,840,000	37,778,913
Verizon Master Trust 2022-1 A	1.04%		1/20/2027	118,400,000	117,775,251
Voya CLO Ltd. 2019-3A AR†	1.321% (3 Mo. LIBOR + 1.08%	)#	10/17/2032	33,000,000	32,947,567
Total					2,191,239,295

Rec Vehicle Loan 0.09%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	15,133,608	14,972,492

350	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Student Loan 0.31%
Navient Private Education Refi Loan Trust 2020-EA A†	1.69%		5/15/2069	$23,515,161	$23,265,402
Navient Private Education Refi Loan Trust 2021-FA A†	1.11%		2/18/2070	27,881,824	26,631,132
Total					49,896,534
Total Asset-Backed Securities (cost $4,029,225,512)					3,998,116,378

CORPORATE BONDS 46.51%

Aerospace/Defense 0.74%
Boeing Co. (The)	1.167%		2/4/2023	39,426,000	39,283,003
L3Harris Technologies, Inc.	0.951% (3 Mo. LIBOR + .75%	)#	3/10/2023	81,249,000	81,556,897
Total					120,839,900

Agriculture 0.79%
BAT Capital Corp.	1.386% (3 Mo. LIBOR + .88%)	#	8/15/2022	80,408,000	80,576,629
Imperial Brands Finance plc (United Kingdom)†(b)	3.50%		2/11/2023	47,531,000	47,967,465
Total					128,544,094

Apparel 0.20%
Tapestry, Inc.	3.00%		7/15/2022	32,902,000	33,049,180

Auto Manufacturers 4.18%
American Honda Finance Corp.	0.76% (3 Mo. LIBOR + .54%)	#	6/27/2022	68,107,000	68,206,373
BMW Finance NV (Netherlands)†(b)	1.185% (3 Mo. LIBOR + .79%)	#	8/12/2022	45,212,000	45,368,760
BMW US Capital LLC†	0.768% (3 Mo. LIBOR + .53%)	#	4/14/2022	48,220,000	48,243,818
BMW US Capital LLC†	0.856% (3 Mo. LIBOR + .64%)	#	4/6/2022	9,101,000	9,104,412
General Motors Co.	4.875%		10/2/2023	49,892,000	52,111,737
General Motors Co.	5.40%		10/2/2023	35,030,000	36,821,345
General Motors Financial Co., Inc.	0.669% (SOFR + .62%)	#	10/15/2024	44,943,000	44,810,292
General Motors Financial Co., Inc.	1.199% (3 Mo. LIBOR + .99%)	#	1/5/2023	3,949,000	3,961,412
General Motors Financial Co., Inc.	1.528% (3 Mo. LIBOR + 1.31%)	#	6/30/2022	15,191,000	15,227,951
General Motors Financial Co., Inc.	3.70%		5/9/2023	13,587,000	13,836,271

See Notes to Schedule of Investments.	351

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	5.10%		1/17/2024	$36,347,000	$38,141,998
Hyundai Capital America†	0.80%		4/3/2023	10,481,000	10,334,669
Hyundai Capital America†	0.80%		1/8/2024	99,652,000	96,829,245
Hyundai Capital America†	1.25%		9/18/2023	15,532,000	15,318,793
Hyundai Capital America†	2.375%		2/10/2023	41,268,000	41,402,980
Hyundai Capital America†	3.25%		9/20/2022	18,805,000	18,994,469
Hyundai Capital America†	3.40%		6/20/2024	13,639,000	13,920,252
Hyundai Capital America†	5.75%		4/6/2023	13,629,000	14,169,739
Stellantis N.V. (Netherlands)(b)	5.25%		4/15/2023	48,582,000	50,288,200
Volkswagen Group of America Finance LLC†	0.75%		11/23/2022	34,858,000	34,641,121
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	10,339,000	10,377,611
Total					682,111,448

Banks 27.33%
ABN AMRO Bank N.V. (Netherlands)(b)	6.25%		4/27/2022	4,534,000	4,570,481
AIB Group plc (Ireland)†(b)	4.75%		10/12/2023	77,826,000	80,642,305
ANZ New Zealand Int’l Ltd. (New Zealand)†(b)	0.65% (SOFR + .60%)	#	2/18/2025	17,916,000	17,952,311
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	0.97% (3 Mo. LIBOR + .49%)	#	11/21/2022	30,679,000	30,761,193
Banco BBVA Peru SA (Peru)(b)	5.00%		8/26/2022	1,602,000	1,624,564
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(b)	4.125%		11/9/2022	22,291,000	22,627,817
Bank of America Corp.	0.71% (SOFR + .66%)	#	2/4/2025	45,370,000	45,420,731
Bank of America Corp.	2.881% (3 Mo. LIBOR + 1.02%)	#	4/24/2023	35,020,000	35,090,357
Bank of America Corp.	3.30%		1/11/2023	29,143,000	29,645,748
Bank of Ireland Group plc (Ireland)†(b)	4.50%		11/25/2023	69,084,000	71,527,973
Bank of Montreal (Canada)(b)	0.729% (SOFR Index + .68%)	#	3/10/2023	107,269,000	107,626,036
Bank of Nova Scotia (The) (Canada)(b)	0.599% (SOFR Index + .55%)	#	9/15/2023	67,842,000	68,004,916
Barclays Bank plc (United Kingdom)(b)	1.70%		5/12/2022	25,762,000	25,785,678
Barclays plc (United Kingdom)(b)	4.338% (3 Mo. LIBOR + 1.36%)	#	5/16/2024	36,454,000	37,475,740
Barclays plc (United Kingdom)(b)	4.375%		9/11/2024	8,819,000	9,144,066
BBVA Bancomer SA†	4.375%		4/10/2024	5,535,000	5,714,555

352	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BBVA Bancomer SA†	6.75%		9/30/2022	$64,370,000	$65,971,847
BPCE SA (France)†(b)	0.619% (SOFR + .57%)	#	1/14/2025	27,056,000	27,028,700
BPCE SA (France)†(b)	1.441% (3 Mo. LIBOR + 1.24%)	#	9/12/2023	18,134,000	18,369,154
BPCE SA (France)†(b)	5.15%		7/21/2024	29,876,000	31,353,021
Canadian Imperial Bank of Commerce (Canada)(b)	0.849% (SOFR + .80%)	#	3/17/2023	137,844,000	138,460,147
Canadian Imperial Bank of Commerce (Canada)(b)	2.606% (3 Mo. LIBOR + .79%)	#	7/22/2023	6,750,000	6,776,508
Capital One NA	2.15%		9/6/2022	5,493,000	5,524,986
Citigroup, Inc.	0.958% (3 Mo. LIBOR + .69%)	#	10/27/2022	6,182,000	6,201,858
Citigroup, Inc.	1.218% (3 Mo. LIBOR + .96%)	#	4/25/2022	46,057,000	46,051,551
Citigroup, Inc.	1.953% (3 Mo. LIBOR + 1.43%)	#	9/1/2023	2,992,000	3,007,063
Citigroup, Inc.	2.70%		10/27/2022	6,024,000	6,076,477
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%)	#	7/24/2023	57,194,000	57,518,920
Citizens Bank NA/Providence RI	1.17% (3 Mo. LIBOR + .95%)	#	3/29/2023	14,500,000	14,543,583
Citizens Bank NA/Providence RI	1.318% (3 Mo. LIBOR + .81%)	#	5/26/2022	2,778,000	2,780,192
Credit Suisse AG	2.80%		4/8/2022	35,048,000	35,128,946
Credit Suisse Group AG (Switzerland)†(b)	2.997% (3 Mo. LIBOR + 1.20%)	#	12/14/2023	20,157,000	20,333,592
Credit Suisse Group AG (Switzerland)†(b)	4.207% (3 Mo. LIBOR + 1.24%)	#	6/12/2024	23,000,000	23,580,768
Danske Bank A/S (Denmark)†(b)	1.171% (1 Yr. Treasury CMT + 1.03%)	#	12/8/2023	31,766,000	31,548,234
Danske Bank A/S (Denmark)†(b)	1.226%		6/22/2024	11,630,000	11,389,086
Danske Bank A/S (Denmark)†(b)	1.261% (3 Mo. LIBOR + 1.06%)	#	9/12/2023	2,800,000	2,810,806
Danske Bank A/S (Denmark)†(b)	3.875%		9/12/2023	12,800,000	13,110,966
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	73,404,000	77,359,016
DNB Bank ASA (Norway)†(b)	1.124% (3 Mo. LIBOR + .62%)	#	12/2/2022	45,058,000	45,237,106

See Notes to Schedule of Investments.	353

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
DNB Bank ASA (Norway)(b)	6.50% (5 Yr. Swap rate + 5.08%)	#	–	(c)	$21,642,000	$21,697,187
First Abu Dhabi Bank PJSC (United Arab Emirates)(b)	1.189% (3 Mo. LIBOR + .95%)	#	4/16/2022		18,310,000	18,335,085
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%)	#	6/19/2024		16,597,000	16,934,657
Goldman Sachs Group, Inc. (The)	0.539% (SOFR + .49%)	#	10/21/2024		63,161,000	63,119,035
Goldman Sachs Group, Inc. (The)	0.59% (SOFR + .54%)	#	11/17/2023		53,778,000	53,818,441
Goldman Sachs Group, Inc. (The)	0.669% (SOFR + .62%)	#	12/6/2023		73,785,000	73,878,579
Goldman Sachs Group, Inc. (The)	0.673% (SOFR + .57%)	#	3/8/2024		37,783,000	37,301,312
Goldman Sachs Group, Inc. (The)	0.75% (SOFR + .70%)	#	1/24/2025		22,699,000	22,725,780
Goldman Sachs Group, Inc. (The)	1.214% (3 Mo. LIBOR + .75%)	#	2/23/2023		133,230,000	133,726,757
Goldman Sachs Group, Inc. (The)	1.259% (3 Mo. LIBOR + 1.00%)	#	7/24/2023		26,452,000	26,511,738
Goldman Sachs Group, Inc. (The)	2.905% (3 Mo. LIBOR + .99%)	#	7/24/2023		66,293,000	66,649,935
HSBC Holdings plc (United Kingdom)(b)	3.262% (3 Mo. LIBOR + 1.06%)	#	3/13/2023		25,974,000	25,987,933
ING Groep NV (Netherlands)(b)	1.37% (3 Mo. LIBOR + 1.15%)	#	3/29/2022		55,235,000	55,275,824
Intesa Sanpaolo SpA (Italy)†(b)	3.125%		7/14/2022		15,951,000	16,036,046
Intesa Sanpaolo SpA (Italy)†(b)	3.375%		1/12/2023		39,863,000	40,286,482
Intesa Sanpaolo SpA (Italy)(b)	5.25%		1/12/2024		33,000,000	34,670,808
JPMorgan Chase & Co.	1.158% (3 Mo. LIBOR + .90%)	#	4/25/2023		1,332,000	1,333,365
JPMorgan Chase & Co.	2.776% (3 Mo. LIBOR + .94%)	#	4/25/2023		89,546,000	89,710,722
JPMorgan Chase & Co.	3.207% (3 Mo. LIBOR + .70%)	#	4/1/2023		62,811,000	62,906,105
Lloyds Banking Group plc (United Kingdom)(b)	1.326% (1 Yr. Treasury CMT + 1.10%)	#	6/15/2023		58,521,000	58,455,943

354	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Lloyds Banking Group plc (United Kingdom)(b)	2.858% (3 Mo. LIBOR + 1.25%)	#	3/17/2023	$8,211,000	$8,215,851
Macquarie Bank Ltd. (Australia)†(b)	0.441%		12/16/2022	96,940,000	96,420,897
Macquarie Group Ltd. (Australia)†(b)	1.528% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	26,123,000	26,247,361
Macquarie Group Ltd. (Australia)†(b)	4.15% (3 Mo. LIBOR + 1.33%)	#	3/27/2024	16,446,000	16,822,534
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	2.623%		7/18/2022	84,765,000	85,309,485
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	3.218%		3/7/2022	12,059,000	12,063,322
Morgan Stanley	0.529% (SOFR + .46%)	#	1/25/2024	94,617,000	93,552,473
Morgan Stanley	0.675% (SOFR + .63%)	#	1/24/2025	54,477,000	54,555,690
Morgan Stanley	1.659% (3 Mo. LIBOR + 1.40%)	#	10/24/2023	22,625,000	22,798,398
Morgan Stanley	4.875%		11/1/2022	17,185,000	17,581,628
National Australia Bank Ltd. (Australia)†(b)	0.611% (3 Mo. LIBOR + .41%)	#	12/13/2022	71,318,000	71,475,407
National Bank of Canada (Canada)†(b)	2.15%		10/7/2022	8,695,000	8,740,800
NatWest Group plc (United Kingdom)(b)	1.976% (3 Mo. LIBOR + 1.47%)	#	5/15/2023	52,890,000	52,972,228
NatWest Group plc (United Kingdom)(b)	3.498% (3 Mo. LIBOR + 1.48%)	#	5/15/2023	117,178,000	117,586,166
NatWest Group plc (United Kingdom)(b)	3.875%		9/12/2023	96,394,000	98,774,387
NatWest Group plc (United Kingdom)(b)	4.519% (3 Mo. LIBOR + 1.55%)	#	6/25/2024	28,800,000	29,682,713
NatWest Group plc (United Kingdom)(b)	5.125%		5/28/2024	42,410,000	44,697,719
NatWest Markets plc (United Kingdom)†(b)	0.58% (SOFR + .53%)	#	8/12/2024	22,842,000	22,866,084
Nordea Bank Abp (Finland)†(b)	4.25%		9/21/2022	51,819,000	52,629,771
Royal Bank of Canada (Canada)(b)	0.601% (3 Mo. LIBOR + .36%)	#	1/17/2023	95,792,000	96,023,489
Santander UK Group Holdings plc (United Kingdom)(b)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	87,471,000	88,544,388

See Notes to Schedule of Investments.	355

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Skandinaviska Enskilda Banken AB (Sweden)†(b)	0.846% (3 Mo. LIBOR + .65%)	#	12/12/2022	$56,713,000	$56,962,270
Standard Chartered plc (United Kingdom)†(b)	1.299% (SOFR + 1.25%)	#	10/14/2023	32,098,000	32,249,935
Standard Chartered plc (United Kingdom)†(b)	1.319% (1 Yr. Treasury CMT + 1.17%)	#	10/14/2023	41,828,000	41,645,635
Standard Chartered plc (United Kingdom)†(b)	3.885% (3 Mo. LIBOR + 1.08%)	#	3/15/2024	20,000,000	20,337,946
Standard Chartered plc (United Kingdom)†(b)	3.95%		1/11/2023	42,168,000	42,779,691
Standard Chartered plc (United Kingdom)†(b)	5.20%		1/26/2024	30,000,000	31,259,127
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	1.018% (3 Mo. LIBOR + .78%)	#	7/12/2022	17,448,000	17,496,626
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	2.784%		7/12/2022	45,752,000	46,050,717
Swedbank AB (Sweden)†(b)	2.80%		3/14/2022	46,374,000	46,403,855
Toronto-Dominion Bank (The) (Canada)(b)	1.053% (3 Mo. LIBOR + .53%)	#	12/1/2022	59,538,000	59,689,383
Truist Bank	0.779% (SOFR + .73%)	#	3/9/2023	22,403,000	22,512,292
Truist Bank	1.059% (3 Mo. LIBOR + .59%)	#	5/17/2022	56,695,000	56,734,405
UBS AG (United Kingdom)†(b)	1.75%		4/21/2022	82,793,000	82,854,400
UBS AG (Switzerland)(b)	5.125%		5/15/2024	25,498,000	26,549,716
UBS AG	7.625%		8/17/2022	158,927,000	162,756,546
UBS Group AG (Switzerland)†(b)	1.456% (3 Mo. LIBOR + .95%)	#	8/15/2023	8,123,000	8,149,923
UBS Group AG (Switzerland)†(b)	3.491%		5/23/2023	77,245,000	77,593,236
UniCredit SpA (Italy)†(b)	3.75%		4/12/2022	2,450,000	2,456,522
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	69,639,000	75,366,707
US Bank NA/Cincinnati OH	0.598% (3 Mo. LIBOR + .40%)	#	12/9/2022	85,692,000	85,800,175
Wells Fargo & Co.	2.625%		7/22/2022	64,642,000	65,074,546
Wells Fargo & Co.	3.50%		3/8/2022	40,517,000	40,534,415
Westpac Banking Corp. (Australia)(b)	0.634% (3 Mo. LIBOR + .39%	)#	1/13/2023	41,123,000	41,205,792
Total					4,463,163,383

356	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Beverages 0.17%
Diageo Investment Corp.	8.00%		9/15/2022	$26,863,000	$27,833,841

Chemicals 0.06%
International Flavors & Fragrances, Inc.†	0.697%		9/15/2022	9,654,000	9,625,146

Commercial Services 0.22%
IHS Markit Ltd. (United Kingdom)(b)	4.125%		8/1/2023	6,885,000	6,975,093
IHS Markit Ltd. (United Kingdom)†(b)	5.00%		11/1/2022	21,303,000	21,700,281
Triton Container International Ltd.†	0.80%		8/1/2023	7,430,000	7,297,429
Total					35,972,803

Computers 0.16%
Dell International LLC/EMC Corp.	5.45%		6/15/2023	24,992,000	26,024,245

Diversified Financial Services 2.33%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust (Ireland)(b)	4.50%		9/15/2023	24,000,000	24,732,438
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	45,000,000	46,730,159
Air Lease Corp.	3.00%		9/15/2023	11,000,000	11,119,158
Aircastle Ltd.	4.40%		9/25/2023	8,000,000	8,209,723
Ally Financial, Inc.	4.625%		5/19/2022	20,584,000	20,761,260
American Express Co.	1.10% (3 Mo. LIBOR + .62%)	#	5/20/2022	44,541,000	44,564,721
American Express Co.	1.158% (3 Mo. LIBOR + .65%)	#	2/27/2023	5,961,000	5,986,700
American Express Co.	2.50%		8/1/2022	35,853,000	36,043,203
Aviation Capital Group LLC†	3.875%		5/1/2023	8,003,000	8,116,707
Aviation Capital Group LLC†	4.375%		1/30/2024	16,212,000	16,619,453
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%		7/1/2024	9,147,000	9,364,853
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	21,534,000	22,305,344
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	36,108,000	37,756,036
Citigroup Global Markets Holdings, Inc.	0.75%		6/7/2024	19,291,000	18,781,347
Intercontinental Exchange, Inc.	2.35%		9/15/2022	19,142,000	19,265,179
Nasdaq, Inc.	0.445%		12/21/2022	21,504,000	21,375,517
Park Aerospace Holdings Ltd. (Ireland)†(b)	4.50%		3/15/2023	4,092,000	4,179,088
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	22,918,000	24,014,132
Total					379,925,018

See Notes to Schedule of Investments.	357

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 2.44%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(b)	3.625%		1/12/2023	$5,690,000	$5,792,187
American Electric Power Co., Inc.	0.797% (3 Mo. LIBOR + .48%)	#	11/1/2023	32,614,000	32,600,616
CenterPoint Energy, Inc.	0.70% (SOFR Index + .65%)	#	5/13/2024	32,502,000	32,508,987
Cleco Power LLC†	0.703% (3 Mo. LIBOR + .50%)	#	6/15/2023	30,164,000	30,150,667
Comision Federal de Electricidad (Mexico)†(b)	4.875%		1/15/2024	30,753,000	31,824,127
Dominion Energy, Inc.	0.733% (3 Mo. LIBOR + .53%)	#	9/15/2023	33,869,000	33,885,207
DTE Energy Co.	0.55%		11/1/2022	67,590,000	67,276,866
Exelon Corp.	3.497%		6/1/2022	3,695,000	3,706,844
Metropolitan Edison Co.†	3.50%		3/15/2023	2,000,000	2,022,101
Monongahela Power Co.†	4.10%		4/15/2024	13,665,000	14,115,706
NextEra Energy Capital Holdings, Inc.	0.45% (SOFR + .40%)	#	11/3/2023	35,964,000	35,965,144
NextEra Energy Capital Holdings, Inc.	0.59% (SOFR Index + .54%)	#	3/1/2023	17,877,000	17,919,297
OGE Energy Corp.	0.703%		5/26/2023	5,434,000	5,353,549
Pacific Gas and Electric Co.	1.367%		3/10/2023	21,677,000	21,456,688
Saudi Electricity Global Sukuk Co. 2 (Saudi Arabia)†(b)	3.473%		4/8/2023	41,983,000	42,849,949
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(b)	4.00%		4/8/2024	20,106,000	20,875,497
Total					398,303,432

Electronics 0.13%
Honeywell International, Inc.	0.709% (3 Mo. LIBOR + .37%)	#	8/8/2022	21,630,000	21,659,350

Food 0.22%
Mondelez International, Inc.	0.625%		7/1/2022	36,433,000	36,374,904

Gas 0.47%
Atmos Energy Corp.	0.578% (3 Mo. LIBOR + .38%)	#	3/9/2023	27,228,000	27,209,636
CenterPoint Energy Resources Corp.	1.004% (3 Mo. LIBOR + .50%)	#	3/2/2023	17,322,000	17,326,389

358	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gas (continued)
ONE Gas, Inc.	0.811% (3 Mo. LIBOR + .61%)	#	3/11/2023	$31,984,000	$31,985,687
Total					76,521,712

Health Care-Products 0.55%
Thermo Fisher Scientific, Inc.	0.399% (SOFR + .35%)	#	4/18/2023	45,122,000	45,111,541
Thermo Fisher Scientific, Inc.	0.439% (SOFR + .39%)	#	10/18/2023	31,586,000	31,559,747
Thermo Fisher Scientific, Inc.	0.579% (SOFR + .53%)	#	10/18/2024	13,647,000	13,658,812
Total					90,330,100

Home Builders 0.25%
Lennar Corp.	4.75%		11/15/2022	25,208,000	25,574,046
NVR, Inc.	3.95%		9/15/2022	15,097,000	15,226,323
Total					40,800,369

Household Products/Wares 0.32%
Reckitt Benckiser Treasury Services plc (United Kingdom)†(b)	0.78% (3 Mo. LIBOR + .56%)	#	6/24/2022	51,458,000	51,519,013

Insurance 1.45%
Brighthouse Financial Global Funding†	0.809% (SOFR + .76%)	#	4/12/2024	19,741,000	19,827,792
Jackson National Life Global Funding†	0.95% (3 Mo. LIBOR + .73%)	#	6/27/2022	13,794,000	13,825,011
Met Tower Global Funding†	0.55%		7/13/2022	95,604,000	95,529,906
Metropolitan Life Global Funding I†	0.62% (SOFR + .57%)	#	1/13/2023	70,611,000	70,845,263
New York Life Global Funding†	0.678% (3 Mo. LIBOR + .44%)	#	7/12/2022	36,246,000	36,288,349
Total					236,316,321

Investment Companies 0.03%
MDGH - GMTN BV (United Arab Emirates)†(b)	5.50%		3/1/2022	5,515,000	5,515,000

Lodging 0.16%
Hyatt Hotels Corp.	1.099% (SOFR Index + 1.05%)	#	10/1/2023	26,113,000	26,159,196

See Notes to Schedule of Investments.	359

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.14%
John Deere Capital Corp.	0.691% (3 Mo. LIBOR + .49%)	#	6/13/2022	$22,613,000	$22,636,040

Media 0.17%
Charter Communications Operating
LLC/Charter Communications Operating Capital	1.967% (3 Mo. LIBOR + 1.65%)	#	2/1/2024	27,078,000	27,691,357

Mining 0.88%
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%		10/25/2022	19,435,000	19,759,273
Glencore Funding LLC†	4.125%		5/30/2023	18,458,000	18,939,477
Glencore Funding LLC†	4.125%		3/12/2024	42,858,000	44,335,345
Glencore Funding LLC†	4.625%		4/29/2024	55,531,000	58,091,904
Indonesia Asahan Aluminium Persero PT (Indonesia)(b)	5.71%		11/15/2023	2,000,000	2,087,450
Total					143,213,449

Oil & Gas 0.91%
BP Capital Markets plc (United Kingdom)(b)	2.50%		11/6/2022	21,671,000	21,843,753
PT Pertamina Persero (Indonesia)†(b)	4.875%		5/3/2022	16,000,000	16,078,630
SA Global Sukuk Ltd. (Cayman Islands)†(b)	0.946%		6/17/2024	48,661,000	47,169,248
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	2.875%		4/16/2024	63,023,000	63,865,492
Total					148,957,123

Pharmaceuticals 1.24%
AbbVie, Inc.	1.13% (3 Mo. LIBOR + .65%)	#	11/21/2022	74,727,000	75,007,761
AstraZeneca plc (United Kingdom)(b)	0.821% (3 Mo. LIBOR + .62%)	#	6/10/2022	9,023,000	9,031,755
AstraZeneca plc (United Kingdom)(b)	1.134% (3 Mo. LIBOR + .67%)	#	8/17/2023	7,157,000	7,204,580
Bayer US Finance II LLC†	1.213% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	13,568,000	13,682,117
Becton Dickinson & Co.	1.21% (3 Mo. LIBOR + 1.03%)	#	6/6/2022	53,604,000	53,726,809
Cigna Corp.	1.131% (3 Mo. LIBOR + .89%)	#	7/15/2023	30,112,000	30,408,836
Viatris, Inc.	1.125%		6/22/2022	13,655,000	13,662,528
Total					202,724,386

360	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.26%
Enbridge, Inc. (Canada)(b)	0.68% (SOFR + .63%)	#	2/16/2024	$31,647,000	$31,737,416
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	10,158,000	10,190,631
Total					41,928,047

REITS 0.12%
Simon Property Group LP	0.479% (SOFR + .43%)	#	1/11/2024	19,480,000	19,499,589

Savings & Loans 0.14%
Nationwide Building Society (United Kingdom)†(b)	3.622% (3 Mo. LIBOR + 1.18%)	#	4/26/2023	3,945,000	3,956,739
Nationwide Building Society (United Kingdom)†(b)	3.766% (3 Mo. LIBOR + 1.06%)	#	3/8/2024	19,292,000	19,608,173
Total					23,564,912

Software 0.06%
Roper Technologies, Inc.	0.45%		8/15/2022	9,136,000	9,107,191

Telecommunications 0.26%
AT&T, Inc.	0.69% (SOFR Index + .64%)	#	3/25/2024	26,988,000	26,993,069
Ooredoo International Finance Ltd.†	3.25%		2/21/2023	15,894,000	16,112,860
Total					43,105,929

Transportation 0.13%
Pelabuhan Indonesia III Persero PT (Indonesia)†(b)	4.50%		5/2/2023	21,273,000	21,712,713
Total Corporate Bonds (cost $7,638,038,530)					7,594,729,191

FLOATING RATE LOANS(d) 5.46%

Chemicals 0.36%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	1.561% (3 Mo. LIBOR + 1.25%)		1/17/2023	58,398,254	58,325,256

Diversified Financial Services 1.22%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	–	(e)	1/15/2025	33,559,979	33,327,241
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	1.974% (3 Mo. LIBOR + 1.75%)		10/6/2023	166,320,832	166,112,931
Total					199,440,172

See Notes to Schedule of Investments.	361

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Entertainment 0.42%
Discovery Communications, LLC Term Loan A1	–	(e)	12/2/2022	$40,000,000	$39,500,000	(f)
Discovery Communications, LLC Term Loan A2	–	(e)	6/4/2024	29,529,752	28,791,508	(f)
Total					68,291,508

Government 0.18%
Seminole Tribe of Florida 2018 Term Loan B	1.959% (1 Mo. LIBOR + 1.75%)		7/8/2024	30,252,865	30,177,233

Health Care Services 0.30%
Humana Inc. Term Loan	1.429% (1 Mo. SOFR + 1.13%)		10/30/2023	50,000,000	49,218,750	(f)

Internet 0.49%
Comcast Hulu Holdings, LLC Term Loan A	1.084% (1 Mo. LIBOR + .88%)		3/15/2024	80,000,000	79,600,000

Media 0.56%
Charter Communications Operating, LLC 2019 Term Loan B1	1.96% (1 Mo. LIBOR + 1.75%)		4/30/2025	91,135,635	90,900,961

Non Cyclical 0.03%
Humana Inc. Delayed Draw Term Loan	–	(e)	5/28/2024	4,500,000	4,457,812	(f)

Real Estate Investment Trusts 1.14%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	1.313% (1 Mo. LIBOR + 1.25%)		12/8/2023	24,629,929	24,491,509	(f)
American Tower Corporation 2021 Term Loan	1.313% (1 Mo. LIBOR + 1.00%)		12/7/2022	123,088,209	122,396,453	(f)
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.137% (1 Mo. LIBOR + 1.00%)		1/31/2025	40,000,000	40,000,000
Total					186,887,962

Software 0.49%
Vmware, Inc. 3 Year Term Loan	0.86% (1 Mo. LIBOR + .75%)		11/1/2024	79,725,298	79,775,126

Telecommunications 0.27%
AT&T Inc. 2021 Delayed Draw Term Loan	1.162% (1 Mo. LIBOR + 1.00%)		3/23/2022	45,000,000	45,000,000
Total Floating Rate Loans (cost $895,598,886)					892,074,780

362	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.14%

Bermuda 0.01%
Bermuda Government International Bond	4.854%		2/6/2024	$1,382,000	$1,448,205

Kuwait 0.04%
Kuwait International Government Bond†(b)	2.75%		3/20/2022	6,750,000	6,760,057

Peru 0.09%
Fondo MIVIVIENDA SA†(b)	3.50%		1/31/2023	14,213,000	14,354,633
Total Foreign Government Obligations (cost $22,761,857)					22,562,895

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.09%
Angel Oak Mortgage Trust 2021-3 A1†	1.068%	#(g)	5/25/2066	18,686,377	18,421,445
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(g)	9/25/2066	27,260,570	26,523,348
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(g)	10/25/2066	19,013,380	18,530,754
BBCMS Mortgage Trust 2017-DELC A†	1.041% (1 Mo. LIBOR + .85%)	#	8/15/2036	10,660,000	10,588,797
BFLD 2019-DPLO A†	1.281% (1 Mo. LIBOR + 1.09%)	#	10/15/2034	11,780,000	11,672,835
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(g)	3/25/2060	37,257,796	36,884,160
BX Commercial Mortgage Trust 2020-VKNG A†	1.121% (1 Mo. LIBOR + .93%)	#	10/15/2037	9,383,902	9,328,065
BX Commercial Mortgage Trust 2021-VINO A†	0.843% (1 Mo. LIBOR + .65%)	#	5/15/2038	19,650,000	19,255,534
BX Commercial Mortgage Trust 2021-XL2 A†	0.88% (1 Mo. LIBOR + .69%)	#	10/15/2038	72,640,000	71,189,263
BX Trust 2021-ARIA A†	1.09% (1 Mo. LIBOR + .90%)	#	10/15/2036	73,640,000	72,271,776
BXHPP Trust 2021-FILM A†	0.841% (1 Mo. LIBOR + .65%)	#	8/15/2036	44,480,000	43,314,597
BXMT Ltd. 2020-FL2 A†	1.063% (1 Mo. SOFR + 1.01%)	#	2/15/2038	51,270,000	51,090,341
BXMT Ltd. 2021-FL4 A†	1.241% (1 Mo. LIBOR + 1.05%)	#	5/15/2038	49,175,000	48,967,543
COLT Mortgage Loan Trust 2021-2 A1†	0.924%	#(g)	8/25/2066	48,718,614	47,148,642
COLT Mortgage Loan Trust 2021-3 A1†	0.956%	#(g)	9/27/2066	34,909,520	33,776,818
Connecticut Avenue Securities Trust 2021-R01 1M1†	0.799% (1 Mo. SOFR + .75%)	#	10/25/2041	21,537,580	21,408,483

See Notes to Schedule of Investments.	363

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust 2022-R01 1M1†	1.049% (1 Mo. SOFR + 1.00%)	#	12/25/2041	$38,618,883	$38,298,400
Connecticut Avenue Securities Trust 2022-R02 2M1†	1.249% (1 Mo. SOFR + 1.20%)	#	1/25/2042	33,995,336	33,945,723
Credit Suisse Mortgage Capital Certificates 2021-NQM4 A1†	1.101%	#(g)	5/25/2066	20,418,319	19,964,089
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM5 A1†	0.938%	#(g)	5/25/2066	46,648,704	45,118,486
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(g)	10/25/2066	32,891,661	31,981,625
DBCG BBG Mortgage Trust 2017-BBG A†	0.891% (1 Mo. LIBOR + .70%)	#	6/15/2034	18,900,000	18,673,588
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(g)	8/25/2066	39,548,927	38,455,111
EQUS Mortgage Trust 2021-EQAZ A†	0.946% (1 Mo. LIBOR + .75%)	#	10/15/2038	49,476,000	48,552,338
Fannie Mae Connecticut Avenue Securities 2021-R02 2M1†	0.949% (1 Mo. SOFR + .90%)	#	11/25/2041	29,135,592	28,855,561
Freddie Mac STACR REMIC Trust 2021-DNA3 M1†	0.799% (1 Mo. SOFR + .75%)	#	10/25/2033	13,625,890	13,527,444
Freddie Mac STACR REMIC Trust 2021-DNA5 M1†	0.699% (1 Mo. SOFR + .65%)	#	1/25/2034	2,203,839	2,202,422
Freddie Mac STACR REMIC Trust 2021-DNA6 M1†	0.849% (1 Mo. SOFR + .80%)	#	10/25/2041	27,510,000	27,307,724
Freddie Mac STACR REMIC Trust 2021-HQA1 M1†	0.749% (1 Mo. SOFR + .70%)	#	8/25/2033	11,724,117	11,700,604
Freddie Mac STACR REMIC Trust 2021-HQA2 M1†	0.749% (1 Mo. SOFR + .70%)	#	12/25/2033	9,402,900	9,369,497
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	0.899% (1 Mo. SOFR + .85%)	#	9/25/2041	15,920,000	15,767,490
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	0.999% (1 Mo. SOFR + .95%)	#	12/25/2041	31,860,000	31,446,868

364	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2022-DNA1 M1A†	1.05% (1 Mo. SOFR + 1.00%)	#	1/25/2042	$43,200,000	$42,837,522
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M1†	0.849% (1 Mo. SOFR + .80%)	#	8/25/2033	15,070,739	15,055,628
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1†	0.899% (1 Mo. SOFR + .85%)	#	11/25/2041	50,170,000	49,600,987
Great Wolf Trust 2019-WOLF A†	1.225% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	14,400,000	14,225,989
GS Mortgage Securities Corp. Trust 2018-HULA A†	1.111% (1 Mo. LIBOR + .92%)	#	7/15/2025	15,002,270	14,850,616
GS Mortgage Securities Corp. Trust 2021-RENT A†	0.862% (1 Mo. LIBOR + .70%)	#	11/21/2035	24,496,195	24,234,583
GS Mortgage Securities Corp. Trust 2021-ROSS A†	1.342% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	40,000,000	39,571,684
Hilton Orlando Trust 2018-ORL A†	1.111% (1 Mo. LIBOR + .92%)	#	12/15/2034	36,955,000	36,549,090
KIND Trust 2021-KIND A†	1.141% (1 Mo. LIBOR + .95%)	#	8/15/2038	24,750,000	24,498,557
MFRA Trust 2021-NQM2 A1†	1.029%	#(g)	11/25/2064	28,552,539	27,884,444
Mortgage Repurchase Agreement Financing Trust 2021-1 A1†	0.626% (1 Mo. LIBOR + .50%)	#	3/10/2022	40,000,000	40,038,248
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A1†	0.626% (1 Mo. LIBOR + .50%)	#	9/10/2022	72,900,000	72,882,424
Motel Trust 2021-MTL6 A†	1.091% (1 Mo. LIBOR + .90%)	#	9/15/2038	26,179,370	25,875,755
OBX Trust 2021-NQM3 A1†	1.054%	#(g)	7/25/2061	52,866,124	51,175,909
ONE Mortgage Trust 2021-PARK A†	0.891% (1 Mo. LIBOR + .70%)	#	3/15/2036	49,520,000	48,022,906
PFP Ltd. 2021-7 A†	1.041% (1 Mo. LIBOR + .85%)	#	4/14/2038	93,479,492	92,895,246
Ready Capital Mortgage Financing LLC 2021-FL5 A†	1.108% (1 Mo. LIBOR + 1.00%)	#	4/25/2038	45,060,210	44,688,463

See Notes to Schedule of Investments.	365

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
VASA Trust 2021-VASA A†	1.091% (1 Mo. LIBOR + .90%)	#	7/15/2039	$55,250,000	$54,492,849
Verus Securitization Trust 2021-4 A1†	0.938%	#(g)	7/25/2066	52,268,840	50,237,918
Verus Securitization Trust 2021-5 A1†	1.013%	#(g)	9/25/2066	25,121,527	24,119,288
Verus Securitization Trust 2021-5 A2†	1.218%	#(g)	9/25/2066	7,999,410	7,678,659
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	16,870,000	16,988,532
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	36,383,039	36,384,378
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,839,001,890)					1,810,329,046

U.S. TREASURY OBLIGATIONS 2.64%
U.S. Treasury Bill (cost $431,632,948)	Zero Coupon		7/28/2022	432,286,000	431,275,112
Total Long-Term Investments (cost $14,856,259,623)					14,749,087,402

SHORT-TERM INVESTMENTS 10.54%

COMMERCIAL PAPERS 10.09%

Auto Manufacturers 0.51%
General Motors Financial Co., Inc	0.274%		3/1/2022	26,520,000	26,519,801
General Motors Financial Co., Inc	0.284%		3/1/2022	56,836,000	56,836,000
Total					83,355,801

Beverages 0.49%
Constellation Brands, Inc.	0.406%		3/1/2022	18,580,000	18,580,000
Constellation Brands, Inc.	0.507%		3/1/2022	60,449,000	60,449,000
Total					79,029,000

Chemicals 0.49%
Eastman Chemical Co.	0.436%		3/8/2022	17,694,000	17,692,520
FMC Corp.	0.507%		3/15/2022	27,000,000	26,994,750
International Flavors & Fragrances, Inc.	0.864%		5/18/2022	35,051,000	34,994,543
Total					79,681,813

Commercial Services 0.27%
S&P Global, Inc.	0.507%		3/7/2022	44,375,000	44,371,303

Computers 0.25%
Leidos, Inc.	0.52%		3/2/2022	40,710,000	40,709,453

366	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 1.02%
Aviation Capital Group LLC	0.416%	3/1/2022	$114,190,000	$114,190,000
Aviation Capital Group LLC	0.456%	3/11/2022	23,898,000	23,895,013
Aviation Capital Group LLC	0.538%	3/14/2022	19,500,000	19,496,268
Aviation Capital Group LLC	0.558%	3/11/2022	9,241,000	9,239,588
Total				166,820,869

Electric 1.74%
American Electric Power Co., Inc.	0.812%	4/27/2022	14,396,000	14,377,765
Brookfield BRP Holdings Canada, Inc.	0.406%	3/10/2022	28,123,000	28,120,188
Exelon Generation Co. LLC	0.659%	3/2/2022	133,912,000	133,909,582
Exelon Generation Co. LLC	0.71%	3/4/2022	90,481,000	90,475,722
Hawaiian Electric Industries, Inc.	0.406%	3/2/2022	17,504,000	17,503,805
Total				284,387,062

Gas 0.11%
National Fuel Gas Co.	0.456%	3/3/2022	350,000	349,991
WGL Holdings, Inc.	0.609%	3/9/2022	9,011,000	9,009,798
WGL Holdings, Inc.	0.609%	3/10/2022	9,242,000	9,240,614
Total				18,600,403

Health Care-Services 0.66%
Catholic Health Initiatives	0.406%	3/2/2022	53,629,000	53,628,404
Catholic Health Initiatives	0.609%	3/9/2022	54,373,000	54,365,751
Total				107,994,155

Leisure Time 0.58%
Brunswick Corp.	0.45%	3/1/2022	44,999,000	44,999,000
Brunswick Corp.	0.507%	3/3/2022	48,752,000	48,750,646
Total				93,749,646

Miscellaneous Manufacturing 1.48%
Parker-Hannifin Corp.	Zero Coupon	3/9/2022	27,413,000	27,408,431
Parker-Hannifin Corp.	0.558%	3/28/2022	49,618,000	49,597,533
Parker-Hannifin Corp.	0.579%	3/22/2022	15,040,000	15,034,999
Parker-Hannifin Corp.	0.579%	3/23/2022	20,000,000	19,993,034
Parker-Hannifin Corp.	0.579%	3/25/2022	14,505,000	14,499,488
Parker-Hannifin Corp.	0.599%	3/18/2022	34,173,000	34,163,479
Parker-Hannifin Corp.	0.609%	3/18/2022	3,500,000	3,499,008
Parker-Hannifin Corp.	0.609%	3/21/2022	30,000,000	29,990,000
Parker-Hannifin Corp.	0.762%	3/8/2022	47,875,000	47,868,018
Total				242,053,990

See Notes to Schedule of Investments.	367

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.00%
Canadian Natural Resources Ltd.	0.487%	3/4/2022	$600,000	$599,976

Pharmaceuticals 0.27%
Cigna Corp.	0.812%	4/25/2022	7,664,000	7,654,633
Viatris, Inc.	0.66%	3/22/2022	36,585,000	36,571,128
Total				44,225,761

Pipelines 1.06%
Energy Transfer Partners LP	0.507%	3/2/2022	79,832,000	79,830,891
Energy Transfer Partners LP	0.507%	3/3/2022	92,426,000	92,423,433
Total				172,254,324

REITS 1.16%
Crown Castle International Corp.	0.609%	3/15/2022	98,000,000	97,977,134
Crown Castle International Corp.	0.609%	3/15/2022	91,034,000	91,012,759
Total				188,989,893
Total Commercial Papers (cost $1,646,815,552)				1,646,823,449

REPURCHASE AGREEMENTS 0.45%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $62,769,400 of U.S. Treasury Note at 2.00% due 8/15/2025;, $12,559,200 of U.S. Treasury Note at 0.25% due 7/31/2025; value: $75,086,983; proceeds: $73,614,630 (cost $73,614,630)			73,614,630	73,614,630
Total Short-Term Investments (cost $1,720,430,182)				1,720,438,079
Total Investments in Securities 100.87% (cost $16,576,689,805)				16,469,525,481
Other Assets and Liabilities – Net (0.87)%				(142,190,302)
Net Assets 100.00%				$16,327,335,179

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2022, the total value of Rule 144A securities was $7,743,399,359, which represents 47.43% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2022.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.

368	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2022

(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2022.
(e)	Interest rate to be determined.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$3,998,116,378	$–	$3,998,116,378
Corporate Bonds	–	7,594,729,191	–	7,594,729,191
Floating Rate Loans
Entertainment	–	–	68,291,508	68,291,508
Health Care Services	–	–	49,218,750	49,218,750
Non Cyclical	–	–	4,457,812	4,457,812
Real Estate Investment Trusts	–	40,000,000	146,887,962	186,887,962
Remaining Industries	–	583,218,748	–	583,218,748
Foreign Government Obligations	–	22,562,895	–	22,562,895
Non-Agency Commercial
Mortgage-Backed Securities	–	1,810,329,046	–	1,810,329,046
U.S. Treasury Obligations	–	431,275,112	–	431,275,112
Short-Term Investments
Commercial Papers	–	1,646,823,449	–	1,646,823,449
Repurchase Agreements	–	73,614,630	–	73,614,630
Total	$–	$16,200,669,449	$268,856,032	$16,469,525,481

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	369

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND February 28, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2021	$94,368,075
Accrued Discounts (Premiums)	(387)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(2,096,141)
Purchases	221,608,560
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(45,024,075)
Balance as of February 28, 2022	$268,856,032
Change in unrealized appreciation/ depreciation for the period ended February 28, 2022, related to Level 3 investments held at February 28, 2022	$(2,096,147)

370	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”)each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s, state and local tax return may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Funds’ agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of February 28, 2022, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Convertible Fund	$8,361,820	$8,484,948
High Yield Fund	1,977,277	1,997,398

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers during the period ended February 28, 2022:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Net Change in Appreciation (Depreciation)	Value at 2/28/2022	Shares as of 2/28/2022	Dividend Income
Lord Abbett Convertible Fund-Class I	$38,141,381	$5,511,011	$(9,168,217)	$6,897,093	(a)	$(10,478,138)	$25,744,835	1,734,827	$352,716
Lord Abbett Core Fixed Income Fund-Class I	87,721,578	731,942	–	321,567	(b)	(3,486,216)	84,967,304	7,948,298	410,375
Lord Abbett Durable Growth Fund-Class I	177,699,338	26,841,118	(24,905,090)	3,670,920		(29,243,219)	154,063,067	8,354,830	–
Lord Abbett Emerging Markets Bond Fund-Class I	119,016,869	1,310,278	(4,792,119)	(130,657)		(8,650,282)	106,754,089	23,670,530	1,302,406
Lord Abbett Floating Rate Loan Fund-Class I	11,472,224	107,866,608	–	–		(786,004)	118,552,828	14,232,032	351,235
Lord Abbett Focused Large Cap Value Fund-Class I	492,032,108	125,218,951	(71,454,922)	17,109,355		9,816,048	572,721,540	37,530,900	–
Lord Abbett Focused Small Cap Value Fund-Class I	13,971,351	–	–	–		332,078	14,303,429	481,273	–
Lord Abbett Fundamental Equity Fund-Class I	166,762,679	17,558,639	(11,081,197)	1,420,903		2,740,946	177,401,970	13,209,380	–
Lord Abbett Growth Leaders Fund-Class I	299,984,032	26,841,117	(82,548,305)	12,603,482		(76,590,971)	180,289,355	5,071,431	–
Lord Abbett Growth Opportunities Fund-Class I	158,387,442	20,825,462	(19,457,053)	21,250,155	(c)	(45,544,372)	114,636,171	4,233,241	–
Lord Abbett High Yield Fund-Class I	451,367,037	6,246,152	(56,814,908)	(2,875,837	)(d)	(15,181,613)	382,136,715	53,445,694	5,642,035
Lord Abbett Inflation Focused Fund-Class I	137,252,289	857,521	(3,443,266)	154,909		160,641	134,982,094	10,824,547	857,520
Lord Abbett International Equity Fund-Class I	106,067,394	12,446,519	–	10,844,589	(e)	(17,820,464)	100,693,449	7,002,326	1,601,531
Lord Abbett International Value Fund-Class I	210,076,641	3,064,986	–	–		6,079,897	219,221,524	27,961,929	3,064,987
Lord Abbett Mid-Cap Stock Fund-Class I	120,558,068	10,246,728	(4,256,843)	9,563,447	(f)	(8,302,857)	118,765,531	3,643,115	1,203,716

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund (continued)

Affiliated Issuer	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 2/28/2022	Shares as of 2/28/2022	Dividend Income
Lord Abbett Short Duration Income Fund-Class I	$15,670,366	$26,198,978	$(26,944,328)	$(249,315)	$(30,274)	$14,645,427	3,589,565	$88,703
Lord Abbett Value Opportunities Fund-Class I	108,120,324	–	(101,219,268)	(16,406,687)	9,505,631	–	–	–
Total				$64,173,924	$(187,479,169)	$2,519,879,328		$14,875,224

(a)	Includes $5,158,295 of distributed capital gains.
(b)	Includes $321,567 of distributed capital gains.
(c)	Includes $20,825,463 of distributed capital gains.
(d)	Includes $604,116 of distributed capital gains.
(e)	Includes $10,844,589 of distributed capital gains.
(f)	Includes $9,043,012 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Income Fund

Affiliated Issuer	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Net Change in Appreciation (Depreciation)	Value at 2/28/2022	Shares as of 2/28/2022	Dividend Income
Lord Abbett Convertible Fund-Class I	$12,935,007	$1,850,133	$(2,742,837)	$2,236,253	(a)	$(3,511,645)	$9,035,192	608,840	$118,413
Lord Abbett Core Fixed Income Fund-Class I	164,060,863	23,334,007	–	681,194	(b)	(7,404,582)	179,990,288	16,837,258	868,370
Lord Abbett Durable Growth Fund-Class I	67,358,168	–	(9,084,615)	1,360,740		(10,046,778)	49,587,515	2,689,128	–
Lord Abbett Emerging Markets Bond Fund-Class I	62,761,365	689,970	(3,399,596)	(225,019)		(4,357,875)	55,468,845	12,299,079	687,269
Lord Abbett Floating Rate Loan Fund-Class I	38,184,802	52,679,742	(2,428,039)	67,140		(584,683)	87,918,962	10,554,497	454,245
Lord Abbett Focused Large Cap Value Fund-Class I	147,095,808	29,825,502	(3,539,998)	629,536		7,925,493	181,936,341	11,922,435	–
Lord Abbett Focused Small Cap Value Fund-Class I	5,353,035	–	–	–		127,234	5,480,269	184,397	–
Lord Abbett Fundamental Equity Fund-Class I	57,433,506	–	(2,259,998)	276,410		1,087,592	56,537,510	4,209,792	–
Lord Abbett Growth Leaders Fund-Class I	89,024,074	–	(14,649,233)	1,353,363		(19,117,158)	56,611,046	1,592,434	–
Lord Abbett Growth Opportunities Fund-Class I	49,248,133	6,532,246	(7,524,617)	6,919,816	(c)	(14,692,599)	33,950,733	1,253,720	–
Lord Abbett High Yield Fund-Class I	232,287,718	3,239,731	(24,912,389)	(1,352,250	)(d)	(8,052,165)	200,899,790	28,097,873	2,928,875
Lord Abbett Inflation Focused Fund-Class I	107,147,185	670,436	(2,521,534)	108,060		136,844	105,540,991	8,463,592	670,436
Lord Abbett Intermediate Tax Free-Class I	21,821,309	–	(21,821,309)	547,678		(547,678)	–	–	3,088
Lord Abbett International Equity Fund-Class I	54,072,999	6,345,217	–	5,528,759	(e)	(9,084,846)	51,333,370	3,569,775	816,458

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund (continued)

Affiliated Issuer	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 2/28/2022	Shares as of 2/28/2022	Dividend Income
Lord Abbett International Value Fund-Class I	$90,413,587	$1,319,121	$–	$–	$2,616,689	$94,349,397	12,034,362	$1,319,121
Lord Abbett Mid-Cap Stock Fund-Class I	37,452,060	3,223,664	(850,000)	3,023,454 (f)	(2,650,215)	37,353,994	1,145,828	378,695
Lord Abbett Short Duration Income Fund-Class I	13,086,250	12,576,776	(16,309,323)	(233,546)	48,053	9,168,210	2,247,110	65,256
Lord Abbett Value Opportunities Fund-Class I	33,581,195	–	(31,317,055)	(5,217,985)	2,953,845	–	–	–
Total				$15,703,603	$(65,154,474)	$1,215,162,453		$8,310,226

(a)	Includes $1,731,719 of distributed capital gains.
(b)	Includes $681,194 of distributed capital gains.
(c)	Includes $6,532,246 of distributed capital gains.
(d)	Includes $310,855 of distributed capital gains.
(e)	Includes $5,528,759 of distributed capital gains.
(f)	Includes $2,844,969 of distributed capital gains.

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbbett. As of February 28, 2022 each fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Investment Trust-Convertible Fund-Class I	1.02%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	3.36%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	6.10%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.23%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	4.69%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	22.68%
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I	0.57%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	7.03%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7.14%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	4.54%
Lord Abbett Investment Trust-High Yield Fund-Class I	15.13%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5.35%
Lord Abbett Securities Trust-International Equity Fund-Class I	3.99%
Lord Abbett Securities Trust-International Value Fund-Class I	8.68%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4.70%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.58%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Multi-Asset Income Fund

Underlying Fund Name	%
Lord Abbett Investment Trust-Convertible Fund-Class I	0.74%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	14.81%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	4.07%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.55%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	7.24%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	14.94%
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I	0.45%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	4.64%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4.65%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	2.79%
Lord Abbett Investment Trust-High Yield Fund-Class I	16.49%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	8.66%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.21%
Lord Abbett Securities Trust-International Value Fund-Class I	7.74%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3.07%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.75%
Total	100.00%

The Ten Largest Holdings and the Holdings by Sector or Credit Rating, as of February 28, 2022, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N- PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Convertible Fund

Ten Largest Holdings	% of Investments
Canopy Growth Corp., 4.250%, 7/15/2023	4.51%
Scorpio Tankers, Inc., 3.000%, 5/15/2025	3.98%
Palo Alto Networks, Inc., 0.375%, 6/1/2025	3.70%
Broadcom, Inc., 8.000%, 9/30/2022	3.69%
Chegg, Inc., Zero Coupon, 9/1/2026	3.49%
Airbnb, Inc., Zero Coupon, 3/15/2026	2.73%
NextEra Energy, Inc., 4.872%, 9/1/2022	2.58%
Royal Caribbean Cruises Ltd., 4.250%, 6/15/2023	2.39%
Expedia Group, Inc., Zero Coupon, 2/15/2026	2.27%
Enphase Energy, Inc., Zero Coupon, 3/1/2028	2.24%

Holdings by Sector	% of Investments*
Basic Material	1.36%
Communications	20.68%
Consumer, Cyclical	15.55%
Consumer, Non-cyclical	22.11%
Energy	8.17%
Financial	3.18%
Industrial	9.31%
Technology	16.21%
Utilities	2.58%
Repurchase Agreements	0.13%
Time Deposits	0.07%
Money Markets	0.65%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.500%, 1/31/2027	14.36%
Fannie Mae or Freddie Mac, 3.000%, TBA	6.17%
U.S. Treasury Note, 1.500%, 2/15/2025	5.16%
U.S. Treasury Bill, Zero Coupon, 4/21/2022	5.15%
U.S. Treasury Note, 1.875%, 2/15/2032	4.81%
U.S. Treasury Note, 0.750%, 12/31/2023	4.45%
U.S. Treasury Bill, Zero Coupon, 7/28/2022	4.35%
U.S. Treasury Bond, 1.750%, 8/15/2041	3.67%
U.S. Treasury Bond, 1.875%, 11/15/2051	1.20%
Fannie Mae or Freddie Mac, 2.500%, TBA	0.91%

Holdings by Sector	% of Investments*
Asset Backed Securities	13.45%
Basic Materials	0.99%
Communications	2.44%
Consumer Cyclical	1.88%
Consumer Non-cyclical	1.02%
Energy	3.50%
Financial	10.20%
Foreign Government	0.44%
Industrial	0.85%
Mortgage Backed	14.23%
Technology	1.79%
U.S. Government	45.87%
Utilities	2.13%
Repurchase Agreements	1.21%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Durable Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	10.50%
Alphabet, Inc.	7.80%
Amazon.com, Inc.	7.56%
Apple, Inc.	5.58%
NVIDIA Corp.	4.13%
Tesla, Inc.	3.65%
Mastercard, Inc.	2.66%
Home Depot, Inc. (The)	2.18%
NIKE, Inc.	1.86%
ServiceNow, Inc.	1.74%

Holdings by Sector	% of Investments*
Communication Services	12.67%
Consumer Discretionary	19.10%
Consumer Staples	5.08%
Financials	1.86%
Health Care	11.11%
Industrials	8.73%
Information Technology	35.02%
Materials	3.76%
Real Estate	1.62%
Repurchase Agreements	1.05%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Petroleos Mexicanos, 6.700%, 2/16/2032	2.13%
Oman Government International Bond, 4.750%, 6/15/2026	1.97%
Republic of Egypt, 3.875%, 2/16/2026	1.62%
Republic of South Africa, 4.300%, 10/12/2028	1.52%
Saudi International Bond, 3.450%, 2/2/2061	1.36%
State of Qatar, 3.250%, 6/2/2026	1.35%
Philippine Government International Bond, 2.650%, 12/10/2045	1.26%
Republic of Nigeria, 6.500%, 11/28/2027	1.13%
Petroleos Mexicanos, 6.500%, 6/2/2041	1.11%
Republic of Angola, 8.250%, 5/9/2028	1.10%

Holdings by Sector	% of Investments*
Basic Materials	5.02%
Communications	0.52%
Consumer Non-cyclical	1.48%
Energy	0.16%
Financial	4.21%
Foreign Government	0.35%
Industrial	0.96%
Technology	0.28%
Utilities	0.37%
Repurchase Agreements	0.73%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Floating Rate Fund

Ten Largest Holdings	% of Investments
Invesco Senior Loan ETF	1.37%
AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2028	0.68%
Virgin Media Bristol LLC, 2.691%, 1/31/2028	0.64%
Medline Industries, Inc., 3.750%, 10/23/2028	0.63%
ICON Luxembourg S.A.R.L., 2.750%, 7/3/2028	0.59%
Peraton Corp., 4.500%, 2/1/2028	0.50%
Hudson River Trading LLC, 3.171%, 3/20/2028	0.47%
WP CityMD Bidco LLC, 3.750%, 12/22/2028	0.47%
Jane Street Group, LLC, 1/26/2028	0.46%
McAfee, LLC, 2/2/2029	0.45%

Holdings by Sector	% of Investments*
Aerospace	4.66%
Automotive	1.34%
Chemicals	1.66%
Consumer Durables	0.28%
Consumer Non-Durables	1.23%
Energy	3.92%
Financial	8.72%
Food/Tobacco	1.17%
Gaming/Leisure	6.16%
Healthcare	14.36%
Housing	3.54%
Information Technology	12.77%
Manufacturing	8.53%
Media/Telecom	2.83%
Metals/Minerals	0.83%
Retail	4.06%
Service	8.79%
Technology & Electronics	0.33%
Transportation	0.47%
Utility	1.86%
Repurchase Agreements	12.49%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Focused Large Cap Value Fund

Ten Largest Holdings	% of Investments
Raytheon Technologies Corp.	4.11%
Wells Fargo & Co.	4.05%
Ameriprise Financial, Inc.	4.00%
Allstate Corp. (The)	3.98%
AbbVie, Inc.	3.94%
First Citizens BancShares, Inc.	3.68%
Organon & Co.	3.56%
Alphabet, Inc.	3.56%
CVS Health Corp.	3.52%
KKR & Co., Inc.	3.34%

Holdings by Sector	% of Investments*
Communication Services	8.76%
Consumer Discretionary	5.74%
Consumer Staples	5.35%
Energy	9.74%
Financials	22.34%
Health Care	16.45%
Industrials	14.63%
Information Technology	7.87%
Materials	4.59%
Utilities	3.01%
Repurchase Agreements	1.52%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
MEG Energy Corp.	4.05%
Organon & Co.	3.72%
Chesapeake Energy Corp.	3.48%
Customers Bancorp, Inc.	3.34%
TrueBlue, Inc.	3.15%
Silicon Motion Technology Corp.	3.00%
Eagle Materials, Inc.	2.98%
International Money Express, Inc.	2.96%
Metropolitan Bank Holding Corp.	2.85%
Tenet Healthcare Corp.	2.82%

Holdings by Sector	% of Investments*
Communication Services	5.20%
Consumer Discretionary	6.63%
Consumer Staples	3.96%
Energy	9.99%
Financials	31.87%
Health Care	6.54%
Industrials	14.50%
Information Technology	6.90%
Materials	4.94%
Real Estate	6.13%
Repurchase Agreements	3.34%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Fundamental Equity Fund

Ten Largest Holdings	% of Investments
UnitedHealth Group, Inc.	3.94%
Alphabet, Inc.	3.14%
Procter & Gamble Co. (The)	2.99%
Pioneer Natural Resources Co.	2.53%
Raytheon Technologies Corp.	2.48%
Organon & Co.	2.29%
Pfizer, Inc.	2.26%
Shell PLC ADR	2.25%
Wells Fargo & Co.	2.24%
Lockheed Martin Corp.	2.20%

Holdings by Sector	% of Investments*
Communication Services	5.30%
Consumer Discretionary	7.18%
Consumer Staples	6.27%
Energy	8.11%
Financials	23.56%
Health Care	13.89%
Industrials	12.85%
Information Technology	12.32%
Materials	4.64%
Real Estate	3.04%
Utilities	2.37%
Repurchase Agreements	0.47%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Growth Leaders Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	9.76%
Alphabet, Inc.	9.29%
Apple, Inc.	8.18%
NVIDIA Corp.	4.47%
Tesla, Inc.	4.24%
Amazon.com, Inc.	3.32%
Mastercard, Inc. Class A	2.30%
Advanced Micro Devices, Inc.	2.23%
Costco Wholesale Corp.	2.20%
QUALCOMM, Inc.	2.20%

Holdings by Sector	% of Investments*
Communication Services	11.25%
Consumer Discretionary	9.68%
Consumer Staples	3.16%
Energy	1.07%
Financials	8.57%
Health Care	11.20%
Industrials	1.54%
Information Technology	51.03%
Repurchase Agreements	2.50%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Palo Alto Networks, Inc.	3.08%
Cadence Design Systems, Inc.	2.86%
Old Dominion Freight Line, Inc.	2.44%
TransDigm Group, Inc.	2.27%
Amphenol Corp.	2.20%
Chipotle Mexican Grill, Inc.	2.13%
Datadog, Inc.	2.13%
DexCom, Inc.	2.04%
Hilton Worldwide Holdings, Inc.	1.86%
SBA Communications Corp.	1.84%

Holdings by Sector	% of Investments*
Communication Services	3.38%
Consumer Discretionary	14.07%
Consumer Staples	5.08%
Financials	4.50%
Health Care	18.84%
Industrials	14.46%
Information Technology	31.74%
Materials	4.56%
Real Estate	1.84%
Repurchase Agreements	1.51%
Time Deposits	0.00%
Money Markets	0.01%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.875%, 11/15/2028	0.87%
Occidental Petroleum Corp., 6.125%, 1/1/2031	0.86%
Ford Motor Co., 3.250%, 2/12/2032	0.58%
Centene Corp., 4.625%, 12/15/2029	0.47%
Ford Motor Co., 4.750%, 1/15/2043	0.45%
Centennial Resource Production LLC, 5.375%, 1/15/2026	0.43%
MEG Energy Corp., 7.125%, 2/1/2027	0.42%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/1/2030	0.42%
Kraft Heinz Foods Co., 4.875%, 10/1/2049	0.41%
Navient Corp., 6.750%, 6/25/2025	0.41%

Holdings by Sector	% of Investments*
Asset Backed Securities	0.68%
Automotive	0.02%
Basic Industry	0.12%
Basic Materials	7.95%
Communications	7.59%
Consumer Cyclical	24.68%
Consumer Non-cyclical	11.12%
Energy	21.62%
Financial	9.60%
Foreign Government	0.25%
Health Care	0.26%
Industrial	7.47%
Media	0.21%
Mortgage Securities	1.51%
Service	0.14%
Technology	4.57%
Transportation	0.08%
Utilities	2.10%
Money Markets	0.03%
Time Deposits	0.00%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Inflation Indexed Note, 0.125%, 10/15/2026	2.00%
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2032	1.07%
MRA Issuance Trust 2021-8, 1.256%, 5/15/2022	0.82%
U.S. Treasury Note, 0.875%, 1/31/2024	0.63%
Charter Communications Operating, LLC, 1.960%, 4/30/2025	0.60%
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1, 1.500%, 1/15/2037	0.52%
LoanCore Issuer Ltd. 2022-CRE7, 1.599%, 1/17/2037	0.52%
BX Trust 2022-LBA6, 1.099%, 1/15/2039	0.51%
SMRT 2022-MINI, 1.100%, 1/15/2024	0.51%
UBS AG, 5.125%, 5/15/2024	0.50%

Holdings by Sector	% of Investments*
Asset Backed Securities	21.19%
Basic Materials	2.63%
Communications	4.08%
Consumer, Cyclical	8.10%
Consumer, Non-cyclical	5.45%
Diversified	0.01%
Energy	6.82%
Financial	19.97%
Foreign Government	0.19%
Industrial	2.50%
Mortgage Securities	18.16%
Technology	1.52%
U.S. Government	3.82%
Utilities	4.01%
Repurchase Agreements	1.55%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

International Equity Fund

Ten Largest Holdings	% of Investments
Nestle SA	2.21%
LVMH Moet Hennessy Louis Vuitton SE	2.05%
Novo Nordisk A/S	1.95%
BHP Group Ltd.	1.94%
Toyota Motor Corp.	1.82%
ASML Holding NV	1.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.75%
Roche Holding AG	1.74%
L’Oreal SA	1.63%
AstraZeneca plc	1.57%

Holdings by Sector	% of Investments*
Communication Services	3.59%
Consumer Discretionary	12.94%
Consumer Staples	9.04%
Energy	6.41%
Financials	19.18%
Health Care	8.38%
Industrials	15.87%
Information Technology	8.77%
Materials	7.59%
Real Estate	1.08%
Utilities	2.89%
Repurchase Agreements	4.26%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

International Value Fund

Ten Largest Holdings	% of Investments
Shell plc	3.67%
BHP Group Ltd.	2.87%
Sanofi	2.79%
Sumitomo Mitsui Financial Group, Inc.	2.09%
GlaxoSmithKline plc	2.03%
Anglo American plc	2.01%
Orange SA	1.98%
UBS Group AG	1.97%
Volkswagen AG	1.75%
Koninklijke Ahold Delhaize NV	1.72%

Holdings by Sector	% of Investments*
Communication Services	1.98%
Consumer Discretionary	9.90%
Consumer Staples	9.52%
Energy	7.94%
Financials	25.29%
Health Care	8.97%
Industrials	14.24%
Information Technology	3.12%
Materials	6.89%
Real Estate	3.22%
Utilities	4.39%
Repurchase Agreements	4.54%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Mid Cap Stock Fund

Ten Largest Holdings	% of Investments
Organon & Co.	2.65%
Pioneer Natural Resources Co.	2.52%
Ameriprise Financial, Inc.	2.08%
Euronet Worldwide, Inc.	2.07%
Devon Energy Corp.	1.95%
East West Bancorp, Inc.	1.95%
BJ’s Wholesale Club Holdings, Inc.	1.95%
First Citizens BancShares, Inc.	1.92%
Curtiss-Wright Corp.	1.85%
Valvoline, Inc.	1.83%

Holdings by Sector	% of Investments*
Communication Services	1.22%
Consumer Discretionary	6.26%
Consumer Staples	4.70%
Energy	8.77%
Financials	20.63%
Health Care	8.64%
Industrials	18.34%
Information Technology	9.65%
Materials	8.01%
Real Estate	7.25%
Utilities	5.83%
Repurchase Agreements	0.70%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.875%, 1/31/2024	2.41%
U.S. Treasury Note, 0.750%, 12/31/2023	1.64%
U.S. Treasury Note, 1.500%, 2/15/2025	1.04%
MRA Issuance Trust 2021-4, 1.306%, 4/7/2022	0.66%
MRA Issuance Trust 2021-4, 1.306%, 4/7/2022	0.58%
Comcast Hulu Holdings, LLC, 1.084%, 3/15/2024	0.45%
DBWF Mortgage Trust 2018-AMXP, 3.747%, 5/5/2035	0.44%
Charter Communications Operating, LLC, 1.960%, 4/30/2025	0.42%
Invitation Homes Operating Partnership LP, 1.137%, 1/31/2025	0.41%
Citigroup, Inc., 3.106%, 4/8/2026	0.40%

Holdings by Sector	% of Investments*
Asset Backed Securities	23.02%
Basic Materials	2.47%
Communications	4.14%
Consumer Cyclical	7.67%
Consumer Non-cyclical	5.19%
Diversified	0.02%
Energy	5.74%
Financial	19.00%
Foreign Government	0.33%
Industrial	2.29%
Leisure Time	0.02%
Materials and Processing	0.03%
Miscellaneous Manufacture	0.07%
Mortgage Securities	19.47%
Technology	1.60%
U.S. Government	5.45%
Utilities	2.54%
Repurchase Agreement	0.95%
Total	100.00%
*	A sector may comprise several industries.

QPHR-INV-1Q
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